     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007.

                                                              FILE NO. 333-91927

                                                                       811-04972

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 22                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 275                                             /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2007 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

HARTFORD LEADERS PLUS


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)


P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:  1-800-862-6668 (CONTRACT OWNERS)
            1-800-862-7155 (REGISTERED REPRESENTATIVES)

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series I and Series IR of Hartford Leaders Plus variable annuity. Please read it carefully before you purchase your variable annuity.

We call this annuity Hartford Leaders Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.


This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Com-pany ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: AIM Variable Insurance Funds, American Funds Insurance Series (also known as American Variable Insurance Series), BlackRock Variable Series Funds, Inc., Hartford Series Fund, Inc., MFS(R) Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust and The Prudential Series Fund, Inc.


You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

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PROSPECTUS DATED: MAY 1, 2007



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2007

2

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TABLE OF CONTENTS


                                                                         PAGE
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DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                  10
  The Company                                                                 10
  The Separate Account                                                        10
  The Funds                                                                   11
PERFORMANCE RELATED INFORMATION                                               15
FIXED ACCUMULATION FEATURE                                                    16
THE CONTRACT                                                                  17
  Purchases and Contract Value                                                17
  Charges and Fees                                                            23
  The Hartford's Principal First                                              26
  Death Benefit                                                               27
  Surrenders                                                                  31
ANNUITY PAYOUTS                                                               33
OTHER PROGRAMS AVAILABLE                                                      36
OTHER INFORMATION                                                             37
  Legal Matters                                                               39
  More Information                                                            40
FEDERAL TAX CONSIDERATIONS                                                    40
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      47
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

4

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner, or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.


MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                            8%
  Second Year                                                                                               8%
  Third Year                                                                                                8%
  Fourth Year                                                                                               8%
  Fifth Year                                                                                                7%
  Sixth Year                                                                                                6%
  Seventh Year                                                                                              5%
  Eighth Year                                                                                               0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.50%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.65%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  The Hartford's Principal First Charge (4)                                                               0.75%
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.75%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                  MINIMUM          MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                0.48  %          2.77  %
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


HARTFORD LEADERS PLUS



(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,353
3 years                                                                   $2,513
5 years                                                                   $3,560
10 years                                                                  $5,718



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $566
3 years                                                                   $1,741
5 years                                                                   $2,895
10 years                                                                  $5,688



(3)  If you do not Surrender your Contract:



1 year                                                                      $596
3 years                                                                   $1,771
5 years                                                                   $2,825
10 years                                                                  $5,718

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HARTFORD LEADERS ELITE PLUS



(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,353
3 years                                                                   $2,513
5 years                                                                   $3,560
10 years                                                                  $5,718






(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $566
3 years                                                                   $1,741
5 years                                                                   $2,895
10 years                                                                  $5,688






(3)  If you do not Surrender your Contract:



1 year                                                                      $596
3 years                                                                   $1,771
5 years                                                                   $2,925
10 years                                                                  $5,718



HARTFORD LEADERS SOLUTION PLUS



(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,353
3 years                                                                   $2,513
5 years                                                                   $3,560
10 years                                                                  $5,718



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $566
3 years                                                                   $1,741
5 years                                                                   $2,895
10 years                                                                  $5,688



(3)  If you do not Surrender your Contract:



1 year                                                                      $596
3 years                                                                   $1,771
5 years                                                                   $2,825
10 years                                                                  $5,718


CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        8%
          5                        7%
          6                        6%
          7                        5%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X  Premium Payments that have been in your Contract for more than seven years

X  Payment Enhancements or earnings

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

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Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts (particularly in Contracts with lower Contract Value).

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us.

The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- the Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Interest Accumulation Value from the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any

10

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  Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION


THE COMPANY



We are stock life insurance companies engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States, except New York, and in the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT


The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:


- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

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THE FUNDS



FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS (1)
 AIM V.I. BASIC VALUE      Long-term growth of        A I M Advisors, Inc.
  FUND -- SERIES I         capital
 AIM V.I. CAPITAL          Growth of capital          A I M Advisors, Inc.
  APPRECIATION FUND --
  SERIES I
 AIM V.I. CORE EQUITY      Growth of capital          A I M Advisors, Inc.
  FUND -- SERIES I
 AIM V.I. GOVERNMENT       To achieve a high level    A I M Advisors, Inc.
  SECURITIES FUND --       of current income
  SERIES I                 consistent with
                           reasonable concern for
                           safety of principal.
 AIM V.I. INTERNATIONAL    To provide long-term       A I M Advisors, Inc.
  GROWTH FUND -- SERIES I  growth of capital
 AIM V.I. LARGE CAP        Long-term growth of        A I M Advisors, Inc.
  GROWTH FUND -- SERIES I  capital
 AIM V.I. MID CAP CORE     Long-term growth of        A I M Advisors, Inc.
  EQUITY FUND -- SERIES I  capital
 AIM V.I. SMALL CAP        Long-term growth of        A I M Advisors, Inc.
  EQUITY FUND -- SERIES I  capital
AMERICAN FUNDS INSURANCE
SERIES
 AMERICAN FUNDS ASSET      High total return,         Capital Research and
  ALLOCATION FUND --       including income and       Management Company
  CLASS 2                  capital gains, consistent
                           with the preservation of
                           capital over the long
                           term.
 AMERICAN FUNDS BLUE CHIP  Produce income exceeding   Capital Research and
  INCOME AND GROWTH FUND   the average yield on U.S.  Management Company
  -- CLASS 2               stocks generally (as
                           represented by the
                           average yield on the
                           Standard & Poor's 500
                           Composite Index)and to
                           provide an opportunity
                           for growth of principal
                           consistent with sound
                           common stock investing.
 AMERICAN FUNDS BOND FUND  High level of current      Capital Research and
  -- CLASS 2               income as is consistent    Management Company
                           with the preservation of
                           capital.
 AMERICAN FUNDS GLOBAL     Seeks to provide you,      Capital Research and
  BOND FUND -- CLASS 2     over the long term, with   Management Company
                           a high level of total
                           return as consistent with
                           prudent management, by
                           investing primarily in
                           investment grade bonds
                           issued by entities based
                           around the world and
                           denominated in various
                           currencies, including
                           U.S. dollars
 AMERICAN FUNDS GLOBAL     Seeks to make your         Capital Research and
  GROWTH AND INCOME FUND   investment grow over time  Management Company
  -- CLASS 2               and provide you with
                           current income by
                           investing primarily in
                           stocks of
                           well-established
                           companies located around
                           the world.
 AMERICAN FUNDS GLOBAL     Seeks to make your         Capital Research and
  GROWTH FUND -- CLASS 2   investment grow over time  Management Company
                           by investing primarily in
                           common stocks of
                           companies located around
                           the world.
 AMERICAN FUNDS GLOBAL     Seeks to make your         Capital Research and
  SMALL CAPITALIZATION     investment grow over time  Management Company
  FUND -- CLASS 2          by investing primarily in
                           stocks of smaller
                           companies located around
                           the world.

12

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FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 AMERICAN FUNDS GROWTH     Seeks to make your         Capital Research and
  FUND -- CLASS 2          investment grow by         Management Company
                           investing primarily in
                           common stocks of
                           companies that appear to
                           offer superior
                           opportunities for growth
                           of capital.
 AMERICAN FUNDS            Seeks to make your         Capital Research and
  GROWTH-INCOME FUND --    investment grow and        Management Company
  CLASS 2                  provide you with income
                           over time by investing
                           primarily in common
                           stocks or other
                           securities that
                           demonstrate the potential
                           for appreciation and/or
                           dividends.
 AMERICAN FUNDS            Seeks to make your         Capital Research and
  INTERNATIONAL FUND --    investment grow over time  Management Company
  CLASS 2                  by investing primarily in
                           common stocks of
                           companies located outside
                           the United States.
 AMERICAN FUNDS NEW WORLD  Long-term capital          Capital Research and
  FUND -- CLASS 2          appreciation               Management Company
BLACKROCK VARIABLE SERIES
FUNDS, INC. (2)
 BLACKROCK GLOBAL GROWTH   Long-term growth of        BlackRock Advisors, LLC
  V.I. FUND -- CLASS I     capital                    Sub-advised by BlackRock
  (3)                                                 Investment Management, LLC
 BLACKROCK LARGE CAP       Long-term capital growth   BlackRock Advisors, LLC
  GROWTH V.I. FUND --                                 Sub-advised by BlackRock
  CLASS I (4)                                         Investment Management, LLC
FRANKLIN TEMPLETON
VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN FLEX CAP GROWTH  Capital appreciation       Franklin Advisers, Inc.
  SECURITIES FUND --
  CLASS 2
 FRANKLIN GLOBAL REAL      Capital appreciation with  Franklin Advisory Services,
  ESTATE FUND -- CLASS 2   current income as a        LLC
  (5)                      secondary goal
 FRANKLIN INCOME           Maximize income while      Franklin Advisers, Inc.
  SECURITIES FUND --       maintaining prospects for
  CLASS 2                  capital appreciation
 FRANKLIN LARGE CAP        Capital appreciation       Franklin Advisers, Inc.
  GROWTH SECURITIES FUND
  -- CLASS 2
 FRANKLIN LARGE CAP VALUE  Long-term capital          Franklin Advisory Services,
  SECURITIES FUND --       appreciation               LLC
  CLASS 2
 FRANKLIN RISING           Long-term capital          Franklin Advisory Services,
  DIVIDENDS SECURITIES     appreciation with          LLC
  FUND -- CLASS 2          preservation of capital
                           as an important
                           consideration.
 FRANKLIN SMALL-MID CAP    Long-term capital growth   Franklin Advisers, Inc.
  GROWTH SECURITIES FUND
  -- CLASS 2 (6)
 FRANKLIN STRATEGIC        High level of current      Franklin Advisers, Inc.
  INCOME SECURITIES FUND   income, with capital
  -- CLASS 1               appreciation over the
                           long term as a secondary
                           goal
 MUTUAL DISCOVERY          Capital appreciation       Franklin Mutual Advisers, LLC
  SECURITIES FUND --                                  Sub-advised by Franklin
  CLASS 2                                             Templeton Investment
                                                      Management Limited
 MUTUAL SHARES SECURITIES  Capital appreciation,      Franklin Mutual Advisers, LLC
  FUND -- CLASS 2          with income as a
                           secondary goal
 TEMPLETON DEVELOPING      Long-term capital          Templeton Asset Management
  MARKETS SECURITIES FUND  appreciation               Ltd.
  -- CLASS 1

-------------------------------------------------------------------------------


FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 TEMPLETON FOREIGN         Long-term capital growth   Templeton Investment Counsel,
  SECURITIES FUND --                                  LLC
  CLASS 2                                             Sub-advised by Franklin
                                                      Templeton Investment
                                                      Management Limited
 TEMPLETON GLOBAL ASSET    High total return          Templeton Investment Counsel,
  ALLOCATION FUND --                                  LLC
  CLASS 2+                                            Sub-advised by Franklin
                                                      Templeton Investment
                                                      Management Limited
 TEMPLETON GROWTH          Long-term capital growth   Templeton Global Advisors
  SECURITIES FUND --                                  Limited
  CLASS 2                                             Sub-advised by Templeton Asset
                                                      Management Ltd.
HARTFORD SERIES FUND,
 INC.
 HARTFORD MONEY MARKET     Maximum current income     HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     consistent with liquidity  Sub-advised by Hartford
                           and preservation of        Investment Management Company
                           capital
MFS(R) VARIABLE INSURANCE
TRUST
 MFS(R) CORE EQUITY        Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
  (7)
 MFS(R) EMERGING GROWTH    Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 MFS(R) GLOBAL EQUITY      Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 MFS(R) HIGH INCOME        Total return with an       MFS Investment Management(R)
  SERIES -- INITIAL CLASS  emphasis on high current
                           income, but also
                           considering capital
                           appreciation
 MFS(R) INVESTORS GROWTH   Capital appreciation       MFS Investment Management(R)
  STOCK SERIES -- INITIAL
  CLASS
 MFS(R) INVESTORS TRUST    Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 MFS(R) MID CAP GROWTH     Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 MFS(R) NEW DISCOVERY      Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 MFS(R) RESEARCH BOND      Total return with an       MFS Investment Management(R)
  SERIES -- INITIAL CLASS  emphasis on current
                           income, but also
                           considering capital
                           appreciation.
 MFS(R) RESEARCH           Capital appreciation       MFS Investment Management(R)
  INTERNATIONAL SERIES --
  INITIAL CLASS
 MFS(R) RESEARCH SERIES    Capital appreciation       MFS Investment Management(R)
  -- INITIAL CLASS
 MFS(R) TOTAL RETURN       Total return               MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 MFS(R) VALUE SERIES --    Capital appreciation       MFS Investment Management(R)
  INITIAL CLASS
THE PRUDENTIAL SERIES
 FUND, INC.
 JENNISON 20/20 FOCUS      Long-term growth of        Prudential Investments LLC
  PORTFOLIO -- CLASS II    capital                    Sub-advised by Jennison
                                                      Associates LLC
 JENNISON PORTFOLIO --     Long-term growth of        Prudential Investments LLC
  CLASS II                 capital                    Sub-advised by Jennison
                                                      Associates LLC
 PRUDENTIAL VALUE          Capital appreciation       Prudential Investments LLC
  PORTFOLIO -- CLASS II                               Sub-advised by Jennison
                                                      Associates LLC

14

-------------------------------------------------------------------------------


FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 SP INTERNATIONAL GROWTH   Long-term growth of        Prudential Investments LLC
  PORTFOLIO -- CLASS II    capital                    Sub-advised by William Blair &
                                                      Company LLC and Marsico
                                                      Capital Management LLC



+ Closed to Contracts issued on or after May 2, 2002.



Notes



(1)  Formerly AIM Variable Insurance Funds, Inc.



(2)  Formerly FAM Variable Series Funds, Inc.



(3)  Formerly Mercury Global Growth V.I. Fund -- Class I.



(4)  Formerly Mercury Large Cap Growth V.I. Fund -- Class I.



(5)  Formerly Franklin Real Estate Fund.



(6)  Formerly Franklin Small Cap Fund.



(7)  Formerly MFS(R) Capital Opportunities Series -- Initial Class.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.


We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract

-------------------------------------------------------------------------------

necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Mentor Investment Advisors, LLC, Fidelity Distributors Corporation, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to, among other things, provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $125.0 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Separate Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account.

16

-------------------------------------------------------------------------------

These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

IF YOU SIGNED THE APPLICATION FOR YOUR CONTRACT ON OR AFTER DECEMBER 12, 2002, OR IF YOUR CONTRACT WAS ISSUED ON OR AFTER DECEMBER 12, 2002, YOU CANNOT ALLOCATE ANY PREMIUM PAYMENTS OR TRANSFER ANY CONTRACT VALUE TO THE FIXED ACCUMULATION FEATURE UNTIL FURTHER NOTICE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

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DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

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The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?


You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.



To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.



The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.



Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.



Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.



You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

X 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

X 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

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- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

-   The length of time you plan to continue to own your Contract.

-   The frequency, amount and timing of any partial Surrenders.

-   The amount of your Premium Payments.

-   When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?


If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.



Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.



HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?


The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

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WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?



Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.



In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.



EXAMPLES



TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account



SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.



We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

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THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER RULE (EFFECTIVE UNTIL JULY 1, 2007):



Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Rule.



We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Rule. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.



We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.



FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.



We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.



Fund trading policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.



- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,



- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances

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  that we will be capable of addressing possible abuses in a timely manner.



- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.



Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.



FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).



FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:



- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or



- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.



We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.



If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.



We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.



You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.



TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

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POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        8%
          5                        7%
          6                        6%
          7                        5%
      8 or more                    0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

-   Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser.

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        7%
          5                        6%
          6                        5%
          7                        4%
      8 or more                    0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 consecutive calendar days

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  to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or
  (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) or you and your designated Beneficiary.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements credited for more than seven years, then from Premium Payments invested for less than seven years and then from the Payment Enhancements credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

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If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per annum against all Contract Values held in the Separate Account during both he accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this prospectus.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge if we offer this rider at that time. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION DEATH BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES

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AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.


If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment, not including Payment Enhancements, is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we

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may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.



You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:



- We will accept requests for a step-up in writing, verbally or electronically, if available.



- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.



- We will not accept any written election request received more than 30 days prior to an election date.



- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.



- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.



- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.



- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner or the Annuitant dies before we

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begin to make annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract any Payment Enhancements and proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

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If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

-   minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings

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  Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS WAIVER OF CONTRACTUAL PROVISIONS AFFECTING THE CALCULATION OF THE DEATH BENEFIT --According to your Contract's Death Benefit provisions, when we calculate the Death Benefit we deduct any Payment Enhancements that we credit to your Contract within 12 months of death. However, Hartford has agreed to waive this deduction for as long as you own this Contract. When we calculate your Death Benefit we will not deduct any Payment Enhancements that we credit to your Contract within 12 months of death.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

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SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.


IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

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PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

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WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship, unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   What is the Assumed Investment Return?

-   Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?


You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90 (or 92 in certain states), the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.


The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be

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paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for variable dollar amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

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-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.    WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

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OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a program will not affect Contract Owners currently enrolled in the program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/ Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.


OTHER PROGRAM CONSIDERATIONS



- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.



- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:



       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;



       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund; or



       - any Fund closes to new investments -- then your allocations to that Fund will be pro-rated among remaining available Funds.



     You may always provide us with updated instructions following any of these events.



- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.



- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.



-   These Programs may be adversely affected by Fund trading policies.

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OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").



The Core (the version of this Contract that we call "Core" has no specific marketing name) and Edge Contracts may be sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Contract with a one-time only credit of 5.0% of the initial Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.



We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.



Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.



Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.



COMMISSIONS



Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.



Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.



Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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ADDITIONAL PAYMENTS



Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.



ADDITIONAL
PAYMENT TYPE                                                     WHAT IT'S USED FOR
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Access                Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts &               Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Entertainment
Marketing             Joint marketing campaigns and/or Financial Intermediary event advertising/ participation; sponsorship of
                      Financial Intermediary sales contests and/or promotions in which participants (including Registered
                      Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense     Pay Fund-related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Support               Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                      (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training              Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility            Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                Pay for the overall volume of their sales or the amount of money investing in our products.



As of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:



A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd, AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc. Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher & Company Financial Services Inc., BI Investments, LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services, Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services, Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities,

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Primevest Financial Services, Inc.), InterSecurities, Inc., Investacorp, Inc. Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services., Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp, Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC (various divisions), Wall Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



As of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.


LEGAL MATTERS


The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the

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Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


The Hartford
Attn: U.S. Wealth Management
P.O. Box 5085
Hartford, Connecticut 06102-5085


Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained.

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We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

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    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.


ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.



iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."


iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be

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treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.


        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.


        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).


        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).


        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.


If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the

44

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      beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.


For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

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The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.


Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.


E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or
Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and
Section 1015.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP I-1

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")


In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.


TRADITIONAL IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or

APP I-2

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securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA. In addition, a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). Certain plans may not allow such rollovers.


IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SIMPLE IRAs The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.


ROTH IRAs Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth

                                                                     APP I-3

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IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2.    QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $45,000 in 2007) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.


A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;


       c.   upon the employee's death or disability;



       d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



       e. as a qualified reservist distribution upon certain calls to active duty.


Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4.    DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a

APP I-4

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Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.


For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer or, during 2007, certain distributions from an IRA for charitable purposes). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.


6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

- made to a beneficiary (or to the employee's estate) on or after the employee's death;

-   attributable to the employee's becoming disabled under Code Section
    72(m)(7);

- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;


- (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



-   certain qualified reservist distributions upon a call to active duty.


In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

-   for a qualified first-time home buyer and meets the requirements of Code
    Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

                                                                     APP I-5

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An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

-   the calendar year in which the individual attains age 70 1/2, or

- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

APP I-6

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By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a Plan from which a KETRA distribution was taken.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

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MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1


-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

There is no information for American Funds Global Growth and Income Fund Sub-Account because as of December 31, 2005, the Sub-Account had not commenced operations.


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.338           $1.287           $1.178           $0.896
  Accumulation Unit Value at end of
   period                                   $1.490           $1.338           $1.287           $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,965            4,988            6,087            4,961
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.297           $1.258           $1.176               --
  Accumulation Unit Value at end of
   period                                   $1.432           $1.297           $1.258               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  591              557              339               --
AIM V.I. BLUE CHIP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.115           $1.095           $1.064           $0.864
  Accumulation Unit Value at end of
   period                                   $1.183           $1.115           $1.095           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --            2,057            2,267            2,297
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.081           $1.071           $1.059               --
  Accumulation Unit Value at end of
   period                                   $1.137           $1.081           $1.071               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --              287              220               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.335           $1.247           $1.189           $0.933
  Accumulation Unit Value at end of
   period                                   $1.396           $1.335           $1.247           $1.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,504              738              892              615
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.294           $1.219           $1.191               --
  Accumulation Unit Value at end of
   period                                   $1.342           $1.294           $1.219               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  687               11                7               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.277           $9.627               --               --
  Accumulation Unit Value at end of
   period                                  $11.798          $10.277               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  692               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.204           $9.612               --               --
  Accumulation Unit Value at end of
   period                                  $11.615          $10.204               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.170           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.896           $1.170               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,956              232               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AIM V.I. BLUE CHIP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.190           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.864           $1.190               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,587              465               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.254           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.933           $1.254               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  497              222               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

APP IV-2

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
AIM V.I. DEMOGRAPHIC TRENDS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.292           $1.237           $1.161           $0.859
  Accumulation Unit Value at end of
   period                                   $1.368           $1.292           $1.237           $1.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --              258              335              226
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.252           $1.209           $1.182               --
  Accumulation Unit Value at end of
   period                                   $1.316           $1.252           $1.209               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --              115              179               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.080           $1.080           $1.071           $1.077
  Accumulation Unit Value at end of
   period                                   $1.100           $1.080           $1.080           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,911           18,088           16,589           14,720
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.047           $1.056           $1.060               --
  Accumulation Unit Value at end of
   period                                   $1.058           $1.047           $1.056               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,685            1,605              348               --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.639           $1.413           $1.159           $0.913
  Accumulation Unit Value at end of
   period                                   $2.068           $1.639           $1.413           $1.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  675              839              304              184
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.589           $1.382           $1.176               --
  Accumulation Unit Value at end of
   period                                   $1.987           $1.589           $1.382               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  312              207                3               --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.737           $9.451               --               --
  Accumulation Unit Value at end of
   period                                  $11.411          $10.737               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  197                3               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.661           $9.437               --               --
  Accumulation Unit Value at end of
   period                                  $11.234          $10.661               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               --               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.495           $1.412           $1.261           $1.007
  Accumulation Unit Value at end of
   period                                   $1.635           $1.495           $1.412           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,010            5,481            5,563            4,313
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.449           $1.380           $1.265               --
  Accumulation Unit Value at end of
   period                                   $1.572           $1.449           $1.380               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  867              492              184               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
AIM V.I. DEMOGRAPHIC TRENDS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.288           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.859           $1.288               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92               28               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.999           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.077           $0.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,089              126               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.100           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.913           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  316               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.152           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.007           $1.152               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,500               62               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.341          $11.605          $10.783          $10.286
  Accumulation Unit Value at end of
   period                                  $14.256          $12.341          $11.605          $10.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   90               80               43                2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.114          $11.489          $11.045               --
  Accumulation Unit Value at end of
   period                                  $13.875          $12.114          $11.489               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               20                4               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.705          $10.903          $10.231           $8.544
  Accumulation Unit Value at end of
   period                                  $13.202          $11.705          $10.903          $10.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,743            2,789            2,488            1,791
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.590          $10.888          $10.368               --
  Accumulation Unit Value at end of
   period                                  $12.961          $11.590          $10.888               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  358              302              141               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.040           $0.986           $0.913           $0.710
  Accumulation Unit Value at end of
   period                                   $1.201           $1.040           $0.986           $0.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,259           16,004           14,944           10,119
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.007           $0.963           $0.915               --
  Accumulation Unit Value at end of
   period                                   $1.153           $1.007           $0.963               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,731            2,192              849               --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.084          $13.094          $12.592          $11.349
  Accumulation Unit Value at end of
   period                                  $13.769          $13.084          $13.094          $12.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,165            2,216            2,203            1,834
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.224          $12.337          $12.047               --
  Accumulation Unit Value at end of
   period                                  $12.755          $12.224          $12.337               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  193              127               51               --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.025               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.199               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.017               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.178               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  -------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.913          $10.026           $9.185
  Accumulation Unit Value at end of
   period                                   $8.544           $9.913          $10.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,239              581              285
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.939           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.710           $0.939               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,673            1,022               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.089          $10.424          $10.187
  Accumulation Unit Value at end of
   period                                  $11.349          $11.089          $10.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,425              752              334
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

APP IV-4

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.897               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  128               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.982               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.828               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               --               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.157          $11.725          $10.504           $7.894
  Accumulation Unit Value at end of
   period                                  $15.585          $13.157          $11.725          $10.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  822              826              707              627
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.102           $8.181           $7.492               --
  Accumulation Unit Value at end of
   period                                  $10.690           $9.102           $8.181               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  159              135               45               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.081          $13.853          $11.651           $7.715
  Accumulation Unit Value at end of
   period                                  $20.843          $17.081          $13.853          $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  460              441              371              304
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.095           $9.893           $8.731               --
  Accumulation Unit Value at end of
   period                                  $14.634          $12.095           $9.893               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  141               89               33               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.080          $11.445          $10.342           $7.686
  Accumulation Unit Value at end of
   period                                  $14.181          $13.080          $11.445          $10.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,731            5,724            5,624            4,619
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.870           $7.827           $7.305               --
  Accumulation Unit Value at end of
   period                                   $9.535           $8.870           $7.827               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,566            1,108              469               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.134          $11.656          $10.736           $8.242
  Accumulation Unit Value at end of
   period                                  $13.750          $12.134          $11.656          $10.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,112            6,117            6,094            4,994
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.087          $11.710          $11.099               --
  Accumulation Unit Value at end of
   period                                  $13.581          $12.087          $11.710               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,130              860              319               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  -------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (b)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (b)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.402          $11.143          $16.074
  Accumulation Unit Value at end of
   period                                   $7.894           $9.402          $11.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  840              493              373
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.689          $11.304          $17.949
  Accumulation Unit Value at end of
   period                                   $7.715           $9.689          $11.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  296              276              222
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.343          $12.847          $14.655
  Accumulation Unit Value at end of
   period                                   $7.686          $10.343          $12.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,807            3,157            2,066
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.261          $10.172           $9.277
  Accumulation Unit Value at end of
   period                                   $8.242          $10.261          $10.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,634            3,393            1,979
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.788          $11.537           $9.830           $7.410
  Accumulation Unit Value at end of
   period                                  $16.137          $13.788          $11.537           $9.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,740            1,599            1,433              992
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.336           $7.878           $6.902               --
  Accumulation Unit Value at end of
   period                                  $10.834           $9.336           $7.878               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  366              205               65               --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.611          $13.987          $11.970           $8.743
  Accumulation Unit Value at end of
   period                                  $21.665          $16.611          $13.987          $11.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  256              198              172              129
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.208          $12.915          $11.301               --
  Accumulation Unit Value at end of
   period                                  $19.668          $15.208          $12.915               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   87               48               17               --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.454           $9.404               --               --
  Accumulation Unit Value at end of
   period                                  $10.818          $10.454               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   80               12               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.380           $9.390               --               --
  Accumulation Unit Value at end of
   period                                  $10.651          $10.380               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               15               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.382          $13.390          $11.956           $9.228
  Accumulation Unit Value at end of
   period                                  $15.564          $13.382          $13.390          $11.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,930            2,223            1,574              689
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.004          $13.123          $11.959               --
  Accumulation Unit Value at end of
   period                                  $14.997          $13.004          $13.123               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  959              730              226               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.902          $10.968          $10.331           $8.273
  Accumulation Unit Value at end of
   period                                  $11.893          $10.902          $10.968          $10.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  361              305              205               37
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.594          $10.749          $10.388               --
  Accumulation Unit Value at end of
   period                                  $11.459          $10.594          $10.749               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101               61               14               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.847          $11.227          $17.289
  Accumulation Unit Value at end of
   period                                   $7.410           $8.847          $11.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,231            1,362              657
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.422           $9.999          $12.616
  Accumulation Unit Value at end of
   period                                   $8.743           $9.422           $9.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110              101               92
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.950               --               --
  Accumulation Unit Value at end of
   period                                   $9.228               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.016               --               --
  Accumulation Unit Value at end of
   period                                   $8.273               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

APP IV-6

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.289           $9.703               --               --
  Accumulation Unit Value at end of
   period                                  $11.759          $10.289               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   67               14               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.216           $9.689               --               --
  Accumulation Unit Value at end of
   period                                  $11.577          $10.216               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14                8               --               --
FRANKLIN REAL ESTATE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $23.531          $21.082          $16.261          $12.178
  Accumulation Unit Value at end of
   period                                  $27.912          $23.531          $21.082          $16.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               75               94              104
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.846          $18.835          $15.142               --
  Accumulation Unit Value at end of
   period                                  $24.517          $20.846          $18.835               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.417          $13.188          $12.079           $9.941
  Accumulation Unit Value at end of
   period                                  $15.457          $13.417          $13.188          $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,250              888              667              129
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.124          $13.011          $12.150               --
  Accumulation Unit Value at end of
   period                                  $14.992          $13.124          $13.011               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  464              330              112               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.445          $12.074          $11.011           $8.156
  Accumulation Unit Value at end of
   period                                  $13.305          $12.445          $12.074          $11.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  707              709              788              651
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.966           $6.816           $6.468               --
  Accumulation Unit Value at end of
   period                                   $7.385           $6.966           $6.816               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  285              180               72               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.314          $14.304          $13.219          $11.165
  Accumulation Unit Value at end of
   period                                  $15.277          $14.314          $14.304          $13.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  867              783              713              489
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.416          $13.522          $12.721               --
  Accumulation Unit Value at end of
   period                                  $14.198          $13.416          $13.522               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              124               48               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN REAL ESTATE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.129          $11.430           $8.568
  Accumulation Unit Value at end of
   period                                  $12.178          $12.129          $11.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  104               77               30
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.627          $13.948          $21.677
  Accumulation Unit Value at end of
   period                                   $8.156          $11.627          $13.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  424              371              234
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.799          $10.505          $10.109
  Accumulation Unit Value at end of
   period                                  $11.165          $10.799          $10.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  273              143               34
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

                                                                    APP IV-7

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.077           $1.065           $1.073           $1.082
  Accumulation Unit Value at end of
   period                                   $1.110           $1.077           $1.065           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,746           10,607           10,476           13,080
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.992           $0.989           $1.003               --
  Accumulation Unit Value at end of
   period                                   $1.013           $0.992           $0.989               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,638            1,198              541               --
MFS(R) CAPITAL OPPORTUNITIES SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.346           $8.344           $7.543           $6.019
  Accumulation Unit Value at end of
   period                                   $9.342           $8.346           $8.344           $7.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  215              274              327              354
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.098           $6.149           $5.752               --
  Accumulation Unit Value at end of
   period                                   $6.769           $6.098           $6.149               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                3                3               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.936           $7.389           $6.650           $5.192
  Accumulation Unit Value at end of
   period                                   $8.423           $7.936           $7.389           $6.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  325              340              414              456
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.171           $4.856           $4.540               --
  Accumulation Unit Value at end of
   period                                   $5.442           $5.171           $4.856               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               15               12               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.595          $11.891          $10.221           $8.128
  Accumulation Unit Value at end of
   period                                  $15.412          $12.595          $11.891          $10.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   56               53               87               49
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.056          $10.528           $9.275               --
  Accumulation Unit Value at end of
   period                                  $13.415          $11.056          $10.528               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                4                1               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.686          $11.630          $10.832           $9.336
  Accumulation Unit Value at end of
   period                                  $12.687          $11.686          $11.630          $10.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  709              751              856              739
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.446          $11.488          $10.877               --
  Accumulation Unit Value at end of
   period                                  $12.322          $11.446          $11.488               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               63               31               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.085           $1.061           $1.024
  Accumulation Unit Value at end of
   period                                   $1.082           $1.085           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               63,098           31,627           19,329
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) CAPITAL OPPORTUNITIES SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.704          $11.565          $14.317
  Accumulation Unit Value at end of
   period                                   $6.019           $8.704          $11.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  372              503              402
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.968          $12.180          $18.198
  Accumulation Unit Value at end of
   period                                   $5.192           $7.968          $12.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  595              713              587
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.378          $10.588          $11.465
  Accumulation Unit Value at end of
   period                                   $8.128           $9.378          $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               24               26
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.254           $9.217          $10.141
  Accumulation Unit Value at end of
   period                                   $9.336           $9.254           $9.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  504              238              101
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

APP IV-8

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.869           $7.656           $7.129           $5.891
  Accumulation Unit Value at end of
   period                                   $8.327           $7.869           $7.656           $7.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  301              381              482              558
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.157           $6.041           $5.798               --
  Accumulation Unit Value at end of
   period                                   $6.459           $6.157           $6.041               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               29               20               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.726           $8.266           $7.547           $6.281
  Accumulation Unit Value at end of
   period                                   $9.698           $8.726           $8.266           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  991              854              678              411
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.545           $8.165           $7.599               --
  Accumulation Unit Value at end of
   period                                   $9.417           $8.545           $8.165               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  191              115               32               --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.946           $5.863           $5.203           $3.860
  Accumulation Unit Value at end of
   period                                   $5.998           $5.946           $5.863           $5.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  506              570              574              485
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.213           $6.178           $5.795               --
  Accumulation Unit Value at end of
   period                                   $6.213           $6.213           $6.178               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  151              119               24               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.372          $11.951          $11.406           $8.672
  Accumulation Unit Value at end of
   period                                  $13.778          $12.372          $11.951          $11.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  472              392              314              238
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.933           $7.728           $7.854               --
  Accumulation Unit Value at end of
   period                                   $8.759           $7.933           $7.728               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  146               80               37               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.016           $9.978               --               --
  Accumulation Unit Value at end of
   period                                  $10.251          $10.016               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   76               31               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.947           $9.966               --               --
  Accumulation Unit Value at end of
   period                                  $10.094           $9.947               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20                8               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.265          $11.077          $13.029
  Accumulation Unit Value at end of
   period                                   $5.891           $8.265          $11.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  534              618              403
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.079           $9.773           $9.418
  Accumulation Unit Value at end of
   period                                   $6.281           $8.079           $9.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  402              430              261
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.909           $8.520               --
  Accumulation Unit Value at end of
   period                                   $3.860           $6.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  381              200               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.895          $13.804          $17.516
  Accumulation Unit Value at end of
   period                                   $8.672          $12.895          $13.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  188              128               91
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

                                                                    APP IV-9

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.961          $10.019               --               --
  Accumulation Unit Value at end of
   period                                  $14.773          $11.961               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13                1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.893          $10.018               --               --
  Accumulation Unit Value at end of
   period                                  $14.564          $11.893               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                2               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.590           $9.468               --               --
  Accumulation Unit Value at end of
   period                                  $11.508          $10.590               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                8               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.515           $9.454               --               --
  Accumulation Unit Value at end of
   period                                  $11.330          $10.515               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                2               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.886          $12.741          $11.636          $10.169
  Accumulation Unit Value at end of
   period                                  $14.183          $12.886          $12.741          $11.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,222            2,017            1,873            1,442
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.606          $12.571          $11.725               --
  Accumulation Unit Value at end of
   period                                  $13.757          $12.606          $12.571               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  430              296               97               --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.522          $13.842          $12.218           $9.988
  Accumulation Unit Value at end of
   period                                  $17.262          $14.522          $13.842          $12.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  137              107               79                6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.206          $13.656          $12.278               --
  Accumulation Unit Value at end of
   period                                  $16.743          $14.206          $13.656               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   94               70               23               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.453          $14.424          $12.407          $10.026
  Accumulation Unit Value at end of
   period                                  $19.915          $16.453          $14.424          $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  373              358              243               89
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.095          $14.230          $12.496               --
  Accumulation Unit Value at end of
   period                                  $19.317          $16.095          $14.230               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114               72               26               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.902          $11.056           $9.159
  Accumulation Unit Value at end of
   period                                  $10.169          $10.902          $11.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,157              588              240
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

APP IV-10

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.763          $13.576          $12.254           $9.954
  Accumulation Unit Value at end of
   period                                  $17.191          $14.763          $13.576          $12.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,076            1,985            1,717            1,173
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.272          $13.236          $12.170               --
  Accumulation Unit Value at end of
   period                                  $16.478          $14.272          $13.236               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  580              422              149               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.992          $12.725          $10.363           $6.853
  Accumulation Unit Value at end of
   period                                  $20.203          $15.992          $12.725          $10.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  198              153              104               59
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.546          $13.279          $11.219               --
  Accumulation Unit Value at end of
   period                                  $20.726          $16.546          $13.279               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               39                8               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.432          $10.549           $9.048           $6.957
  Accumulation Unit Value at end of
   period                                  $13.656          $11.432          $10.549           $9.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,167            1,012              803              306
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.614           $9.878           $8.722               --
  Accumulation Unit Value at end of
   period                                  $12.572          $10.614           $9.878               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  256              170               44               --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.391          $13.147          $11.550           $8.899
  Accumulation Unit Value at end of
   period                                  $15.953          $13.391          $13.147          $11.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               56               81               85
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.257          $12.136          $10.932               --
  Accumulation Unit Value at end of
   period                                  $14.478          $12.257          $12.136               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.087          $12.221          $10.708           $8.239
  Accumulation Unit Value at end of
   period                                  $15.680          $13.087          $12.221          $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,620            1,275              915              394
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.248          $11.536          $10.391               --
  Accumulation Unit Value at end of
   period                                  $14.551          $12.248          $11.536               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  965              695              313               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.476          $10.899           $9.276
  Accumulation Unit Value at end of
   period                                   $9.954          $11.476          $10.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  825              409              125
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.964           $7.703          $10.600
  Accumulation Unit Value at end of
   period                                   $6.853           $6.964           $7.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               22               23
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.685          $10.512          $10.669
  Accumulation Unit Value at end of
   period                                   $6.957           $8.685          $10.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  528              384              172
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.462          $10.682          $10.949
  Accumulation Unit Value at end of
   period                                   $8.899           $9.462          $10.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               64               65
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.276          $10.586           $9.578
  Accumulation Unit Value at end of
   period                                   $8.239          $10.276          $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  259              319               65
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

                                                                   APP IV-11

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.271           $1.066           $0.939
  Accumulation Unit Value at end
   of period                          $1.421           $1.271           $1.066
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               27               33
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.230           $1.040           $0.940
  Accumulation Unit Value at end
   of period                          $1.363           $1.230           $1.040
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
JENNISON PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.931           $0.830           $0.773
  Accumulation Unit Value at end
   of period                          $0.928           $0.931           $0.830
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         95              107              128
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.900           $0.810           $0.772
  Accumulation Unit Value at end
   of period                          $0.890           $0.900           $0.810
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
PRUDENTIAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.174           $1.027           $0.902
  Accumulation Unit Value at end
   of period                          $1.380           $1.174           $1.027
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         63               87               94
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.137           $1.003           $0.910
  Accumulation Unit Value at end
   of period                          $1.324           $1.137           $1.003
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
SP WILLIAM BLAIR INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.997           $0.876           $0.767
  Accumulation Unit Value at end
   of period                          $1.182           $0.997           $0.876
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.965           $0.855           $0.762
  Accumulation Unit Value at end
   of period                          $1.134           $0.965           $0.855
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.741           $0.973           $1.000
  Accumulation Unit Value at end
   of period                          $0.939           $0.741           $0.973
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         41               49               99
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
JENNISON PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.606           $0.895           $1.000
  Accumulation Unit Value at end
   of period                          $0.773           $0.606           $0.895
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        176              215              513
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
PRUDENTIAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.718           $0.940           $1.000
  Accumulation Unit Value at end
   of period                          $0.902           $0.718           $0.940
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         98               86              180
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
SP WILLIAM BLAIR INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.560           $0.738           $1.000
  Accumulation Unit Value at end
   of period                          $0.767           $0.560           $0.738
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

APP IV-12

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.179          $10.760           $9.494           $7.227           $9.168
  Accumulation Unit Value at end of
   period                                    $14.616          $12.179          $10.760           $9.494           $7.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.828          $10.539           $9.315               --               --
  Accumulation Unit Value at end of
   period                                    $14.075          $11.828          $10.539               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.523          $10.588          $10.040           $7.574           $9.375
  Accumulation Unit Value at end of
   period                                    $12.152          $11.523          $10.588          $10.040           $7.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                4                4                3               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.191          $10.371          $10.248               --               --
  Accumulation Unit Value at end of
   period                                    $11.702          $11.191          $10.371               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --


(a)  Inception date November 6, 2006.

To obtain a Statement of Additional Information for Series I and Series IR of Hartford Leaders Plus variable annuity, please complete the form below and mail to:


         The Hartford
       Attn: U.S. Wealth Management
       P.O. Box 5085
       Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                SERIES I AND SERIES IR OF HARTFORD LEADERS PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 21, 2007 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $122,003,581; 2005: $122,431,740; and 2004: $130,619,235.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a -- b/cd +1) TO THE POWER OF 6 -- 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:


    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] -- 1.


ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There is no information for American Funds Global Growth and Income Fund Sub-Account because as of December 31, 2005, the Sub-Account had not commenced operations.


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.338           $1.287           $1.178           $0.896
  Accumulation Unit Value at end of
   period                                   $1.490           $1.338           $1.287           $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,965            4,988            6,087            4,961
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.330           $1.280           $1.174           $0.894
  Accumulation Unit Value at end of
   period                                   $1.479           $1.330           $1.280           $1.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  673              601              504              573
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.327           $1.278           $1.172           $0.894
  Accumulation Unit Value at end of
   period                                   $1.475           $1.327           $1.278           $1.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,897            7,037            5,086              464
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.318           $1.272           $1.168           $0.892
  Accumulation Unit Value at end of
   period                                   $1.463           $1.318           $1.272           $1.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,445           11,931           14,046           11,364
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.318           $1.272           $1.168           $0.892
  Accumulation Unit Value at end of
   period                                   $1.463           $1.318           $1.272           $1.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,445           11,931           14,046           11,364
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.312           $1.268           $1.181               --
  Accumulation Unit Value at end of
   period                                   $1.453           $1.312           $1.268               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,001            4,345            3,538               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.312           $1.268           $1.166           $0.892
  Accumulation Unit Value at end of
   period                                   $1.453           $1.312           $1.268           $1.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,001            4,345            3,538              475
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.309           $1.266           $1.165           $0.891
  Accumulation Unit Value at end of
   period                                   $1.450           $1.309           $1.266           $1.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,242            4,043            3,158              268
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.305           $1.263           $1.179               --
  Accumulation Unit Value at end of
   period                                   $1.444           $1.305           $1.263               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  751              856              859               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.170           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.896           $1.170               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,956              232               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.170           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.894           $1.170               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  534               42               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.169           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.894           $1.169               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  440              146               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.849               --               --
  Accumulation Unit Value at end of
   period                                   $0.892               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,769               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.169           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.892           $1.169               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,769               97               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.849               --               --
  Accumulation Unit Value at end of
   period                                   $0.892               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.849               --               --
  Accumulation Unit Value at end of
   period                                   $0.891               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.303           $1.261           $1.178               --
  Accumulation Unit Value at end of
   period                                   $1.441           $1.303           $1.261               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  386              516              547               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.303           $1.261           $1.163           $0.891
  Accumulation Unit Value at end of
   period                                   $1.441           $1.303           $1.261           $1.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  386              516              547              422
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.297           $1.258           $1.176               --
  Accumulation Unit Value at end of
   period                                   $1.432           $1.297           $1.258               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  591              557              339               --
AIM V.I. BLUE CHIP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.115           $1.095           $1.064           $0.864
  Accumulation Unit Value at end of
   period                                   $1.183           $1.115           $1.095           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --            2,057            2,267            2,297
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.108           $1.090           $1.060           $0.862
  Accumulation Unit Value at end of
   period                                   $1.174           $1.108           $1.090           $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               59               61               77
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.105           $1.088           $1.059           $0.862
  Accumulation Unit Value at end of
   period                                   $1.171           $1.105           $1.088           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --              982              846               90
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.098           $1.083           $1.055           $0.860
  Accumulation Unit Value at end of
   period                                   $1.162           $1.098           $1.083           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --            3,303            4,209            4,068
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.098           $1.083           $1.055           $0.860
  Accumulation Unit Value at end of
   period                                   $1.162           $1.098           $1.083           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --            3,303            4,209            4,068
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.093           $1.079           $1.064               --
  Accumulation Unit Value at end of
   period                                   $1.154           $1.093           $1.079               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --            1,280            1,130               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.093           $1.079           $1.053           $0.860
  Accumulation Unit Value at end of
   period                                   $1.154           $1.093           $1.079           $1.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --            1,280            1,130              183
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.091           $1.077           $1.052           $0.859
  Accumulation Unit Value at end of
   period                                   $1.151           $1.091           $1.077           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --            1,533              934               30

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.849               --               --
  Accumulation Unit Value at end of
   period                                   $0.891               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  127               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AIM V.I. BLUE CHIP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.190           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.864           $1.190               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,587              465               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.189           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.862           $1.189               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.189           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.862           $1.189               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85              156               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.831               --               --
  Accumulation Unit Value at end of
   period                                   $0.860               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  354               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.188           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.860           $1.188               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  354               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.831               --               --
  Accumulation Unit Value at end of
   period                                   $0.860               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.831               --               --
  Accumulation Unit Value at end of
   period                                   $0.859               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --

6                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.087           $1.075           $1.061               --
  Accumulation Unit Value at end of
   period                                   $1.146           $1.087           $1.075               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --              309              325               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.085           $1.073           $1.061               --
  Accumulation Unit Value at end of
   period                                   $1.144           $1.085           $1.073               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --              256              271               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.085           $1.073           $1.050           $0.859
  Accumulation Unit Value at end of
   period                                   $1.144           $1.085           $1.073           $1.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --              256              271               90
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.081           $1.071           $1.059               --
  Accumulation Unit Value at end of
   period                                   $1.137           $1.081           $1.071               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --              287              220               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.335           $1.247           $1.189           $0.933
  Accumulation Unit Value at end of
   period                                   $1.396           $1.335           $1.247           $1.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,504              738              892              615
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.326           $1.241           $1.185           $0.931
  Accumulation Unit Value at end of
   period                                   $1.385           $1.326           $1.241           $1.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  146               51               53               90
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.323           $1.239           $1.183           $0.931
  Accumulation Unit Value at end of
   period                                   $1.381           $1.323           $1.239           $1.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,381              670              587               46
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.315           $1.233           $1.179           $0.929
  Accumulation Unit Value at end of
   period                                   $1.370           $1.315           $1.233           $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,291            1,717            1,862            1,730
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.315           $1.233           $1.179           $0.929
  Accumulation Unit Value at end of
   period                                   $1.370           $1.315           $1.233           $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,291            1,717            1,862            1,730
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.308           $1.228           $1.196               --
  Accumulation Unit Value at end of
   period                                   $1.361           $1.308           $1.228               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,311              669              511               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.308           $1.228           $1.177           $0.928
  Accumulation Unit Value at end of
   period                                   $1.361           $1.308           $1.228           $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,311              669              511              220

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.831               --               --
  Accumulation Unit Value at end of
   period                                   $0.859               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.254           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.933           $1.254               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  497              222               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.254           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.931           $1.254               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   57               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.253           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.931           $1.253               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   63              129               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.882               --               --
  Accumulation Unit Value at end of
   period                                   $0.929               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  192               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.253           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.929           $1.253               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  192               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.882               --               --
  Accumulation Unit Value at end of
   period                                   $0.928               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               --               --

HARTFORD LIFE INSURANCE COMPANY                                            7

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.306           $1.227           $1.176           $0.928
  Accumulation Unit Value at end of
   period                                   $1.358           $1.306           $1.227           $1.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,155            1,037              504               20
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.301           $1.224           $1.193               --
  Accumulation Unit Value at end of
   period                                   $1.352           $1.301           $1.224               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  442               48              107               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.299           $1.222           $1.193               --
  Accumulation Unit Value at end of
   period                                   $1.349           $1.299           $1.222               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  153               21               63               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.299           $1.222           $1.174           $0.928
  Accumulation Unit Value at end of
   period                                   $1.349           $1.299           $1.222           $1.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  153               21               63               57
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.294           $1.219           $1.191               --
  Accumulation Unit Value at end of
   period                                   $1.342           $1.294           $1.219               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  687               11                7               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.277           $9.627               --               --
  Accumulation Unit Value at end of
   period                                  $11.798          $10.277               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  692               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.264           $9.624               --               --
  Accumulation Unit Value at end of
   period                                  $11.765          $10.264               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.260           $9.623               --               --
  Accumulation Unit Value at end of
   period                                  $11.754          $10.260               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,669                4               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.247           $9.621               --               --
  Accumulation Unit Value at end of
   period                                  $11.722          $10.247               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  760                2               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.247           $9.621               --               --
  Accumulation Unit Value at end of
   period                                  $11.722          $10.247               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  760                2               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.882               --               --
  Accumulation Unit Value at end of
   period                                   $0.928               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.882               --               --
  Accumulation Unit Value at end of
   period                                   $0.928               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

8                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.234           $9.618               --               --
  Accumulation Unit Value at end of
   period                                  $11.690          $10.234               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,006               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.234           $9.618               --               --
  Accumulation Unit Value at end of
   period                                  $11.690          $10.234               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,006               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.230           $9.617               --               --
  Accumulation Unit Value at end of
   period                                  $11.679          $10.230               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,135                6               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.222           $9.616               --               --
  Accumulation Unit Value at end of
   period                                  $11.658          $10.222               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.217           $9.615               --               --
  Accumulation Unit Value at end of
   period                                  $11.647          $10.217               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.217           $9.615               --               --
  Accumulation Unit Value at end of
   period                                  $11.647          $10.217               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.204           $9.612               --               --
  Accumulation Unit Value at end of
   period                                  $11.615          $10.204               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148               --               --               --
AIM V.I. DEMOGRAPHIC TRENDS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.292           $1.237           $1.161           $0.859
  Accumulation Unit Value at end of
   period                                   $1.368           $1.292           $1.237           $1.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --              258              335              226
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.284           $1.231           $1.158           $0.857
  Accumulation Unit Value at end of
   period                                   $1.357           $1.284           $1.231           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               24               24               41
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.281           $1.229           $1.156           $0.857
  Accumulation Unit Value at end of
   period                                   $1.354           $1.281           $1.229           $1.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --              407              346              144

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AIM V.I. DEMOGRAPHIC TRENDS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.288           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.859           $1.288               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92               28               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.288           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.857           $1.288               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.287           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.857           $1.287               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  144               57               --

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.273           $1.223           $1.152           $0.855
  Accumulation Unit Value at end of
   period                                   $1.343           $1.273           $1.223           $1.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --            1,314            1,589            1,163
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.273           $1.223           $1.152           $0.855
  Accumulation Unit Value at end of
   period                                   $1.343           $1.273           $1.223           $1.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --            1,314            1,589            1,163
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.266           $1.218           $1.187               --
  Accumulation Unit Value at end of
   period                                   $1.335           $1.266           $1.218               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --              333              309               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.266           $1.218           $1.150           $0.855
  Accumulation Unit Value at end of
   period                                   $1.335           $1.266           $1.218           $1.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --              333              309               30
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.264           $1.217           $1.149           $0.854
  Accumulation Unit Value at end of
   period                                   $1.332           $1.264           $1.217           $1.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --              292              254               40
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.260           $1.214           $1.185               --
  Accumulation Unit Value at end of
   period                                   $1.326           $1.260           $1.214               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               54               55               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.258           $1.212           $1.184               --
  Accumulation Unit Value at end of
   period                                   $1.323           $1.258           $1.212               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               44               40               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.258           $1.212           $1.147           $0.854
  Accumulation Unit Value at end of
   period                                   $1.323           $1.258           $1.212           $1.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               44               40               20
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.252           $1.209           $1.182               --
  Accumulation Unit Value at end of
   period                                   $1.316           $1.252           $1.209               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --              115              179               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.080           $1.080           $1.071           $1.077
  Accumulation Unit Value at end of
   period                                   $1.100           $1.080           $1.080           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,911           18,088           16,589           14,720

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.830               --               --
  Accumulation Unit Value at end of
   period                                   $0.855               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   79               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.287           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.855           $1.287               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   79               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.830               --               --
  Accumulation Unit Value at end of
   period                                   $0.855               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.830               --               --
  Accumulation Unit Value at end of
   period                                   $0.854               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.830               --               --
  Accumulation Unit Value at end of
   period                                   $0.854               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.999           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.077           $0.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,089              126               --

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.073           $1.075           $1.067           $1.075
  Accumulation Unit Value at end of
   period                                   $1.092           $1.073           $1.075           $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  751              823              798              731
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.071           $1.073           $1.066           $1.074
  Accumulation Unit Value at end of
   period                                   $1.089           $1.071           $1.073           $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               45,031           34,763           17,412              370
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.064           $1.068           $1.062           $1.072
  Accumulation Unit Value at end of
   period                                   $1.080           $1.064           $1.068           $1.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,478           18,324           17,404           19,325
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.064           $1.068           $1.062           $1.072
  Accumulation Unit Value at end of
   period                                   $1.080           $1.064           $1.068           $1.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,478           18,324           17,404           19,325
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.059           $1.064           $1.064               --
  Accumulation Unit Value at end of
   period                                   $1.073           $1.059           $1.064               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,954           16,034           10,307               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.059           $1.064           $1.060           $1.072
  Accumulation Unit Value at end of
   period                                   $1.073           $1.059           $1.064           $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,954           16,034           10,307              341
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.057           $1.063           $1.059           $1.071
  Accumulation Unit Value at end of
   period                                   $1.071           $1.057           $1.063           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,211           14,577            5,285              383
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.053           $1.060           $1.062               --
  Accumulation Unit Value at end of
   period                                   $1.066           $1.053           $1.060               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,099            1,211            1,068               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.052           $1.059           $1.061               --
  Accumulation Unit Value at end of
   period                                   $1.064           $1.052           $1.059               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  465              503              434               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.052           $1.059           $1.057           $1.071
  Accumulation Unit Value at end of
   period                                   $1.064           $1.052           $1.059           $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  465              503              434              295
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.047           $1.056           $1.060               --
  Accumulation Unit Value at end of
   period                                   $1.058           $1.047           $1.056               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,685            1,605              348               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.999           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.075           $0.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,018               41               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.999           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.074           $0.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  712               85               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.046               --               --
  Accumulation Unit Value at end of
   period                                   $1.072               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,407               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.998           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.072           $0.998               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,407               10               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.045               --               --
  Accumulation Unit Value at end of
   period                                   $1.072               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   89               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.045               --               --
  Accumulation Unit Value at end of
   period                                   $1.071               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   77               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.045               --               --
  Accumulation Unit Value at end of
   period                                   $1.071               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.639           $1.413           $1.159           $0.913
  Accumulation Unit Value at end of
   period                                   $2.068           $1.639           $1.413           $1.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  675              839              304              184
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.629           $1.406           $1.155           $0.911
  Accumulation Unit Value at end of
   period                                   $2.051           $1.629           $1.406           $1.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               38               10               15
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.625           $1.404           $1.153           $0.910
  Accumulation Unit Value at end of
   period                                   $2.046           $1.625           $1.404           $1.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,772            1,923              626               24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.615           $1.397           $1.149           $0.908
  Accumulation Unit Value at end of
   period                                   $2.030           $1.615           $1.397           $1.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,370              993              731              434
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.615           $1.397           $1.149           $0.908
  Accumulation Unit Value at end of
   period                                   $2.030           $1.615           $1.397           $1.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,370              993              731              434
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.607           $1.392           $1.181               --
  Accumulation Unit Value at end of
   period                                   $2.016           $1.607           $1.392               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,243            1,818              470               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.607           $1.392           $1.147           $0.908
  Accumulation Unit Value at end of
   period                                   $2.016           $1.607           $1.392           $1.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,243            1,818              470                2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.604           $1.390           $1.146           $0.908
  Accumulation Unit Value at end of
   period                                   $2.012           $1.604           $1.390           $1.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,462            1,519              212               22
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.598           $1.387           $1.178               --
  Accumulation Unit Value at end of
   period                                   $2.003           $1.598           $1.387               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  102              129              109               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.596           $1.385           $1.178               --
  Accumulation Unit Value at end of
   period                                   $1.999           $1.596           $1.385               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               31               35               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.596           $1.385           $1.144           $0.907
  Accumulation Unit Value at end of
   period                                   $1.999           $1.596           $1.385           $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               31               35                5

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.100           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.913           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  316               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.100           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.911           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15                6               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.100           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.910           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.939               --               --
  Accumulation Unit Value at end of
   period                                   $0.908               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   79               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.099           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.908           $1.099               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   79               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.939               --               --
  Accumulation Unit Value at end of
   period                                   $0.908               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.939               --               --
  Accumulation Unit Value at end of
   period                                   $0.908               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.939               --               --
  Accumulation Unit Value at end of
   period                                   $0.907               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.589           $1.382           $1.176               --
  Accumulation Unit Value at end of
   period                                   $1.987           $1.589           $1.382               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  312              207                3               --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.737           $9.451               --               --
  Accumulation Unit Value at end of
   period                                  $11.411          $10.737               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  197                3               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.723           $9.449               --               --
  Accumulation Unit Value at end of
   period                                  $11.380          $10.723               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.719           $9.448               --               --
  Accumulation Unit Value at end of
   period                                  $11.369          $10.719               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111                7               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.705           $9.445               --               --
  Accumulation Unit Value at end of
   period                                  $11.338          $10.705               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  325                3               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.705           $9.445               --               --
  Accumulation Unit Value at end of
   period                                  $11.338          $10.705               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  325                3               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.692           $9.443               --               --
  Accumulation Unit Value at end of
   period                                  $11.307          $10.692               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  127                1               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.692           $9.443               --               --
  Accumulation Unit Value at end of
   period                                  $11.307          $10.692               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  127                1               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.688           $9.442               --               --
  Accumulation Unit Value at end of
   period                                  $11.296          $10.688               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  190               13               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.679           $9.441               --               --
  Accumulation Unit Value at end of
   period                                  $11.275          $10.679               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   57                1               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.674           $9.440               --               --
  Accumulation Unit Value at end of
   period                                  $11.265          $10.674               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25                4               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.674           $9.440               --               --
  Accumulation Unit Value at end of
   period                                  $11.265          $10.674               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25                4               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.661           $9.437               --               --
  Accumulation Unit Value at end of
   period                                  $11.234          $10.661               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               --               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.495           $1.412           $1.261           $1.007
  Accumulation Unit Value at end of
   period                                   $1.635           $1.495           $1.412           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,010            5,481            5,563            4,313
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.485           $1.405           $1.257           $1.005
  Accumulation Unit Value at end of
   period                                   $1.623           $1.485           $1.405           $1.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  425              457              409              410
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.482           $1.403           $1.255           $1.004
  Accumulation Unit Value at end of
   period                                   $1.618           $1.482           $1.403           $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,591            8,284            5,094              232
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.472           $1.396           $1.251           $1.003
  Accumulation Unit Value at end of
   period                                   $1.606           $1.472           $1.396           $1.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,984           13,307           13,227           10,856
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.472           $1.396           $1.251           $1.003
  Accumulation Unit Value at end of
   period                                   $1.606           $1.472           $1.396           $1.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,984           13,307           13,227           10,856
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.465           $1.391           $1.271               --
  Accumulation Unit Value at end of
   period                                   $1.595           $1.465           $1.391               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,515            5,229            3,493               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.465           $1.391           $1.248           $1.002
  Accumulation Unit Value at end of
   period                                   $1.595           $1.465           $1.391           $1.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,515            5,229            3,493              377
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.462           $1.389           $1.248           $1.002
  Accumulation Unit Value at end of
   period                                   $1.591           $1.462           $1.389           $1.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,902            4,687            2,470              132
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.457           $1.386           $1.268               --
  Accumulation Unit Value at end of
   period                                   $1.584           $1.457           $1.386               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,026            1,205            1,199               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.152           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.007           $1.152               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,500               62               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.151           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.005           $1.151               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  272               10               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.151           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.004           $1.151               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  187              170               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.955               --               --
  Accumulation Unit Value at end of
   period                                   $1.003               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,682               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.151           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.003           $1.151               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,682               52               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.954               --               --
  Accumulation Unit Value at end of
   period                                   $1.002               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.954               --               --
  Accumulation Unit Value at end of
   period                                   $1.002               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.455           $1.384           $1.267               --
  Accumulation Unit Value at end of
   period                                   $1.581           $1.455           $1.384               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  404              378              414               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.455           $1.384           $1.245           $1.001
  Accumulation Unit Value at end of
   period                                   $1.581           $1.455           $1.384           $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  404              378              414              258
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.449           $1.380           $1.265               --
  Accumulation Unit Value at end of
   period                                   $1.572           $1.449           $1.380               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  867              492              184               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.341          $11.605          $10.783          $10.286
  Accumulation Unit Value at end of
   period                                  $14.256          $12.341          $11.605          $10.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   90               80               43                2
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.300          $11.584          $10.780          $10.285
  Accumulation Unit Value at end of
   period                                  $14.187          $12.300          $11.584          $10.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                3                2               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.287          $11.577          $10.779          $10.285
  Accumulation Unit Value at end of
   period                                  $14.165          $12.287          $11.577          $10.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  193              139               99               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.246          $11.556          $10.775          $10.284
  Accumulation Unit Value at end of
   period                                  $14.097          $12.246          $11.556          $10.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  159              118               57                7
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.246          $11.556          $10.775          $10.284
  Accumulation Unit Value at end of
   period                                  $14.097          $12.246          $11.556          $10.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  159              118               57                7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.205          $11.535          $11.054               --
  Accumulation Unit Value at end of
   period                                  $14.029          $12.205          $11.535               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109               81               74               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.205          $11.535          $10.772          $10.283
  Accumulation Unit Value at end of
   period                                  $14.029          $12.205          $11.535          $10.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109               81               74               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.192          $11.528          $10.771          $10.283
  Accumulation Unit Value at end of
   period                                  $14.007          $12.192          $11.528          $10.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  281              197               91               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.954               --               --
  Accumulation Unit Value at end of
   period                                   $1.001               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.165          $11.514          $11.049               --
  Accumulation Unit Value at end of
   period                                  $13.962          $12.165          $11.514               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               10                4               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.152          $11.507          $11.048               --
  Accumulation Unit Value at end of
   period                                  $13.939          $12.152          $11.507               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.152          $11.507          $10.768          $10.282
  Accumulation Unit Value at end of
   period                                  $13.939          $12.152          $11.507          $10.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.114          $11.489          $11.045               --
  Accumulation Unit Value at end of
   period                                  $13.875          $12.114          $11.489               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               20                4               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.705          $10.903          $10.231           $8.544
  Accumulation Unit Value at end of
   period                                  $13.202          $11.705          $10.903          $10.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,743            2,789            2,488            1,791
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.596          $10.818          $10.166           $8.502
  Accumulation Unit Value at end of
   period                                  $13.059          $11.596          $10.818          $10.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  164              160              174              151
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.869          $11.078          $10.416           $8.716
  Accumulation Unit Value at end of
   period                                  $13.360          $11.869          $11.078          $10.416
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,527            4,840            3,024              301
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.482          $10.733          $10.107           $8.470
  Accumulation Unit Value at end of
   period                                  $12.905          $11.482          $10.733          $10.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,366            3,246            3,421            2,812
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.482          $10.733          $10.107           $8.470
  Accumulation Unit Value at end of
   period                                  $12.905          $11.482          $10.733          $10.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,366            3,246            3,421            2,812
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.424          $10.694          $10.151               --
  Accumulation Unit Value at end of
   period                                  $12.820          $11.424          $10.694               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,550            2,650            2,164               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.424          $10.694          $10.086           $8.464
  Accumulation Unit Value at end of
   period                                  $12.820          $11.424          $10.694          $10.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,550            2,650            2,164              211

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.913          $10.026           $9.185
  Accumulation Unit Value at end of
   period                                   $8.544           $9.913          $10.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,239              581              285
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.880          $10.008           $9.179
  Accumulation Unit Value at end of
   period                                   $8.502           $9.880          $10.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  128               54                7
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.133          $10.477               --
  Accumulation Unit Value at end of
   period                                   $8.716          $10.133               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  345               66               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.391               --               --
  Accumulation Unit Value at end of
   period                                   $8.470               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  534               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.861          $10.210               --
  Accumulation Unit Value at end of
   period                                   $8.470           $9.861               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  534               66               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.391               --               --
  Accumulation Unit Value at end of
   period                                   $8.464               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               --               --

16                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.404          $10.681          $10.078           $8.463
  Accumulation Unit Value at end of
   period                                  $12.791          $11.404          $10.681          $10.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,710            1,947              981              105
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.657          $10.930          $10.389               --
  Accumulation Unit Value at end of
   period                                  $13.062          $11.657          $10.930               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  193              190              195               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.346          $10.643          $10.121               --
  Accumulation Unit Value at end of
   period                                  $12.707          $11.346          $10.643               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131              130              124               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.346          $10.643          $10.057           $8.457
  Accumulation Unit Value at end of
   period                                  $12.707          $11.346          $10.643          $10.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131              130              124              104
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.590          $10.888          $10.368               --
  Accumulation Unit Value at end of
   period                                  $12.961          $11.590          $10.888               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  358              302              141               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.040           $0.986           $0.913           $0.710
  Accumulation Unit Value at end of
   period                                   $1.201           $1.040           $0.986           $0.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,259           16,004           14,944           10,119
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.033           $0.981           $0.910           $0.709
  Accumulation Unit Value at end of
   period                                   $1.191           $1.033           $0.981           $0.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  904              948              984              792
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.031           $0.979           $0.909           $0.708
  Accumulation Unit Value at end of
   period                                   $1.188           $1.031           $0.979           $0.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               26,457           23,435           14,674            1,756
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.024           $0.974           $0.905           $0.706
  Accumulation Unit Value at end of
   period                                   $1.178           $1.024           $0.974           $0.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               24,866           26,020           27,652           24,376
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.024           $0.974           $0.905           $0.706
  Accumulation Unit Value at end of
   period                                   $1.178           $1.024           $0.974           $0.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               24,866           26,020           27,652           24,376
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.018           $0.970           $0.919               --
  Accumulation Unit Value at end of
   period                                   $1.170           $1.018           $0.970               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,568           11,082            8,662               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.391               --               --
  Accumulation Unit Value at end of
   period                                   $8.463               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.390               --               --
  Accumulation Unit Value at end of
   period                                   $8.457               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.939           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.710           $0.939               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,673            1,022               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.938           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.709           $0.938               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  610               68               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.938           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.708           $0.938               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,831              670               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.693               --               --
  Accumulation Unit Value at end of
   period                                   $0.706               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,142               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.937           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.706           $0.937               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,142              524               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           17

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.018           $0.970           $0.903           $0.706
  Accumulation Unit Value at end of
   period                                   $1.170           $1.018           $0.970           $0.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,568           11,082            8,662            1,276
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.017           $0.969           $0.903           $0.706
  Accumulation Unit Value at end of
   period                                   $1.168           $1.017           $0.969           $0.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,535            8,951            4,892              990
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.013           $0.967           $0.917               --
  Accumulation Unit Value at end of
   period                                   $1.162           $1.013           $0.967               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,217            2,293            2,338               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.011           $0.966           $0.916               --
  Accumulation Unit Value at end of
   period                                   $1.160           $1.011           $0.966               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,639            2,011            2,058               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.011           $0.966           $0.901           $0.705
  Accumulation Unit Value at end of
   period                                   $1.160           $1.011           $0.966           $0.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,639            2,011            2,058            1,302
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.007           $0.963           $0.915               --
  Accumulation Unit Value at end of
   period                                   $1.153           $1.007           $0.963               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,731            2,192              849               --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.084          $13.094          $12.592          $11.349
  Accumulation Unit Value at end of
   period                                  $13.769          $13.084          $13.094          $12.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,165            2,216            2,203            1,834
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.962          $12.991          $12.512          $11.293
  Accumulation Unit Value at end of
   period                                  $13.620          $12.962          $12.991          $12.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  173              173              200              185
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.518          $12.553          $12.096          $10.923
  Accumulation Unit Value at end of
   period                                  $13.147          $12.518          $12.553          $12.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,352            2,749            1,471              223
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.835          $12.890          $12.439          $11.250
  Accumulation Unit Value at end of
   period                                  $13.460          $12.835          $12.890          $12.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,676            2,601            2,546            2,068

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.693               --               --
  Accumulation Unit Value at end of
   period                                   $0.706               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.693               --               --
  Accumulation Unit Value at end of
   period                                   $0.706               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  346               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.693               --               --
  Accumulation Unit Value at end of
   period                                   $0.705               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  119               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.089          $10.424          $10.187
  Accumulation Unit Value at end of
   period                                  $11.349          $11.089          $10.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,425              752              334
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.051          $10.405          $10.181
  Accumulation Unit Value at end of
   period                                  $11.293          $11.051          $10.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  184              108               48
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.695          $10.346               --
  Accumulation Unit Value at end of
   period                                  $10.923          $10.695               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  237               96               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.521               --               --
  Accumulation Unit Value at end of
   period                                  $11.250               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  501               --               --

18                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning     $12.835          $12.890          $12.439          $11.250
   of period
  Accumulation Unit Value at end of        $13.460          $12.835          $12.890          $12.439
   period
  Number of Accumulation Units               2,676            2,601            2,546            2,068
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning     $12.769          $12.843          $12.500               --
   of period
  Accumulation Unit Value at end of        $13.371          $12.769          $12.843               --
   period
  Number of Accumulation Units               1,363            1,300            1,000               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning     $12.769          $12.843          $12.412          $11.243
   of period
  Accumulation Unit Value at end of        $13.371          $12.769          $12.843          $12.412
   period
  Number of Accumulation Units               1,363            1,300            1,000              108
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning     $12.748          $12.827          $12.404          $11.241
   of period
  Accumulation Unit Value at end of        $13.341          $12.748          $12.827          $12.404
   period
  Number of Accumulation Units               1,917            1,280              585               74
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning     $12.295          $12.384          $12.071               --
   of period
  Accumulation Unit Value at end of        $12.855          $12.295          $12.384               --
   period
  Number of Accumulation Units                 146              149              145               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning     $12.682          $12.781          $12.463               --
   of period
  Accumulation Unit Value at end of        $13.253          $12.682          $12.781               --
   period
  Number of Accumulation Units                  91               91              113               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning     $12.682          $12.781          $12.377          $11.234
   of period
  Accumulation Unit Value at end of        $13.253          $12.682          $12.781          $12.377
   period
  Number of Accumulation Units                  91               91              113              105
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning     $12.224          $12.337          $12.047               --
   of period
  Accumulation Unit Value at end of        $12.755          $12.224          $12.337               --
   period
  Number of Accumulation Units                 193              127               51               --
   outstanding at end of period (in
   thousands)
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning     $10.025               --               --               --
   of period
  Accumulation Unit Value at end of        $10.199               --               --               --
   period
  Number of Accumulation Units                   8               --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning     $10.024               --               --               --
   of period
  Accumulation Unit Value at end of        $10.196               --               --               --
   period
  Number of Accumulation Units                  --               --               --               --
   outstanding at end of period (in
   thousands)

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  -------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning     $11.031          $10.686               --
   of period
  Accumulation Unit Value at end of        $11.250          $11.031               --
   period
  Number of Accumulation Units                 501              128               --
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning          --               --               --
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning     $10.520               --               --
   of period
  Accumulation Unit Value at end of        $11.243               --               --
   period
  Number of Accumulation Units                  15               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning     $10.520               --               --
   of period
  Accumulation Unit Value at end of        $11.241               --               --
   period
  Number of Accumulation Units                  18               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning          --               --               --
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning          --               --               --
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning     $10.520               --               --
   of period
  Accumulation Unit Value at end of        $11.234               --               --
   period
  Number of Accumulation Units                  27               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning          --               --               --
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning          --               --               --(a)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning          --               --               --(a)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)

HARTFORD LIFE INSURANCE COMPANY                                           19

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning     $10.023               --               --               --
   of period
  Accumulation Unit Value at end of        $10.194               --               --               --
   period
  Number of Accumulation Units                  16               --               --               --
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning     $10.022               --               --               --
   of period
  Accumulation Unit Value at end of        $10.191               --               --               --
   period
  Number of Accumulation Units                  39               --               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning     $10.022               --               --               --
   of period
  Accumulation Unit Value at end of        $10.191               --               --               --
   period
  Number of Accumulation Units                  39               --               --               --
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning     $10.021               --               --               --
   of period
  Accumulation Unit Value at end of        $10.187               --               --               --
   period
  Number of Accumulation Units                  29               --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning     $10.021               --               --               --
   of period
  Accumulation Unit Value at end of        $10.187               --               --               --
   period
  Number of Accumulation Units                  29               --               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning     $10.020               --               --               --
   of period
  Accumulation Unit Value at end of        $10.186               --               --               --
   period
  Number of Accumulation Units                  46               --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning     $10.019               --               --               --
   of period
  Accumulation Unit Value at end of        $10.183               --               --               --
   period
  Number of Accumulation Units                  --               --               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning     $10.019               --               --               --
   of period
  Accumulation Unit Value at end of        $10.182               --               --               --
   period
  Number of Accumulation Units                  --               --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning     $10.019               --               --               --
   of period
  Accumulation Unit Value at end of        $10.182               --               --               --
   period
  Number of Accumulation Units                  --               --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning     $10.017               --               --               --
   of period
  Accumulation Unit Value at end of        $10.178               --               --               --
   period
  Number of Accumulation Units                  --               --               --               --
   outstanding at end of period (in
   thousands)

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  -------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning          --               --               --(a)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning          --               --               --(a)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning          --               --               --(a)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning          --               --               --(a)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning          --               --               --(a)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning          --               --               --(a)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning          --               --               --(a)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning          --               --               --(a)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning          --               --               --(a)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning          --               --               --(a)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)

20                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning      $9.988               --               --               --
   of period
  Accumulation Unit Value at end of        $10.897               --               --               --
   period
  Number of Accumulation Units                 128               --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning      $9.987               --               --               --
   of period
  Accumulation Unit Value at end of        $10.885               --               --               --
   period
  Number of Accumulation Units                   5               --               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning      $9.987               --               --               --
   of period
  Accumulation Unit Value at end of        $10.881               --               --               --
   period
  Number of Accumulation Units                 775               --               --               --
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning      $9.986               --               --               --
   of period
  Accumulation Unit Value at end of        $10.868               --               --               --
   period
  Number of Accumulation Units                 194               --               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning      $9.986               --               --               --
   of period
  Accumulation Unit Value at end of        $10.868               --               --               --
   period
  Number of Accumulation Units                 194               --               --               --
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning      $9.985               --               --               --
   of period
  Accumulation Unit Value at end of        $10.856               --               --               --
   period
  Number of Accumulation Units                 154               --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning      $9.985               --               --               --
   of period
  Accumulation Unit Value at end of        $10.856               --               --               --
   period
  Number of Accumulation Units                 154               --               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning      $9.984               --               --               --
   of period
  Accumulation Unit Value at end of        $10.852               --               --               --
   period
  Number of Accumulation Units                 492               --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning      $9.984               --               --               --
   of period
  Accumulation Unit Value at end of        $10.844               --               --               --
   period
  Number of Accumulation Units                  15               --               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning      $9.983               --               --               --
   of period
  Accumulation Unit Value at end of        $10.840               --               --               --
   period
  Number of Accumulation Units                  13               --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning      $9.983               --               --               --
   of period
  Accumulation Unit Value at end of        $10.840               --               --               --
   period
  Number of Accumulation Units                  13               --               --               --
   outstanding at end of period (in
   thousands)

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  -------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning          --               --               --(b)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning          --               --               --(b)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning          --               --               --(b)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning          --               --               --(b)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning          --               --               --(b)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning          --               --               --(b)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning          --               --               --(b)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning          --               --               --(b)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning          --               --               --(b)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning          --               --               --(b)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning          --               --               --(b)
   of period
  Accumulation Unit Value at end of             --               --               --
   period
  Number of Accumulation Units                  --               --               --
   outstanding at end of period (in
   thousands)

HARTFORD LIFE INSURANCE COMPANY                                           21

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.982               --               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.828               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               --               --               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.157          $11.725          $10.504           $7.894           $9.402
  Accumulation Unit Value at end of
   period                                  $15.585          $13.157          $11.725          $10.504           $7.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  822              826              707              627              840
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.034          $11.634          $10.437           $7.855           $9.370
  Accumulation Unit Value at end of
   period                                  $15.417          $13.034          $11.634          $10.437           $7.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   80               81               74               86               81
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.161           $9.074           $8.145           $6.133           $7.319
  Accumulation Unit Value at end of
   period                                  $12.013          $10.161           $9.074           $8.145           $6.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,378            1,049              553              106              134
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.907          $11.543          $10.376           $7.825           $7.297
  Accumulation Unit Value at end of
   period                                  $15.235          $12.907          $11.543          $10.376           $7.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  781              749              664              548              172
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.907          $11.543          $10.376           $7.825           $9.353
  Accumulation Unit Value at end of
   period                                  $15.235          $12.907          $11.543          $10.376           $7.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  781              749              664              548              172
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.841          $11.501          $10.499               --               --
  Accumulation Unit Value at end of
   period                                  $15.135          $12.841          $11.501               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  421              415              348               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.841          $11.501          $10.354           $7.820           $7.296
  Accumulation Unit Value at end of
   period                                  $15.135          $12.841          $11.501          $10.354           $7.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  421              415              348               17               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.819          $11.487          $10.347           $7.819           $7.296
  Accumulation Unit Value at end of
   period                                  $15.101          $12.819          $11.487          $10.347           $7.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  635              355              169               13                2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.980           $8.952           $8.183               --               --
  Accumulation Unit Value at end of
   period                                  $11.745           $9.980           $8.952               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               47               42               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.753          $11.445          $10.467               --               --
  Accumulation Unit Value at end of
   period                                  $15.002          $12.753          $11.445               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               33               33               --               --

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                2001             2000
--------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --  (b)
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.143          $16.074
  Accumulation Unit Value at end of
   period                                   $9.402          $11.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  493              373
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.122          $16.064
  Accumulation Unit Value at end of
   period                                   $9.370          $11.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   56               56
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.183               --
  Accumulation Unit Value at end of
   period                                   $7.319               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.751               --
  Accumulation Unit Value at end of
   period                                   $9.353               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --

22                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.753          $11.445          $10.325           $7.814           $7.296
  Accumulation Unit Value at end of
   period                                  $15.002          $12.753          $11.445          $10.325           $7.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               33               33               21                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.102           $8.181           $7.492               --               --
  Accumulation Unit Value at end of
   period                                  $10.690           $9.102           $8.181               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  159              135               45               --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.081          $13.853          $11.651           $7.715           $9.689
  Accumulation Unit Value at end of
   period                                  $20.843          $17.081          $13.853          $11.651           $7.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  460              441              371              304              296
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.922          $13.745          $11.577           $7.677           $9.657
  Accumulation Unit Value at end of
   period                                  $20.618          $16.922          $13.745          $11.577           $7.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               28               26               36               33
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.549          $10.198           $8.594           $5.702           $7.175
  Accumulation Unit Value at end of
   period                                  $15.282          $12.549          $10.198           $8.594           $5.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,285              987              519                4                9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.756          $13.637          $11.509           $7.648           $7.602
  Accumulation Unit Value at end of
   period                                  $20.375          $16.756          $13.637          $11.509           $7.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  590              559              576              426               82
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.756          $13.637          $11.509           $7.648           $9.639
  Accumulation Unit Value at end of
   period                                  $20.375          $16.756          $13.637          $11.509           $7.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  590              559              576              426               82
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.671          $13.588          $11.953               --               --
  Accumulation Unit Value at end of
   period                                  $20.241          $16.671          $13.588               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  418              454              297               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.671          $13.588          $11.485           $7.643           $7.601
  Accumulation Unit Value at end of
   period                                  $20.241          $16.671          $13.588          $11.485           $7.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  418              454              297               29                1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.642          $13.572          $11.477           $7.641           $7.601
  Accumulation Unit Value at end of
   period                                  $20.196          $16.642          $13.572          $11.477           $7.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  584              315              116                9                1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.325          $10.061           $8.863               --               --
  Accumulation Unit Value at end of
   period                                  $14.942          $12.325          $10.061               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   52               62               53               --               --

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                2001             2000
--------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.304          $17.949
  Accumulation Unit Value at end of
   period                                   $9.689          $11.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  276              222
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.283          $17.937
  Accumulation Unit Value at end of
   period                                   $9.657          $11.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               31
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.752               --
  Accumulation Unit Value at end of
   period                                   $7.175               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.773               --
  Accumulation Unit Value at end of
   period                                   $9.639               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --

HARTFORD LIFE INSURANCE COMPANY                                           23

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.557          $13.522          $11.918               --               --
  Accumulation Unit Value at end of
   period                                  $20.063          $16.557          $13.522               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               23               26               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.557          $13.522          $11.452           $7.637           $7.601
  Accumulation Unit Value at end of
   period                                  $20.063          $16.557          $13.522          $11.452           $7.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               23               26               14                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.095           $9.893           $8.731               --               --
  Accumulation Unit Value at end of
   period                                  $14.634          $12.095           $9.893               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  141               89               33               --               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.080          $11.445          $10.342           $7.686          $10.343
  Accumulation Unit Value at end of
   period                                  $14.181          $13.080          $11.445          $10.342           $7.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,731            5,724            5,624            4,619            3,807
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.958          $11.355          $10.277           $7.648          $10.308
  Accumulation Unit Value at end of
   period                                  $14.027          $12.958          $11.355          $10.277           $7.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  414              414              442              507              470
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.050           $7.934           $7.184           $5.349           $7.213
  Accumulation Unit Value at end of
   period                                   $9.792           $9.050           $7.934           $7.184           $5.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,287           15,190            8,603              600              576
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.831          $11.266          $10.217           $7.619           $6.922
  Accumulation Unit Value at end of
   period                                  $13.862          $12.831          $11.266          $10.217           $7.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,035            8,338            8,451            7,382            1,235
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.831          $11.266          $10.217           $7.619          $10.289
  Accumulation Unit Value at end of
   period                                  $13.862          $12.831          $11.266          $10.217           $7.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,035            8,338            8,451            7,382            1,235
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.765          $11.225          $10.443               --               --
  Accumulation Unit Value at end of
   period                                  $13.770          $12.765          $11.225               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,490            4,456            3,122               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.765          $11.225          $10.195           $7.614           $6.922
  Accumulation Unit Value at end of
   period                                  $13.770          $12.765          $11.225          $10.195           $7.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,490            4,456            3,122              244               47
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.744          $11.212          $10.188           $7.612           $6.922
  Accumulation Unit Value at end of
   period                                  $13.740          $12.744          $11.212          $10.188           $7.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,984            4,771            2,146              200               54

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                2001             2000
--------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.847          $14.655
  Accumulation Unit Value at end of
   period                                  $10.343          $12.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,157            2,066
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.823          $14.646
  Accumulation Unit Value at end of
   period                                  $10.308          $12.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  372              163
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.525               --
  Accumulation Unit Value at end of
   period                                   $7.213               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  472               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.605               --
  Accumulation Unit Value at end of
   period                                  $10.289               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  295               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --

24                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.888           $7.827           $7.292               --               --
  Accumulation Unit Value at end of
   period                                   $9.574           $8.888           $7.827               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  541              617              665               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.678          $11.171          $10.412               --               --
  Accumulation Unit Value at end of
   period                                  $13.649          $12.678          $11.171               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  425              466              510               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.678          $11.171          $10.166           $7.608           $6.921
  Accumulation Unit Value at end of
   period                                  $13.649          $12.678          $11.171          $10.166           $7.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  425              466              510              327               36
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.870           $7.827           $7.305               --               --
  Accumulation Unit Value at end of
   period                                   $9.535           $8.870           $7.827               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,566            1,108              469               --               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.134          $11.656          $10.736           $8.242          $10.261
  Accumulation Unit Value at end of
   period                                  $13.750          $12.134          $11.656          $10.736           $8.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,112            6,117            6,094            4,994            4,634
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.020          $11.564          $10.668           $8.202          $10.227
  Accumulation Unit Value at end of
   period                                  $13.601          $12.020          $11.564          $10.668           $8.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  441              454              469              515              455
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.201          $11.744          $10.839           $8.337          $10.401
  Accumulation Unit Value at end of
   period                                  $13.798          $12.201          $11.744          $10.839           $8.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,817           11,884            6,349              466              436
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.903          $11.474          $10.605           $8.170           $7.765
  Accumulation Unit Value at end of
   period                                  $13.441          $11.903          $11.474          $10.605           $8.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,548            7,581            7,823            6,950            1,351
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.903          $11.474          $10.605           $8.170          $10.208
  Accumulation Unit Value at end of
   period                                  $13.441          $11.903          $11.474          $10.605           $8.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,548            7,581            7,823            6,950            1,351
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.842          $11.432          $10.801               --               --
  Accumulation Unit Value at end of
   period                                  $13.352          $11.842          $11.432               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,880            4,875            3,306               --               --

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                2001             2000
--------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.172           $9.277
  Accumulation Unit Value at end of
   period                                  $10.261          $10.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,393            1,979
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.153           $9.271
  Accumulation Unit Value at end of
   period                                  $10.227          $10.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  405              200
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.745               --
  Accumulation Unit Value at end of
   period                                  $10.401               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  266               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.560               --
  Accumulation Unit Value at end of
   period                                  $10.208               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  403               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --
  Accumulation Unit Value at end of
   period                                       --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --

HARTFORD LIFE INSURANCE COMPANY                                           25

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.842          $11.432          $10.583           $8.165
  Accumulation Unit Value at end of
   period                                  $13.352          $11.842          $11.432          $10.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,880            4,875            3,306              274
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.822          $11.419          $10.575           $8.163
  Accumulation Unit Value at end of
   period                                  $13.323          $11.822          $11.419          $10.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,599            4,717            2,090              252
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.983          $11.586          $10.961               --
  Accumulation Unit Value at end of
   period                                  $13.491          $11.983          $11.586               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  424              473              501               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.761          $11.377          $10.769               --
  Accumulation Unit Value at end of
   period                                  $13.235          $11.761          $11.377               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  341              373              378               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.761          $11.377          $10.553           $8.158
  Accumulation Unit Value at end of
   period                                  $13.235          $11.761          $11.377          $10.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  341              373              378              217
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.087          $11.710          $11.099               --
  Accumulation Unit Value at end of
   period                                  $13.581          $12.087          $11.710               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,130              860              319               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.788          $11.537           $9.830           $7.410
  Accumulation Unit Value at end of
   period                                  $16.137          $13.788          $11.537           $9.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,740            1,599            1,433              992
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.660          $11.446           $9.767           $7.374
  Accumulation Unit Value at end of
   period                                  $15.962          $13.660          $11.446           $9.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   97              106              104              118
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.458           $8.768           $7.486           $5.654
  Accumulation Unit Value at end of
   period                                  $12.215          $10.458           $8.768           $7.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,877            3,697            2,068               46
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.526          $11.357           $9.710           $7.346
  Accumulation Unit Value at end of
   period                                  $15.774          $13.526          $11.357           $9.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,665            1,539            1,361            1,040

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.765               --               --
  Accumulation Unit Value at end of
   period                                   $8.165               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.765               --               --
  Accumulation Unit Value at end of
   period                                   $8.163               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.765               --               --
  Accumulation Unit Value at end of
   period                                   $8.158               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.847          $11.227          $17.289
  Accumulation Unit Value at end of
   period                                   $7.410           $8.847          $11.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,231            1,362              657
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.817          $11.206          $17.278
  Accumulation Unit Value at end of
   period                                   $7.374           $8.817          $11.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112              117               75
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.764           $8.902               --
  Accumulation Unit Value at end of
   period                                   $5.654           $6.764               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               55               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.128               --               --
  Accumulation Unit Value at end of
   period                                   $7.346               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  220               --               --

26                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.526          $11.357           $9.710           $7.346
  Accumulation Unit Value at end of
   period                                  $15.774          $13.526          $11.357           $9.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,665            1,539            1,361            1,040
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.457          $11.316           $9.882               --
  Accumulation Unit Value at end of
   period                                  $15.670          $13.457          $11.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,268            1,086              825               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.457          $11.316           $9.690           $7.341
  Accumulation Unit Value at end of
   period                                  $15.670          $13.457          $11.316           $9.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,268            1,086              825               54
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.434          $11.302           $9.683           $7.340
  Accumulation Unit Value at end of
   period                                  $15.635          $13.434          $11.302           $9.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,579              939              429               77
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.271           $8.650           $7.565               --
  Accumulation Unit Value at end of
   period                                  $11.943          $10.271           $8.650               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   73              116              124               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.365          $11.261           $9.852               --
  Accumulation Unit Value at end of
   period                                  $15.532          $13.365          $11.261               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   84               79               75               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.365          $11.261           $9.662           $7.335
  Accumulation Unit Value at end of
   period                                  $15.532          $13.365          $11.261           $9.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   84               79               75               40
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.336           $7.878           $6.902               --
  Accumulation Unit Value at end of
   period                                  $10.834           $9.336           $7.878               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  366              205               65               --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.611          $13.987          $11.970           $8.743
  Accumulation Unit Value at end of
   period                                  $21.665          $16.611          $13.987          $11.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  256              198              172              129
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.456          $13.877          $11.893           $8.701
  Accumulation Unit Value at end of
   period                                  $21.431          $16.456          $13.877          $11.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               24               16               24

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.801          $11.599               --
  Accumulation Unit Value at end of
   period                                   $7.346           $8.801               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  220               62               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.127               --               --
  Accumulation Unit Value at end of
   period                                   $7.341               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.127               --               --
  Accumulation Unit Value at end of
   period                                   $7.340               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.127               --               --
  Accumulation Unit Value at end of
   period                                   $7.335               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.422           $9.999          $12.616
  Accumulation Unit Value at end of
   period                                   $8.743           $9.422           $9.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110              101               92
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.391           $9.980          $12.607
  Accumulation Unit Value at end of
   period                                   $8.701           $9.391           $9.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                4                4

HARTFORD LIFE INSURANCE COMPANY                                           27

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.575          $13.140          $11.267           $8.247
  Accumulation Unit Value at end of
   period                                  $20.273          $15.575          $13.140          $11.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  700              414              144               16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.295          $13.769          $11.824           $8.667
  Accumulation Unit Value at end of
   period                                  $21.179          $16.295          $13.769          $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  413              334              270              221
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.295          $13.769          $11.824           $8.667
  Accumulation Unit Value at end of
   period                                  $21.179          $16.295          $13.769          $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  413              334              270              221
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.212          $13.719          $11.966               --
  Accumulation Unit Value at end of
   period                                  $21.039          $16.212          $13.719               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  172              155               83               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.212          $13.719          $11.799           $8.662
  Accumulation Unit Value at end of
   period                                  $21.039          $16.212          $13.719          $11.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  172              155               83                5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.184          $13.702          $11.791           $8.660
  Accumulation Unit Value at end of
   period                                  $20.993          $16.184          $13.702          $11.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  354              176               64                6
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.297          $12.964          $11.323               --
  Accumulation Unit Value at end of
   period                                  $19.822          $15.297          $12.964               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               30               30               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.101          $13.653          $11.930               --
  Accumulation Unit Value at end of
   period                                  $20.854          $16.101          $13.653               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                5                6               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.101          $13.653          $11.766           $8.655
  Accumulation Unit Value at end of
   period                                  $20.854          $16.101          $13.653          $11.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                5                6                2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.208          $12.915          $11.301               --
  Accumulation Unit Value at end of
   period                                  $19.668          $15.208          $12.915               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   87               48               17               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.905           $9.926               --
  Accumulation Unit Value at end of
   period                                   $8.247           $8.905               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               11               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.438               --               --
  Accumulation Unit Value at end of
   period                                   $8.667               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.373          $10.462               --
  Accumulation Unit Value at end of
   period                                   $8.667           $9.373               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53                4               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.437               --               --
  Accumulation Unit Value at end of
   period                                   $8.662               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.437               --               --
  Accumulation Unit Value at end of
   period                                   $8.660               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.437               --               --
  Accumulation Unit Value at end of
   period                                   $8.655               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

28                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.454           $9.404               --               --
  Accumulation Unit Value at end of
   period                                  $10.818          $10.454               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   80               12               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.441           $9.401               --               --
  Accumulation Unit Value at end of
   period                                  $10.788          $10.441               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.437           $9.400               --               --
  Accumulation Unit Value at end of
   period                                  $10.778          $10.437               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  360              229               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.424           $9.398               --               --
  Accumulation Unit Value at end of
   period                                  $10.749          $10.424               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               16               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.424           $9.398               --               --
  Accumulation Unit Value at end of
   period                                  $10.749          $10.424               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               16               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.411           $9.396               --               --
  Accumulation Unit Value at end of
   period                                  $10.719          $10.411               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   82               30               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.411           $9.396               --               --
  Accumulation Unit Value at end of
   period                                  $10.719          $10.411               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   82               30               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.406           $9.395               --               --
  Accumulation Unit Value at end of
   period                                  $10.709          $10.406               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  173              106               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.398           $9.393               --               --
  Accumulation Unit Value at end of
   period                                  $10.690          $10.398               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.393           $9.392               --               --
  Accumulation Unit Value at end of
   period                                  $10.680          $10.393               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.393           $9.392               --               --
  Accumulation Unit Value at end of
   period                                  $10.680          $10.393               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           29

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.380           $9.390               --               --
  Accumulation Unit Value at end of
   period                                  $10.651          $10.380               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               15               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.382          $13.390          $11.956           $9.228
  Accumulation Unit Value at end of
   period                                  $15.564          $13.382          $13.390          $11.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,930            2,223            1,574              689
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.308          $13.336          $11.926           $9.218
  Accumulation Unit Value at end of
   period                                  $15.455          $13.308          $13.336          $11.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   69               54               55               50
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.284          $13.318          $11.916           $9.215
  Accumulation Unit Value at end of
   period                                  $15.419          $13.284          $13.318          $11.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,327           15,603            7,079               16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.211          $13.265          $11.886           $9.206
  Accumulation Unit Value at end of
   period                                  $15.312          $13.211          $13.265          $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,456            3,030            2,790            2,172
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.211          $13.265          $11.886           $9.206
  Accumulation Unit Value at end of
   period                                  $15.312          $13.211          $13.265          $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,456            3,030            2,790            2,172
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.144          $13.217          $12.007               --
  Accumulation Unit Value at end of
   period                                  $15.211          $13.144          $13.217               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,535            3,423            1,995               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.144          $13.217          $11.861           $9.200
  Accumulation Unit Value at end of
   period                                  $15.211          $13.144          $13.217          $11.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,535            3,423            1,995              131
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.121          $13.201          $11.853           $9.198
  Accumulation Unit Value at end of
   period                                  $15.177          $13.121          $13.201          $11.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,368            4,386            1,341               34
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.080          $13.173          $11.983               --
  Accumulation Unit Value at end of
   period                                  $15.114          $13.080          $13.173               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  215              205              211               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.054          $13.153          $11.971               --
  Accumulation Unit Value at end of
   period                                  $15.077          $13.054          $13.153               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  206              196              189               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.950               --               --
  Accumulation Unit Value at end of
   period                                   $9.228               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.948               --               --
  Accumulation Unit Value at end of
   period                                   $9.218               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.948               --               --
  Accumulation Unit Value at end of
   period                                   $9.215               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.645               --               --
  Accumulation Unit Value at end of
   period                                   $9.206               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  202               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.947               --               --
  Accumulation Unit Value at end of
   period                                   $9.206               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  202               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.645               --               --
  Accumulation Unit Value at end of
   period                                   $9.200               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.645               --               --
  Accumulation Unit Value at end of
   period                                   $9.198               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

30                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.054          $13.153          $11.827           $9.193
  Accumulation Unit Value at end of
   period                                  $15.077          $13.054          $13.153          $11.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  206              196              189              114
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.004          $13.123          $11.959               --
  Accumulation Unit Value at end of
   period                                  $14.997          $13.004          $13.123               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  959              730              226               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.902          $10.968          $10.331           $8.273
  Accumulation Unit Value at end of
   period                                  $11.893          $10.902          $10.968          $10.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  361              305              205               37
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.842          $10.924          $10.305           $8.265
  Accumulation Unit Value at end of
   period                                  $11.809          $10.842          $10.924          $10.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                4                1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.823          $10.909          $10.296           $8.262
  Accumulation Unit Value at end of
   period                                  $11.782          $10.823          $10.909          $10.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,614            1,355              722                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.763          $10.866          $10.270           $8.254
  Accumulation Unit Value at end of
   period                                  $11.700          $10.763          $10.866          $10.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  477              410              352              236
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.763          $10.866          $10.270           $8.254
  Accumulation Unit Value at end of
   period                                  $11.700          $10.763          $10.866          $10.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  477              410              352              236
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.708          $10.826          $10.430               --
  Accumulation Unit Value at end of
   period                                  $11.622          $10.708          $10.826               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  616              607              426               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.708          $10.826          $10.248           $8.248
  Accumulation Unit Value at end of
   period                                  $11.622          $10.708          $10.826          $10.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  616              607              426               11
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.690          $10.813          $10.241           $8.247
  Accumulation Unit Value at end of
   period                                  $11.597          $10.690          $10.813          $10.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  762              539              191                8
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.656          $10.790          $10.409               --
  Accumulation Unit Value at end of
   period                                  $11.548          $10.656          $10.790               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               31               29               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.644               --               --
  Accumulation Unit Value at end of
   period                                   $9.193               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.016               --               --
  Accumulation Unit Value at end of
   period                                   $8.273               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.015               --               --
  Accumulation Unit Value at end of
   period                                   $8.265               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.014               --               --
  Accumulation Unit Value at end of
   period                                   $8.262               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.927               --               --
  Accumulation Unit Value at end of
   period                                   $8.254               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.013               --               --
  Accumulation Unit Value at end of
   period                                   $8.254               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.927               --               --
  Accumulation Unit Value at end of
   period                                   $8.248               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.927               --               --
  Accumulation Unit Value at end of
   period                                   $8.247               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           31

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.635          $10.774          $10.398               --
  Accumulation Unit Value at end of
   period                                  $11.520          $10.635          $10.774               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               26               13               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.635          $10.774          $10.219           $8.241
  Accumulation Unit Value at end of
   period                                  $11.520          $10.635          $10.774          $10.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               26               13                4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.594          $10.749          $10.388               --
  Accumulation Unit Value at end of
   period                                  $11.459          $10.594          $10.749               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101               61               14               --
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.289           $9.703               --               --
  Accumulation Unit Value at end of
   period                                  $11.759          $10.289               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   67               14               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.276           $9.700               --               --
  Accumulation Unit Value at end of
   period                                  $11.726          $10.276               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.272           $9.699               --               --
  Accumulation Unit Value at end of
   period                                  $11.716          $10.272               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  135               62               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.259           $9.697               --               --
  Accumulation Unit Value at end of
   period                                  $11.683          $10.259               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17                6               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.259           $9.697               --               --
  Accumulation Unit Value at end of
   period                                  $11.683          $10.259               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17                6               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.246           $9.695               --               --
  Accumulation Unit Value at end of
   period                                  $11.651          $10.246               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16                5               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.246           $9.695               --               --
  Accumulation Unit Value at end of
   period                                  $11.651          $10.246               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16                5               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.242           $9.694               --               --
  Accumulation Unit Value at end of
   period                                  $11.641          $10.242               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               13               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.927               --               --
  Accumulation Unit Value at end of
   period                                   $8.241               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

32                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.233           $9.692               --               --
  Accumulation Unit Value at end of
   period                                  $11.619          $10.233               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.229           $9.691               --               --
  Accumulation Unit Value at end of
   period                                  $11.609          $10.229               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.229           $9.691               --               --
  Accumulation Unit Value at end of
   period                                  $11.609          $10.229               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.216           $9.689               --               --
  Accumulation Unit Value at end of
   period                                  $11.577          $10.216               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14                8               --               --
FRANKLIN REAL ESTATE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $23.531          $21.082          $16.261          $12.178
  Accumulation Unit Value at end of
   period                                  $27.912          $23.531          $21.082          $16.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               75               94              104
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $23.312          $20.916          $16.158          $12.119
  Accumulation Unit Value at end of
   period                                  $27.610          $23.312          $20.916          $16.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               16               14               14
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $21.348          $19.164          $14.811          $11.114
  Accumulation Unit Value at end of
   period                                  $25.271          $21.348          $19.164          $14.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               16               16               20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $23.083          $20.753          $16.064          $12.072
  Accumulation Unit Value at end of
   period                                  $27.285          $23.083          $20.753          $16.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                7                7                7
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $23.083          $20.753          $16.064          $12.072
  Accumulation Unit Value at end of
   period                                  $27.285          $23.083          $20.753          $16.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                7                7                7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $22.966          $20.678          $16.570               --
  Accumulation Unit Value at end of
   period                                  $27.105          $22.966          $20.678               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $22.966          $20.678          $16.030          $12.065
  Accumulation Unit Value at end of
   period                                  $27.105          $22.966          $20.678          $16.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN REAL ESTATE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.129          $11.430           $8.568
  Accumulation Unit Value at end of
   period                                  $12.178          $12.129          $11.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  104               77               30
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.088          $11.408           $8.562
  Accumulation Unit Value at end of
   period                                  $12.119          $12.088          $11.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13                7                5
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.092          $10.657               --
  Accumulation Unit Value at end of
   period                                  $11.114          $11.092               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               22               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.075               --               --
  Accumulation Unit Value at end of
   period                                  $12.072               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.066          $11.609               --
  Accumulation Unit Value at end of
   period                                  $12.072          $12.066               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                9               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.075               --               --
  Accumulation Unit Value at end of
   period                                  $12.065               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           33

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $22.926          $20.653          $16.018          $12.062
  Accumulation Unit Value at end of
   period                                  $27.045          $22.926          $20.653          $16.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.974          $18.913          $15.176               --
  Accumulation Unit Value at end of
   period                                  $24.717          $20.974          $18.913               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $22.809          $20.578          $16.520               --
  Accumulation Unit Value at end of
   period                                  $26.866          $22.809          $20.578               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $22.809          $20.578          $15.984          $12.054
  Accumulation Unit Value at end of
   period                                  $26.866          $22.809          $20.578          $15.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.846          $18.835          $15.142               --
  Accumulation Unit Value at end of
   period                                  $24.517          $20.846          $18.835               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.417          $13.188          $12.079           $9.941
  Accumulation Unit Value at end of
   period                                  $15.457          $13.417          $13.188          $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,250              888              667              129
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.363          $13.155          $12.067           $9.941
  Accumulation Unit Value at end of
   period                                  $15.372          $13.363          $13.155          $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               22               10                5
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.345          $13.144          $12.063           $9.941
  Accumulation Unit Value at end of
   period                                  $15.344          $13.345          $13.144          $12.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,845            4,251            1,935                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.292          $13.111          $12.051           $9.941
  Accumulation Unit Value at end of
   period                                  $15.260          $13.292          $13.111          $12.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,149              873              766              378
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.292          $13.111          $12.051           $9.941
  Accumulation Unit Value at end of
   period                                  $15.260          $13.292          $13.111          $12.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,149              873              766              378
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.239          $13.078          $12.174               --
  Accumulation Unit Value at end of
   period                                  $15.176          $13.239          $13.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,395            1,322              829               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.075               --               --
  Accumulation Unit Value at end of
   period                                  $12.062               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.075               --               --
  Accumulation Unit Value at end of
   period                                  $12.054               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

34                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.239          $13.078          $12.039           $9.941
  Accumulation Unit Value at end of
   period                                  $15.176          $13.239          $13.078          $12.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,395            1,322              829                3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.221          $13.067          $12.034           $9.941
  Accumulation Unit Value at end of
   period                                  $15.148          $13.221          $13.067          $12.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,156            1,416              432               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.186          $13.046          $12.160               --
  Accumulation Unit Value at end of
   period                                  $15.093          $13.186          $13.046               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105               81               87               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.168          $13.035          $12.156               --
  Accumulation Unit Value at end of
   period                                  $15.065          $13.168          $13.035               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   73               67               70               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.168          $13.035          $12.022           $9.941
  Accumulation Unit Value at end of
   period                                  $15.065          $13.168          $13.035          $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   73               67               70               30
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.124          $13.011          $12.150               --
  Accumulation Unit Value at end of
   period                                  $14.992          $13.124          $13.011               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  464              330              112               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.445          $12.074          $11.011           $8.156
  Accumulation Unit Value at end of
   period                                  $13.305          $12.445          $12.074          $11.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  707              709              788              651
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.329          $11.979          $10.941           $8.117
  Accumulation Unit Value at end of
   period                                  $13.161          $12.329          $11.979          $10.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   57               65               76               88
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.166           $6.966           $6.366           $4.725
  Accumulation Unit Value at end of
   period                                   $7.646           $7.166           $6.966           $6.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,520            1,222              743               74
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.208          $11.886          $10.877           $8.085
  Accumulation Unit Value at end of
   period                                  $13.006          $12.208          $11.886          $10.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,049            1,057            1,103            1,058

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.627          $13.948          $21.677
  Accumulation Unit Value at end of
   period                                   $8.156          $11.627          $13.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  424              371              234
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.588          $13.922          $21.663
  Accumulation Unit Value at end of
   period                                   $8.117          $11.588          $13.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   67               59               37
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.749           $8.560               --
  Accumulation Unit Value at end of
   period                                   $4.725           $6.749               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   57               39               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.497               --               --
  Accumulation Unit Value at end of
   period                                   $8.085               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85               --               --

HARTFORD LIFE INSURANCE COMPANY                                           35

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.208          $11.886          $10.877           $8.085
  Accumulation Unit Value at end of
   period                                  $13.006          $12.208          $11.886          $10.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,049            1,057            1,103            1,058
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.145          $11.842          $11.202               --
  Accumulation Unit Value at end of
   period                                  $12.920          $12.145          $11.842               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  426              426              325               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.145          $11.842          $10.854           $8.080
  Accumulation Unit Value at end of
   period                                  $12.920          $12.145          $11.842          $10.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  426              426              325               45
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.125          $11.828          $10.847           $8.079
  Accumulation Unit Value at end of
   period                                  $12.892          $12.125          $11.828          $10.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  761              580              343               26
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.038           $6.873           $6.510               --
  Accumulation Unit Value at end of
   period                                   $7.476           $7.038           $6.873               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131              140              152               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.063          $11.785          $11.168               --
  Accumulation Unit Value at end of
   period                                  $12.807          $12.063          $11.785               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               93               99               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.063          $11.785          $10.824           $8.074
  Accumulation Unit Value at end of
   period                                  $12.807          $12.063          $11.785          $10.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               93               99               75
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.966           $6.816           $6.468               --
  Accumulation Unit Value at end of
   period                                   $7.385           $6.966           $6.816               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  285              180               72               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.314          $14.304          $13.219          $11.165
  Accumulation Unit Value at end of
   period                                  $15.277          $14.314          $14.304          $13.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  867              783              713              489
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.180          $14.192          $13.135          $11.111
  Accumulation Unit Value at end of
   period                                  $15.112          $14.180          $14.192          $13.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               39               29               21

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.567          $14.691               --
  Accumulation Unit Value at end of
   period                                   $8.085          $11.567               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85               18               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.496               --               --
  Accumulation Unit Value at end of
   period                                   $8.080               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.496               --               --
  Accumulation Unit Value at end of
   period                                   $8.079               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.496               --               --
  Accumulation Unit Value at end of
   period                                   $8.074               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.799          $10.505          $10.109
  Accumulation Unit Value at end of
   period                                  $11.165          $10.799          $10.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  273              143               34
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.762          $10.485          $10.102
  Accumulation Unit Value at end of
   period                                  $11.111          $10.762          $10.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                1

36                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.650          $13.668          $12.656          $10.712
  Accumulation Unit Value at end of
   period                                  $14.539          $13.650          $13.668          $12.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,900            1,677              744               38
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.041          $14.081          $13.058          $11.069
  Accumulation Unit Value at end of
   period                                  $14.934          $14.041          $14.081          $13.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,290            1,219            1,191              974
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.041          $14.081          $13.058          $11.069
  Accumulation Unit Value at end of
   period                                  $14.934          $14.041          $14.081          $13.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,290            1,219            1,191              974
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.970          $14.030          $13.157               --
  Accumulation Unit Value at end of
   period                                  $14.835          $13.970          $14.030               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  749              731              470               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.970          $14.030          $13.030          $11.062
  Accumulation Unit Value at end of
   period                                  $14.835          $13.970          $14.030          $13.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  749              731              470               27
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.946          $14.013          $13.021          $11.059
  Accumulation Unit Value at end of
   period                                  $14.803          $13.946          $14.013          $13.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,258              833              338               36
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.406          $13.485          $12.663               --
  Accumulation Unit Value at end of
   period                                  $14.216          $13.406          $13.485               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               68               67               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.874          $13.963          $13.118               --
  Accumulation Unit Value at end of
   period                                  $14.705          $13.874          $13.963               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               39               40               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.874          $13.963          $12.993          $11.052
  Accumulation Unit Value at end of
   period                                  $14.705          $13.874          $13.963          $12.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               39               40               30
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.416          $13.522          $12.721               --
  Accumulation Unit Value at end of
   period                                  $14.198          $13.416          $13.522               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              124               48               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.380          $10.481               --
  Accumulation Unit Value at end of
   period                                  $10.712          $10.380               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               19               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.255               --               --
  Accumulation Unit Value at end of
   period                                  $11.069               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.742          $10.862               --
  Accumulation Unit Value at end of
   period                                  $11.069          $10.742               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139                7               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.255               --               --
  Accumulation Unit Value at end of
   period                                  $11.062               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.254               --               --
  Accumulation Unit Value at end of
   period                                  $11.059               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.254               --               --
  Accumulation Unit Value at end of
   period                                  $11.052               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           37

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.077           $1.065           $1.073           $1.082
  Accumulation Unit Value at end of
   period                                   $1.110           $1.077           $1.065           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,746           10,607           10,476           13,080
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.067           $1.057           $1.066           $1.077
  Accumulation Unit Value at end of
   period                                   $1.098           $1.067           $1.057           $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,144            1,436            1,658            1,905
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.016           $1.006           $1.015           $1.027
  Accumulation Unit Value at end of
   period                                   $1.044           $1.016           $1.006           $1.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               30,403           19,234            7,758            3,314
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.057           $1.048           $1.060           $1.073
  Accumulation Unit Value at end of
   period                                   $1.085           $1.057           $1.048           $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,826            8,050            8,567            9,622
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.057           $1.048           $1.060           $1.073
  Accumulation Unit Value at end of
   period                                   $1.085           $1.057           $1.048           $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,826            8,050            8,567            9,622
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.052           $1.045           $1.056               --
  Accumulation Unit Value at end of
   period                                   $1.078           $1.052           $1.045               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,550            5,324            5,525               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.052           $1.045           $1.057           $1.072
  Accumulation Unit Value at end of
   period                                   $1.078           $1.052           $1.045           $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,550            5,324            5,525              651
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.050           $1.043           $1.057           $1.072
  Accumulation Unit Value at end of
   period                                   $1.075           $1.050           $1.043           $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,730            3,984            2,211              891
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.998           $0.993           $1.005               --
  Accumulation Unit Value at end of
   period                                   $1.021           $0.998           $0.993               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  558              297              353               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.044           $1.040           $1.053               --
  Accumulation Unit Value at end of
   period                                   $1.068           $1.044           $1.040               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  267              183              188               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.044           $1.040           $1.054           $1.071
  Accumulation Unit Value at end of
   period                                   $1.068           $1.044           $1.040           $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  267              183              188              160

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.085           $1.061           $1.024
  Accumulation Unit Value at end of
   period                                   $1.082           $1.085           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               63,098           31,627           19,329
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.081           $1.059           $1.023
  Accumulation Unit Value at end of
   period                                   $1.077           $1.081           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,217            1,467              233
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.031           $1.014               --
  Accumulation Unit Value at end of
   period                                   $1.027           $1.031               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,044            3,569               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.076               --               --
  Accumulation Unit Value at end of
   period                                   $1.073               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,565               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.079           $1.063               --
  Accumulation Unit Value at end of
   period                                   $1.073           $1.079               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,565              520               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.076               --               --
  Accumulation Unit Value at end of
   period                                   $1.072               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  318               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.076               --               --
  Accumulation Unit Value at end of
   period                                   $1.072               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   52               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.076               --               --
  Accumulation Unit Value at end of
   period                                   $1.071               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --

38                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.992           $0.989           $1.003               --
  Accumulation Unit Value at end of
   period                                   $1.013           $0.992           $0.989               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,638            1,198              541               --
MFS(R) CAPITAL OPPORTUNITIES SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.346           $8.344           $7.543           $6.019
  Accumulation Unit Value at end of
   period                                   $9.342           $8.346           $8.344           $7.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  215              274              327              354
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.268           $8.279           $7.495           $5.990
  Accumulation Unit Value at end of
   period                                   $9.241           $8.268           $8.279           $7.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               21               29               33
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.272           $6.283           $5.691           $4.551
  Accumulation Unit Value at end of
   period                                   $7.007           $6.272           $6.283           $5.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   97              110              114               80
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.187           $8.214           $7.451           $5.967
  Accumulation Unit Value at end of
   period                                   $9.132           $8.187           $8.214           $7.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  163              170              213              205
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.187           $8.214           $7.451           $5.967
  Accumulation Unit Value at end of
   period                                   $9.132           $8.187           $8.214           $7.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  163              170              213              205
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.145           $8.184           $7.631               --
  Accumulation Unit Value at end of
   period                                   $9.072           $8.145           $8.184               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               31               30               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.145           $8.184           $7.435           $5.963
  Accumulation Unit Value at end of
   period                                   $9.072           $8.145           $8.184           $7.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               31               30                7
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.131           $8.174           $7.430           $5.962
  Accumulation Unit Value at end of
   period                                   $9.052           $8.131           $8.174           $7.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45               47               45               22
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.160           $6.199           $5.788               --
  Accumulation Unit Value at end of
   period                                   $6.851           $6.160           $6.199               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               25               25               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) CAPITAL OPPORTUNITIES SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.704          $11.565          $14.317
  Accumulation Unit Value at end of
   period                                   $6.019           $8.704          $11.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  372              503              402
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.675          $11.543          $14.308
  Accumulation Unit Value at end of
   period                                   $5.990           $8.675          $11.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               46               34
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.594           $9.517               --
  Accumulation Unit Value at end of
   period                                   $4.551           $6.594               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   82               75               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.612               --               --
  Accumulation Unit Value at end of
   period                                   $5.967               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.659          $12.514               --
  Accumulation Unit Value at end of
   period                                   $5.967           $8.659               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               21               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.612               --               --
  Accumulation Unit Value at end of
   period                                   $5.963               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.612               --               --
  Accumulation Unit Value at end of
   period                                   $5.962               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           39

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.090           $8.145           $7.608               --
  Accumulation Unit Value at end of
   period                                   $8.992           $8.090           $8.145               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                6                7               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.090           $8.145           $7.414           $5.958
  Accumulation Unit Value at end of
   period                                   $8.992           $8.090           $8.145           $7.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                6                7               11
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.098           $6.149           $5.752               --
  Accumulation Unit Value at end of
   period                                   $6.769           $6.098           $6.149               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                3                3               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.936           $7.389           $6.650           $5.192
  Accumulation Unit Value at end of
   period                                   $8.423           $7.936           $7.389           $6.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  325              340              414              456
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.862           $7.331           $6.608           $5.166
  Accumulation Unit Value at end of
   period                                   $8.332           $7.862           $7.331           $6.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               35               43               60
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.248           $4.896           $4.415           $3.454
  Accumulation Unit Value at end of
   period                                   $5.558           $5.248           $4.896           $4.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  177              145              121               34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.785           $7.274           $6.570           $5.146
  Accumulation Unit Value at end of
   period                                   $8.233           $7.785           $7.274           $6.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  232              255              213              173
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.785           $7.274           $6.570           $5.146
  Accumulation Unit Value at end of
   period                                   $8.233           $7.785           $7.274           $6.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  232              255              213              173
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.745           $7.248           $6.755               --
  Accumulation Unit Value at end of
   period                                   $8.179           $7.745           $7.248               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               69               54               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.745           $7.248           $6.556           $5.143
  Accumulation Unit Value at end of
   period                                   $8.179           $7.745           $7.248           $6.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               69               54               10

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.612               --               --
  Accumulation Unit Value at end of
   period                                   $5.958               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.968          $12.180          $18.198
  Accumulation Unit Value at end of
   period                                   $5.192           $7.968          $12.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  595              713              587
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.941          $12.157          $18.187
  Accumulation Unit Value at end of
   period                                   $5.166           $7.941          $12.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81              118               83
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.311           $7.717               --
  Accumulation Unit Value at end of
   period                                   $3.454           $5.311               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               28               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.918               --               --
  Accumulation Unit Value at end of
   period                                   $5.146               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.927          $11.534               --
  Accumulation Unit Value at end of
   period                                   $5.146           $7.927               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               19               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.918               --               --
  Accumulation Unit Value at end of
   period                                   $5.143               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --

40                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.732           $7.239           $6.551           $5.142
  Accumulation Unit Value at end of
   period                                   $8.161           $7.732           $7.239           $6.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   86               85               45                5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.154           $4.830           $4.508               --
  Accumulation Unit Value at end of
   period                                   $5.435           $5.154           $4.830               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14                1                2               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.693           $7.213           $6.735               --
  Accumulation Unit Value at end of
   period                                   $8.107           $7.693           $7.213               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                4               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.693           $7.213           $6.537           $5.139
  Accumulation Unit Value at end of
   period                                   $8.107           $7.693           $7.213           $6.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                4                5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.171           $4.856           $4.540               --
  Accumulation Unit Value at end of
   period                                   $5.442           $5.171           $4.856               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               15               12               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.595          $11.891          $10.221           $8.128
  Accumulation Unit Value at end of
   period                                  $15.412          $12.595          $11.891          $10.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   56               53               87               49
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.477          $11.798          $10.156           $8.088
  Accumulation Unit Value at end of
   period                                  $15.245          $12.477          $11.798          $10.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               13               17                8
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.323          $10.712           $9.225           $7.351
  Accumulation Unit Value at end of
   period                                  $13.828          $11.323          $10.712           $9.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112               88               69                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.355          $11.706          $10.097           $8.057
  Accumulation Unit Value at end of
   period                                  $15.066          $12.355          $11.706          $10.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  160              164              227              126
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.355          $11.706          $10.097           $8.057
  Accumulation Unit Value at end of
   period                                  $15.066          $12.355          $11.706          $10.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  160              164              227              126

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $4.918               --               --
  Accumulation Unit Value at end of
   period                                   $5.142               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.918               --               --
  Accumulation Unit Value at end of
   period                                   $5.139               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.378          $10.588          $11.465
  Accumulation Unit Value at end of
   period                                   $8.128           $9.378          $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               24               26
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.347          $10.568          $11.458
  Accumulation Unit Value at end of
   period                                   $8.088           $9.347          $10.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                3                1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.499           $9.591               --
  Accumulation Unit Value at end of
   period                                   $7.351           $8.499               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.717               --               --
  Accumulation Unit Value at end of
   period                                   $8.057               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.329          $10.543               --
  Accumulation Unit Value at end of
   period                                   $8.057           $9.329               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               --               --

HARTFORD LIFE INSURANCE COMPANY                                           41

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.292          $11.663          $10.243               --
  Accumulation Unit Value at end of
   period                                  $14.966          $12.292          $11.663               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               24               33               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.292          $11.663          $10.075           $8.052
  Accumulation Unit Value at end of
   period                                  $14.966          $12.292          $11.663          $10.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               24               33               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.271          $11.649          $10.068           $8.050
  Accumulation Unit Value at end of
   period                                  $14.933          $12.271          $11.649          $10.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               15                8               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.121          $10.568           $9.293               --
  Accumulation Unit Value at end of
   period                                  $13.520          $11.121          $10.568               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               --                4               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.208          $11.607          $10.212               --
  Accumulation Unit Value at end of
   period                                  $14.835          $12.208          $11.607               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.208          $11.607          $10.046           $8.045
  Accumulation Unit Value at end of
   period                                  $14.835          $12.208          $11.607          $10.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.056          $10.528           $9.275               --
  Accumulation Unit Value at end of
   period                                  $13.415          $11.056          $10.528               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                4                1               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.686          $11.630          $10.832           $9.336
  Accumulation Unit Value at end of
   period                                  $12.687          $11.686          $11.630          $10.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  709              751              856              739
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.577          $11.538          $10.763           $9.290
  Accumulation Unit Value at end of
   period                                  $12.550          $11.577          $11.538          $10.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               31               38               49
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.722          $11.689          $10.909           $9.421
  Accumulation Unit Value at end of
   period                                  $12.701          $11.722          $11.689          $10.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  707              689              321               30

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.716               --               --
  Accumulation Unit Value at end of
   period                                   $8.052               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.716               --               --
  Accumulation Unit Value at end of
   period                                   $8.050               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.716               --               --
  Accumulation Unit Value at end of
   period                                   $8.045               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.254           $9.217          $10.141
  Accumulation Unit Value at end of
   period                                   $9.336           $9.254           $9.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  504              238              101
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.223           $9.199          $10.134
  Accumulation Unit Value at end of
   period                                   $9.290           $9.223           $9.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               12                8
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.357           $9.902               --
  Accumulation Unit Value at end of
   period                                   $9.421           $9.357               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               16               --

42                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.464          $11.448          $10.700           $9.255
  Accumulation Unit Value at end of
   period                                  $12.402          $11.464          $11.448          $10.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  852            1,009            1,146            1,043
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.464          $11.448          $10.700           $9.255
  Accumulation Unit Value at end of
   period                                  $12.402          $11.464          $11.448          $10.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  852            1,009            1,146            1,043
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.405          $11.407          $10.766               --
  Accumulation Unit Value at end of
   period                                  $12.321          $11.405          $11.407               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  333              394              240               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.405          $11.407          $10.678           $9.249
  Accumulation Unit Value at end of
   period                                  $12.321          $11.405          $11.407          $10.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  333              394              240               31
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.386          $11.393          $10.670           $9.247
  Accumulation Unit Value at end of
   period                                  $12.293          $11.386          $11.393          $10.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  480              409              252               37
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.513          $11.532          $10.899               --
  Accumulation Unit Value at end of
   period                                  $12.418          $11.513          $11.532               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   69               66               79               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.327          $11.352          $10.734               --
  Accumulation Unit Value at end of
   period                                  $12.212          $11.327          $11.352               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               44               45               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.327          $11.352          $10.648           $9.241
  Accumulation Unit Value at end of
   period                                  $12.212          $11.327          $11.352          $10.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               44               45               38
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.446          $11.488          $10.877               --
  Accumulation Unit Value at end of
   period                                  $12.322          $11.446          $11.488               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               63               31               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.869           $7.656           $7.129           $5.891
  Accumulation Unit Value at end of
   period                                   $8.327           $7.869           $7.656           $7.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  301              381              482              558

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.875               --               --
  Accumulation Unit Value at end of
   period                                   $9.255               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  106               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.206           $9.756               --
  Accumulation Unit Value at end of
   period                                   $9.255           $9.206               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  106                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.875               --               --
  Accumulation Unit Value at end of
   period                                   $9.249               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.875               --               --
  Accumulation Unit Value at end of
   period                                   $9.247               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.875               --               --
  Accumulation Unit Value at end of
   period                                   $9.241               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.265          $11.077          $13.029
  Accumulation Unit Value at end of
   period                                   $5.891           $8.265          $11.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  534              618              403

HARTFORD LIFE INSURANCE COMPANY                                           43

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.796           $7.596           $7.084           $5.863
  Accumulation Unit Value at end of
   period                                   $8.237           $7.796           $7.596           $7.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               27               30               43
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.129           $5.975           $5.575           $4.616
  Accumulation Unit Value at end of
   period                                   $6.473           $6.129           $5.975           $5.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  180              189              169               59
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.719           $7.537           $7.042           $5.840
  Accumulation Unit Value at end of
   period                                   $8.140           $7.719           $7.537           $7.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  444              481              591              581
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.719           $7.537           $7.042           $5.840
  Accumulation Unit Value at end of
   period                                   $8.140           $7.719           $7.537           $7.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  444              481              591              581
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.680           $7.510           $7.184               --
  Accumulation Unit Value at end of
   period                                   $8.086           $7.680           $7.510               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               66               60               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.680           $7.510           $7.027           $5.836
  Accumulation Unit Value at end of
   period                                   $8.086           $7.680           $7.510           $7.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               66               60               21
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.667           $7.501           $7.022           $5.835
  Accumulation Unit Value at end of
   period                                   $8.068           $7.667           $7.501           $7.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  146              156              101               19
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.020           $5.895           $5.647               --
  Accumulation Unit Value at end of
   period                                   $6.328           $6.020           $5.895               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               71               72               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.628           $7.473           $7.163               --
  Accumulation Unit Value at end of
   period                                   $8.015           $7.628           $7.473               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               16               16               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.628           $7.473           $7.007           $5.831
  Accumulation Unit Value at end of
   period                                   $8.015           $7.628           $7.473           $7.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               16               16               20
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.157           $6.041           $5.798               --
  Accumulation Unit Value at end of
   period                                   $6.459           $6.157           $6.041               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               29               20               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.237          $11.056          $13.021
  Accumulation Unit Value at end of
   period                                   $5.863           $8.237          $11.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               53               26
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.489           $8.862               --
  Accumulation Unit Value at end of
   period                                   $4.616           $6.489               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               70               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.713               --               --
  Accumulation Unit Value at end of
   period                                   $5.840               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   82               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.222          $11.244               --
  Accumulation Unit Value at end of
   period                                   $5.840           $8.222               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   82               20               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.713               --               --
  Accumulation Unit Value at end of
   period                                   $5.836               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.713               --               --
  Accumulation Unit Value at end of
   period                                   $5.835               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.713               --               --
  Accumulation Unit Value at end of
   period                                   $5.831               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

44                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.726           $8.266           $7.547           $6.281
  Accumulation Unit Value at end of
   period                                   $9.698           $8.726           $8.266           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  991              854              678              411
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.644           $8.201           $7.499           $6.250
  Accumulation Unit Value at end of
   period                                   $9.593           $8.644           $8.201           $7.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               48               51               56
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.567           $8.132           $7.439           $6.204
  Accumulation Unit Value at end of
   period                                   $9.502           $8.567           $8.132           $7.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,850            3,202            1,631               36
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.559           $8.137           $7.455           $6.226
  Accumulation Unit Value at end of
   period                                   $9.480           $8.559           $8.137           $7.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,154              986              897              719
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.559           $8.137           $7.455           $6.226
  Accumulation Unit Value at end of
   period                                   $9.480           $8.559           $8.137           $7.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,154              986              897              719
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.516           $8.108           $7.521               --
  Accumulation Unit Value at end of
   period                                   $9.417           $8.516           $8.108               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,172            1,140              754               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.516           $8.108           $7.439           $6.223
  Accumulation Unit Value at end of
   period                                   $9.417           $8.516           $8.108           $7.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,172            1,140              754               27
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.501           $8.098           $7.434           $6.221
  Accumulation Unit Value at end of
   period                                   $9.397           $8.501           $8.098           $7.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,480              957              336               23
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.414           $8.023           $7.453               --
  Accumulation Unit Value at end of
   period                                   $9.291           $8.414           $8.023               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   86               86               85               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.458           $8.069           $7.499               --
  Accumulation Unit Value at end of
   period                                   $9.335           $8.458           $8.069               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               47               41               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.458           $8.069           $7.418           $6.217
  Accumulation Unit Value at end of
   period                                   $9.335           $8.458           $8.069           $7.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               47               41               32

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.079           $9.773           $9.418
  Accumulation Unit Value at end of
   period                                   $6.281           $8.079           $9.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  402              430              261
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.052           $9.755           $9.412
  Accumulation Unit Value at end of
   period                                   $6.250           $8.052           $9.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   57               55               19
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.996           $9.595               --
  Accumulation Unit Value at end of
   period                                   $6.204           $7.996               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               42               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.974               --               --
  Accumulation Unit Value at end of
   period                                   $6.226               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  117               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.037           $9.657               --
  Accumulation Unit Value at end of
   period                                   $6.226           $8.037               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  117               24               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.974               --               --
  Accumulation Unit Value at end of
   period                                   $6.223               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.974               --               --
  Accumulation Unit Value at end of
   period                                   $6.221               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.974               --               --
  Accumulation Unit Value at end of
   period                                   $6.217               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --

HARTFORD LIFE INSURANCE COMPANY                                           45

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.545           $8.165           $7.599               --
  Accumulation Unit Value at end of
   period                                   $9.417           $8.545           $8.165               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  191              115               32               --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.946           $5.863           $5.203           $3.860
  Accumulation Unit Value at end of
   period                                   $5.998           $5.946           $5.863           $5.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  506              570              574              485
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.899           $5.825           $5.177           $3.846
  Accumulation Unit Value at end of
   period                                   $5.941           $5.899           $5.825           $5.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               50               50               63
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.362           $6.286           $5.589           $4.155
  Accumulation Unit Value at end of
   period                                   $6.405           $6.362           $6.286           $5.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  513              535              427               81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.841           $5.779           $5.147           $3.832
  Accumulation Unit Value at end of
   period                                   $5.871           $5.841           $5.779           $5.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,114            1,162            1,232            1,080
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.841           $5.779           $5.147           $3.832
  Accumulation Unit Value at end of
   period                                   $5.871           $5.841           $5.779           $5.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,114            1,162            1,232            1,080
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.811           $5.758           $5.384               --
  Accumulation Unit Value at end of
   period                                   $5.832           $5.811           $5.758               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  433              482              439               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.811           $5.758           $5.136           $3.829
  Accumulation Unit Value at end of
   period                                   $5.832           $5.811           $5.758           $5.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  433              482              439               77
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.801           $5.751           $5.132           $3.828
  Accumulation Unit Value at end of
   period                                   $5.819           $5.801           $5.751           $5.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  414              339              207               40
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.249           $6.201           $5.806               --
  Accumulation Unit Value at end of
   period                                   $6.262           $6.249           $6.201               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               38               51               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.909           $8.520               --
  Accumulation Unit Value at end of
   period                                   $3.860           $6.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  381              200               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.895           $8.515               --
  Accumulation Unit Value at end of
   period                                   $3.846           $6.895               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               44               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.452           $9.959               --
  Accumulation Unit Value at end of
   period                                   $4.155           $7.452               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   70               56               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.632               --               --
  Accumulation Unit Value at end of
   period                                   $3.832               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  142               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.882           $9.210               --
  Accumulation Unit Value at end of
   period                                   $3.832           $6.882               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  142               48               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.631               --               --
  Accumulation Unit Value at end of
   period                                   $3.829               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $3.631               --               --
  Accumulation Unit Value at end of
   period                                   $3.828               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

46                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.771           $5.731           $5.368               --
  Accumulation Unit Value at end of
   period                                   $5.781           $5.771           $5.731               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               42               45               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.771           $5.731           $5.121           $3.826
  Accumulation Unit Value at end of
   period                                   $5.781           $5.771           $5.731           $5.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               42               45               43
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.213           $6.178           $5.795               --
  Accumulation Unit Value at end of
   period                                   $6.213           $6.213           $6.178               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  151              119               24               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.372          $11.951          $11.406           $8.672
  Accumulation Unit Value at end of
   period                                  $13.778          $12.372          $11.951          $11.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  472              392              314              238
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.256          $11.857          $11.334           $8.630
  Accumulation Unit Value at end of
   period                                  $13.629          $12.256          $11.857          $11.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               20               25               24
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.124           $7.863           $7.520           $5.728
  Accumulation Unit Value at end of
   period                                   $9.029           $8.124           $7.863           $7.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,253            1,794              837               28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.136          $11.764          $11.267           $8.596
  Accumulation Unit Value at end of
   period                                  $13.468          $12.136          $11.764          $11.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  719              625              536              423
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.136          $11.764          $11.267           $8.596
  Accumulation Unit Value at end of
   period                                  $13.468          $12.136          $11.764          $11.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  719              625              536              423
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.074          $11.722          $11.875               --
  Accumulation Unit Value at end of
   period                                  $13.379          $12.074          $11.722               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  518              578              310               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.074          $11.722          $11.244           $8.591
  Accumulation Unit Value at end of
   period                                  $13.379          $12.074          $11.722          $11.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  518              578              310                8

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.631               --               --
  Accumulation Unit Value at end of
   period                                   $3.826               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.895          $13.804          $17.516
  Accumulation Unit Value at end of
   period                                   $8.672          $12.895          $13.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  188              128               91
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.852          $13.778          $17.505
  Accumulation Unit Value at end of
   period                                   $8.630          $12.852          $13.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               28               21
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.535           $9.824               --
  Accumulation Unit Value at end of
   period                                   $5.728           $8.535               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29                5               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.351               --               --
  Accumulation Unit Value at end of
   period                                   $8.596               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   82               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.828          $14.786               --
  Accumulation Unit Value at end of
   period                                   $8.596          $12.828               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   82                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.351               --               --
  Accumulation Unit Value at end of
   period                                   $8.591               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --

HARTFORD LIFE INSURANCE COMPANY                                           47

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.054          $11.708          $11.236           $8.589
  Accumulation Unit Value at end of
   period                                  $13.349          $12.054          $11.708          $11.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  764              501              165                6
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.979           $7.757           $7.870               --
  Accumulation Unit Value at end of
   period                                   $8.828           $7.979           $7.757               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               57               55               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.992          $11.665          $11.840               --
  Accumulation Unit Value at end of
   period                                  $13.261          $11.992          $11.665               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               36               35               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.992          $11.665          $11.212           $8.584
  Accumulation Unit Value at end of
   period                                  $13.261          $11.992          $11.665          $11.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               36               35               26
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.933           $7.728           $7.854               --
  Accumulation Unit Value at end of
   period                                   $8.759           $7.933           $7.728               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  146               80               37               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.016           $9.978               --               --
  Accumulation Unit Value at end of
   period                                  $10.251          $10.016               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   76               31               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.004           $9.976               --               --
  Accumulation Unit Value at end of
   period                                  $10.223          $10.004               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.000           $9.975               --               --
  Accumulation Unit Value at end of
   period                                  $10.214          $10.000               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  226               91               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.988           $9.973               --               --
  Accumulation Unit Value at end of
   period                                  $10.186           $9.988               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98               21               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.988           $9.973               --               --
  Accumulation Unit Value at end of
   period                                  $10.186           $9.988               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98               21               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.351               --               --
  Accumulation Unit Value at end of
   period                                   $8.589               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.351               --               --
  Accumulation Unit Value at end of
   period                                   $8.584               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

48                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.975           $9.971               --               --
  Accumulation Unit Value at end of
   period                                  $10.158           $9.975               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               10               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.975           $9.971               --               --
  Accumulation Unit Value at end of
   period                                  $10.158           $9.975               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               10               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.971           $9.970               --               --
  Accumulation Unit Value at end of
   period                                  $10.149           $9.971               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  190               13               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.963           $9.969               --               --
  Accumulation Unit Value at end of
   period                                  $10.131           $9.963               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.959           $9.968               --               --
  Accumulation Unit Value at end of
   period                                  $10.121           $9.959               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.959           $9.968               --               --
  Accumulation Unit Value at end of
   period                                  $10.121           $9.959               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.947           $9.966               --               --
  Accumulation Unit Value at end of
   period                                  $10.094           $9.947               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20                8               --               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.961          $10.019               --               --
  Accumulation Unit Value at end of
   period                                  $14.773          $11.961               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13                1               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.949          $10.019               --               --
  Accumulation Unit Value at end of
   period                                  $14.736          $11.949               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.945          $10.018               --               --
  Accumulation Unit Value at end of
   period                                  $14.724          $11.945               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129                5               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           49

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.933          $10.018               --               --
  Accumulation Unit Value at end of
   period                                  $14.687          $11.933               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64               10               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.933          $10.018               --               --
  Accumulation Unit Value at end of
   period                                  $14.687          $11.933               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64               10               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.921          $10.018               --               --
  Accumulation Unit Value at end of
   period                                  $14.650          $11.921               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13                2               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.921          $10.018               --               --
  Accumulation Unit Value at end of
   period                                  $14.650          $11.921               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13                2               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.917          $10.018               --               --
  Accumulation Unit Value at end of
   period                                  $14.638          $11.917               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               32               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.909          $10.018               --               --
  Accumulation Unit Value at end of
   period                                  $14.613          $11.909               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.905          $10.018               --               --
  Accumulation Unit Value at end of
   period                                  $14.601          $11.905               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.905          $10.018               --               --
  Accumulation Unit Value at end of
   period                                  $14.601          $11.905               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.893          $10.018               --               --
  Accumulation Unit Value at end of
   period                                  $14.564          $11.893               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                2               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.590           $9.468               --               --
  Accumulation Unit Value at end of
   period                                  $11.508          $10.590               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                8               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

50                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.577           $9.465               --               --
  Accumulation Unit Value at end of
   period                                  $11.477          $10.577               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.573           $9.464               --               --
  Accumulation Unit Value at end of
   period                                  $11.466          $10.573               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               18               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.559           $9.462               --               --
  Accumulation Unit Value at end of
   period                                  $11.435          $10.559               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                2               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.559           $9.462               --               --
  Accumulation Unit Value at end of
   period                                  $11.435          $10.559               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                2               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.546           $9.459               --               --
  Accumulation Unit Value at end of
   period                                  $11.403          $10.546               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                9               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.546           $9.459               --               --
  Accumulation Unit Value at end of
   period                                  $11.403          $10.546               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                9               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.542           $9.459               --               --
  Accumulation Unit Value at end of
   period                                  $11.393          $10.542               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               10               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.533           $9.457               --               --
  Accumulation Unit Value at end of
   period                                  $11.372          $10.533               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.528           $9.456               --               --
  Accumulation Unit Value at end of
   period                                  $11.361          $10.528               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.528           $9.456               --               --
  Accumulation Unit Value at end of
   period                                  $11.361          $10.528               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.515           $9.454               --               --
  Accumulation Unit Value at end of
   period                                  $11.330          $10.515               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                2               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           51

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.886          $12.741          $11.636          $10.169
  Accumulation Unit Value at end of
   period                                  $14.183          $12.886          $12.741          $11.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,222            2,017            1,873            1,442
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.766          $12.641          $11.562          $10.120
  Accumulation Unit Value at end of
   period                                  $14.029          $12.766          $12.641          $11.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   90              103              113              107
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.111          $11.999          $10.980           $9.615
  Accumulation Unit Value at end of
   period                                  $13.303          $12.111          $11.999          $10.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,399            5,461            2,465              105
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.641          $12.543          $11.495          $10.081
  Accumulation Unit Value at end of
   period                                  $13.864          $12.641          $12.543          $11.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,716            2,572            2,581            2,125
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.641          $12.543          $11.495          $10.081
  Accumulation Unit Value at end of
   period                                  $13.864          $12.641          $12.543          $11.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,716            2,572            2,581            2,125
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.576          $12.497          $11.620               --
  Accumulation Unit Value at end of
   period                                  $13.773          $12.576          $12.497               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,991            2,026            1,297               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.576          $12.497          $11.470          $10.075
  Accumulation Unit Value at end of
   period                                  $13.773          $12.576          $12.497          $11.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,991            2,026            1,297              109
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.555          $12.482          $11.462          $10.073
  Accumulation Unit Value at end of
   period                                  $13.742          $12.555          $12.482          $11.462
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,962            2,115              791               99
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.895          $11.838          $11.022               --
  Accumulation Unit Value at end of
   period                                  $13.007          $11.895          $11.838               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  122              126              136               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.491          $12.437          $11.585               --
  Accumulation Unit Value at end of
   period                                  $13.652          $12.491          $12.437               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  135              165              170               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.491          $12.437          $11.438          $10.066
  Accumulation Unit Value at end of
   period                                  $13.652          $12.491          $12.437          $11.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  135              165              170              129

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.902          $11.056           $9.159
  Accumulation Unit Value at end of
   period                                  $10.169          $10.902          $11.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,157              588              240
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.865          $11.035           $9.153
  Accumulation Unit Value at end of
   period                                  $10.120          $10.865          $11.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99               59               11
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.329          $10.438               --
  Accumulation Unit Value at end of
   period                                   $9.615          $10.329               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  123               52               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.624               --               --
  Accumulation Unit Value at end of
   period                                  $10.081               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  400               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.845          $10.975               --
  Accumulation Unit Value at end of
   period                                  $10.081          $10.845               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  400              105               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.623               --               --
  Accumulation Unit Value at end of
   period                                  $10.075               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.623               --               --
  Accumulation Unit Value at end of
   period                                  $10.073               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.623               --               --
  Accumulation Unit Value at end of
   period                                  $10.066               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               --               --

52                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.606          $12.571          $11.725               --
  Accumulation Unit Value at end of
   period                                  $13.757          $12.606          $12.571               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  430              296               97               --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.522          $13.842          $12.218           $9.988
  Accumulation Unit Value at end of
   period                                  $17.262          $14.522          $13.842          $12.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  137              107               79                6
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.464          $13.807          $12.205           $9.988
  Accumulation Unit Value at end of
   period                                  $17.167          $14.464          $13.807          $12.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                1               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.445          $13.796          $12.201           $9.988
  Accumulation Unit Value at end of
   period                                  $17.136          $14.445          $13.796          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  486              298              122               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.387          $13.761          $12.189           $9.988
  Accumulation Unit Value at end of
   period                                  $17.042          $14.387          $13.761          $12.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  285              204              209               81
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.387          $13.761          $12.189           $9.988
  Accumulation Unit Value at end of
   period                                  $17.042          $14.387          $13.761          $12.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  285              204              209               81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.330          $13.727          $12.302               --
  Accumulation Unit Value at end of
   period                                  $16.948          $14.330          $13.727               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  225              131               84               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.330          $13.727          $12.177           $9.988
  Accumulation Unit Value at end of
   period                                  $16.948          $14.330          $13.727          $12.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  225              131               84               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.311          $13.716          $12.173           $9.988
  Accumulation Unit Value at end of
   period                                  $16.917          $14.311          $13.716          $12.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  282              109               42               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.273          $13.693          $12.288               --
  Accumulation Unit Value at end of
   period                                  $16.855          $14.273          $13.693               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               25               15               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           53

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.254          $13.681          $12.284               --
  Accumulation Unit Value at end of
   period                                  $16.824          $14.254          $13.681               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               20               29               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.254          $13.681          $12.161           $9.988
  Accumulation Unit Value at end of
   period                                  $16.824          $14.254          $13.681          $12.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               20               29               21
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.206          $13.656          $12.278               --
  Accumulation Unit Value at end of
   period                                  $16.743          $14.206          $13.656               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   94               70               23               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.453          $14.424          $12.407          $10.026
  Accumulation Unit Value at end of
   period                                  $19.915          $16.453          $14.424          $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  373              358              243               89
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.387          $14.388          $12.394          $10.026
  Accumulation Unit Value at end of
   period                                  $19.806          $16.387          $14.388          $12.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                8               10                6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.366          $14.376          $12.390          $10.026
  Accumulation Unit Value at end of
   period                                  $19.770          $16.366          $14.376          $12.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,370              848              393               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.300          $14.340          $12.377          $10.026
  Accumulation Unit Value at end of
   period                                  $19.661          $16.300          $14.340          $12.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  420              310              220              131
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.300          $14.340          $12.377          $10.026
  Accumulation Unit Value at end of
   period                                  $19.661          $16.300          $14.340          $12.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  420              310              220              131
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.235          $14.304          $12.521               --
  Accumulation Unit Value at end of
   period                                  $19.553          $16.235          $14.304               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  489              372              195               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.235          $14.304          $12.365          $10.026
  Accumulation Unit Value at end of
   period                                  $19.553          $16.235          $14.304          $12.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  489              372              195                1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.213          $14.292          $12.361          $10.026
  Accumulation Unit Value at end of
   period                                  $19.517          $16.213          $14.292          $12.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  716              402              131                1

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

54                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.170          $14.268          $12.507               --
  Accumulation Unit Value at end of
   period                                  $19.446          $16.170          $14.268               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               46               43               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.149          $14.256          $12.502               --
  Accumulation Unit Value at end of
   period                                  $19.410          $16.149          $14.256               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               18               16               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.149          $14.256          $12.348          $10.026
  Accumulation Unit Value at end of
   period                                  $19.410          $16.149          $14.256          $12.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               18               16                7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.095          $14.230          $12.496               --
  Accumulation Unit Value at end of
   period                                  $19.317          $16.095          $14.230               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114               72               26               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.763          $13.576          $12.254           $9.954
  Accumulation Unit Value at end of
   period                                  $17.191          $14.763          $13.576          $12.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,076            1,985            1,717            1,173
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.625          $13.470          $12.176           $9.906
  Accumulation Unit Value at end of
   period                                  $17.005          $14.625          $13.470          $12.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               88               99              103
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.062          $12.957          $11.719           $9.539
  Accumulation Unit Value at end of
   period                                  $16.342          $14.062          $12.957          $11.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,624            8,636            4,210              106
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.482          $13.364          $12.105           $9.868
  Accumulation Unit Value at end of
   period                                  $16.805          $14.482          $13.364          $12.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,752            2,577            2,399            1,969
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.482          $13.364          $12.105           $9.868
  Accumulation Unit Value at end of
   period                                  $16.805          $14.482          $13.364          $12.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,752            2,577            2,399            1,969
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.408          $13.316          $12.204               --
  Accumulation Unit Value at end of
   period                                  $16.694          $14.408          $13.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,125            2,145            1,327               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.408          $13.316          $12.079           $9.862
  Accumulation Unit Value at end of
   period                                  $16.694          $14.408          $13.316          $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,125            2,145            1,327               83

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.476          $10.899           $9.276
  Accumulation Unit Value at end of
   period                                   $9.954          $11.476          $10.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  825              409              125
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.437          $10.878           $9.270
  Accumulation Unit Value at end of
   period                                   $9.906          $11.437          $10.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   95               46               21
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.018          $11.008               --
  Accumulation Unit Value at end of
   period                                   $9.539          $11.018               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  103               25               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.750               --               --
  Accumulation Unit Value at end of
   period                                   $9.868               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  370               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.416          $11.421               --
  Accumulation Unit Value at end of
   period                                   $9.868          $11.416               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  370               47               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.749               --               --
  Accumulation Unit Value at end of
   period                                   $9.862               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               --               --

HARTFORD LIFE INSURANCE COMPANY                                           55

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.384          $13.300          $12.071           $9.860
  Accumulation Unit Value at end of
   period                                  $16.657          $14.384          $13.300          $12.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,335            2,316              859               75
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.811          $12.783          $11.732               --
  Accumulation Unit Value at end of
   period                                  $15.978          $13.811          $12.783               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105              117              131               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.310          $13.252          $12.167               --
  Accumulation Unit Value at end of
   period                                  $16.547          $14.310          $13.252               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  163              163              169               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.310          $13.252          $12.045           $9.853
  Accumulation Unit Value at end of
   period                                  $16.547          $14.310          $13.252          $12.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  163              163              169              101
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.272          $13.236          $12.170               --
  Accumulation Unit Value at end of
   period                                  $16.478          $14.272          $13.236               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  580              422              149               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.992          $12.725          $10.363           $6.853
  Accumulation Unit Value at end of
   period                                  $20.203          $15.992          $12.725          $10.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  198              153              104               59
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.842          $12.625          $10.297           $6.819
  Accumulation Unit Value at end of
   period                                  $19.984          $15.842          $12.625          $10.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                6                9               11
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $19.114          $15.240          $12.436           $8.240
  Accumulation Unit Value at end of
   period                                  $24.099          $19.114          $15.240          $12.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  568              399              115               22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.687          $12.527          $10.237           $6.793
  Accumulation Unit Value at end of
   period                                  $19.749          $15.687          $12.527          $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  240              232              179              106
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.687          $12.527          $10.237           $6.793
  Accumulation Unit Value at end of
   period                                  $19.749          $15.687          $12.527          $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  240              232              179              106
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.607          $12.481          $10.512               --
  Accumulation Unit Value at end of
   period                                  $19.618          $15.607          $12.481               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  165              157               90               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.749               --               --
  Accumulation Unit Value at end of
   period                                   $9.860               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.749               --               --
  Accumulation Unit Value at end of
   period                                   $9.853               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.964           $7.703          $10.600
  Accumulation Unit Value at end of
   period                                   $6.853           $6.964           $7.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               22               23
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.941           $7.688          $10.594
  Accumulation Unit Value at end of
   period                                   $6.819           $6.941           $7.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1                1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.391          $10.081               --
  Accumulation Unit Value at end of
   period                                   $8.240           $8.391               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.601               --               --
  Accumulation Unit Value at end of
   period                                   $6.793               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.928           $8.335               --
  Accumulation Unit Value at end of
   period                                   $6.793           $6.928               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

56                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.607          $12.481          $10.216           $6.789
  Accumulation Unit Value at end of
   period                                  $19.618          $15.607          $12.481          $10.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  165              157               90                3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.580          $12.466          $10.208           $6.788
  Accumulation Unit Value at end of
   period                                  $19.575          $15.580          $12.466          $10.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  430              230               93                1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.773          $15.036          $12.681               --
  Accumulation Unit Value at end of
   period                                  $23.563          $18.773          $15.036               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               25               24               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.501          $12.421          $10.480               --
  Accumulation Unit Value at end of
   period                                  $19.446          $15.501          $12.421               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                6                5               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.501          $12.421          $10.187           $6.783
  Accumulation Unit Value at end of
   period                                  $19.446          $15.501          $12.421          $10.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                6                5                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.546          $13.279          $11.219               --
  Accumulation Unit Value at end of
   period                                  $20.726          $16.546          $13.279               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               39                8               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.432          $10.549           $9.048           $6.957
  Accumulation Unit Value at end of
   period                                  $13.656          $11.432          $10.549           $9.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,167            1,012              803              306
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.325          $10.466           $8.991           $6.924
  Accumulation Unit Value at end of
   period                                  $13.508          $11.325          $10.466           $8.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               71               74               65
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.870          $10.051           $8.638           $6.655
  Accumulation Unit Value at end of
   period                                  $12.959          $10.870          $10.051           $8.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,966            4,328            2,456               20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.214          $10.385           $8.938           $6.897
  Accumulation Unit Value at end of
   period                                  $13.349          $11.214          $10.385           $8.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,178            1,023              944              670

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.601               --               --
  Accumulation Unit Value at end of
   period                                   $6.789               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.601               --               --
  Accumulation Unit Value at end of
   period                                   $6.788               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.601               --               --
  Accumulation Unit Value at end of
   period                                   $6.783               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.685          $10.512          $10.669
  Accumulation Unit Value at end of
   period                                   $6.957           $8.685          $10.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  528              384              172
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.656          $10.492          $10.662
  Accumulation Unit Value at end of
   period                                   $6.924           $8.656          $10.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               30               15
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.325          $10.048               --
  Accumulation Unit Value at end of
   period                                   $6.655           $8.325               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24                8               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.182               --               --
  Accumulation Unit Value at end of
   period                                   $6.897               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   76               --               --

HARTFORD LIFE INSURANCE COMPANY                                           57

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.214          $10.385           $8.938           $6.897
  Accumulation Unit Value at end of
   period                                  $13.349          $11.214          $10.385           $8.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,178            1,023              944              670
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.157          $10.347           $9.107               --
  Accumulation Unit Value at end of
   period                                  $13.261          $11.157          $10.347               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,596            1,616            1,192               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.157          $10.347           $8.919           $6.893
  Accumulation Unit Value at end of
   period                                  $13.261          $11.157          $10.347           $8.919
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,596            1,616            1,192               29
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.138          $10.335           $8.913           $6.891
  Accumulation Unit Value at end of
   period                                  $13.232          $11.138          $10.335           $8.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,126            1,513              617               33
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.676           $9.916           $8.740               --
  Accumulation Unit Value at end of
   period                                  $12.670          $10.676           $9.916               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   89               93               88               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.081          $10.297           $9.080               --
  Accumulation Unit Value at end of
   period                                  $13.145          $11.081          $10.297               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               89               69               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.081          $10.297           $8.894           $6.887
  Accumulation Unit Value at end of
   period                                  $13.145          $11.081          $10.297           $8.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               89               69               38
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.614           $9.878           $8.722               --
  Accumulation Unit Value at end of
   period                                  $12.572          $10.614           $9.878               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  256              170               44               --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.391          $13.147          $11.550           $8.899
  Accumulation Unit Value at end of
   period                                  $15.953          $13.391          $13.147          $11.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               56               81               85
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.266          $13.044          $11.477           $8.855
  Accumulation Unit Value at end of
   period                                  $15.780          $13.266          $13.044          $11.477
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                5                5

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.640          $10.443               --
  Accumulation Unit Value at end of
   period                                   $6.897           $8.640               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   76                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.182               --               --
  Accumulation Unit Value at end of
   period                                   $6.893               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.182               --               --
  Accumulation Unit Value at end of
   period                                   $6.891               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.182               --               --
  Accumulation Unit Value at end of
   period                                   $6.887               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.462          $10.682          $10.949
  Accumulation Unit Value at end of
   period                                   $8.899           $9.462          $10.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               64               65
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.430          $10.662          $10.942
  Accumulation Unit Value at end of
   period                                   $8.855           $9.430          $10.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                2

58                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.552          $12.348          $10.870           $8.391
  Accumulation Unit Value at end of
   period                                  $14.924          $12.552          $12.348          $10.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                4                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.136          $12.942          $11.410           $8.821
  Accumulation Unit Value at end of
   period                                  $15.595          $13.136          $12.942          $11.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                4                4                4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.136          $12.942          $11.410           $8.821
  Accumulation Unit Value at end of
   period                                  $15.595          $13.136          $12.942          $11.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                4                4                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.069          $12.895          $11.579               --
  Accumulation Unit Value at end of
   period                                  $15.492          $13.069          $12.895               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.069          $12.895          $11.386           $8.816
  Accumulation Unit Value at end of
   period                                  $15.492          $13.069          $12.895          $11.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.047          $12.879          $11.377           $8.814
  Accumulation Unit Value at end of
   period                                  $15.458          $13.047          $12.879          $11.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.332          $12.186          $10.958               --
  Accumulation Unit Value at end of
   period                                  $14.596          $12.332          $12.186               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.980          $12.833          $11.544               --
  Accumulation Unit Value at end of
   period                                  $15.355          $12.980          $12.833               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.980          $12.833          $11.353           $8.808
  Accumulation Unit Value at end of
   period                                  $15.355          $12.980          $12.833          $11.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.257          $12.136          $10.932               --
  Accumulation Unit Value at end of
   period                                  $14.478          $12.257          $12.136               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.087          $12.221          $10.708           $8.239
  Accumulation Unit Value at end of
   period                                  $15.680          $13.087          $12.221          $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,620            1,275              915              394

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.940          $10.130               --
  Accumulation Unit Value at end of
   period                                   $8.391           $8.940               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.549               --               --
  Accumulation Unit Value at end of
   period                                   $8.821               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.413          $10.680               --
  Accumulation Unit Value at end of
   period                                   $8.821           $9.413               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.549               --               --
  Accumulation Unit Value at end of
   period                                   $8.816               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.549               --               --
  Accumulation Unit Value at end of
   period                                   $8.814               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.549               --               --
  Accumulation Unit Value at end of
   period                                   $8.808               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.276          $10.586           $9.578
  Accumulation Unit Value at end of
   period                                   $8.239          $10.276          $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  259              319               65

HARTFORD LIFE INSURANCE COMPANY                                           59

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.965          $12.125          $10.640           $8.199
  Accumulation Unit Value at end of
   period                                  $15.510          $12.965          $12.125          $10.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               54               56               46
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.830          $12.006          $10.541           $8.126
  Accumulation Unit Value at end of
   period                                  $15.342          $12.830          $12.006          $10.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,184            8,474            3,797               42
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.838          $12.031          $10.578           $8.167
  Accumulation Unit Value at end of
   period                                  $15.328          $12.838          $12.031          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,647            1,475            1,135              835
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.838          $12.031          $10.578           $8.167
  Accumulation Unit Value at end of
   period                                  $15.328          $12.838          $12.031          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,647            1,475            1,135              835
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.772          $11.987          $10.763               --
  Accumulation Unit Value at end of
   period                                  $15.227          $12.772          $11.987               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,945            1,941            1,097               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.772          $11.987          $10.556           $8.162
  Accumulation Unit Value at end of
   period                                  $15.227          $12.772          $11.987          $10.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,945            1,941            1,097               24
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.750          $11.973          $10.548           $8.160
  Accumulation Unit Value at end of
   period                                  $15.193          $12.750          $11.973          $10.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,993            2,140              576               26
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.601          $11.845          $10.650               --
  Accumulation Unit Value at end of
   period                                  $15.000          $12.601          $11.845               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   79               89               83               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.685          $11.929          $10.731               --
  Accumulation Unit Value at end of
   period                                  $15.093          $12.685          $11.929               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               52               44               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.685          $11.929          $10.526           $8.155
  Accumulation Unit Value at end of
   period                                  $15.093          $12.685          $11.929          $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               52               44               21
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.248          $11.536          $10.391               --
  Accumulation Unit Value at end of
   period                                  $14.551          $12.248          $11.536               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  965              695              313               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.241          $10.566           $9.572
  Accumulation Unit Value at end of
   period                                   $8.199          $10.241          $10.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               14                1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.155          $10.544               --
  Accumulation Unit Value at end of
   period                                   $8.126          $10.155               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   52               26               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.387               --               --
  Accumulation Unit Value at end of
   period                                   $8.167               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.222          $10.628               --
  Accumulation Unit Value at end of
   period                                   $8.167          $10.222               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98               14               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.387               --               --
  Accumulation Unit Value at end of
   period                                   $8.162               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.387               --               --
  Accumulation Unit Value at end of
   period                                   $8.160               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.387               --               --
  Accumulation Unit Value at end of
   period                                   $8.155               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

60                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.271           $1.066           $0.939
  Accumulation Unit Value at end
   of period                          $1.421           $1.271           $1.066
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               27               33
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.262           $1.060           $0.935
  Accumulation Unit Value at end
   of period                          $1.408           $1.262           $1.060
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.259           $1.058           $0.934
  Accumulation Unit Value at end
   of period                          $1.404           $1.259           $1.058
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.250           $1.052           $0.930
  Accumulation Unit Value at end
   of period                          $1.392           $1.250           $1.052
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         37               37               38
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.250           $1.052           $0.930
  Accumulation Unit Value at end
   of period                          $1.392           $1.250           $1.052
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         37               37               38
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.244           $1.048           $0.945
  Accumulation Unit Value at end
   of period                          $1.383           $1.244           $1.048
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.244           $1.048           $0.928
  Accumulation Unit Value at end
   of period                          $1.383           $1.244           $1.048
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.241           $1.047           $0.927
  Accumulation Unit Value at end
   of period                          $1.380           $1.241           $1.047
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.237           $1.044           $0.942
  Accumulation Unit Value at end
   of period                          $1.374           $1.237           $1.044
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.235           $1.043           $0.942
  Accumulation Unit Value at end
   of period                          $1.371           $1.235           $1.043
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.235           $1.043           $0.925
  Accumulation Unit Value at end
   of period                          $1.371           $1.235           $1.043
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.230           $1.040           $0.940
  Accumulation Unit Value at end
   of period                          $1.363           $1.230           $1.040
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
JENNISON PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.931           $0.830           $0.773
  Accumulation Unit Value at end
   of period                          $0.928           $0.931           $0.830
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         95              107              128

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.741           $0.973           $1.000
  Accumulation Unit Value at end
   of period                          $0.939           $0.741           $0.973
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         41               49               99
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.739           $0.972           $1.000
  Accumulation Unit Value at end
   of period                          $0.935           $0.739           $0.972
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.739           $0.972           $1.000
  Accumulation Unit Value at end
   of period                          $0.934           $0.739           $0.972
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.737           $0.691               --
  Accumulation Unit Value at end
   of period                          $0.930           $0.737               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         65               48               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.737           $0.971           $1.000
  Accumulation Unit Value at end
   of period                          $0.930           $0.737           $0.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         65               48               31
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.736           $0.691               --
  Accumulation Unit Value at end
   of period                          $0.928           $0.736               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.736           $0.691               --
  Accumulation Unit Value at end
   of period                          $0.927           $0.736               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.735           $0.691               --
  Accumulation Unit Value at end
   of period                          $0.925           $0.735               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
JENNISON PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.606           $0.895           $1.000
  Accumulation Unit Value at end
   of period                          $0.773           $0.606           $0.895
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        176              215              513

HARTFORD LIFE INSURANCE COMPANY                                           61

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.924           $0.825           $0.769
  Accumulation Unit Value at end
   of period                          $0.920           $0.924           $0.825
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               19               26
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.922           $0.824           $0.768
  Accumulation Unit Value at end
   of period                          $0.917           $0.922           $0.824
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.915           $0.819           $0.765
  Accumulation Unit Value at end
   of period                          $0.910           $0.915           $0.819
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        156              157              156
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.915           $0.819           $0.765
  Accumulation Unit Value at end
   of period                          $0.910           $0.915           $0.819
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        156              157              156
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.911           $0.816           $0.776
  Accumulation Unit Value at end
   of period                          $0.904           $0.911           $0.816
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.911           $0.816           $0.763
  Accumulation Unit Value at end
   of period                          $0.904           $0.911           $0.816
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.909           $0.815           $0.763
  Accumulation Unit Value at end
   of period                          $0.901           $0.909           $0.815
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.906           $0.813           $0.774
  Accumulation Unit Value at end
   of period                          $0.898           $0.906           $0.813
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.905           $0.812           $0.774
  Accumulation Unit Value at end
   of period                          $0.896           $0.905           $0.812
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               24               25
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.905           $0.812           $0.761
  Accumulation Unit Value at end
   of period                          $0.896           $0.905           $0.812
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               24               25
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.900           $0.810           $0.772
  Accumulation Unit Value at end
   of period                          $0.890           $0.900           $0.810
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
PRUDENTIAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.174           $1.027           $0.902
  Accumulation Unit Value at end
   of period                          $1.380           $1.174           $1.027
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         63               87               94
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.166           $1.022           $0.898
  Accumulation Unit Value at end
   of period                          $1.368           $1.166           $1.022
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                4

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.604           $0.894           $1.000
  Accumulation Unit Value at end
   of period                          $0.769           $0.604           $0.894
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26               21               20
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.604           $0.894           $1.000
  Accumulation Unit Value at end
   of period                          $0.768           $0.604           $0.894
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.602           $0.589               --
  Accumulation Unit Value at end
   of period                          $0.765           $0.602               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        204              155               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.602           $0.893           $1.000
  Accumulation Unit Value at end
   of period                          $0.765           $0.602           $0.893
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        204              155              129
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.602           $0.589               --
  Accumulation Unit Value at end
   of period                          $0.763           $0.602               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.602           $0.589               --
  Accumulation Unit Value at end
   of period                          $0.763           $0.602               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.601           $0.589               --
  Accumulation Unit Value at end
   of period                          $0.761           $0.601               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
PRUDENTIAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.718           $0.940           $1.000
  Accumulation Unit Value at end
   of period                          $0.902           $0.718           $0.940
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         98               86              180
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.716           $0.939           $1.000
  Accumulation Unit Value at end
   of period                          $0.898           $0.716           $0.939
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                4

62                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.164           $1.020           $0.897
  Accumulation Unit Value at end
   of period                          $1.364           $1.164           $1.020
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.155           $1.014           $0.893
  Accumulation Unit Value at end
   of period                          $1.353           $1.155           $1.014
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         54               74               75
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.155           $1.014           $0.893
  Accumulation Unit Value at end
   of period                          $1.353           $1.155           $1.014
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         54               74               75
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.150           $1.011           $0.914
  Accumulation Unit Value at end
   of period                          $1.344           $1.150           $1.011
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11                6                6
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.150           $1.011           $0.891
  Accumulation Unit Value at end
   of period                          $1.344           $1.150           $1.011
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11                6                6
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.148           $1.009           $0.891
  Accumulation Unit Value at end
   of period                          $1.341           $1.148           $1.009
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.144           $1.007           $0.912
  Accumulation Unit Value at end
   of period                          $1.335           $1.144           $1.007
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.142           $1.006           $0.912
  Accumulation Unit Value at end
   of period                          $1.332           $1.142           $1.006
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.142           $1.006           $0.889
  Accumulation Unit Value at end
   of period                          $1.332           $1.142           $1.006
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.137           $1.003           $0.910
  Accumulation Unit Value at end
   of period                          $1.324           $1.137           $1.003
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
SP WILLIAM BLAIR INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.997           $0.876           $0.767
  Accumulation Unit Value at end
   of period                          $1.182           $0.997           $0.876
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.990           $0.871           $0.763
  Accumulation Unit Value at end
   of period                          $1.172           $0.990           $0.871
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.988           $0.869           $0.762
  Accumulation Unit Value at end
   of period                          $1.169           $0.988           $0.869
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.716           $0.939           $1.000
  Accumulation Unit Value at end
   of period                          $0.897           $0.716           $0.939
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.714           $0.680               --
  Accumulation Unit Value at end
   of period                          $0.893           $0.714               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         78               73               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.714           $0.938           $1.000
  Accumulation Unit Value at end
   of period                          $0.893           $0.714           $0.938
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         78               73               24
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.714           $0.680               --
  Accumulation Unit Value at end
   of period                          $0.891           $0.714               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.713           $0.680               --
  Accumulation Unit Value at end
   of period                          $0.891           $0.713               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.713           $0.680               --
  Accumulation Unit Value at end
   of period                          $0.889           $0.713               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
SP WILLIAM BLAIR INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.560           $0.738           $1.000
  Accumulation Unit Value at end
   of period                          $0.767           $0.560           $0.738
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.559           $0.737           $1.000
  Accumulation Unit Value at end
   of period                          $0.763           $0.559           $0.737
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.558           $0.737           $1.000
  Accumulation Unit Value at end
   of period                          $0.762           $0.558           $0.737
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           63

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.981           $0.864           $0.759
  Accumulation Unit Value at end
   of period                          $1.159           $0.981           $0.864
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.981           $0.864           $0.759
  Accumulation Unit Value at end
   of period                          $1.159           $0.981           $0.864
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.976           $0.861           $0.765
  Accumulation Unit Value at end
   of period                          $1.151           $0.976           $0.861
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.976           $0.861           $0.758
  Accumulation Unit Value at end
   of period                          $1.151           $0.976           $0.861
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.974           $0.860           $0.757
  Accumulation Unit Value at end
   of period                          $1.148           $0.974           $0.860
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.971           $0.858           $0.764
  Accumulation Unit Value at end
   of period                          $1.144           $0.971           $0.858
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.969           $0.857           $0.763
  Accumulation Unit Value at end
   of period                          $1.141           $0.969           $0.857
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.969           $0.857           $0.756
  Accumulation Unit Value at end
   of period                          $1.141           $0.969           $0.857
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.965           $0.855           $0.762
  Accumulation Unit Value at end
   of period                          $1.134           $0.965           $0.855
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.557           $0.596               --
  Accumulation Unit Value at end
   of period                          $0.759           $0.557               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.557           $0.736           $1.000
  Accumulation Unit Value at end
   of period                          $0.759           $0.557           $0.736
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.556           $0.596               --
  Accumulation Unit Value at end
   of period                          $0.758           $0.556               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.556           $0.596               --
  Accumulation Unit Value at end
   of period                          $0.757           $0.556               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.556           $0.596               --
  Accumulation Unit Value at end
   of period                          $0.756           $0.556               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

64                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.179          $10.760           $9.494           $7.227
  Accumulation Unit Value at end of
   period                                    $14.616          $12.179          $10.760           $9.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.109          $10.715           $9.468           $7.218
  Accumulation Unit Value at end of
   period                                    $14.511          $12.109          $10.715           $9.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.086          $10.699           $9.459           $7.215
  Accumulation Unit Value at end of
   period                                    $14.476          $12.086          $10.699           $9.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.017          $10.654           $9.433           $7.206
  Accumulation Unit Value at end of
   period                                    $14.372          $12.017          $10.654           $9.433
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                8                8
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.017          $10.654           $9.433           $7.206
  Accumulation Unit Value at end of
   period                                    $14.372          $12.017          $10.654           $9.433
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                8                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.956          $10.616           $9.353               --
  Accumulation Unit Value at end of
   period                                    $14.277          $11.956          $10.616               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.956          $10.616           $9.413           $7.201
  Accumulation Unit Value at end of
   period                                    $14.277          $11.956          $10.616           $9.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.935          $10.603           $9.407           $7.200
  Accumulation Unit Value at end of
   period                                    $14.245          $11.935          $10.603           $9.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.901          $10.583           $9.336               --
  Accumulation Unit Value at end of
   period                                    $14.190          $11.901          $10.583               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.874          $10.565           $9.325               --
  Accumulation Unit Value at end of
   period                                    $14.151          $11.874          $10.565               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.874          $10.565           $9.387           $7.195
  Accumulation Unit Value at end of
   period                                    $14.151          $11.874          $10.565           $9.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.828          $10.539           $9.315               --
  Accumulation Unit Value at end of
   period                                    $14.075          $11.828          $10.539               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.523          $10.588          $10.040           $7.574
  Accumulation Unit Value at end of
   period                                    $12.152          $11.523          $10.588          $10.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                4                4                3

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                  2002
----------------------------------------  ----------
BLACKROCK GLOBAL GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.168
  Accumulation Unit Value at end of
   period                                     $7.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.165
  Accumulation Unit Value at end of
   period                                     $7.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.164
  Accumulation Unit Value at end of
   period                                     $7.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.176
  Accumulation Unit Value at end of
   period                                     $7.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.161
  Accumulation Unit Value at end of
   period                                     $7.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                      --
  Accumulation Unit Value at end of
   period                                         --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.176
  Accumulation Unit Value at end of
   period                                     $7.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.175
  Accumulation Unit Value at end of
   period                                     $7.200
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                      --
  Accumulation Unit Value at end of
   period                                         --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                      --
  Accumulation Unit Value at end of
   period                                         --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.175
  Accumulation Unit Value at end of
   period                                     $7.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                      --
  Accumulation Unit Value at end of
   period                                         --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.375
  Accumulation Unit Value at end of
   period                                     $7.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --

HARTFORD LIFE INSURANCE COMPANY                                           65

-------------------------------------------------------------------------------


                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.458          $10.544          $10.012           $7.565
  Accumulation Unit Value at end of
   period                                    $12.065          $11.458          $10.544          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.436          $10.529          $10.003           $7.562
  Accumulation Unit Value at end of
   period                                    $12.036          $11.436          $10.529          $10.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.370          $10.484           $9.976           $7.553
  Accumulation Unit Value at end of
   period                                    $11.949          $11.370          $10.484           $9.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               39               37               31
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.370          $10.484           $9.976           $7.553
  Accumulation Unit Value at end of
   period                                    $11.949          $11.370          $10.484           $9.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               39               37               31
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.312          $10.446          $10.289               --
  Accumulation Unit Value at end of
   period                                    $11.870          $11.312          $10.446               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.312          $10.446           $9.955           $7.548
  Accumulation Unit Value at end of
   period                                    $11.870          $11.312          $10.446           $9.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.293          $10.434           $9.948           $7.546
  Accumulation Unit Value at end of
   period                                    $11.844          $11.293          $10.434           $9.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.260          $10.414          $10.271               --
  Accumulation Unit Value at end of
   period                                    $11.798          $11.260          $10.414               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.235          $10.396          $10.258               --
  Accumulation Unit Value at end of
   period                                    $11.766          $11.235          $10.396               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.235          $10.396           $9.926           $7.542
  Accumulation Unit Value at end of
   period                                    $11.766          $11.235          $10.396           $9.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.191          $10.371          $10.248               --
  Accumulation Unit Value at end of
   period                                    $11.702          $11.191          $10.371               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                  2002
----------------------------------------  ----------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.372
  Accumulation Unit Value at end of
   period                                     $7.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.371
  Accumulation Unit Value at end of
   period                                     $7.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.361
  Accumulation Unit Value at end of
   period                                     $7.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.367
  Accumulation Unit Value at end of
   period                                     $7.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                      --
  Accumulation Unit Value at end of
   period                                         --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.361
  Accumulation Unit Value at end of
   period                                     $7.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.361
  Accumulation Unit Value at end of
   period                                     $7.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                      --
  Accumulation Unit Value at end of
   period                                         --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                      --
  Accumulation Unit Value at end of
   period                                         --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.360
  Accumulation Unit Value at end of
   period                                     $7.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                      --
  Accumulation Unit Value at end of
   period                                         --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --


(a)  Inception date November 6, 2006.

(b) Inception date May 1, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND THE BOARD OF DIRECTORS OF
HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Seven (the "Account") as of December 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life Insurance Company Separate Account Seven as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                AIM V.I.
                                       AIM V.I.                  CAPITAL
                                   BASIC VALUE FUND         APPRECIATION FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (A)(B)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                           7,131,003                1,638,314
                                     =============            =============
  Cost:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                         $69,671,881              $38,012,137
                                     =============            =============
  Market Value:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                         $95,270,195              $42,958,719
 Due from Hartford Life
  Insurance Company                             --                       --
 Receivable from fund shares
  sold                                      21,325                   39,104
 Other assets                                2,725                       --
                                     -------------            -------------
 Total Assets                           95,294,245               42,997,823
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         21,325                   39,104
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                      199
                                     -------------            -------------
 Total Liabilities                          21,325                   39,303
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $95,272,920              $42,958,520
                                     =============            =============

(a) Effective April 28, 2006, AIM V.I. Aggressive Growth Fund merged with AIM V.I. Capital Appreciation Fund.

(b) Effective November 6, 2006 AIM V.I. Demographic Trends Fund merged with AIM V.I. Capital Appreciation Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM V.I.                  AIM V.I.                                    AIM V. I.
                                         CORE                   GOVERNMENT                AIM V.I.         INTERNATIONAL
                                     EQUITY FUND             SECURITIES FUND          HIGH YIELD FUND       GROWTH FUND
                                   SUB-ACCOUNT (C)             SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                        --                      --                  --
   Class IB                                     --                        --                      --                  --
   Other class                           4,521,762                19,541,003                 263,242           1,530,365
                                    ==============            ==============            ============       =============
  Cost:
   Class IA                                     --                        --                      --                  --
   Class IB                                     --                        --                      --                  --
   Other class                        $113,398,619              $237,640,123              $1,510,132         $33,514,391
                                    ==============            ==============            ============       =============
  Market Value:
   Class IA                                     --                        --                      --                  --
   Class IB                                     --                        --                      --                  --
   Other class                        $123,093,434              $230,583,834              $1,611,043         $45,038,626
 Due from Hartford Life
  Insurance Company                             --                   344,189                      --             122,064
 Receivable from fund shares
  sold                                      46,643                        --                     288                  --
 Other assets                                   --                       446                      --                  --
                                    --------------            --------------            ------------       -------------
 Total Assets                          123,140,077               230,928,469               1,611,331          45,160,690
                                    --------------            --------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         36,650                        --                     288                  --
 Payable for fund shares
  purchased                                     --                   344,189                      --             122,064
 Other liabilities                          10,890                        --                      14               1,389
                                    --------------            --------------            ------------       -------------
 Total Liabilities                          47,540                   344,189                     302             123,453
                                    --------------            --------------            ------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $123,092,537              $230,584,280              $1,611,029         $45,037,237
                                    ==============            ==============            ============       =============

                                  AIM V.I.       AIM V.I.            AIM V.I.                 AMERICAN
                                MID CAP CORE     SMALL CAP           LARGE CAP              FUNDS GLOBAL
                                EQUITY FUND     EQUITY FUND         GROWTH FUND              BOND FUND
                                SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT (D)         SUB-ACCOUNT (E)
-----------------------------  ------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --             --                  --                      --
   Class IB                                --             --                  --                      --
   Other class                      8,610,092      1,309,706           1,634,516                 283,973
                               ==============  =============       =============            ============
  Cost:
   Class IA                                --             --                  --                      --
   Class IB                                --             --                  --                      --
   Other class                   $101,527,657    $17,099,743         $20,197,257              $2,907,409
                               ==============  =============       =============            ============
  Market Value:
   Class IA                                --             --                  --                      --
   Class IB                                --             --                  --                      --
   Other class                   $116,408,447    $19,894,438         $22,409,460              $2,888,001
 Due from Hartford Life
  Insurance Company                    21,717         19,904              16,290                  31,486
 Receivable from fund shares
  sold                                     --             --                  --                      --
 Other assets                              --             --                  --                      --
                               --------------  -------------       -------------            ------------
 Total Assets                     116,430,164     19,914,342          22,425,750               2,919,487
                               --------------  -------------       -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --             --                  --                      --
 Payable for fund shares
  purchased                            21,717         19,904              16,290                  31,486
 Other liabilities                      1,184          1,665                 670                      --
                               --------------  -------------       -------------            ------------
 Total Liabilities                     22,901         21,569              16,960                  31,486
                               --------------  -------------       -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $116,407,263    $19,892,773         $22,408,790              $2,888,001
                               ==============  =============       =============            ============

(c) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(d) Effective June 12, 2006, AIM V.I. Blue Chip Fund merged with AIM V.I. Large Cap Growth Fund.

(e)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       AMERICAN
                                         FUNDS
                                        GLOBAL                   AMERICAN
                                      GROWTH AND               FUNDS ASSET
                                      INCOME FUND            ALLOCATION FUND
                                    SUB-ACCOUNT (E)            SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                        --
   Class IB                                     --                        --
   Other class                           3,954,429                25,946,250
                                     =============            ==============
  Cost:
   Class IA                                     --                        --
   Class IB                                     --                        --
   Other class                         $39,928,016              $379,249,557
                                     =============            ==============
  Market Value:
   Class IA                                     --                        --
   Class IB                                     --                        --
   Other class                         $43,380,087              $473,000,139
 Due from Hartford Life
  Insurance Company                        218,955                    10,091
 Receivable from fund shares
  sold                                          --                        --
 Other assets                                   --                        --
                                     -------------            --------------
 Total Assets                           43,599,042               473,010,230
                                     -------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                        --
 Payable for fund shares
  purchased                                218,955                    10,091
 Other liabilities                               5                       169
                                     -------------            --------------
 Total Liabilities                         218,960                    10,260
                                     -------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $43,380,082              $472,999,970
                                     =============            ==============

(e)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN
                                   FUNDS
                                 BLUE CHIP        AMERICAN        AMERICAN         AMERICAN
                                 INCOME AND        FUNDS        FUNDS GLOBAL        FUNDS
                                GROWTH FUND      BOND FUND      GROWTH FUND      GROWTH FUND
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --              --              --                --
   Class IB                                --              --              --                --
   Other class                     20,310,797      27,978,979       5,452,546        17,029,231
                               ==============  ==============  ==============  ================
  Cost:
   Class IA                                --              --              --                --
   Class IB                                --              --              --                --
   Other class                   $181,776,626    $305,375,270     $90,294,936      $845,196,708
                               ==============  ==============  ==============  ================
  Market Value:
   Class IA                                --              --              --                --
   Class IB                                --              --              --                --
   Other class                   $241,089,161    $322,597,621    $126,989,797    $1,091,233,105
 Due from Hartford Life
  Insurance Company                     8,645         199,489         133,677           910,968
 Receivable from fund shares
  sold                                     --              --              --                --
 Other assets                             453              19              --                --
                               --------------  --------------  --------------  ----------------
 Total Assets                     241,098,259     322,797,129     127,123,474     1,092,144,073
                               --------------  --------------  --------------  ----------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --              --              --                --
 Payable for fund shares
  purchased                             8,645         199,489         133,677           910,968
 Other liabilities                         --              --             408             5,721
                               --------------  --------------  --------------  ----------------
 Total Liabilities                      8,645         199,489         134,085           916,689
                               --------------  --------------  --------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $241,089,614    $322,597,640    $126,989,389    $1,091,227,384
                               ==============  ==============  ==============  ================

                                                                                   AMERICAN
                                                    AMERICAN                        FUNDS
                                   AMERICAN          FUNDS         AMERICAN      GLOBAL SMALL
                                FUNDS GROWTH-    INTERNATIONAL     FUNDS NEW    CAPITALIZATION
                                 INCOME FUND          FUND        WORLD FUND         FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --              --             --              --
   Class IB                                  --              --             --              --
   Other class                       25,560,687      14,005,800      4,029,108       4,918,783
                               ================  ==============  =============  ==============
  Cost:
   Class IA                                  --              --             --              --
   Class IB                                  --              --             --              --
   Other class                     $864,954,902    $230,724,562    $56,733,903     $80,858,410
                               ================  ==============  =============  ==============
  Market Value:
   Class IA                                  --              --             --              --
   Class IB                                  --              --             --              --
   Other class                   $1,078,405,369    $307,287,259    $86,222,899    $121,198,804
 Due from Hartford Life
  Insurance Company                     758,437         516,617        138,171         146,064
 Receivable from fund shares
  sold                                       --              --             --              --
 Other assets                                --              --              1              --
                               ----------------  --------------  -------------  --------------
 Total Assets                     1,079,163,806     307,803,876     86,361,071     121,344,868
                               ----------------  --------------  -------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --              --             --              --
 Payable for fund shares
  purchased                             758,437         516,617        138,172         146,065
 Other liabilities                        1,928           1,509             --           1,300
                               ----------------  --------------  -------------  --------------
 Total Liabilities                      760,365         518,126        138,172         147,365
                               ----------------  --------------  -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,078,403,441    $307,285,750    $86,222,899    $121,197,503
                               ================  ==============  =============  ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                    EVERGREEN VA           EVERGREEN VA
                                   BALANCED FUND           GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                           24,156                  97,505
                                     ==========            ============
  Cost:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                         $348,942              $1,446,861
                                     ==========            ============
  Market Value:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                         $365,968              $1,521,081
 Due from Hartford Life
  Insurance Company                          --                  18,949
 Receivable from fund shares
  sold                                       54                      --
 Other assets                                 2                      --
                                     ----------            ------------
 Total Assets                           366,024               1,540,030
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          54                      --
 Payable for fund shares
  purchased                                  --                  18,949
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           54                  18,949
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $365,970              $1,521,081
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    EVERGREEN VA                                  EVERGREEN VA            EVERGREEN VA
                                   INTERNATIONAL           EVERGREEN VA          SPECIAL VALUES           FUNDAMENTAL
                                    EQUITY FUND             OMEGA FUND                FUND               LARGE CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                       --                    --
   Class IB                                   --                    --                       --                    --
   Other class                            80,643                 7,468                  859,812                37,740
                                    ============            ==========            =============            ==========
  Cost:
   Class IA                                   --                    --                       --                    --
   Class IB                                   --                    --                       --                    --
   Other class                        $1,203,344              $123,167              $14,812,281              $693,168
                                    ============            ==========            =============            ==========
  Market Value:
   Class IA                                   --                    --                       --                    --
   Class IB                                   --                    --                       --                    --
   Other class                        $1,304,810              $132,929              $14,900,539              $739,700
 Due from Hartford Life
  Insurance Company                       57,122                    --                  118,489                10,488
 Receivable from fund shares
  sold                                        --                    18                       --                    --
 Other assets                                 --                    --                       --                     2
                                    ------------            ----------            -------------            ----------
 Total Assets                          1,361,932               132,947               15,019,028               750,190
                                    ------------            ----------            -------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    18                       --                    --
 Payable for fund shares
  purchased                               57,122                    --                  118,489                10,488
 Other liabilities                             2                    --                      162                    --
                                    ------------            ----------            -------------            ----------
 Total Liabilities                        57,124                    18                  118,651                10,488
                                    ------------            ----------            -------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,304,808              $132,929              $14,900,377              $739,702
                                    ============            ==========            =============            ==========

                                       FRANKLIN              FRANKLIN             FRANKLIN
                                        RISING                INCOME              LARGE CAP                FRANKLIN
                                      DIVIDENDS             SECURITIES             GROWTH                    REAL
                                   SECURITIES FUND             FUND            SECURITIES FUND           ESTATE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                     --                  --                      --
   Class IB                                     --                     --                  --                      --
   Other class                          16,099,671             60,691,111           4,653,527                 215,831
                                    ==============       ================       =============            ============
  Cost:
   Class IA                                     --                     --                  --                      --
   Class IB                                     --                     --                  --                      --
   Other class                        $280,868,664           $907,992,700         $66,505,854              $3,843,127
                                    ==============       ================       =============            ============
  Market Value:
   Class IA                                     --                     --                  --                      --
   Class IB                                     --                     --                  --                      --
   Other class                        $330,848,228         $1,053,597,678         $76,643,578              $7,485,023
 Due from Hartford Life
  Insurance Company                        787,423              1,310,498             105,493                      --
 Receivable from fund shares
  sold                                          --                     --                  --                   1,133
 Other assets                                1,444                     --                  --                       2
                                    --------------       ----------------       -------------            ------------
 Total Assets                          331,637,095          1,054,908,176          76,749,071               7,486,158
                                    --------------       ----------------       -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                     --                  --                   1,133
 Payable for fund shares
  purchased                                787,423              1,310,499             105,493                      --
 Other liabilities                              --                  5,771                 276                      --
                                    --------------       ----------------       -------------            ------------
 Total Liabilities                         787,423              1,316,270             105,769                   1,133
                                    --------------       ----------------       -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $330,849,672         $1,053,591,906         $76,643,302              $7,485,025
                                    ==============       ================       =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        FRANKLIN                   FRANKLIN
                                        SMALL-MID                  STRATEGIC
                                       CAP GROWTH                   INCOME
                                     SECURITIES FUND            SECURITIES FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                       --                         --
   Class IB                                       --                         --
   Other class                             5,127,687                 14,426,392
                                     ===============            ===============
  Cost:
   Class IA                                       --                         --
   Class IB                                       --                         --
   Other class                           $90,438,198               $172,463,239
                                     ===============            ===============
  Market Value:
   Class IA                                       --                         --
   Class IB                                       --                         --
   Other class                          $113,475,708               $183,647,965
 Due from Hartford Life
  Insurance Company                               --                    159,735
 Receivable from fund shares
  sold                                        12,497                         --
 Other assets                                     --                        335
                                     ---------------            ---------------
 Total Assets                            113,488,205                183,808,035
                                     ---------------            ---------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           12,497                         --
 Payable for fund shares
  purchased                                       --                    159,735
 Other liabilities                             1,576                         --
                                     ---------------            ---------------
 Total Liabilities                            14,073                    159,735
                                     ---------------            ---------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $113,474,132               $183,648,300
                                     ===============            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                 FRANKLIN                                          TEMPLETON
                                      FLEX CAP                LARGE CAP                                         DEVELOPING
                                       GROWTH                   VALUE                MUTUAL SHARES                MARKETS
                                   SECURITIES FUND         SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                        --                       --
   Class IB                                    --                      --                        --                       --
   Other class                          1,388,167                 587,648                35,122,228                4,647,587
                                    =============            ============            ==============            =============
  Cost:
   Class IA                                    --                      --                        --                       --
   Class IB                                    --                      --                        --                       --
   Other class                        $14,633,281              $6,325,861              $559,261,423              $41,967,123
                                    =============            ============            ==============            =============
  Market Value:
   Class IA                                    --                      --                        --                       --
   Class IB                                    --                      --                        --                       --
   Other class                        $15,464,182              $6,969,503              $718,952,001              $64,694,404
 Due from Hartford Life
  Insurance Company                        17,165                  26,214                   307,379                   60,314
 Receivable from fund shares
  sold                                         --                      --                        --                       --
 Other assets                                  --                      --                        --                    1,095
                                    -------------            ------------            --------------            -------------
 Total Assets                          15,481,347               6,995,717               719,259,380               64,755,813
                                    -------------            ------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --                        --                       --
 Payable for fund shares
  purchased                                17,165                  26,214                   307,379                   60,314
 Other liabilities                            194                       8                     3,461                       --
                                    -------------            ------------            --------------            -------------
 Total Liabilities                         17,359                  26,222                   310,840                   60,314
                                    -------------            ------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $15,463,988              $6,969,495              $718,948,540              $64,695,499
                                    =============            ============            ==============            =============


                                      TEMPLETON                TEMPLETON                TEMPLETON                   MUTUAL
                                       FOREIGN                GLOBAL ASSET                GROWTH                  DISCOVERY
                                   SECURITIES FUND          ALLOCATION FUND          SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                      --                        --                        --
   Class IB                                     --                      --                        --                        --
   Other class                          13,723,889                 169,070                34,244,372                 6,036,571
                                    ==============            ============            ==============            ==============
  Cost:
   Class IA                                     --                      --                        --                        --
   Class IB                                     --                      --                        --                        --
   Other class                        $189,480,856              $3,288,312              $432,202,380              $105,365,057
                                    ==============            ============            ==============            ==============
  Market Value:
   Class IA                                     --                      --                        --                        --
   Class IB                                     --                      --                        --                        --
   Other class                        $256,911,203              $3,677,282              $545,512,837              $131,174,681
 Due from Hartford Life
  Insurance Company                        280,229                      --                   449,116                   185,111
 Receivable from fund shares
  sold                                          --                     534                        --                        --
 Other assets                                   --                      --                        --                        --
                                    --------------            ------------            --------------            --------------
 Total Assets                          257,191,432               3,677,816               545,961,953               131,359,792
                                    --------------            ------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                     534                        --                        --
 Payable for fund shares
  purchased                                280,229                      --                   449,116                   185,111
 Other liabilities                           1,175                       6                     1,494                       978
                                    --------------            ------------            --------------            --------------
 Total Liabilities                         281,404                     540                   450,610                   186,089
                                    --------------            ------------            --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $256,910,028              $3,677,276              $545,511,343              $131,173,703
                                    ==============            ============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 HARTFORD
                                  HARTFORD     TOTAL RETURN
                                  ADVISERS         BOND
                                  HLS FUND       HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --             --
   Class IB                         1,681,476      7,762,713
   Other class                             --             --
                                =============  =============
  Cost:
   Class IA                                --             --
   Class IB                       $38,818,359    $91,332,980
   Other class                             --             --
                                =============  =============
  Market Value:
   Class IA                                --             --
   Class IB                       $38,306,667    $86,839,387
   Other class                             --             --
 Due from Hartford Life
  Insurance Company                        --         10,106
 Receivable from fund shares
  sold                                  4,856             --
 Other assets                           1,584             --
                                -------------  -------------
 Total Assets                      38,313,107     86,849,493
                                -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     4,856             --
 Payable for fund shares
  purchased                                --         10,106
 Other liabilities                         --             97
                                -------------  -------------
 Total Liabilities                      4,856         10,203
                                -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $38,308,251    $86,839,290
                                =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD       HARTFORD
                                  CAPITAL     DIVIDEND AND       HARTFORD             HARTFORD
                               APPRECIATION      GROWTH            FOCUS          GLOBAL ADVISERS
                                 HLS FUND       HLS FUND         HLS FUND             HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               --             --            --                    --
   Class IB                        1,513,349      2,741,077           734                25,654
   Other class                            --             --            --                    --
                               =============  =============       =======            ==========
  Cost:
   Class IA                               --             --            --                    --
   Class IB                      $67,094,336    $49,646,439        $7,009              $349,683
   Other class                            --             --            --                    --
                               =============  =============       =======            ==========
  Market Value:
   Class IA                               --             --            --                    --
   Class IB                      $80,523,341    $62,286,676        $7,731              $324,966
   Other class                            --             --            --                    --
 Due from Hartford Life
  Insurance Company                       --             --            --                    --
 Receivable from fund shares
  sold                                10,881         13,882             1                    38
 Other assets                             --             --            --                    --
                               -------------  -------------       -------            ----------
 Total Assets                     80,534,222     62,300,558         7,732               325,004
                               -------------  -------------       -------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   10,881         13,882             1                    38
 Payable for fund shares
  purchased                               --             --            --                    --
 Other liabilities                       416            169            --                     1
                               -------------  -------------       -------            ----------
 Total Liabilities                    11,297         14,051             1                    39
                               -------------  -------------       -------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $80,522,925    $62,286,507        $7,731              $324,965
                               =============  =============       =======            ==========

                                    HARTFORD             HARTFORD
                                     GLOBAL               GLOBAL               HARTFORD               HARTFORD
                                 COMMUNICATIONS     FINANCIAL SERVICES      GLOBAL HEALTH          GLOBAL LEADERS
                                    HLS FUND             HLS FUND              HLS FUND               HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               --                    --                    --                      --
   Class IB                              613                 6,359                58,700                 122,372
   Other class                            --                    --                    --                      --
                                     =======             =========            ==========            ============
  Cost:
   Class IA                               --                    --                    --                      --
   Class IB                           $4,180               $59,784              $810,783              $2,399,304
   Other class                            --                    --                    --                      --
                                     =======             =========            ==========            ============
  Market Value:
   Class IA                               --                    --                    --                      --
   Class IB                           $5,979               $83,638              $974,080              $2,449,487
   Other class                            --                    --                    --                      --
 Due from Hartford Life
  Insurance Company                       --                    --                    --                      --
 Receivable from fund shares
  sold                                     1                    13                   109                     223
 Other assets                             --                    --                     1                       5
                                     -------             ---------            ----------            ------------
 Total Assets                          5,980                83,651               974,190               2,449,715
                                     -------             ---------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        1                    13                   109                     223
 Payable for fund shares
  purchased                               --                    --                    --                      --
 Other liabilities                        --                     1                    --                      --
                                     -------             ---------            ----------            ------------
 Total Liabilities                         1                    14                   109                     223
                                     -------             ---------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $5,979               $83,637              $974,081              $2,449,492
                                     =======             =========            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD
                                       GLOBAL             DISCIPLINED
                                     TECHNOLOGY              EQUITY
                                      HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                    --
   Class IB                              88,588                65,921
   Other class                               --                    --
                                     ==========            ==========
  Cost:
   Class IA                                  --                    --
   Class IB                            $839,521              $907,254
   Other class                               --                    --
                                     ==========            ==========
  Market Value:
   Class IA                                  --                    --
   Class IB                            $529,127              $923,348
   Other class                               --                    --
 Due from Hartford Life
  Insurance Company                          --                    --
 Receivable from fund shares
  sold                                       54                    70
 Other assets                                12                     8
                                     ----------            ----------
 Total Assets                           529,193               923,426
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          54                    70
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                           54                    70
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $529,139              $923,356
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD
                                    HARTFORD               GROWTH               HARTFORD               HARTFORD
                                     GROWTH            OPPORTUNITIES           HIGH YIELD               INDEX
                                    HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                    --                    --                      --
   Class IB                             7,417                 5,782                52,961                  48,204
   Other class                             --                    --                    --                      --
                                    =========            ==========            ==========            ============
  Cost:
   Class IA                                --                    --                    --                      --
   Class IB                           $87,065              $166,614              $483,009              $1,877,201
   Other class                             --                    --                    --                      --
                                    =========            ==========            ==========            ============
  Market Value:
   Class IA                                --                    --                    --                      --
   Class IB                           $90,253              $172,868              $490,774              $1,553,346
   Other class                             --                    --                    --                      --
 Due from Hartford Life
  Insurance Company                        --                    --                    --                      --
 Receivable from fund shares
  sold                                     11                    21                    40                     182
 Other assets                              --                     1                     1                       1
                                    ---------            ----------            ----------            ------------
 Total Assets                          90,264               172,890               490,815               1,553,529
                                    ---------            ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        11                    21                    40                     182
 Payable for fund shares
  purchased                                --                    --                    --                      --
 Other liabilities                         --                    --                    --                      --
                                    ---------            ----------            ----------            ------------
 Total Liabilities                         11                    21                    40                     182
                                    ---------            ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $90,253              $172,869              $490,775              $1,553,347
                                    =========            ==========            ==========            ============

                                     HARTFORD
                                  INTERNATIONAL            HARTFORD          HARTFORD
                                     CAPITAL            INTERNATIONAL      INTERNATIONAL         HARTFORD
                                   APPRECIATION         SMALL COMPANY      OPPORTUNITIES          MIDCAP
                                     HLS FUND              HLS FUND          HLS FUND            HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                  --                 --
   Class IB                             39,853                12,531             687,769            202,022
   Other class                              --                    --                  --                 --
                                    ==========            ==========       =============       ============
  Cost:
   Class IA                                 --                    --                  --                 --
   Class IB                           $497,879              $188,871          $7,524,398         $4,936,756
   Other class                              --                    --                  --                 --
                                    ==========            ==========       =============       ============
  Market Value:
   Class IA                                 --                    --                  --                 --
   Class IB                           $562,048              $208,528         $10,554,685         $5,406,430
   Other class                              --                    --                  --                 --
 Due from Hartford Life
  Insurance Company                         --                    --                  --                 --
 Receivable from fund shares
  sold                                      67                    24              11,940                600
 Other assets                               --                    --                  --                 --
                                    ----------            ----------       -------------       ------------
 Total Assets                          562,115               208,552          10,566,625          5,407,030
                                    ----------            ----------       -------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         67                    24              11,940                600
 Payable for fund shares
  purchased                                 --                    --                  --                 --
 Other liabilities                          --                     1                 859                 13
                                    ----------            ----------       -------------       ------------
 Total Liabilities                          67                    25              12,799                613
                                    ----------            ----------       -------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $562,048              $208,527         $10,553,826         $5,406,417
                                    ==========            ==========       =============       ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      HARTFORD           HARTFORD
                                    MIDCAP VALUE       MONEY MARKET
                                      HLS FUND           HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --          136,639,524
   Class IB                              37,462           26,609,183
   Other class                               --                   --
                                     ==========       ==============
  Cost:
   Class IA                                  --         $136,639,524
   Class IB                            $365,702           26,609,183
   Other class                               --                   --
                                     ==========       ==============
  Market Value:
   Class IA                                  --         $136,639,524
   Class IB                            $529,425           26,609,183
   Other class                               --                    1
 Due from Hartford Life
  Insurance Company                          --                   --
 Receivable from fund shares
  sold                                       85              587,712
 Other assets                                --               17,610
                                     ----------       --------------
 Total Assets                           529,510          163,854,030
                                     ----------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          85              587,712
 Payable for fund shares
  purchased                                  --                   --
 Other liabilities                            3                   --
                                     ----------       --------------
 Total Liabilities                           88              587,712
                                     ----------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $529,422         $163,266,318
                                     ==========       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD                                      HARTFORD
                                     MORTGAGE               HARTFORD               SMALLCAP
                                    SECURITIES           SMALL COMPANY              GROWTH                HARTFORD
                                     HLS FUND               HLS FUND               HLS FUND            STOCK HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                      --                    --                       --
   Class IB                             38,990                 505,224                 8,505                  589,979
   Other class                              --                      --                    --                       --
                                    ==========            ============            ==========            =============
  Cost:
   Class IA                                 --                      --                    --                       --
   Class IB                           $443,971              $7,643,432              $162,914              $28,159,687
   Other class                              --                      --                    --                       --
                                    ==========            ============            ==========            =============
  Market Value:
   Class IA                                 --                      --                    --                       --
   Class IB                           $418,976              $9,451,559              $176,352              $30,943,933
   Other class                              --                      --                    --                       --
 Due from Hartford Life
  Insurance Company                         --                      --                    --                       --
 Receivable from fund shares
  sold                                      48                   2,059                    29                    6,073
 Other assets                                1                      15                    --                       --
                                    ----------            ------------            ----------            -------------
 Total Assets                          419,025               9,453,633               176,381               30,950,006
                                    ----------            ------------            ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         48                   2,059                    29                    6,073
 Payable for fund shares
  purchased                                 --                      --                    --                       --
 Other liabilities                          --                      --                     1                      113
                                    ----------            ------------            ----------            -------------
 Total Liabilities                          48                   2,059                    30                    6,186
                                    ----------            ------------            ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $418,977              $9,451,574              $176,351              $30,943,820
                                    ==========            ============            ==========            =============

                                     HARTFORD                                    HARTFORD
                                 U.S. GOVERNMENT           HARTFORD               VALUE               HARTFORD
                                    SECURITIES              VALUE             OPPORTUNITIES         EQUITY INCOME
                                     HLS FUND              HLS FUND              HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --                   --
   Class IB                             61,812                19,640                17,053                3,869
   Other class                              --                    --                    --                   --
                                    ==========            ==========            ==========            =========
  Cost:
   Class IA                                 --                    --                    --                   --
   Class IB                           $666,154              $201,290              $313,080              $50,270
   Other class                              --                    --                    --                   --
                                    ==========            ==========            ==========            =========
  Market Value:
   Class IA                                 --                    --                    --                   --
   Class IB                           $684,345              $255,996              $334,882              $54,907
   Other class                              --                    --                    --                   --
 Due from Hartford Life
  Insurance Company                         --                    --                    --                   --
 Receivable from fund shares
  sold                                      81                     9                    40                    8
 Other assets                                5                    --                    --                   --
                                    ----------            ----------            ----------            ---------
 Total Assets                          684,431               256,005               334,922               54,915
                                    ----------            ----------            ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         81                     9                    40                    8
 Payable for fund shares
  purchased                                 --                    --                    --                   --
 Other liabilities                          --                     2                     2                    1
                                    ----------            ----------            ----------            ---------
 Total Liabilities                          81                    11                    42                    9
                                    ----------            ----------            ----------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $684,350              $255,994              $334,880              $54,906
                                    ==========            ==========            ==========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    HUNTINGTON VA           HUNTINGTON VA
                                        INCOME                 DIVIDEND
                                     EQUITY FUND             CAPTURE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            142,557                 427,872
                                     ============            ============
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $1,547,468              $5,281,563
                                     ============            ============
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $1,799,069              $5,823,342
 Due from Hartford Life
  Insurance Company                         3,126                      --
 Receivable from fund shares
  sold                                         --                   1,398
 Other assets                                  --                     209
                                     ------------            ------------
 Total Assets                           1,802,195               5,824,949
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                   1,398
 Payable for fund shares
  purchased                                 3,126                      --
 Other liabilities                             41                      --
                                     ------------            ------------
 Total Liabilities                          3,167                   1,398
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,799,028              $5,823,551
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HUNTINGTON VA          HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                      GROWTH                MID CORP              NEW ECONOMY               ROTATING
                                       FUND               AMERICA FUND                FUND                MARKETS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                      --                      --                      --
   Class IB                                 --                      --                      --                      --
   Other class                         100,586                 217,985                 165,103                  95,209
                                    ==========            ============            ============            ============
  Cost:
   Class IA                                 --                      --                      --                      --
   Class IB                                 --                      --                      --                      --
   Other class                        $853,750              $3,320,113              $2,474,091              $1,073,788
                                    ==========            ============            ============            ============
  Market Value:
   Class IA                                 --                      --                      --                      --
   Class IB                                 --                      --                      --                      --
   Other class                        $956,568              $3,792,941              $2,915,710              $1,387,195
 Due from Hartford Life
  Insurance Company                      3,308                  19,443                  28,864                   8,911
 Receivable from fund shares
  sold                                      --                      --                      --                      --
 Other assets                                1                      --                      --                      --
                                    ----------            ------------            ------------            ------------
 Total Assets                          959,877               3,812,384               2,944,574               1,396,106
                                    ----------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                      --                      --                      --
 Payable for fund shares
  purchased                              3,308                  19,443                  28,864                   8,911
 Other liabilities                          --                      55                      44                     131
                                    ----------            ------------            ------------            ------------
 Total Liabilities                       3,308                  19,498                  28,908                   9,042
                                    ----------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $956,569              $3,792,886              $2,915,666              $1,387,064
                                    ==========            ============            ============            ============

                                   HUNTINGTON VA          HUNTINGTON VA         HUNTINGTON VA          HUNTINGTON VA
                                   INTERNATIONAL            MACRO 100              MORTGAGE             SITUS SMALL
                                    EQUITY FUND                FUND            SECURITIES FUND            CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                    --                      --
   Class IB                                   --                    --                    --                      --
   Other class                            72,490                73,102                58,776                 215,233
                                    ============            ==========            ==========            ============
  Cost:
   Class IA                                   --                    --                    --                      --
   Class IB                                   --                    --                    --                      --
   Other class                        $1,045,619              $846,722              $638,505              $2,950,938
                                    ============            ==========            ==========            ============
  Market Value:
   Class IA                                   --                    --                    --                      --
   Class IB                                   --                    --                    --                      --
   Other class                        $1,140,987              $903,536              $654,181              $3,107,969
 Due from Hartford Life
  Insurance Company                       19,002                   905                12,992                  20,739
 Receivable from fund shares
  sold                                        --                    --                    --                      --
 Other assets                                  2                     4                    --                      --
                                    ------------            ----------            ----------            ------------
 Total Assets                          1,159,991               904,445               667,173               3,128,708
                                    ------------            ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    --                    --                      --
 Payable for fund shares
  purchased                               19,002                   905                12,992                  20,739
 Other liabilities                            --                    --                    --                      49
                                    ------------            ----------            ----------            ------------
 Total Liabilities                        19,002                   905                12,992                  20,788
                                    ------------            ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,140,989              $903,540              $654,181              $3,107,920
                                    ============            ==========            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      MFS CAPITAL             MFS EMERGING
                                 OPPORTUNITIES SERIES         GROWTH SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                             924,917                  871,471
                                     =============            =============
  Cost:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                         $15,257,362              $20,728,107
                                     =============            =============
  Market Value:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                         $14,345,458              $17,987,168
 Due from Hartford Life
  Insurance Company                             --                       --
 Receivable from fund shares
  sold                                       6,189                   41,901
 Other assets                                    4                       --
                                     -------------            -------------
 Total Assets                           14,351,651               18,029,069
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          6,189                   41,901
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                      174
                                     -------------            -------------
 Total Liabilities                           6,189                   42,075
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $14,345,462              $17,986,994
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MFS GLOBAL           MFS HIGH               MFS INVESTORS       MFS INVESTORS
                               EQUITY SERIES       INCOME SERIES         GROWTH STOCK SERIES     TRUST SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               --                  --                       --                   --
   Class IB                               --                  --                       --                   --
   Other class                       694,736           8,169,713                2,451,076            6,814,086
                               =============       =============            =============       ==============
  Cost:
   Class IA                               --                  --                       --                   --
   Class IB                               --                  --                       --                   --
   Other class                    $7,782,747         $77,809,386              $24,930,329         $121,314,312
                               =============       =============            =============       ==============
  Market Value:
   Class IA                               --                  --                       --                   --
   Class IB                               --                  --                       --                   --
   Other class                   $10,733,673         $82,023,918              $26,103,964         $147,797,525
 Due from Hartford Life
  Insurance Company                       --             194,256                       --              207,544
 Receivable from fund shares
  sold                                12,080                  --                   22,242                   --
 Other assets                             --                  --                    1,790                   --
                               -------------       -------------            -------------       --------------
 Total Assets                     10,745,753          82,218,174               26,127,996          148,005,069
                               -------------       -------------            -------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   12,080                  --                   22,242                   --
 Payable for fund shares
  purchased                               --             194,256                       --              207,544
 Other liabilities                        22                 440                       --                  429
                               -------------       -------------            -------------       --------------
 Total Liabilities                    12,102             194,696                   22,242              207,973
                               -------------       -------------            -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $10,733,651         $82,023,478              $26,105,754         $147,797,096
                               =============       =============            =============       ==============

                                     MFS MID CAP                MFS NEW            MFS TOTAL          MFS
                                    GROWTH SERIES          DISCOVERY SERIES      RETURN SERIES   VALUE SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                   --             --
   Class IB                                    --                       --                   --             --
   Other class                          5,731,987                5,546,205           21,474,766      3,495,438
                                    =============            =============       ==============  =============
  Cost:
   Class IA                                    --                       --                   --             --
   Class IB                                    --                       --                   --             --
   Other class                        $35,824,201              $80,329,184         $420,879,941    $43,037,509
                                    =============            =============       ==============  =============
  Market Value:
   Class IA                                    --                       --                   --             --
   Class IB                                    --                       --                   --             --
   Other class                        $41,556,903              $96,614,897         $470,082,633    $50,753,756
 Due from Hartford Life
  Insurance Company                           973                  158,822              697,811        121,823
 Receivable from fund shares
  sold                                         --                       --                   --             --
 Other assets                                  --                      394                2,312             --
                                    -------------            -------------       --------------  -------------
 Total Assets                          41,557,876               96,774,113          470,782,756     50,875,579
                                    -------------            -------------       --------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                       --                   --             --
 Payable for fund shares
  purchased                                   973                  158,822              697,811        121,823
 Other liabilities                             71                       --                   --            235
                                    -------------            -------------       --------------  -------------
 Total Liabilities                          1,044                  158,822              697,811        122,058
                                    -------------            -------------       --------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $41,556,832              $96,615,291         $470,084,945    $50,753,521
                                    =============            =============       ==============  =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                  MFS
                                          MFS                   RESEARCH
                                       RESEARCH              INTERNATIONAL
                                      BOND SERIES                SERIES
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                      --
   Class IB                                     --                      --
   Other class                             966,930                 509,433
                                     =============            ============
  Cost:
   Class IA                                     --                      --
   Class IB                                     --                      --
   Other class                         $10,950,120              $6,728,938
                                     =============            ============
  Market Value:
   Class IA                                     --                      --
   Class IB                                     --                      --
   Other class                         $11,129,364              $7,356,205
 Due from Hartford Life
  Insurance Company                         39,784                   6,073
 Receivable from fund shares
  sold                                          --                      --
 Other assets                                    1                      --
                                     -------------            ------------
 Total Assets                           11,169,149               7,362,278
                                     -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                      --
 Payable for fund shares
  purchased                                 39,784                   6,073
 Other liabilities                              --                      16
                                     -------------            ------------
 Total Liabilities                          39,784                   6,089
                                     -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $11,129,365              $7,356,189
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            BLACKROCK             BLACKROCK
                                        MFS                   GLOBAL              LARGE CAP
                                      RESEARCH                GROWTH                GROWTH            U.S. MID CAP
                                       SERIES               V.I. FUND             V. I. FUND              VALUE
                                    SUB-ACCOUNT          SUB-ACCOUNT (F)       SUB-ACCOUNT (G)       SUB-ACCOUNT (H)
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                    --                  --
   Class IB                                   --                    --                    --                  --
   Other class                            82,914                18,421                80,589                 486
                                    ============            ==========            ==========             =======
  Cost:
   Class IA                                   --                    --                    --                  --
   Class IB                                   --                    --                    --                  --
   Other class                        $1,358,298              $132,505              $589,700              $8,742
                                    ============            ==========            ==========             =======
  Market Value:
   Class IA                                   --                    --                    --                  --
   Class IB                                   --                    --                    --                  --
   Other class                        $1,495,770              $244,811              $947,733              $9,559
 Due from Hartford Life
  Insurance Company                           --                    --                    --                  --
 Receivable from fund shares
  sold                                       226                    41                   152                   2
 Other assets                                 --                    --                     1                  --
                                    ------------            ----------            ----------             -------
 Total Assets                          1,495,996               244,852               947,886               9,561
                                    ------------            ----------            ----------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          226                    41                   152                   2
 Payable for fund shares
  purchased                                   --                    --                    --                  --
 Other liabilities                             1                     1                    --                  --
                                    ------------            ----------            ----------             -------
 Total Liabilities                           227                    42                   152                   2
                                    ------------            ----------            ----------             -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,495,769              $244,810              $947,734              $9,559
                                    ============            ==========            ==========             =======


                                                                                                     COLUMBIA
                                     CAPITAL            DEVELOPING            FLEXIBLE           ASSET ALLOCATION
                                  OPPORTUNITIES           GROWTH               INCOME                FUND VS
                                 SUB-ACCOUNT (H)      SUB-ACCOUNT (H)      SUB-ACCOUNT (H)      SUB-ACCOUNT (E)(I)
-----------------------------  -------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                  --                    --                      --
   Class IB                                --                  --                    --                      --
   Other class                          1,305                 252                 2,081                 538,344
                                    =========             =======             =========            ============
  Cost:
   Class IA                                --                  --                    --                      --
   Class IB                                --                  --                    --                      --
   Other class                        $15,549              $5,979               $15,048              $8,719,480
                                    =========             =======             =========            ============
  Market Value:
   Class IA                                --                  --                    --                      --
   Class IB                                --                  --                    --                      --
   Other class                        $16,204              $6,516               $15,128              $8,516,594
 Due from Hartford Life
  Insurance Company                     3,267                  --                    --                      --
 Receivable from fund shares
  sold                                     --                   1                     2                   1,391
 Other assets                              --                  --                    --                      --
                                    ---------             -------             ---------            ------------
 Total Assets                          19,471               6,517                15,130               8,517,985
                                    ---------             -------             ---------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                   1                     2                   1,391
 Payable for fund shares
  purchased                             3,267                  --                    --                      --
 Other liabilities                         --                  --                    --                      17
                                    ---------             -------             ---------            ------------
 Total Liabilities                      3,267                   1                     2                   1,408
                                    ---------             -------             ---------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $16,204              $6,516               $15,128              $8,516,577
                                    =========             =======             =========            ============

(e)  From inception, May 1, 2006 to December 31, 2006.

(f)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006.

(g)  Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
     2006.

(h) From inception, August 14, 2006 to December 31, 2006.

(i) Effective May 1, 2006, Nations Asset Allocation Portfolio merged with Columbia Asset Allocation Fund VS.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                       COLUMBIA                 COLUMBIA
                                     SMALL COMPANY              LARGE CAP
                                    GROWTH FUND VS            VALUE FUND VS
                                  SUB-ACCOUNT (E)(J)       SUB-ACCOUNT (E)(K)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                           1,701,382                2,002,296
                                     =============            =============
  Cost:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                         $22,813,287              $36,741,358
                                     =============            =============
  Market Value:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                         $21,743,659              $39,265,023
 Due from Hartford Life
  Insurance Company                          1,159                       --
 Receivable from fund shares
  sold                                          --                   38,841
 Other assets                                   --                       --
                                     -------------            -------------
 Total Assets                           21,744,818               39,303,864
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                   38,841
 Payable for fund shares
  purchased                                  1,159                       --
 Other liabilities                              23                   17,761
                                     -------------            -------------
 Total Liabilities                           1,182                   56,602
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $21,743,636              $39,247,262
                                     =============            =============

(e)  From inception, May 1, 2006 to December 31, 2006.

(j) Effective May 1, 2006, Nations Small Company Portfolio merged with Columbia Small Company Growth Fund VS.

(k) Effective May 1, 2006, Nations Value Portfolio merged with Columbia Large Cap Value Fund VS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      COLUMBIA
                                       MARSICO                                          COLUMBIA                 COLUMBIA
                                    INTERNATIONAL              COLUMBIA                  MARSICO                  MARSICO
                                    OPPORTUNITIES             HIGH YIELD            FOCUSED EQUITIES              GROWTH
                                       FUND VS                  FUND VS                  FUND VS                  FUND VS
                                   SUB-ACCOUNT (L)          SUB-ACCOUNT (M)          SUB-ACCOUNT (N)          SUB-ACCOUNT (O)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                       --                       --
   Class IB                                    --                       --                       --                       --
   Other class                          1,836,361                2,503,184                1,507,022                1,431,272
                                    =============            =============            =============            =============
  Cost:
   Class IA                                    --                       --                       --                       --
   Class IB                                    --                       --                       --                       --
   Other class                        $22,723,887              $24,329,392              $19,674,710              $19,925,579
                                    =============            =============            =============            =============
  Market Value:
   Class IA                                    --                       --                       --                       --
   Class IB                                    --                       --                       --                       --
   Other class                        $40,308,115              $28,836,683              $30,381,561              $27,165,548
 Due from Hartford Life
  Insurance Company                            --                   15,848                       --                       --
 Receivable from fund shares
  sold                                     21,520                       --                    6,843                    4,252
 Other assets                                  --                       --                        5                       --
                                    -------------            -------------            -------------            -------------
 Total Assets                          40,329,635               28,852,531               30,388,409               27,169,800
                                    -------------            -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        21,520                       --                    6,843                    4,252
 Payable for fund shares
  purchased                                    --                   15,848                       --                       --
 Other liabilities                             28                      270                       --                      192
                                    -------------            -------------            -------------            -------------
 Total Liabilities                         21,548                   16,118                    6,843                    4,444
                                    -------------            -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $40,308,087              $28,836,413              $30,381,566              $27,165,356
                                    =============            =============            =============            =============


                                      COLUMBIA                COLUMBIA                 JPMORGAN                JPMORGAN
                                      MARSICO                  MARSICO             INSURANCE TRUST          INSURANCE TRUST
                                    21ST CENTURY            MIDCAP GROWTH              BALANCED                CORE BOND
                                      FUND VS                  FUND VS              PORTFOLIO - 1            PORTFOLIO - 1
                                  SUB-ACCOUNT (P)          SUB-ACCOUNT (Q)         SUB-ACCOUNT (R)          SUB-ACCOUNT (S)
-----------------------------  ------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                       --                      --                       --
   Class IB                                   --                       --                      --                       --
   Other class                           645,512                3,856,592                 102,035                3,506,736
                                    ============            =============            ============            =============
  Cost:
   Class IA                                   --                       --                      --                       --
   Class IB                                   --                       --                      --                       --
   Other class                        $5,433,155              $25,547,689              $1,486,601              $39,163,154
                                    ============            =============            ============            =============
  Market Value:
   Class IA                                   --                       --                      --                       --
   Class IB                                   --                       --                      --                       --
   Other class                        $8,365,831              $34,169,406              $1,646,838              $39,591,047
 Due from Hartford Life
  Insurance Company                           --                       --                      --                  114,580
 Receivable from fund shares
  sold                                     1,486                    8,996                     231                       --
 Other assets                                 50                       --                      --                       20
                                    ------------            -------------            ------------            -------------
 Total Assets                          8,367,367               34,178,402               1,647,069               39,705,647
                                    ------------            -------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        1,486                    8,996                     231                       --
 Payable for fund shares
  purchased                                   --                       --                      --                  114,580
 Other liabilities                            --                       29                       5                       --
                                    ------------            -------------            ------------            -------------
 Total Liabilities                         1,486                    9,025                     236                  114,580
                                    ------------            -------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $8,365,881              $34,169,377              $1,646,833              $39,591,067
                                    ============            =============            ============            =============

(l) Formerly Nations Marsico International Opportunities Portfolio. Change effective May 1, 2006.

(m) Formerly Nations High Yield Bond Portfolio. Change effective May 1, 2006.

(n) Formerly Nations Marsico Focused Equities Portfolio. Change effective May 1, 2006.

(o) Formerly Nations Marsico Growth Portfolio. Change effective May 1, 2006.

(p) Formerly Nations Marsico 21st Century Portfolio. Change effective May 1,
    2006.

(q) Formerly Nations Marsico Midcap Growth Portfolio. Change effective May 1, 2006.

(r) Formerly JPMorgan Investment Trust Balanced Portfolio. Change effective May 1, 2006.

(s) Formerly JPMorgan Investment Trust Bond Portfolio. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       JPMORGAN                JPMORGAN
                                   INSURANCE TRUST         INSURANCE TRUST
                                  DIVERSIFIED EQUITY       INTREPID MID CAP
                                    PORTFOLIO - 1           PORTFOLIO - 1
                                   SUB-ACCOUNT (T)         SUB-ACCOUNT (U)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            560,927                 311,401
                                     ============            ============
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $8,458,495              $5,715,863
                                     ============            ============
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $9,872,309              $5,885,486
 Due from Hartford Life
  Insurance Company                        37,951                  54,713
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           9,910,260               5,940,199
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --
 Payable for fund shares
  purchased                                37,951                  54,713
 Other liabilities                             19                      18
                                     ------------            ------------
 Total Liabilities                         37,970                  54,731
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $9,872,290              $5,885,468
                                     ============            ============

(t) Formerly JPMorgan Investment Trust Diversified Equity Portfolio. Change effective May 1, 2006.

(u) Formerly JPMorgan Investment Trust Diversified Mid Cap Portfolio. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                              JPMORGAN
                                      JPMORGAN                 JPMORGAN                JPMORGAN            INSURANCE TRUST
                                   INSURANCE TRUST          INSURANCE TRUST        INSURANCE TRUST           DIVERSIFIED
                                    EQUITY INDEX            GOVERNMENT BOND        INTREPID GROWTH         MID CAP GROWTH
                                    PORTFOLIO - 1            PORTFOLIO - 1          PORTFOLIO - 1           PORTFOLIO - 1
                                   SUB-ACCOUNT (V)          SUB-ACCOUNT (W)        SUB-ACCOUNT (X)         SUB-ACCOUNT (Y)
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                    --                       --
   Class IB                                    --                       --                    --                       --
   Other class                          2,755,309                1,407,862                17,142                  574,372
                                    =============            =============            ==========            =============
  Cost:
   Class IA                                    --                       --                    --                       --
   Class IB                                    --                       --                    --                       --
   Other class                        $29,433,472              $15,868,577              $232,691              $10,666,886
                                    =============            =============            ==========            =============
  Market Value:
   Class IA                                    --                       --                    --                       --
   Class IB                                    --                       --                    --                       --
   Other class                        $34,248,492              $15,768,060              $251,987              $12,211,152
 Due from Hartford Life
  Insurance Company                       119,722                   29,624                    --                   26,749
 Receivable from fund shares
  sold                                         --                       --                    34                       --
 Other assets                                  68                       12                    --                       --
                                    -------------            -------------            ----------            -------------
 Total Assets                          34,368,282               15,797,696               252,021               12,237,901
                                    -------------            -------------            ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                       --                    34                       --
 Payable for fund shares
  purchased                               119,722                   29,624                    --                   26,749
 Other liabilities                             --                       --                    --                       10
                                    -------------            -------------            ----------            -------------
 Total Liabilities                        119,722                   29,624                    34                   26,759
                                    -------------            -------------            ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $34,248,560              $15,768,072              $251,987              $12,211,142
                                    =============            =============            ==========            =============

                                      JPMORGAN
                                   INSURANCE TRUST
                                     DIVERSIFIED           JENNISON 20/20                                PRUDENTIAL
                                    MID CAP VALUE              FOCUS                JENNISON               VALUE
                                    PORTFOLIO - 1            PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT (Z)          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                    --                    --                    --
   Class IB                                    --                    --                    --                    --
   Other class                            663,758                19,697                34,692                 9,301
                                    =============            ==========            ==========            ==========
  Cost:
   Class IA                                    --                    --                    --                    --
   Class IB                                    --                    --                    --                    --
   Other class                        $10,189,192              $229,241              $800,257              $171,802
                                    =============            ==========            ==========            ==========
  Market Value:
   Class IA                                    --                    --                    --                    --
   Class IB                                    --                    --                    --                    --
   Other class                        $11,038,295              $311,414              $720,554              $244,248
 Due from Hartford Life
  Insurance Company                            --                    --                    --                    --
 Receivable from fund shares
  sold                                        611                    42                   100                    35
 Other assets                                  --                     3                     7                    --
                                    -------------            ----------            ----------            ----------
 Total Assets                          11,038,906               311,459               720,661               244,283
                                    -------------            ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           611                    42                   100                    35
 Payable for fund shares
  purchased                                    --                    --                    --                    --
 Other liabilities                             45                    --                    --                     3
                                    -------------            ----------            ----------            ----------
 Total Liabilities                            656                    42                   100                    38
                                    -------------            ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $11,038,250              $311,417              $720,561              $244,245
                                    =============            ==========            ==========            ==========

(v) Formerly JPMorgan Investment Trust Equity Index Portfolio. Change effective May 1, 2006.

(w) Formerly JPMorgan Investment Trust Government Bond Portfolio. Change effective May 1, 2006.

(x) Formerly JPMorgan Investment Trust Large Cap Growth Portfolio. Change effective November 1, 2006.

(y) Formerly JPMorgan Investment Trust Mid Cap Growth Portfolio. Change effective May 1, 2006.

(z) Formerly JPMorgan Investment Trust Mid Cap Value Portfolio. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  SP WILLIAM BLAIR           LEGG MASON
                                    INTERNATIONAL        PARTNERS VARIABLE
                                  GROWTH PORTFOLIO       ALL CAP PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT (AA)
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                       --
   Class IB                                  --                       --
   Other class                            3,053                  152,434
                                      =========             ============
  Cost:
   Class IA                                  --                       --
   Class IB                                  --                       --
   Other class                          $21,337               $2,353,151
                                      =========             ============
  Market Value:
   Class IA                                  --                       --
   Class IB                                  --                       --
   Other class                          $24,944               $2,975,517
 Due from Hartford Life
  Insurance Company                          --                       --
 Receivable from fund shares
  sold                                        3                      104
 Other assets                                --                       --
                                      ---------             ------------
 Total Assets                            24,947                2,975,621
                                      ---------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           3                      104
 Payable for fund shares
  purchased                                  --                       --
 Other liabilities                           --                        8
                                      ---------             ------------
 Total Liabilities                            3                      112
                                      ---------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $24,944               $2,975,509
                                      =========             ============

(aa) Formerly Salomon Brothers Variable All Cap Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LEGG MASON                                  LEGG MASON
                                PARTNERS VARIABLE         LEGG MASON        PARTNERS VARIABLE
                                GLOBAL HIGH YIELD     PARTNERS VARIABLE        TOTAL RETURN          GROWTH AND
                                  BOND PORTFOLIO     INVESTORS PORTFOLIO        PORTFOLIO              INCOME
                                 SUB-ACCOUNT (BB)      SUB-ACCOUNT (CC)      SUB-ACCOUNT (DD)      SUB-ACCOUNT (H)
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --                   --
   Class IB                                 --                    --                    --                   --
   Other class                          25,599                58,294                29,353                2,422
                                    ==========            ==========            ==========            =========
  Cost:
   Class IA                                 --                    --                    --                   --
   Class IB                                 --                    --                    --                   --
   Other class                        $229,814              $782,764              $309,963              $51,313
                                    ==========            ==========            ==========            =========
  Market Value:
   Class IA                                 --                    --                    --                   --
   Class IB                                 --                    --                    --                   --
   Other class                        $251,639              $964,762              $360,453              $53,185
 Due from Hartford Life
  Insurance Company                         56                   149                    28                6,123
 Receivable from fund shares
  sold                                      --                    --                    --                   --
 Other assets                                1                     4                    --                   --
                                    ----------            ----------            ----------            ---------
 Total Assets                          251,696               964,915               360,481               59,308
                                    ----------            ----------            ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    --                    --                   --
 Payable for fund shares
  purchased                                 56                   149                    28                6,123
 Other liabilities                          --                    --                     1                   --
                                    ----------            ----------            ----------            ---------
 Total Liabilities                          56                   149                    29                6,123
                                    ----------            ----------            ----------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $251,640              $964,766              $360,452              $53,185
                                    ==========            ==========            ==========            =========

                                                          WELLS FARGO            WELLS FARGO            WELLS FARGO
                                                         ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT
                                                       ASSET ALLOCATION         TOTAL RETURN           EQUITY INCOME
                                     COMSTOCK                FUND                 BOND FUND                FUND
                                 SUB-ACCOUNT (H)       SUB-ACCOUNT (EE)       SUB-ACCOUNT (FF)       SUB-ACCOUNT (GG)
-----------------------------  -----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --                      --
   Class IB                                 --                    --                    --                      --
   Other class                          10,729                   924                   835                   1,574
                                    ==========             =========               =======               =========
  Cost:
   Class IA                                 --                    --                    --                      --
   Class IB                                 --                    --                    --                      --
   Other class                        $150,099               $11,154                $8,318                 $25,214
                                    ==========             =========               =======               =========
  Market Value:
   Class IA                                 --                    --                    --                      --
   Class IB                                 --                    --                    --                      --
   Other class                        $157,714               $13,053                $8,183                 $31,084
 Due from Hartford Life
  Insurance Company                         --                    --                    --                      --
 Receivable from fund shares
  sold                                      25                    --                    --                      --
 Other assets                               --                    --                     1                      --
                                    ----------             ---------               -------               ---------
 Total Assets                          157,739                13,053                 8,184                  31,084
                                    ----------             ---------               -------               ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         25                     3                     1                       8
 Payable for fund shares
  purchased                                 --                    --                    --                      --
 Other liabilities                          --                    --                    --                       3
                                    ----------             ---------               -------               ---------
 Total Liabilities                          25                     3                     1                      11
                                    ----------             ---------               -------               ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $157,714               $13,050                $8,183                 $31,073
                                    ==========             =========               =======               =========

(h) From inception, August 14, 2006 to December 31, 2006.

(bb) Formerly Salomon Brothers Variable High Yield Bond Fund. Change effective May 1, 2006.

(cc) Formerly Salomon Brothers Variable Investors Fund. Change effective May 1, 2006.

(dd) Formerly Salomon Brothers Variable Total Return Fund. Change effective May 1, 2006.

(ee) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(ff) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(gg) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     WELLS FARGO           WELLS FARGO
                                    ADVANTAGE VT          ADVANTAGE VT
                                    INTERNATIONAL         LARGE COMPANY
                                      CORE FUND            GROWTH FUND
                                  SUB-ACCOUNT (HH)      SUB-ACCOUNT (II)
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                   --
   Class IB                                  --                   --
   Other class                            1,048                  851
                                      =========              =======
  Cost:
   Class IA                                  --                   --
   Class IB                                  --                   --
   Other class                           $8,638               $7,379
                                      =========              =======
  Market Value:
   Class IA                                  --                   --
   Class IB                                  --                   --
   Other class                          $10,341               $8,156
 Due from Hartford Life
  Insurance Company                          --                   --
 Receivable from fund shares
  sold                                        7                   --
 Other assets                                --                   --
                                      ---------              -------
 Total Assets                            10,348                8,156
                                      ---------              -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           7                    2
 Payable for fund shares
  purchased                                  --                   --
 Other liabilities                            1                   --
                                      ---------              -------
 Total Liabilities                            8                    2
                                      ---------              -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $10,340               $8,154
                                      =========              =======

(hh) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(ii) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          STI CLASSIC VT          STI CLASSIC VT
                                  ADVANTAGE VT             CAPITAL                LARGE CAP
                                    SMALL CAP            APPRECIATION           RELATIVE VALUE
                                   GROWTH FUND               FUND                    FUND
                                SUB-ACCOUNT (JJ)         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               --                       --                      --
   Class IB                               --                       --                      --
   Other class                           659                  423,712                 145,633
                                     =======             ============            ============
  Cost:
   Class IA                               --                       --                      --
   Class IB                               --                       --                      --
   Other class                        $5,019               $6,508,969              $1,321,317
                                     =======             ============            ============
  Market Value:
   Class IA                               --                       --                      --
   Class IB                               --                       --                      --
   Other class                        $6,565               $7,164,972              $1,919,441
 Due from Hartford Life
  Insurance Company                       --                    9,830                      --
 Receivable from fund shares
  sold                                    --                       --                     240
 Other assets                             --                        1                      --
                                     -------             ------------            ------------
 Total Assets                          6,565                7,174,803               1,919,681
                                     -------             ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       10                       --                     240
 Payable for fund shares
  purchased                               --                    9,829                      --
 Other liabilities                         2                       --                       3
                                     -------             ------------            ------------
 Total Liabilities                        12                    9,829                     243
                                     -------             ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $6,553               $7,164,974              $1,919,438
                                     =======             ============            ============

                                                           STI CLASSIC VT
                                   STI CLASSIC VT            LARGE CAP
                                   MID-CAP EQUITY           VALUE EQUITY
                                        FUND                    FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --
   Class IB                                   --                      --
   Other class                           137,108                 246,367
                                    ============            ============
  Cost:
   Class IA                                   --                      --
   Class IB                                   --                      --
   Other class                        $1,406,407              $3,440,200
                                    ============            ============
  Market Value:
   Class IA                                   --                      --
   Class IB                                   --                      --
   Other class                        $1,885,238              $4,348,369
 Due from Hartford Life
  Insurance Company                           --                   7,545
 Receivable from fund shares
  sold                                        59                      --
 Other assets                                 --                      --
                                    ------------            ------------
 Total Assets                          1,885,297               4,355,914
                                    ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           59                      --
 Payable for fund shares
  purchased                                   --                   7,545
 Other liabilities                             9                       2
                                    ------------            ------------
 Total Liabilities                            68                   7,547
                                    ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,885,229              $4,348,367
                                    ============            ============

(jj) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
AIM V.I. Basic Value Fund -- Class S1                               64,558,173     $1.430310  to      $1.546384       $95,245,085
AIM V.I. Capital Appreciation Fund -- Class S1                      31,680,019      0.927039  to       1.448235        42,958,520
AIM V.I. Core Equity Fund -- Class S1                               12,692,495      0.881409  to      11.972479       123,061,098
AIM V.I. Government Securities Fund -- Class S1                    211,412,450      1.056100  to       1.141812       230,508,865
AIM V.I. High Yield Fund -- Class S1                                 1,244,128      1.270812  to       1.320408         1,611,029
AIM V.I. International Growth Fund -- Class S1                      21,984,439      1.987459  to       2.121749        45,037,237
AIM V.I. Mid Cap Core Equity Fund -- Class S1                       71,879,444      1.569599  to       1.696979       116,295,571
AIM V.I. Small Cap Equity Fund -- Class S1                           1,406,272     13.854438  to      14.579513        19,884,482
AIM V.I. Large Cap Growth Fund -- Class S1                           1,972,692      1.151487  to      11.474082        22,408,790
American Funds Global Bond Fund -- Class 2                             283,260     10.179637  to      10.206665         2,888,001
American Funds Global Growth and Income Fund -- Class 2              3,981,257     10.828350  to      10.961310        43,344,120
American Funds Asset Allocation Fund -- Class 2                     35,422,674     12.706959  to      14.970224       472,620,449
American Funds Blue Chip Income and Growth Fund -- Class 2         202,405,440      1.151721  to       1.248083       240,939,809
American Funds Bond Fund -- Class 2                                 23,832,485     12.735633  to      14.634784       322,492,175
American Funds Global Growth Fund -- Class 2                         9,005,436     10.690350  to      16.104729       126,922,297
American Funds Growth Fund -- Class 2                               90,341,078      9.520749  to      15.326059     1,090,780,558
American Funds Growth-Income Fund -- Class 2                        77,631,242     13.234569  to      16.080949     1,077,570,612
American Funds International Fund -- Class 2                        21,526,334     10.833523  to      16.442063       307,069,138
American Funds New World Fund -- Class 2                             4,067,400     19.667749  to      23.893265        86,220,403
American Funds Global Small Capitalization Fund -- Class 2           6,685,240     14.633974  to      21.237999       121,147,942
Evergreen VA Balanced Fund -- Class I                                  359,271      0.986711  to       1.049553           365,970
Evergreen VA Growth Fund -- Class I                                  1,346,122      0.986828  to       1.435554         1,517,109
Evergreen VA International Equity Fund -- Class I                      936,800      1.181155  to       2.003304         1,304,808
Evergreen VA Omega Fund -- Class I                                     188,667      0.650602  to       0.850503           132,929
Evergreen VA Special Values Fund -- Class I                          8,343,045      1.585609  to       2.140076        14,896,356
Evergreen VA Fundamental Large Cap Fund -- Class I                     552,978      1.257282  to       1.363805           739,702
Franklin Rising Dividends Securities Fund -- Class 2                21,507,597     14.969769  to      15.859096       330,691,165
Franklin Income Securities Fund -- Class 2                          68,076,771     14.974072  to      16.081071     1,053,221,765
Franklin Large Cap Growth Securities Fund -- Class 2                 6,501,275     11.441566  to      12.287759        76,629,300
Franklin Real Estate Fund -- Class 2                                   268,997     24.973953  to      28.439936         7,478,775
Franklin Small-Mid Cap Growth Securities Fund -- Class 2            11,018,546      7.373627  to      13.557262       113,386,647
Franklin Strategic Income Fund -- Class 1                           12,271,299     14.147771  to      16.357179       183,563,530
Franklin Flex Cap Growth Securities -- Class 2                       1,432,706     10.640852  to      10.978096        15,463,988
Franklin Large Cap Value Securities -- Class 2                         594,120     11.576666  to      11.823520         6,969,495
Mutual Shares Securities Fund -- Class 2                            42,050,421     15.901411  to      19.967361       718,848,534
Templeton Developing Markets Securities Fund -- Class 1              2,958,944     19.445955  to      24.325859        64,693,728
Templeton Foreign Securities Fund -- Class 2                        19,212,496     12.571975  to      14.861904       256,834,937
Templeton Global Asset Allocation Fund -- Class 2                      228,580     14.748003  to      17.281807         3,671,029
Templeton Growth Securities Fund -- Class 2                         34,745,086     14.528955  to      17.490982       545,094,563
Mutual Discovery Securities Fund -- Class 2                          6,622,865     19.287666  to      20.433373       131,109,121
Hartford Advisors HLS Fund -- Class IB                              34,794,900      1.043392  to       1.283584        38,283,527
Hartford Total Return Bond HLS Fund -- Class IB                     70,136,640      1.208958  to       1.466249        86,824,375
Hartford Capital Appreciation HLS Fund -- Class IB                  52,050,735      1.413662  to       2.357117        80,495,468
Hartford Dividend and Growth HLS Fund -- Class IB                   47,016,088      1.285670  to       1.578268        62,286,507
Hartford Focus HLS Fund -- Class IB                                      6,780      1.140237  to       1.140237             7,731

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund -- Class IB                          164,288     $1.960059  to      $1.980819          $324,965
Hartford Global Communications HLS Fund -- Class IB                      4,532      1.319404  to       1.319404             5,979
Hartford Global Financial Services HLS Fund -- Class IB                 60,363      1.385583  to       1.385583            83,637
Hartford Global Health HLS Fund -- Class IB                            464,046      2.055824  to       2.101222           974,081
Hartford Global Leaders HLS Fund -- Class IB                         1,193,236      1.998303  to       2.057130         2,449,492
Hartford Global Technology HLS Fund -- Class IB                        989,128      0.523382  to       0.534995           529,139
Hartford Disciplined Equity HLS Fund -- Class IB                       666,983      1.348591  to       1.388298           923,356
Hartford Growth HLS Fund -- Class IB                                    68,925      1.281511  to       1.311312            90,253
Hartford Growth Opportunities HLS Fund -- Class IB                     110,159      1.539813  to       1.575584           172,869
Hartford High Yield HLS Fund -- Class IB                               355,125      1.345629  to       1.385264           490,775
Hartford Index HLS Fund -- Class IB                                    296,040      5.104819  to       5.255117         1,553,347
Hartford International Capital Appreciation HLS Fund -- Class          349,589      1.570859  to       1.612967           562,048
 IB
Hartford International Small Company HLS Fund -- Class IB               93,026      2.183990  to       2.242458           208,527
Hartford International Opportunities HLS Fund -- Class IB            7,417,734      1.385228  to       1.492426        10,551,608
Hartford MidCap HLS Fund -- Class IB                                 1,359,666      3.936774  to       3.978508         5,406,417
Hartford MidCap Value HLS Fund -- Class IB                             310,322      1.679024  to       1.712649           529,422
Hartford Money Market HLS Fund -- Class IA                         126,544,610      1.011338  to       1.139019       136,616,605
Hartford Money Market HLS Fund -- Class IB                          26,519,595      0.977883  to       1.160647        26,517,860
Hartford Mortgage Securities HLS Fund -- Class IB                      144,865      2.863385  to       2.893710           418,977
Hartford Small Company HLS Fund -- Class IB                          6,407,039      1.384540  to       1.779188         9,451,574
Hartford SmallCap Growth HLS Fund -- Class IB                          125,852      1.374628  to       1.406553           176,351
Hartford Stock HLS Fund -- Class IB                                 29,689,965      0.980820  to       1.226336        30,943,820
Hartford U.S. Government Securities HLS Fund -- Class IB               621,553      1.077824  to       1.102881           684,350
Hartford Value HLS Fund -- Class IB                                    192,688      1.318772  to       1.333769           255,994
Hartford Value Opportunities HLS Fund -- Class IB                      207,485      1.581867  to       1.618630           334,880
Hartford Equity Income HLS Fund -- Class IB                             39,123      1.393396  to       1.415573            54,906
Huntington Income Equity Fund                                          310,526      1.372769  to      14.840346         1,799,028
Huntington VA Dividend Capture Fund                                    831,808      1.562199  to      15.924157         5,823,551
Huntington VA Growth Fund                                              287,382      0.901767  to      12.754573           956,569
Huntington VA Mid Corp America Fund                                    618,524      1.654112  to      17.348640         3,792,886
Huntington VA New Economy Fund                                         591,443      1.709765  to      18.218784         2,915,666
Huntington VA Rotating Markets Fund                                    215,573      1.504273  to      17.606028         1,387,064
Huntington VA International Equity Fund                                350,501      1.553815  to      14.430333         1,140,989
Huntington VA Macro 100 Fund                                           790,347      1.122950  to       1.155831           903,540
Huntington VA Mortgage Securities Fund                                 295,567      1.065020  to      10.454920           654,181
Huntington VA Situs Small Cap Fund                                   2,333,526      1.310568  to       1.348911         3,107,920
MFS Capital Opportunities Series -- Class INIT                       1,672,317      6.768617  to      10.390804        14,345,462
MFS Emerging Growth Series -- Class INIT                             2,394,377      5.408651  to       8.678651        17,986,994
MFS Global Equity Series -- Class INIT                                 726,642     13.415376  to      16.420004        10,733,651
MFS High Income Series -- Class INIT                                 6,475,602     12.212125  to      13.611711        81,989,721
MFS Investors Growth Stock Series -- Class INIT                      3,406,002      6.328475  to       8.992777        26,092,006
MFS Investors Trust Series -- Class INIT                            15,190,280      9.290918  to      11.127182       147,758,657
MFS Mid Cap Growth Series -- Class INIT                              6,818,880      5.780834  to       6.465044        41,556,832
MFS New Discovery Series -- Class INIT                               8,453,975      8.745989  to      15.374161        96,592,700
MFS Total Return Series -- Class INIT                               33,805,277     12.945087  to      15.907617       469,706,256
MFS Value Series -- Class INIT                                       2,961,083     16.717946  to      17.710966        50,753,521
MFS Research Bond Series -- Class INIT                               1,089,077     10.084786  to      10.344135        11,129,365
MFS Research International Series -- Class INIT                        499,762     14.564440  to      14.847352         7,356,189

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNITS        MINIMUM                     MAXIMUM
                                            OWNED BY         UNIT                        UNIT        CONTRACT
                                          PARTICIPANTS   FAIR VALUE #                FAIR VALUE #   LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Series -- Class INIT               130,403  $11.330079         to       $11.678964      $1,495,769
BlackRock Global Growth V.I. Fund --             17,055  14.337316          to       14.616321          244,810
 Class I
BlackRock Large Cap Growth V.I. Fund --          83,190  9.800579           to       12.152226          947,734
 Class I
U.S. Mid Cap Value -- Class II                      835  11.444937          to       11.473975            9,559
Capital Opportunities -- Class Y                  3,522  4.579776           to       4.615129            16,204
Developing Growth -- Class Y                        688  9.473026           to       9.473026             6,516
Flexible Income -- Class Y                        1,300  11.640579          to       11.640579           15,128
Columbia Asset Allocation Fund VS --          7,864,458  1.058605           to       1.099916         8,516,577
 Class A
Columbia Small Company Growth Fund VS --     18,231,244  1.169031           to       1.214678        21,729,391
 Class A
Columbia Large Cap Value Fund VS --          30,706,634  1.252160           to       1.301073        39,175,294
 Class A
Columbia Marsico International               22,861,542  1.730327           to       1.797836        40,284,985
 Opportunities Fund VS -- Class B
Columbia High Yield Fund VS                  18,662,479  1.514137           to       1.573202        28,836,413
Columbia Marsico Focused Equities Fund       24,629,407  1.206847           to       1.253960        30,347,363
 VS -- Class A
Columbia Marsico Midcap Growth Fund VS       23,929,827  1.114060           to       1.157582        27,165,356
 -- Class A
Columbia Marsico 21st Century Fund VS --      4,913,252  1.668003           to       1.733100         8,365,881
 Class A
Columbia Marsico Midcap Growth Fund VS       38,271,430  0.876416           to       0.910638        34,169,377
 -- Class A
JPMorgan Insurance Trust Balanced               144,615  11.340863          to       11.497963        1,646,833
 Portfolio - 1
JPMorgan Insurance Trust Core Bond            3,760,039  10.183203          to       15.637541       39,591,067
 Portfolio - 1
JPMorgan Insurance Trust Diversified            791,327  12.032363          to       19.397646        9,872,290
 Equity Portfolio - 1
JPMorgan Insurance Trust Intrepid Mid           404,792  14.047695          to       32.231627        5,885,468
 Cap Portfolio - 1
JPMorgan Insurance Trust Equity Index         2,736,191  12.340879          to       12.615484       34,248,560
 Portfolio - 1
JPMorgan Insurance Trust Government Bond      1,519,584  10.229605          to       10.457261       15,768,072
 Portfolio - 1
JPMorgan Insurance Trust Intrepid Growth         19,496  11.190639          to       16.776730          251,987
 Portfolio
JPMorgan Insurance Trust Diversified Mid        965,616  12.475767          to       12.753368       12,211,142
 Cap Growth
 Portfolio - 1
JPMorgan Insurance Trust Diversified Mid        796,457  13.367802          to       22.155425       11,038,250
 Cap Value Portfolio - 1
Jennison 20/20 Focus Portfolio -- Class         103,630  1.382824           to       14.113382          311,417
 II
Jennison Portfolio -- Class II                  382,261  0.895571           to       6.596442           720,561
Prudential Value Portfolio -- Class II          177,936  1.343621           to       1.399343           244,245
SP William Blair International Growth            21,018  1.175236           to       1.198770            24,944
 Portfolio -- Class II
Legg Mason Partners Variable All Cap          1,918,856  1.509106           to       1.553472         2,975,509
 Portfolio -- Class I
Legg Mason Partners Variable Global High        154,528  1.593576           to       1.629638           251,640
 Yield Bond Portfolio --Class I
Legg Mason Partners Variable Investors          666,446  1.408038           to       1.449498           964,766
 Portfolio -- Class I
Legg Mason Partners Variable Total              271,301  1.296582           to       1.334751           360,452
 Return Portfolio -- Class I
Growth and Income -- Class II                     3,128  16.903161          to       17.033843           53,185
Comstock -- Class II                              9,426  16.521234          to       16.982646          157,714
Wells Fargo Advantage VT Asset                   10,126  1.288809           to       1.288809            13,050
 Allocation Fund
Wells Fargo Advantage VT Total Return             6,897  1.186333           to       1.186333             8,183
 Bond Fund
Wells Fargo Advantage VT Equity Income           22,311  1.371494           to       1.404613            31,073
 Fund
Wells Fargo Advantage VT International            7,298  1.416803           to       1.416803            10,340
 Core Fund
Wells Fargo Advantage VT Large Company            7,809  1.044218           to       1.044218             8,154
 Growth Fund
Wells Fargo Advantage VT Small Cap                4,770  1.373834           to       1.373834             6,553
 Growth Fund
STI Classic VT Capital Appreciation Fund        876,624  1.284410           to       13.094006        7,164,974
STI Classic VT Large Cap Relative Value         115,192  1.801290           to       17.875496        1,919,438
 Fund
STI Classic VT Mid-Cap Equity Fund              115,147  1.811129           to       18.039436        1,885,229
STI Classic VT Large Cap Value Equity           442,939  1.773922           to       18.084103        4,348,367
 Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              UNITS        MINIMUM                     MAXIMUM
                                            OWNED BY         UNIT                        UNIT        CONTRACT
                                          PARTICIPANTS   FAIR VALUE #                FAIR VALUE #   LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD
 (BY SUB-ACCOUNT):
AIM V.I. Basic Value Fund -- Class S1            18,369  $1.515300          to       $1.515300          $27,835
AIM V.I. Core Equity Fund -- Class S1             2,657  11.786890          to       11.862953           31,439
AIM V.I. Government Securities Fund --           67,788  1.097513           to       1.118895            75,415
 Class S1
AIM V.I. Mid Cap Core Equity Fund --             67,364  1.657113           to       1.662856           111,692
 Class S1
AIM V.I. Small Cap Equity Fund -- Class             576  14.393644          to       14.393644            8,291
 S1
American Funds Global Growth and Income           3,294  10.916816          to       10.916816           35,962
 Fund -- Class 2
American Funds Asset Allocation Fund --          27,468  13.201503          to       14.607981          379,521
 Class 2
American Funds Blue Chip Income and             124,071  1.201039           to       1.222097           149,805
 Growth Fund -- Class 2
American Funds Bond Fund -- Class 2               7,464  13.768780          to       14.280672          105,465
American Funds Global Growth Fund --              4,239  15.715000          to       15.880469           67,092
 Class 2
American Funds Growth Fund -- Class 2            30,989  9.883829           to       14.955042          446,826
American Funds Growth-Income Fund --             57,008  13.749676          to       15.691799          832,829
 Class 2
American Funds International Fund --             13,642  12.329933          to       16.442063          216,612
 Class 2
American Funds New World Fund -- Class              107  23.315183          to       23.315183            2,496
 2
American Funds Global Small                       2,358  19.959924          to       21.237999           49,561
 Capitalization Fund -- Class 2
Evergreen VA Growth Fund -- Class I               2,767  1.435554           to       1.435554             3,972
Evergreen VA Special Values Fund --               1,879  2.140076           to       2.140076             4,021
 Class I
Franklin Rising Dividends Securities             10,151  15.599375          to       15.628035          158,507
 Fund -- Class 2
Franklin Income Securities Fund -- Class         23,442  15.563987          to       15.791417          370,141
 2
Franklin Large Cap Growth Securities              1,167  11.864766          to       12.066346           14,002
 Fund -- Class 2
Franklin Real Estate Fund -- Class 2                220  28.439936          to       28.439936            6,250
Franklin Small-Mid Cap Growth Securities          9,140  7.718230           to       13.557262           87,485
 Fund -- Class 2
Franklin Strategic Income Fund -- Class           5,358  14.676179          to       15.961428           84,770
 1
Franklin Mutual Shares Securities Fund            5,309  17.190694          to       19.484223          100,006
 -- Class 2
Templeton Developing Markets Securities              75  23.736639          to       23.736639            1,771
 Fund -- Class 1
Templeton Foreign Securities Fund --              5,388  13.080832          to       14.502211           75,091
 Class 2
Templeton Global Asset Allocation Fund              384  16.255057          to       16.255057            6,247
 -- Class 2
Templeton Growth Securities Fund --              26,242  15.486358          to       17.067720          416,780
 Class 2
Mutual Discovery Securities Fund --               3,208  20.098790          to       20.135705           64,582
 Class 2
Hartford Advisors HLS Fund -- Class IB           19,262  1.283584           to       1.283584            24,724
Hartford Total Return Bond HLS Fund --           11,856  1.258021           to       1.258021            14,915
 Class IB
Hartford Capital Appreciation HLS Fund           17,937  1.468856           to       2.357117            27,457
 -- Class IB
Hartford International Opportunities HLS          1,486  1.492426           to       1.492426             2,218
 Fund -- Class IB
Hartford Money Market HLS Fund -- Class          33,440  1.130667           to       1.130667            37,809
 IA
Hartford Money Market HLS Fund -- Class          92,557  1.016067           to       1.016067            94,044
 IB
MFS High Income Series -- Class INIT              2,611  12.927436          to       12.927436           33,757
MFS Investors Growth Stock Series --              1,550  8.870565           to       8.870565            13,748
 Class INIT
MFS Investors Trust Series -- Class               3,731  9.591964           to       11.127182           38,439
 INIT
MFS New Discovery Series -- Class INIT            1,744  9.113795           to       15.233493           22,591
MFS Total Return Series -- Class INIT            25,127  13.428632          to       15.522712          378,689
Columbia Small Company Growth Fund VS --         11,728  1.214678           to       1.214678            14,245
 Class A
Columbia Large Cap Value Fund VS --              55,203  1.301073           to       1.306154            71,968
 Class A
Columbia Marsico International                   12,850  1.797836           to       1.797836            23,102
 Opportunities Fund VS -- Class B
Columbia Marsico Focused Equities Fund           27,276  1.253960           to       1.253960            34,203
 VS -- Class A

#  Rounded unit values

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                AIM V.I.
                                       AIM V.I.                  CAPITAL
                                   BASIC VALUE FUND         APPRECIATION FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (A)(B)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $362,416                  $24,544
                                     -------------            -------------
EXPENSE:
 Mortality and expense risk
  charges                               (1,573,287)                (784,083)
                                     -------------            -------------
  Net investment income (loss)          (1,210,871)                (759,539)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,944,788                6,935,147
 Net realized gain on
  distributions                          4,007,164                  874,160
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,177,956               (4,541,925)
                                     -------------            -------------
  Net gain (loss) on
   investments                          11,129,908                3,267,382
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $9,919,037               $2,507,843
                                     =============            =============

(a) Effective April 28, 2006, AIM V.I. Aggressive Growth Fund merged with AIM V.I. Capital Appreciation Fund.

(b) Effective November 6, 2006 AIM V.I. Demographic Trends Fund merged with AIM V.I. Capital Appreciation Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.                 AIM V.I.                                      AIM V. I.
                                        CORE                  GOVERNMENT               AIM V.I.            INTERNATIONAL
                                     EQUITY FUND            SECURITIES FUND        HIGH YIELD FUND          GROWTH FUND
                                   SUB-ACCOUNT (C)            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,862,181               $8,982,092              $134,789                $404,788
                                    -------------            -------------            ----------            ------------
EXPENSE:
 Mortality and expense risk
  charges                              (1,948,426)              (3,461,734)              (31,392)               (555,438)
                                    -------------            -------------            ----------            ------------
  Net investment income
   (loss)                                 (86,245)               5,520,358               103,397                (150,650)
                                    -------------            -------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                13,875,771                 (250,640)               16,083                 417,610
 Net realized gain on
  distributions                                --                       --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             505,980               (1,274,690)               20,258               7,309,528
                                    -------------            -------------            ----------            ------------
  Net gain (loss) on
   investments                         14,381,751               (1,525,330)               36,341               7,727,138
                                    -------------            -------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $14,295,506               $3,995,028              $139,738              $7,576,488
                                    =============            =============            ==========            ============

                                 AIM V.I.
                                  MID CAP                 AIM V.I.                AIM V.I.              AMERICAN
                                   CORE                  SMALL CAP               LARGE CAP            FUNDS GLOBAL
                                EQUITY FUND             EQUITY FUND             GROWTH FUND             BOND FUND
                                SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (D)        SUB-ACCOUNT (E)
-----------------------------  ---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $1,071,058                    $ --                 $87,566              $17,714
                               -------------            ------------            ------------            ---------
EXPENSE:
 Mortality and expense risk
  charges                         (1,940,447)               (304,785)               (367,810)              (4,640)
                               -------------            ------------            ------------            ---------
  Net investment income
   (loss)                           (869,389)               (304,785)               (280,244)              13,074
                               -------------            ------------            ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              812,143                  71,823               2,223,174                1,163
 Net realized gain on
  distributions                   11,412,044                 770,576                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,471,503)              1,525,257                (663,937)             (19,408)
                               -------------            ------------            ------------            ---------
  Net gain (loss) on
   investments                    10,752,684               2,367,656               1,559,237              (18,245)
                               -------------            ------------            ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                     $9,883,295              $2,062,871              $1,278,993              $(5,171)
                               =============            ============            ============            =========

(c) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(d) Effective June 12, 2006, AIM V.I. Blue Chip Fund merged with AIM V.I. Large Cap Growth Fund.

(e)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       AMERICAN
                                        FUNDS
                                        GLOBAL                 AMERICAN
                                      GROWTH AND              FUNDS ASSET
                                     INCOME FUND            ALLOCATION FUND
                                   SUB-ACCOUNT (E)            SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $223,541               $9,889,388
                                     ------------            -------------
EXPENSE:
 Mortality and expense risk
  charges                                (221,663)              (7,061,081)
                                     ------------            -------------
  Net investment income (loss)              1,878                2,828,307
                                     ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     5,783                1,333,335
 Net realized gain on
  distributions                                --                5,615,176
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,452,071               41,963,576
                                     ------------            -------------
  Net gain (loss) on
   investments                          3,457,854               48,912,087
                                     ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,459,732              $51,740,394
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN
                                   FUNDS
                                 BLUE CHIP           AMERICAN            AMERICAN             AMERICAN
                                INCOME AND             FUNDS           FUNDS GLOBAL            FUNDS
                                GROWTH FUND          BOND FUND          GROWTH FUND         GROWTH FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $2,512,340         $11,517,226            $934,486           $8,204,806
                               -------------       -------------       -------------       --------------
EXPENSE:
 Mortality and expense risk
  charges                         (3,664,094)         (4,832,257)         (1,754,613)         (16,110,569)
                               -------------       -------------       -------------       --------------
  Net investment income
   (loss)                         (1,151,754)          6,684,969            (820,127)          (7,905,763)
                               -------------       -------------       -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            1,770,703             289,787           1,082,699            9,340,090
 Net realized gain on
  distributions                   11,361,776                  --                  --            6,034,311
 Net unrealized appreciation
  (depreciation) of
  investments during the year     19,681,023           8,604,010          18,408,148           72,666,049
                               -------------       -------------       -------------       --------------
  Net gain (loss) on
   investments                    32,813,502           8,893,797          19,490,847           88,040,450
                               -------------       -------------       -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $31,661,748         $15,578,766         $18,670,720          $80,134,687
                               =============       =============       =============       ==============

                                                                                               AMERICAN
                                                      AMERICAN                                  FUNDS
                                  AMERICAN              FUNDS             AMERICAN           GLOBAL SMALL
                               FUNDS GROWTH-        INTERNATIONAL         FUNDS NEW         CAPITALIZATION
                                INCOME FUND             FUND             WORLD FUND              FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $15,569,933          $4,574,213          $1,010,720            $476,288
                               --------------       -------------       -------------       -------------
EXPENSE:
 Mortality and expense risk
  charges                         (15,602,306)         (4,070,910)         (1,071,234)         (1,731,404)
                               --------------       -------------       -------------       -------------
  Net investment income
   (loss)                             (32,373)            503,303             (60,514)         (1,255,116)
                               --------------       -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             4,517,270             951,664             449,919             539,159
 Net realized gain on
  distributions                    22,377,028           2,239,132             505,360           5,322,958
 Net unrealized appreciation
  (depreciation) of
  investments during the year      94,125,066          36,559,038          16,621,201          15,331,476
                               --------------       -------------       -------------       -------------
  Net gain (loss) on
   investments                    121,019,364          39,749,834          17,576,480          21,193,593
                               --------------       -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $120,986,991         $40,253,137         $17,515,966         $19,938,477
                               ==============       =============       =============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                   EVERGREEN VA         EVERGREEN VA
                                   BALANCED FUND         GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,770                 $ --
                                     ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (3,464)             (15,314)
                                     ---------            ---------
  Net investment income (loss)           2,306              (15,314)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    634                1,077
 Net realized gain on
  distributions                             --               30,200
 Net unrealized appreciation
  (depreciation) of
  investments during the year           14,887               58,774
                                     ---------            ---------
  Net gain (loss) on
   investments                          15,521               90,051
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $17,827              $74,737
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   EVERGREEN VA                               EVERGREEN VA          EVERGREEN VA
                                  INTERNATIONAL         EVERGREEN VA         SPECIAL VALUES          FUNDAMENTAL
                                   EQUITY FUND           OMEGA FUND               FUND             LARGE CAP FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $35,875                $ --                $103,127               $8,658
                                    ----------            --------            ------------            ---------
EXPENSE:
 Mortality and expense risk
  charges                              (12,267)             (1,158)               (161,839)              (5,839)
                                    ----------            --------            ------------            ---------
  Net investment income
   (loss)                               23,608              (1,158)                (58,712)               2,819
                                    ----------            --------            ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (129)                 97                   7,015                  121
 Net realized gain on
  distributions                         52,715                  --               1,513,849               11,217
 Net unrealized appreciation
  (depreciation) of
  investments during the year           73,768               9,573                 275,304               45,615
                                    ----------            --------            ------------            ---------
  Net gain (loss) on
   investments                         126,354               9,670               1,796,168               56,953
                                    ----------            --------            ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $149,962              $8,512              $1,737,456              $59,772
                                    ==========            ========            ============            =========

                                      FRANKLIN                                           FRANKLIN
                                       RISING                   FRANKLIN                 LARGE CAP                FRANKLIN
                                      DIVIDENDS                  INCOME                   GROWTH                    REAL
                                   SECURITIES FUND          SECURITIES FUND           SECURITIES FUND           ESTATE FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,621,009               $29,479,981                 $494,501                $146,943
                                    -------------            --------------            -------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                              (4,221,847)              (13,843,066)              (1,115,779)               (103,105)
                                    -------------            --------------            -------------            ------------
  Net investment income
   (loss)                              (1,600,838)               15,636,915                 (621,278)                 43,838
                                    -------------            --------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   285,391                   431,302                   59,176                 323,369
 Net realized gain on
  distributions                         1,240,729                 3,943,309                       --                 570,864
 Net unrealized appreciation
  (depreciation) of
  investments during the year          36,014,327               110,069,793                6,597,425                 307,116
                                    -------------            --------------            -------------            ------------
  Net gain (loss) on
   investments                         37,540,447               114,444,404                6,656,601               1,201,349
                                    -------------            --------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $35,939,609              $130,081,319               $6,035,323              $1,245,187
                                    =============            ==============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       FRANKLIN
                                       SMALL-MID                FRANKLIN
                                      CAP GROWTH            STRATEGIC INCOME
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --               $7,915,917
                                     -------------            -------------
EXPENSE:
 Mortality and expense risk
  charges                               (1,828,041)              (2,689,541)
                                     -------------            -------------
  Net investment income (loss)          (1,828,041)               5,226,376
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,277,233                   97,343
 Net realized gain on
  distributions                                 --                1,037,554
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7,700,178                4,377,099
                                     -------------            -------------
  Net gain (loss) on
   investments                           8,977,411                5,511,996
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $7,149,370              $10,738,372
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN               FRANKLIN                                       TEMPLETON
                                       FLEX                LARGE CAP                                       DEVELOPING
                                    CAP GROWTH               VALUE               MUTUAL SHARES              MARKETS
                                  SECURITIES FUND       SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,192               $83,924               $7,671,406                $668,925
                                    -----------            ----------            -------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                              (195,705)              (65,724)              (9,657,397)               (896,229)
                                    -----------            ----------            -------------            ------------
  Net investment income
   (loss)                              (194,513)               18,200               (1,985,991)               (227,304)
                                    -----------            ----------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  18,055                13,563                1,513,826                (237,488)
 Net realized gain on
  distributions                              --                11,236               19,537,077                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           527,954               596,571               74,383,827              12,121,911
                                    -----------            ----------            -------------            ------------
  Net gain (loss) on
   investments                          546,009               621,370               95,434,730              11,884,423
                                    -----------            ----------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $351,496              $639,570              $93,448,739             $11,657,119
                                    ===========            ==========            =============            ============


                                      TEMPLETON              TEMPLETON               TEMPLETON                 MUTUAL
                                       FOREIGN              GLOBAL ASSET              GROWTH                  DISCOVERY
                                   SECURITIES FUND        ALLOCATION FUND         SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,643,184              $241,279               $5,722,663               $1,017,451
                                    -------------            ----------            -------------            -------------
EXPENSE:
 Mortality and expense risk
  charges                              (3,553,443)              (46,998)              (7,093,203)              (1,609,004)
                                    -------------            ----------            -------------            -------------
  Net investment income
   (loss)                                (910,259)              194,281               (1,370,540)                (591,553)
                                    -------------            ----------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   861,402                23,285                  590,699                 (158,846)
 Net realized gain on
  distributions                                --               215,693               15,942,936                3,597,567
 Net unrealized appreciation
  (depreciation) of
  investments during the year          38,926,494               173,545               66,661,721               15,083,965
                                    -------------            ----------            -------------            -------------
  Net gain (loss) on
   investments                         39,787,896               412,523               83,195,356               18,522,686
                                    -------------            ----------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $38,877,637              $606,804              $81,824,816              $17,931,133
                                    =============            ==========            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          HARTFORD
                                       HARTFORD         TOTAL RETURN
                                       ADVISERS             BOND
                                       HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $781,485          $3,897,010
                                     ------------       -------------
EXPENSE:
 Mortality and expense risk
  charges                                (676,261)         (1,651,871)
                                     ------------       -------------
  Net investment income (loss)            105,224           2,245,139
                                     ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   181,820            (384,495)
 Net realized gain on
  distributions                         2,723,426              12,639
 Net unrealized appreciation
  (depreciation) of
  investments during the year             101,956             340,216
                                     ------------       -------------
  Net gain (loss) on
   investments                          3,007,202             (31,640)
                                     ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,112,426          $2,213,499
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              HARTFORD            HARTFORD
                               CAPITAL          DIVIDEND AND            HARTFORD           HARTFORD
                            APPRECIATION           GROWTH                FOCUS          GLOBAL ADVISERS
                              HLS FUND            HLS FUND              HLS FUND           HLS FUND
                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                       $841,901            $853,292               $38               $7,780
                            -------------       -------------            ------            ---------
EXPENSE:
 Mortality and expense
  risk charges                 (1,405,907)         (1,100,376)             (102)              (4,112)
                            -------------       -------------            ------            ---------
  Net investment income
   (loss)                        (564,006)           (247,084)              (64)               3,668
                            -------------       -------------            ------            ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions      1,155,599           1,108,740                12                 (287)
 Net realized gain on
  distributions                 9,991,706           4,402,304               563               11,621
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            104,004           4,652,442                59                7,838
                            -------------       -------------            ------            ---------
  Net gain (loss) on
   investments                 11,251,309          10,163,486               634               19,172
                            -------------       -------------            ------            ---------
  Net increase (decrease)
   in net assets resulting
   from operations            $10,687,303          $9,916,402              $570              $22,840
                            =============       =============            ======            =========

                                 HARTFORD             HARTFORD
                                  GLOBAL               GLOBAL               HARTFORD              HARTFORD
                              COMMUNICATIONS     FINANCIAL SERVICES      GLOBAL HEALTH         GLOBAL LEADERS
                                 HLS FUND             HLS FUND              HLS FUND              HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $88                 $1,097                  $ --               $10,567
                                   -----              ---------            ----------            ----------
EXPENSE:
 Mortality and expense
  risk charges                       (69)                (1,066)              (11,660)              (30,602)
                                   -----              ---------            ----------            ----------
  Net investment income
   (loss)                             19                     31               (11,660)              (20,035)
                                   -----              ---------            ----------            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            --                     62                 1,893                (2,327)
 Net realized gain on
  distributions                      817                  3,044               135,501               131,315
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               153                 10,121               (41,081)              163,498
                                   -----              ---------            ----------            ----------
  Net gain (loss) on
   investments                       970                 13,227                96,313               292,486
                                   -----              ---------            ----------            ----------
  Net increase (decrease)
   in net assets resulting
   from operations                  $989                $13,258               $84,653              $272,451
                                   =====              =========            ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     HARTFORD             HARTFORD
                                      GLOBAL             DISCIPLINED
                                    TECHNOLOGY             EQUITY
                                     HLS FUND             HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $6,546
                                     ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (6,365)             (11,709)
                                     ---------            ---------
  Net investment income (loss)          (6,365)              (5,163)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (6,647)                (317)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           55,520               95,896
                                     ---------            ---------
  Net gain (loss) on
   investments                          48,873               95,579
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $42,508              $90,416
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       HARTFORD
                                   HARTFORD             GROWTH              HARTFORD              HARTFORD
                                    GROWTH           OPPORTUNITIES         HIGH YIELD              INDEX
                                   HLS FUND            HLS FUND             HLS FUND              HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --                 $747              $65,070               $20,926
                                    -------            ---------            ---------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (816)              (1,660)              (5,480)              (18,426)
                                    -------            ---------            ---------            ----------
  Net investment income
   (loss)                              (816)                (913)              59,590                 2,500
                                    -------            ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   7                  788                  662                (7,333)
 Net realized gain on
  distributions                       5,524               16,071                   --               161,047
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (390)              (2,939)             (21,225)               34,394
                                    -------            ---------            ---------            ----------
  Net gain (loss) on
   investments                        5,141               13,920              (20,563)              188,108
                                    -------            ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $4,325              $13,007              $39,027              $190,608
                                    =======            =========            =========            ==========

                                    HARTFORD
                                  INTERNATIONAL          HARTFORD               HARTFORD
                                     CAPITAL           INTERNATIONAL         INTERNATIONAL             HARTFORD
                                  APPRECIATION         SMALL COMPANY         OPPORTUNITIES              MIDCAP
                                    HLS FUND             HLS FUND               HLS FUND               HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,238               $2,729                $117,286                $44,635
                                    ---------            ---------            ------------            -----------
EXPENSE:
 Mortality and expense risk
  charges                              (5,997)              (2,048)               (189,369)               (67,472)
                                    ---------            ---------            ------------            -----------
  Net investment income
   (loss)                              (3,759)                 681                 (72,083)               (22,837)
                                    ---------            ---------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   839                 (177)                462,113                 18,698
 Net realized gain on
  distributions                        40,829               21,939                 788,766                825,928
 Net unrealized appreciation
  (depreciation) of
  investments during the year          48,823               13,122                 906,529               (313,563)
                                    ---------            ---------            ------------            -----------
  Net gain (loss) on
   investments                         90,491               34,884               2,157,408                531,063
                                    ---------            ---------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $86,732              $35,565              $2,085,325               $508,226
                                    =========            =========            ============            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     HARTFORD               HARTFORD
                                   MIDCAP VALUE           MONEY MARKET
                                     HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,820               $7,077,586
                                     ---------            -------------
EXPENSE:
 Mortality and expense risk
  charges                               (7,271)              (2,541,902)
                                     ---------            -------------
  Net investment income (loss)          (4,451)               4,535,684
                                     ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  6,537                       --
 Net realized gain on
  distributions                         63,071                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,412                       --
                                     ---------            -------------
  Net gain (loss) on
   investments                          78,020                       --
                                     ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $73,569               $4,535,684
                                     =========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HARTFORD                                     HARTFORD
                                    MORTGAGE               HARTFORD              SMALLCAP               HARTFORD
                                   SECURITIES           SMALL COMPANY             GROWTH                 STOCK
                                    HLS FUND               HLS FUND              HLS FUND               HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $40,686                  $9,572                 $224                $317,985
                                    ---------            ------------            ---------            ------------
EXPENSE:
 Mortality and expense risk
  charges                              (5,134)               (168,236)              (2,193)               (525,528)
                                    ---------            ------------            ---------            ------------
  Net investment income
   (loss)                              35,552                (158,664)              (1,969)               (207,543)
                                    ---------            ------------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (171)                676,893                 (895)                460,713
 Net realized gain on
  distributions                            --               1,451,121               11,492               1,727,295
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (23,151)               (827,320)              (2,382)              1,547,962
                                    ---------            ------------            ---------            ------------
  Net gain (loss) on
   investments                        (23,322)              1,300,694                8,215               3,735,970
                                    ---------            ------------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $12,230              $1,142,030               $6,246              $3,528,427
                                    =========            ============            =========            ============

                                    HARTFORD                                  HARTFORD
                                 U.S. GOVERNMENT         HARTFORD               VALUE             HARTFORD
                                   SECURITIES              VALUE            OPPORTUNITIES       EQUITY INCOME
                                    HLS FUND             HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $21,034               $2,025               $2,983               $727
                                    ---------            ---------            ---------            -------
EXPENSE:
 Mortality and expense risk
  charges                              (8,347)              (3,402)              (3,041)              (430)
                                    ---------            ---------            ---------            -------
  Net investment income
   (loss)                              12,687               (1,377)                 (58)               297
                                    ---------            ---------            ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (135)                  70                   95                395
 Net realized gain on
  distributions                            --                6,579               32,894                 50
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,897               36,623               10,417              4,509
                                    ---------            ---------            ---------            -------
  Net gain (loss) on
   investments                          2,762               43,272               43,406              4,954
                                    ---------            ---------            ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $15,449              $41,895              $43,348             $5,251
                                    =========            =========            =========            =======

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   HUNTINGTON VA         HUNTINGTON VA
                                       INCOME               DIVIDEND
                                    EQUITY FUND           CAPTURE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $30,431              $146,258
                                     ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                               (28,699)              (82,927)
                                     ----------            ----------
  Net investment income (loss)            1,732                63,331
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  17,134                 6,342
 Net realized gain on
  distributions                          45,842                96,006
 Net unrealized appreciation
  (depreciation) of
  investments during the year            94,728               471,318
                                     ----------            ----------
  Net gain (loss) on
   investments                          157,704               573,666
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $159,436              $636,997
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                  HUNTINGTON VA           MID CORP            NEW ECONOMY             ROTATING
                                   GROWTH FUND          AMERICA FUND              FUND              MARKETS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,298               $11,051                $2,246                $7,200
                                    ---------            ----------            ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                             (15,063)              (53,180)              (39,187)              (21,619)
                                    ---------            ----------            ----------            ----------
  Net investment income
   (loss)                             (11,765)              (42,129)              (36,941)              (14,419)
                                    ---------            ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 6,993                15,410                 2,536                18,059
 Net realized gain on
  distributions                         9,150                33,799                28,216                38,861
 Net unrealized appreciation
  (depreciation) of
  investments during the year          43,906               157,470               193,307               150,957
                                    ---------            ----------            ----------            ----------
  Net gain (loss) on
   investments                         60,049               206,679               224,059               207,877
                                    ---------            ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $48,284              $164,550              $187,118              $193,458
                                    =========            ==========            ==========            ==========

                                  HUNTINGTON VA        HUNTINGTON VA        HUNTINGTON VA        HUNTINGTON VA
                                  INTERNATIONAL          MACRO 100            MORTGAGE            SITUS SMALL
                                   EQUITY FUND             FUND            SECURITIES FUND          CAP FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $8,022                 $676               $1,386                $1,899
                                    ---------            ---------            ---------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (6,475)             (10,491)              (4,119)              (39,714)
                                    ---------            ---------            ---------            ----------
  Net investment income
   (loss)                               1,547               (9,815)              (2,733)              (37,815)
                                    ---------            ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   209                  742                   31                 1,181
 Net realized gain on
  distributions                         5,092                4,944                   --                31,681
 Net unrealized appreciation
  (depreciation) of
  investments during the year          92,300               32,813               15,631                78,912
                                    ---------            ---------            ---------            ----------
  Net gain (loss) on
   investments                         97,601               38,499               15,662               111,774
                                    ---------            ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $99,148              $28,684              $12,929               $73,959
                                    =========            =========            =========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      MFS CAPITAL              MFS EMERGING
                                  OPPORTUNITIES SERIES        GROWTH SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $66,211                     $ --
                                      ------------             ------------
EXPENSE:
 Mortality and expense risk
  charges                                 (223,509)                (283,917)
                                      ------------             ------------
  Net investment income (loss)            (157,298)                (283,917)
                                      ------------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (731,414)                (750,437)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,505,709                2,114,840
                                      ------------             ------------
  Net gain (loss) on
   investments                           1,774,295                1,364,403
                                      ------------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,616,997               $1,080,486
                                      ============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MFS GLOBAL               MFS HIGH               MFS INVESTORS             MFS INVESTORS
                                   EQUITY SERIES            INCOME SERIES         GROWTH STOCK SERIES          TRUST SERIES
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $44,700               $6,084,955                     $ --                  $584,923
                                    ------------            -------------             ------------             -------------
EXPENSE:
 Mortality and expense risk
  charges                               (153,229)              (1,309,422)                (427,697)               (2,072,223)
                                    ------------            -------------             ------------             -------------
  Net investment income
   (loss)                               (108,529)               4,775,533                 (427,697)               (1,487,300)
                                    ------------            -------------             ------------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   98,774                  245,715                 (140,864)                  237,929
 Net realized gain on
  distributions                          664,741                       --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,213,349                1,549,138                2,072,877                15,124,337
                                    ------------            -------------             ------------             -------------
  Net gain (loss) on
   investments                         1,976,864                1,794,853                1,932,013                15,362,266
                                    ------------            -------------             ------------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,868,335               $6,570,386               $1,504,316               $13,874,966
                                    ============            =============             ============             =============

                                                                                  MFS TOTAL
                                    MFS MID CAP                MFS NEW             RETURN                    MFS
                                   GROWTH SERIES          DISCOVERY SERIES         SERIES                VALUE SERIES
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                     $ --          $9,022,697                $270,713
                                    ------------            -------------       -------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                               (711,190)              (1,311,505)         (6,639,475)               (544,467)
                                    ------------            -------------       -------------            ------------
  Net investment income
   (loss)                               (711,190)              (1,311,505)          2,383,222                (273,754)
                                    ------------            -------------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  484,382                1,039,273             699,273                  50,706
 Net realized gain on
  distributions                        1,447,433                1,238,573          12,092,329                 765,223
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (853,065)               8,897,729          24,783,649               5,318,474
                                    ------------            -------------       -------------            ------------
  Net gain (loss) on
   investments                         1,078,750               11,175,575          37,575,251               6,134,403
                                    ------------            -------------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $367,560               $9,864,070         $39,958,473              $5,860,649
                                    ============            =============       =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                MFS
                                         MFS                 RESEARCH
                                      RESEARCH             INTERNATIONAL
                                     BOND SERIES              SERIES
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $157,284                $62,945
                                     -----------            -----------
EXPENSE:
 Mortality and expense risk
  charges                               (104,416)               (93,114)
                                     -----------            -----------
  Net investment income (loss)            52,868                (30,169)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    3,751               (501,437)
 Net realized gain on
  distributions                           17,786                154,165
 Net unrealized appreciation
  (depreciation) of
  investments during the year            166,628                577,639
                                     -----------            -----------
  Net gain (loss) on
   investments                           188,165                230,367
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $241,033               $200,198
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           BLACKROCK
                                       MFS                  GLOBAL               BLACKROCK
                                     RESEARCH             GROWTH V.I.            LARGE CAP           U.S. MID CAP
                                      SERIES                 FUND            GROWTH V. I. FUND           VALUE
                                   SUB-ACCOUNT          SUB-ACCOUNT (F)       SUB-ACCOUNT (G)       SUB-ACCOUNT (H)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $6,327                $2,173                 $2,671               $ --
                                    ----------             ---------             ----------              -----
EXPENSE:
 Mortality and expense risk
  charges                              (20,204)               (4,215)               (20,437)               (47)
                                    ----------             ---------             ----------              -----
  Net investment income
   (loss)                              (13,877)               (2,042)               (17,766)               (47)
                                    ----------             ---------             ----------              -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  7,602                 7,794                151,776                  8
 Net realized gain on
  distributions                             --                    --                     --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          110,717                36,432                (88,135)               817
                                    ----------             ---------             ----------              -----
  Net gain (loss) on
   investments                         118,319                44,226                 63,641                825
                                    ----------             ---------             ----------              -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $104,442               $42,184                $45,875               $778
                                    ==========             =========             ==========              =====


                                                                                                     COLUMBIA
                                     CAPITAL            DEVELOPING            FLEXIBLE           ASSET ALLOCATION
                                  OPPORTUNITIES           GROWTH               INCOME                 FUND VS
                                 SUB-ACCOUNT (H)      SUB-ACCOUNT (H)      SUB-ACCOUNT (H)      SUB-ACCOUNT (E)(I)
-----------------------------  --------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --                 $ --                 $118                   $431,444
                                      -----                -----                -----              -------------
EXPENSE:
 Mortality and expense risk
  charges                               (33)                 (19)                 (32)                  (183,693)
                                      -----                -----                -----              -------------
  Net investment income
   (loss)                               (33)                 (19)                  86                    247,751
                                      -----                -----                -----              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2                    1                   --                  1,167,973
 Net realized gain on
  distributions                          --                   --                   --                  1,101,336
 Net unrealized appreciation
  (depreciation) of
  investments during the year           655                  537                   80                 (1,948,012)
                                      -----                -----                -----              -------------
  Net gain (loss) on
   investments                          657                  538                   80                    321,297
                                      -----                -----                -----              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $624                 $519                 $166                   $569,048
                                      =====                =====                =====              =============

(e)  From inception, May 1, 2006 to December 31, 2006.

(f)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006.

(g)  Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
     2006.

(h) From inception, August 14, 2006 to December 31, 2006.

(i) Effective May 1, 2006, Nations Asset Allocation Portfolio merged with Columbia Asset Allocation Fund VS.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                       COLUMBIA                 COLUMBIA
                                     SMALL COMPANY              LARGE CAP
                                    GROWTH FUND VS            VALUE FUND VS
                                  SUB-ACCOUNT (E)(J)       SUB-ACCOUNT (E)(K)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --               $1,235,343
                                     -------------            -------------
EXPENSE:
 Mortality and expense risk
  charges                                 (462,543)                (795,576)
                                     -------------            -------------
  Net investment income (loss)            (462,543)                 439,767
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  5,023,493                9,074,881
 Net realized gain on
  distributions                          4,653,683                3,603,938
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,837,079)              (7,330,178)
                                     -------------            -------------
  Net gain (loss) on
   investments                           2,840,097                5,348,641
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,377,554               $5,788,408
                                     =============            =============

(e)  From inception, May 1, 2006 to December 31, 2006.

(j) Effective May 1, 2006, Nations Small Company Portfolio merged with Columbia Small Company Growth Fund VS.

(k) Effective May 1, 2006, Nations Value Portfolio merged with Columbia Large Cap Value Fund VS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      COLUMBIA
                                      MARSICO                                         COLUMBIA                COLUMBIA
                                   INTERNATIONAL              COLUMBIA                MARSICO                 MARSICO
                                   OPPORTUNITIES             HIGH YIELD           FOCUSED EQUITIES             GROWTH
                                      FUND VS                 FUND VS                 FUND VS                 FUND VS
                                  SUB-ACCOUNT (L)         SUB-ACCOUNT (M)         SUB-ACCOUNT (N)         SUB-ACCOUNT (O)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $110,167                $727,113                    $ --                    $ --
                                    ------------            ------------            ------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                               (737,559)               (544,767)               (580,454)               (528,571)
                                    ------------            ------------            ------------            ------------
  Net investment income
   (loss)                               (627,392)                182,346                (580,454)               (528,571)
                                    ------------            ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,813,201                 219,553               1,302,418                 785,054
 Net realized gain on
  distributions                        1,162,939                 247,279                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          5,130,597               1,923,234               1,058,816                 837,508
                                    ------------            ------------            ------------            ------------
  Net gain (loss) on
   investments                         8,106,737               2,390,066               2,361,234               1,622,562
                                    ------------            ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $7,479,345              $2,572,412              $1,780,780              $1,093,991
                                    ============            ============            ============            ============


                                      COLUMBIA                COLUMBIA               JPMORGAN               JPMORGAN
                                      MARSICO                 MARSICO            INSURANCE TRUST        INSURANCE TRUST
                                    21ST CENTURY           MIDCAP GROWTH             BALANCED              CORE BOND
                                      FUND VS                 FUND VS             PORTFOLIO - 1          PORTFOLIO - 1
                                  SUB-ACCOUNT (P)         SUB-ACCOUNT (Q)        SUB-ACCOUNT (R)        SUB-ACCOUNT (S)
-----------------------------  --------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $13,893                    $ --               $44,434              $1,068,003
                                    ------------            ------------            ----------            ------------
EXPENSE:
 Mortality and expense risk
  charges                               (142,341)               (655,664)              (27,065)               (541,193)
                                    ------------            ------------            ----------            ------------
  Net investment income
   (loss)                               (128,448)               (655,664)               17,369                 526,810
                                    ------------            ------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  194,663               1,084,642                   731                   1,959
 Net realized gain on
  distributions                          253,285               1,629,903                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            949,586               3,074,652               118,714                 411,753
                                    ------------            ------------            ----------            ------------
  Net gain (loss) on
   investments                         1,397,534               5,789,197               119,445                 413,712
                                    ------------            ------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,269,086              $5,133,533              $136,814                $940,522
                                    ============            ============            ==========            ============

(l) Formerly Nations Marsico International Opportunities Portfolio. Change effective May 1, 2006.

(m) Formerly Nations High Yield Bond Portfolio. Change effective May 1, 2006.

(n) Formerly Nations Marsico Focused Equities Portfolio. Change effective May 1, 2006.

(o) Formerly Nations Marsico Growth Portfolio. Change effective May 1, 2006.

(p) Formerly Nations Marsico 21st Century Portfolio. Change effective May 1,
    2006.

(q) Formerly Nations Marsico Midcap Growth Portfolio. Change effective May 1, 2006.

(r) Formerly JPMorgan Investment Trust Balanced Portfolio. Change effective May 1, 2006.

(s) Formerly JPMorgan Investment Trust Bond Portfolio. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       JPMORGAN               JPMORGAN
                                   INSURANCE TRUST        INSURANCE TRUST
                                  DIVERSIFIED EQUITY      INTREPID MID CAP
                                    PORTFOLIO - 1          PORTFOLIO - 1
                                   SUB-ACCOUNT (T)        SUB-ACCOUNT (U)
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $56,868                $6,554
                                     ------------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (126,424)              (50,354)
                                     ------------            ----------
  Net investment income (loss)            (69,556)              (43,800)
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       421                 1,632
 Net realized gain on
  distributions                                --               289,203
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,169,346               103,200
                                     ------------            ----------
  Net gain (loss) on
   investments                          1,169,767               394,035
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,100,211              $350,235
                                     ============            ==========

(t) Formerly JPMorgan Investment Trust Diversified Equity Portfolio. Change effective May 1, 2006.

(u) Formerly JPMorgan Investment Trust Diversified Mid Cap Portfolio. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          JPMORGAN
                                      JPMORGAN               JPMORGAN              JPMORGAN           INSURANCE TRUST
                                  INSURANCE TRUST         INSURANCE TRUST       INSURANCE TRUST         DIVERSIFIED
                                    EQUITY INDEX          GOVERNMENT BOND       INTREPID GROWTH        MID CAP GROWTH
                                   PORTFOLIO - 1           PORTFOLIO - 1         PORTFOLIO - 1         PORTFOLIO - 1
                                  SUB-ACCOUNT (V)         SUB-ACCOUNT (W)       SUB-ACCOUNT (X)       SUB-ACCOUNT (Y)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $334,963               $602,856                 $119                    $ --
                                    ------------            -----------            ---------            ------------
EXPENSE:
 Mortality and expense risk
  charges                               (446,965)              (219,259)              (3,288)               (167,326)
                                    ------------            -----------            ---------            ------------
  Net investment income
   (loss)                               (112,002)               383,597               (3,169)               (167,326)
                                    ------------            -----------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    4,877                  1,907                1,081                  16,204
 Net realized gain on
  distributions                               --                     --                   --                 256,305
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,743,712                (79,786)              11,057                 783,195
                                    ------------            -----------            ---------            ------------
  Net gain (loss) on
   investments                         3,748,589                (77,879)              12,138               1,055,704
                                    ------------            -----------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,636,587               $305,718               $8,969                $888,378
                                    ============            ===========            =========            ============

                                      JPMORGAN
                                  INSURANCE TRUST
                                    DIVERSIFIED
                                   MID CAP VALUE         JENNISON 20/20          JENNISON            PRUDENTIAL
                                   PORTFOLIO - 1         FOCUS PORTFOLIO         PORTFOLIO         VALUE PORTFOLIO
                                  SUB-ACCOUNT (Z)          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $74,397                 $ --                 $ --               $2,286
                                    ------------            ---------            ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (165,668)              (4,613)             (10,975)              (4,362)
                                    ------------            ---------            ---------            ---------
  Net investment income
   (loss)                                (91,271)              (4,613)             (10,975)              (2,076)
                                    ------------            ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   16,165               13,451               (7,029)              22,789
 Net realized gain on
  distributions                          949,142               20,143                   --                9,330
 Net unrealized appreciation
  (depreciation) of
  investments during the year            503,445                6,895               15,493                9,726
                                    ------------            ---------            ---------            ---------
  Net gain (loss) on
   investments                         1,468,752               40,489                8,464               41,845
                                    ------------            ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,377,481              $35,876              $(2,511)             $39,769
                                    ============            =========            =========            =========

(v) Formerly JPMorgan Investment Trust Equity Index Portfolio. Change effective May 1, 2006.

(w) Formerly JPMorgan Investment Trust Government Bond Portfolio. Change effective May 1, 2006.

(x) Formerly JPMorgan Investment Trust Large Cap Growth Portfolio. Change effective November 1, 2006.

(y) Formerly JPMorgan Investment Trust Mid Cap Growth Portfolio. Change effective May 1, 2006.

(z) Formerly JPMorgan Investment Trust Mid Cap Value Portfolio. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          LEGG MASON
                                 SP WILLIAM BLAIR          PARTNERS
                                   INTERNATIONAL           VARIABLE
                                      GROWTH               ALL CAP
                                     PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT (AA)
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $327                $38,228
                                      -------             ----------
EXPENSE:
 Mortality and expense risk
  charges                                (348)               (37,741)
                                      -------             ----------
  Net investment income (loss)            (21)                   487
                                      -------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     8                 71,949
 Net realized gain on
  distributions                         1,706                103,609
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,843                273,968
                                      -------             ----------
  Net gain (loss) on
   investments                          3,557                449,526
                                      -------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,536               $450,013
                                      =======             ==========

(aa) Formerly Salomon Brothers Variable All Cap Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LEGG MASON                                   LEGG MASON
                                 PARTNERS VARIABLE         LEGG MASON         PARTNERS VARIABLE
                                 GLOBAL HIGH YIELD     PARTNERS VARIABLE        TOTAL RETURN           GROWTH AND
                                  BOND PORTFOLIO      INVESTORS PORTFOLIO         PORTFOLIO              INCOME
                                 SUB-ACCOUNT (BB)       SUB-ACCOUNT (CC)      SUB-ACCOUNT (DD)       SUB-ACCOUNT (H)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $14,353                $14,707                $7,336                 $ --
                                     ---------             ----------             ---------              -------
EXPENSE:
 Mortality and expense risk
  charges                               (3,668)               (11,137)               (4,501)                 (94)
                                     ---------             ----------             ---------              -------
  Net investment income
   (loss)                               10,685                  3,570                 2,835                  (94)
                                     ---------             ----------             ---------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,124                  5,667                 1,155                    1
 Net realized gain on
  distributions                          1,435                 21,260                 6,401                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           10,254                108,508                26,007                1,872
                                     ---------             ----------             ---------              -------
  Net gain (loss) on
   investments                          14,813                135,435                33,563                1,873
                                     ---------             ----------             ---------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $25,498               $139,005               $36,398               $1,779
                                     =========             ==========             =========              =======

                                                        WELLS FARGO         WELLS FARGO          WELLS FARGO
                                                       ADVANTAGE VT         ADVANTAGE VT        ADVANTAGE VT
                                                     ASSET ALLOCATION       TOTAL RETURN        EQUITY INCOME
                                    COMSTOCK               FUND              BOND FUND              FUND
                                 SUB-ACCOUNT (H)     SUB-ACCOUNT (EE)     SUB-ACCOUNT (FF)    SUB-ACCOUNT (GG)
-----------------------------  ---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                 $284                $351                 $469
                                     -------              -------              ------              -------
EXPENSE:
 Mortality and expense risk
  charges                               (581)                (226)               (108)                (476)
                                     -------              -------              ------              -------
  Net investment income
   (loss)                               (581)                  58                 243                   (7)
                                     -------              -------              ------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   11                    3                  --                  474
 Net realized gain on
  distributions                           --                  138                  --                   69
 Net unrealized appreciation
  (depreciation) of
  investments during the year          7,615                  997                 (47)               4,277
                                     -------              -------              ------              -------
  Net gain (loss) on
   investments                         7,626                1,138                 (47)               4,820
                                     -------              -------              ------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $7,045               $1,196                $196               $4,813
                                     =======              =======              ======              =======

(h) From inception, August 14, 2006 to December 31, 2006.

(bb) Formerly Salomon Brothers Variable High Yield Bond Fund. Change effective May 1, 2006.

(cc) Formerly Salomon Brothers Variable Investors Fund. Change effective May 1, 2006.

(dd) Formerly Salomon Brothers Variable Total Return Fund. Change effective May 1, 2006.

(ee) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(ff) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(gg) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    WELLS FARGO         WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   INTERNATIONAL       LARGE COMPANY
                                     CORE FUND          GROWTH FUND
                                 SUB-ACCOUNT (HH)     SUB-ACCOUNT (II)
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $162                $ --
                                      -------              ------
EXPENSE:
 Mortality and expense risk
  charges                                (178)               (139)
                                      -------              ------
  Net investment income (loss)            (16)               (139)
                                      -------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    34                   2
 Net realized gain on
  distributions                           372                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,252                 211
                                      -------              ------
  Net gain (loss) on
   investments                          1,658                 213
                                      -------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,642                 $74
                                      =======              ======

(hh) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(ii) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO         STI CLASSIC VT         STI CLASSIC VT
                                  ADVANTAGE VT             CAPITAL              LARGE CAP
                                    SMALL CAP           APPRECIATION          RELATIVE VALUE
                                   GROWTH FUND              FUND                   FUND
                                SUB-ACCOUNT (JJ)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS                              $ --                 $19,214               $23,820
                                     -------             -----------            ----------
EXPENSE:
 MORTALITY AND EXPENSE RISK
  CHARGES                               (108)               (125,320)              (35,895)
                                     -------             -----------            ----------
  NET INVESTMENT INCOME
   (LOSS)                               (108)               (106,106)              (12,075)
                                     -------             -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 NET REALIZED GAIN (LOSS) ON
  SECURITY TRANSACTIONS                   68                  42,109                87,579
 NET REALIZED GAIN ON
  DISTRIBUTIONS                          140                 399,262               132,343
 NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS DURING THE YEAR          1,045                 226,296                42,118
                                     -------             -----------            ----------
  NET GAIN (LOSS) ON
   INVESTMENTS                         1,253                 667,667               262,040
                                     -------             -----------            ----------
  NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS                         $1,145                $561,561              $249,965
                                     =======             ===========            ==========

                                                        STI CLASSIC VT
                                  STI CLASSIC VT          LARGE CAP
                                  MID-CAP EQUITY         VALUE EQUITY
                                       FUND                  FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS                              $6,922               $53,860
                                    ----------            ----------
EXPENSE:
 MORTALITY AND EXPENSE RISK
  CHARGES                              (34,495)              (68,616)
                                    ----------            ----------
  NET INVESTMENT INCOME
   (LOSS)                              (27,573)              (14,756)
                                    ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 NET REALIZED GAIN (LOSS) ON
  SECURITY TRANSACTIONS                 54,021                60,263
 NET REALIZED GAIN ON
  DISTRIBUTIONS                        136,745                    --
 NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS DURING THE YEAR          (11,671)              623,979
                                    ----------            ----------
  NET GAIN (LOSS) ON
   INVESTMENTS                         179,095               684,242
                                    ----------            ----------
  NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS                         $151,522              $669,486
                                    ==========            ==========

(jj) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                AIM V.I.
                                       AIM V.I.                  CAPITAL
                                   BASIC VALUE FUND         APPRECIATION FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (A)(B)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,210,871)               $(759,539)
 Net realized gain (loss) on
  security transactions                  1,944,788                6,935,147
 Net realized gain on
  distributions                          4,007,164                  874,160
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,177,956               (4,541,925)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,919,037                2,507,843
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               5,443,894                2,070,754
 Net transfers                          (5,021,232)              (2,263,287)
 Surrenders for benefit
  payments and fees                     (8,651,699)              (4,819,543)
 Net annuity transactions                  (32,996)                      --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,262,033)              (5,012,076)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             1,657,004               (2,504,233)
NET ASSETS:
 Beginning of year                      93,615,916               45,462,753
                                     -------------            -------------
 End of year                           $95,272,920              $42,958,520
                                     =============            =============

(a) Effective April 28, 2006, AIM V.I. Aggressive Growth Fund merged with AIM V.I. Capital Appreciation Fund.

(b) Effective November 6, 2006 AIM V.I. Demographic Trends Fund merged with AIM V.I. Capital Appreciation Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM V.I.                  AIM V.I.                 AIM V.I.           AIM V. I.
                                         CORE                   GOVERNMENT               HIGH YIELD        INTERNATIONAL
                                     EQUITY FUND             SECURITIES FUND                FUND            GROWTH FUND
                                   SUB-ACCOUNT (C)             SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(86,245)               $5,520,358                $103,397           $(150,650)
 Net realized gain (loss) on
  security transactions                 13,875,771                  (250,640)                 16,083             417,610
 Net realized gain on
  distributions                                 --                        --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              505,980                (1,274,690)                 20,258           7,309,528
                                    --------------            --------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            14,295,506                 3,995,028                 139,738           7,576,488
                                    --------------            --------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                              12,550,367                47,216,927                   1,000          20,294,002
 Net transfers                           2,263,087                19,210,464                  33,962          (1,338,412)
 Surrenders for benefit
  payments and fees                     (6,858,147)              (22,221,375)               (317,810)         (4,450,556)
 Net annuity transactions                    9,917                   (14,420)                     --                  --
                                    --------------            --------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      7,965,224                44,191,596                (282,848)         14,505,034
                                    --------------            --------------            ------------       -------------
 Net increase (decrease) in
  net assets                            22,260,730                48,186,624                (143,110)         22,081,522
NET ASSETS:
 Beginning of year                     100,831,807               182,397,656               1,754,139          22,955,715
                                    --------------            --------------            ------------       -------------
 End of year                          $123,092,537              $230,584,280              $1,611,029         $45,037,237
                                    ==============            ==============            ============       =============

                                  AIM V.I.            AIM V.I.                 AIM V.I.                 AMERICAN
                                MID CAP CORE          SMALL CAP                LARGE CAP              FUNDS GLOBAL
                                EQUITY FUND          EQUITY FUND              GROWTH FUND              BOND FUND
                                SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT (D)         SUB-ACCOUNT (E)
-----------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(869,389)          $(304,785)               $(280,244)                $13,074
 Net realized gain (loss) on
  security transactions               812,143              71,823                2,223,174                   1,163
 Net realized gain on
  distributions                    11,412,044             770,576                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,471,503)          1,525,257                 (663,937)                (19,408)
                               --------------       -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        9,883,295           2,062,871                1,278,993                  (5,171)
                               --------------       -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                          9,487,736           2,957,808                1,974,302                 929,798
 Net transfers                     (6,946,415)          3,629,905                   48,383               1,968,410
 Surrenders for benefit
  payments and fees                (7,642,446)           (607,918)              (1,575,953)                 (5,036)
 Net annuity transactions              (9,203)               (710)                      --                      --
                               --------------       -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (5,110,328)          5,979,085                  446,732               2,893,172
                               --------------       -------------            -------------            ------------
 Net increase (decrease) in
  net assets                        4,772,967           8,041,956                1,725,725               2,888,001
NET ASSETS:
 Beginning of year                111,634,296          11,850,817               20,683,065                      --
                               --------------       -------------            -------------            ------------
 End of year                     $116,407,263         $19,892,773              $22,408,790              $2,888,001
                               ==============       =============            =============            ============

(c) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(d) Effective June 12, 2006, AIM V.I. Blue Chip Fund merged with AIM V.I. Large Cap Growth Fund.

(e)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       AMERICAN
                                         FUNDS
                                        GLOBAL                   AMERICAN
                                      GROWTH AND               FUNDS ASSET
                                      INCOME FUND            ALLOCATION FUND
                                    SUB-ACCOUNT (E)            SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $1,878                $2,828,307
 Net realized gain (loss) on
  security transactions                      5,783                 1,333,335
 Net realized gain on
  distributions                                 --                 5,615,176
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,452,071                41,963,576
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,459,732                51,740,394
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              19,556,867                41,805,000
 Net transfers                          20,781,523                22,149,360
 Surrenders for benefit
  payments and fees                       (450,285)              (31,742,509)
 Net annuity transactions                   32,245                    24,065
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     39,920,350                32,235,916
                                     -------------            --------------
 Net increase (decrease) in
  net assets                            43,380,082                83,976,310
NET ASSETS:
 Beginning of year                              --               389,023,660
                                     -------------            --------------
 End of year                           $43,380,082              $472,999,970
                                     =============            ==============

(e)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN
                                   FUNDS
                                 BLUE CHIP             AMERICAN             AMERICAN              AMERICAN
                                 INCOME AND             FUNDS             FUNDS GLOBAL             FUNDS
                                GROWTH FUND           BOND FUND           GROWTH FUND           GROWTH FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,151,754)          $6,684,969            $(820,127)           $(7,905,763)
 Net realized gain (loss) on
  security transactions             1,770,703              289,787            1,082,699              9,340,090
 Net realized gain on
  distributions                    11,361,776                   --                   --              6,034,311
 Net unrealized appreciation
  (depreciation) of
  investments during the year      19,681,023            8,604,010           18,408,148             72,666,049
                               --------------       --------------       --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                       31,661,748           15,578,766           18,670,720             80,134,687
                               --------------       --------------       --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                         21,607,104           36,333,118           15,824,425            163,847,697
 Net transfers                      1,735,578           22,075,744            5,308,564             29,851,680
 Surrenders for benefit
  payments and fees               (16,194,451)         (24,814,164)          (7,689,236)           (69,161,839)
 Net annuity transactions                (880)             (14,652)              48,196                (52,537)
                               --------------       --------------       --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 7,147,351           33,580,046           13,491,949            124,485,001
                               --------------       --------------       --------------       ----------------
 Net increase (decrease) in
  net assets                       38,809,099           49,158,812           32,162,669            204,619,688
NET ASSETS:
 Beginning of year                202,280,515          273,438,828           94,826,720            886,607,696
                               --------------       --------------       --------------       ----------------
 End of year                     $241,089,614         $322,597,640         $126,989,389         $1,091,227,384
                               ==============       ==============       ==============       ================

                                                                                                  AMERICAN
                                   AMERICAN              AMERICAN                                  FUNDS
                                    FUNDS                 FUNDS              AMERICAN           GLOBAL SMALL
                                GROWTH-INCOME         INTERNATIONAL          FUNDS NEW         CAPITALIZATION
                                     FUND                  FUND             WORLD FUND              FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(32,373)            $503,303            $(60,514)         $(1,255,116)
 Net realized gain (loss) on
  security transactions               4,517,270              951,664             449,919              539,159
 Net realized gain on
  distributions                      22,377,028            2,239,132             505,360            5,322,958
 Net unrealized appreciation
  (depreciation) of
  investments during the year        94,125,066           36,559,038          16,621,201           15,331,476
                               ----------------       --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        120,986,991           40,253,137          17,515,966           19,938,477
                               ----------------       --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                          150,195,439           53,967,224          16,055,043           17,831,741
 Net transfers                       28,764,289           27,552,787           8,601,232            5,058,293
 Surrenders for benefit
  payments and fees                 (68,197,533)         (18,228,257)         (4,133,089)          (7,181,748)
 Net annuity transactions              (109,007)              35,389               2,595               20,653
                               ----------------       --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 110,653,188           63,327,143          20,525,781           15,728,939
                               ----------------       --------------       -------------       --------------
 Net increase (decrease) in
  net assets                        231,640,179          103,580,280          38,041,747           35,667,416
NET ASSETS:
 Beginning of year                  846,763,262          203,705,470          48,181,152           85,530,087
                               ----------------       --------------       -------------       --------------
 End of year                     $1,078,403,441         $307,285,750         $86,222,899         $121,197,503
                               ================       ==============       =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                    EVERGREEN VA           EVERGREEN VA
                                   BALANCED FUND           GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,306                $(15,314)
 Net realized gain (loss) on
  security transactions                     634                   1,077
 Net realized gain on
  distributions                              --                  30,200
 Net unrealized appreciation
  (depreciation) of
  investments during the year            14,887                  58,774
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,827                  74,737
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              218,234                 780,853
 Net transfers                           41,345                 246,128
 Surrenders for benefit
  payments and fees                     (30,586)                (22,493)
 Net annuity transactions                    --                   3,869
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     228,993               1,008,357
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            246,820               1,083,094
NET ASSETS:
 Beginning of year                      119,150                 437,987
                                     ----------            ------------
 End of year                           $365,970              $1,521,081
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    EVERGREEN VA                                  EVERGREEN VA            EVERGREEN VA
                                   INTERNATIONAL           EVERGREEN VA          SPECIAL VALUES           FUNDAMENTAL
                                    EQUITY FUND             OMEGA FUND                FUND               LARGE CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $23,608               $(1,158)                $(58,712)               $2,819
 Net realized gain (loss) on
  security transactions                     (129)                   97                    7,015                   121
 Net realized gain on
  distributions                           52,715                    --                1,513,849                11,217
 Net unrealized appreciation
  (depreciation) of
  investments during the year             73,768                 9,573                  275,304                45,615
                                    ------------            ----------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             149,962                 8,512                1,737,456                59,772
                                    ------------            ----------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                               643,366                90,918                6,025,322               563,159
 Net transfers                           156,358                (3,000)               2,824,477                88,990
 Surrenders for benefit
  payments and fees                      (19,717)                 (443)                (246,936)               (5,418)
 Net annuity transactions                     --                    --                    3,843                    --
                                    ------------            ----------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      780,007                87,475                8,606,706               646,731
                                    ------------            ----------            -------------            ----------
 Net increase (decrease) in
  net assets                             929,969                95,987               10,344,162               706,503
NET ASSETS:
 Beginning of year                       374,839                36,942                4,556,215                33,199
                                    ------------            ----------            -------------            ----------
 End of year                          $1,304,808              $132,929              $14,900,377              $739,702
                                    ============            ==========            =============            ==========

                                       FRANKLIN              FRANKLIN                  FRANKLIN
                                        RISING                INCOME                   LARGE CAP           FRANKLIN
                                      DIVIDENDS             SECURITIES                  GROWTH               REAL
                                   SECURITIES FUND             FUND                 SECURITIES FUND       ESTATE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,600,838)           $15,636,915                $(621,278)            $43,838
 Net realized gain (loss) on
  security transactions                    285,391                431,302                   59,176             323,369
 Net realized gain on
  distributions                          1,240,729              3,943,309                       --             570,864
 Net unrealized appreciation
  (depreciation) of
  investments during the year           36,014,327            110,069,793                6,597,425             307,116
                                    --------------       ----------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            35,939,609            130,081,319                6,035,323           1,245,187
                                    --------------       ----------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                              79,660,249            200,380,656               13,314,418              67,939
 Net transfers                          33,956,450             87,836,331                5,593,815            (608,762)
 Surrenders for benefit
  payments and fees                    (13,431,789)           (53,410,079)              (4,200,214)           (721,029)
 Net annuity transactions                   19,236                254,239                    5,749                (767)
                                    --------------       ----------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    100,204,146            235,061,147               14,713,768          (1,262,619)
                                    --------------       ----------------            -------------       -------------
 Net increase (decrease) in
  net assets                           136,143,755            365,142,466               20,749,091             (17,432)
NET ASSETS:
 Beginning of year                     194,705,917            688,449,440               55,894,211           7,502,457
                                    --------------       ----------------            -------------       -------------
 End of year                          $330,849,672         $1,053,591,906              $76,643,302          $7,485,025
                                    ==============       ================            =============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        FRANKLIN
                                       SMALL-MID                  FRANKLIN
                                       CAP GROWTH             STRATEGIC INCOME
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,828,041)               $5,226,376
 Net realized gain (loss) on
  security transactions                   1,277,233                    97,343
 Net realized gain on
  distributions                                  --                 1,037,554
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7,700,178                 4,377,099
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,149,370                10,738,372
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               11,416,880                23,640,238
 Net transfers                            1,692,797                15,935,327
 Surrenders for benefit
  payments and fees                      (8,944,145)              (10,970,163)
 Net annuity transactions                       323                    78,037
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       4,165,855                28,683,439
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             11,315,225                39,421,811
NET ASSETS:
 Beginning of year                      102,158,907               144,226,489
                                     --------------            --------------
 End of year                           $113,474,132              $183,648,300
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                 FRANKLIN                                          TEMPLETON
                                      FLEX CAP                LARGE CAP                                         DEVELOPING
                                       GROWTH                   VALUE                MUTUAL SHARES                MARKETS
                                   SECURITIES FUND         SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(194,513)                $18,200               $(1,985,991)               $(227,304)
 Net realized gain (loss) on
  security transactions                    18,055                  13,563                 1,513,826                 (237,488)
 Net realized gain on
  distributions                                --                  11,236                19,537,077                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             527,954                 596,571                74,383,827               12,121,911
                                    -------------            ------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              351,496                 639,570                93,448,739               11,657,119
                                    -------------            ------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              5,914,577               2,854,001               108,847,867               13,624,935
 Net transfers                          3,207,040               2,130,877                48,155,248                2,907,738
 Surrenders for benefit
  payments and fees                      (499,780)               (188,019)              (37,077,858)              (3,752,918)
 Net annuity transactions                      --                      --                    28,880                    1,550
                                    -------------            ------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     8,621,837               4,796,859               119,954,137               12,781,305
                                    -------------            ------------            --------------            -------------
 Net increase (decrease) in
  net assets                            8,973,333               5,436,429               213,402,876               24,438,424
NET ASSETS:
 Beginning of year                      6,490,655               1,533,066               505,545,664               40,257,075
                                    -------------            ------------            --------------            -------------
 End of year                          $15,463,988              $6,969,495              $718,948,540              $64,695,499
                                    =============            ============            ==============            =============


                                      TEMPLETON                TEMPLETON                TEMPLETON                   MUTUAL
                                       FOREIGN                GLOBAL ASSET                GROWTH                  DISCOVERY
                                   SECURITIES FUND          ALLOCATION FUND          SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(910,259)               $194,281               $(1,370,540)                $(591,553)
 Net realized gain (loss) on
  security transactions                    861,402                  23,285                   590,699                  (158,846)
 Net realized gain on
  distributions                                 --                 215,693                15,942,936                 3,597,567
 Net unrealized appreciation
  (depreciation) of
  investments during the year           38,926,494                 173,545                66,661,721                15,083,965
                                    --------------            ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            38,877,637                 606,804                81,824,816                17,931,133
                                    --------------            ------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              41,734,383                   5,221                95,182,319                31,140,069
 Net transfers                          12,023,461                 136,915                41,119,178                22,952,855
 Surrenders for benefit
  payments and fees                    (13,127,346)               (269,022)              (25,782,196)               (4,588,376)
 Net annuity transactions                   43,394                    (781)                    8,087                    29,516
                                    --------------            ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     40,673,892                (127,667)              110,527,388                49,534,064
                                    --------------            ------------            --------------            --------------
 Net increase (decrease) in
  net assets                            79,551,529                 479,137               192,352,204                67,465,197
NET ASSETS:
 Beginning of year                     177,358,499               3,198,139               353,159,139                63,708,506
                                    --------------            ------------            --------------            --------------
 End of year                          $256,910,028              $3,677,276              $545,511,343              $131,173,703
                                    ==============            ============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                       HARTFORD
                                  HARTFORD           TOTAL RETURN
                                  ADVISERS               BOND
                                  HLS FUND             HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $105,224           $2,245,139
 Net realized gain (loss) on
  security transactions               181,820             (384,495)
 Net realized gain on
  distributions                     2,723,426               12,639
 Net unrealized appreciation
  (depreciation) of
  investments during the year         101,956              340,216
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,112,426            2,213,499
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            272,374              689,733
 Net transfers                       (950,026)           3,192,677
 Surrenders for benefit
  payments and fees                (5,325,078)         (11,656,436)
 Net annuity transactions             (19,972)              (1,406)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (6,022,702)          (7,775,432)
                                -------------       --------------
 Net increase (decrease) in
  net assets                       (2,910,276)          (5,561,933)
NET ASSETS:
 Beginning of year                 41,218,527           92,401,223
                                -------------       --------------
 End of year                      $38,308,251          $86,839,290
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD
                                  HARTFORD            DIVIDEND
                                  CAPITAL                AND                HARTFORD             HARTFORD
                                APPRECIATION           GROWTH                 FOCUS          GLOBAL ADVISERS
                                  HLS FUND            HLS FUND              HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(564,006)          $(247,084)              $(64)               $3,668
 Net realized gain (loss) on
  security transactions             1,155,599           1,108,740                 12                  (287)
 Net realized gain on
  distributions                     9,991,706           4,402,304                563                11,621
 Net unrealized appreciation
  (depreciation) of
  investments during the year         104,004           4,652,442                 59                 7,838
                               --------------       -------------            -------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       10,687,303           9,916,402                570                22,840
                               --------------       -------------            -------            ----------
UNIT TRANSACTIONS:
 Purchases                            171,387             595,426                 --                    --
 Net transfers                     (2,018,577)           (691,065)               385                  (825)
 Surrenders for benefit
  payments and fees                (9,762,430)         (7,766,009)              (512)              (34,846)
 Net annuity transactions              (2,915)                 --                 --                    --
                               --------------       -------------            -------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (11,612,535)         (7,861,648)              (127)              (35,671)
                               --------------       -------------            -------            ----------
 Net increase (decrease) in
  net assets                         (925,232)          2,054,754                443               (12,831)
NET ASSETS:
 Beginning of year                 81,448,157          60,231,753              7,288               337,796
                               --------------       -------------            -------            ----------
 End of year                      $80,522,925         $62,286,507             $7,731              $324,965
                               ==============       =============            =======            ==========


                                    HARTFORD              HARTFORD
                                     GLOBAL                GLOBAL                HARTFORD               HARTFORD
                                 COMMUNICATIONS      FINANCIAL SERVICES       GLOBAL HEALTH          GLOBAL LEADERS
                                    HLS FUND              HLS FUND               HLS FUND               HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $19                    $31               $(11,660)               $(20,035)
 Net realized gain (loss) on
  security transactions                   --                     62                  1,893                  (2,327)
 Net realized gain on
  distributions                          817                  3,044                135,501                 131,315
 Net unrealized appreciation
  (depreciation) of
  investments during the year            153                 10,121                (41,081)                163,498
                                     -------              ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             989                 13,258                 84,653                 272,451
                                     -------              ---------             ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                --                     --                     --                  28,687
 Net transfers                           436                    (17)                11,917                 (24,354)
 Surrenders for benefit
  payments and fees                       (6)                   (11)               (20,464)               (139,770)
 Net annuity transactions                 --                     --                     --                      --
                                     -------              ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      430                    (28)                (8,547)               (135,437)
                                     -------              ---------             ----------            ------------
 Net increase (decrease) in
  net assets                           1,419                 13,230                 76,106                 137,014
NET ASSETS:
 Beginning of year                     4,560                 70,407                897,975               2,312,478
                                     -------              ---------             ----------            ------------
 End of year                          $5,979                $83,637               $974,081              $2,449,492
                                     =======              =========             ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD
                                       GLOBAL             DISCIPLINED
                                     TECHNOLOGY              EQUITY
                                      HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(6,365)              $(5,163)
 Net realized gain (loss) on
  security transactions                  (6,647)                 (317)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            55,520                95,896
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             42,508                90,416
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                   671
 Net transfers                           (7,056)                2,370
 Surrenders for benefit
  payments and fees                     (12,987)              (66,302)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (20,043)              (63,261)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             22,465                27,155
NET ASSETS:
 Beginning of year                      506,674               896,201
                                     ----------            ----------
 End of year                           $529,139              $923,356
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD
                                    HARTFORD               GROWTH               HARTFORD               HARTFORD
                                     GROWTH            OPPORTUNITIES           HIGH YIELD               INDEX
                                    HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(816)                $(913)              $59,590                  $2,500
 Net realized gain (loss) on
  security transactions                     7                   788                   662                  (7,333)
 Net realized gain on
  distributions                         5,524                16,071                    --                 161,047
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (390)               (2,939)              (21,225)                 34,394
                                    ---------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,325                13,007                39,027                 190,608
                                    ---------            ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              5,771                21,803                 2,295                  10,095
 Net transfers                         53,803                78,792                61,548                 (29,209)
 Surrenders for benefit
  payments and fees                      (117)              (26,823)              (21,374)                (82,694)
 Net annuity transactions                  --                    --                    --                      --
                                    ---------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    59,457                73,772                42,469                (101,808)
                                    ---------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           63,782                86,779                81,496                  88,800
NET ASSETS:
 Beginning of year                     26,471                86,090               409,279               1,464,547
                                    ---------            ----------            ----------            ------------
 End of year                          $90,253              $172,869              $490,775              $1,553,347
                                    =========            ==========            ==========            ============

                                     HARTFORD
                                  INTERNATIONAL            HARTFORD          HARTFORD
                                     CAPITAL            INTERNATIONAL      INTERNATIONAL              HARTFORD
                                   APPRECIATION         SMALL COMPANY      OPPORTUNITIES               MIDCAP
                                     HLS FUND              HLS FUND          HLS FUND                 HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,759)                 $681            $(72,083)               $(22,837)
 Net realized gain (loss) on
  security transactions                    839                  (177)            462,113                  18,698
 Net realized gain on
  distributions                         40,829                21,939             788,766                 825,928
 Net unrealized appreciation
  (depreciation) of
  investments during the year           48,823                13,122             906,529                (313,563)
                                    ----------            ----------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            86,732                35,565           2,085,325                 508,226
                                    ----------            ----------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              52,236                    --              51,644                  21,513
 Net transfers                         164,869                93,495             368,475                (134,880)
 Surrenders for benefit
  payments and fees                     (8,647)               (7,019)         (2,033,185)               (350,157)
 Net annuity transactions                   --                    --                (517)                     --
                                    ----------            ----------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    208,458                86,476          (1,613,583)               (463,524)
                                    ----------            ----------       -------------            ------------
 Net increase (decrease) in
  net assets                           295,190               122,041             471,742                  44,702
NET ASSETS:
 Beginning of year                     266,858                86,486          10,082,084               5,361,715
                                    ----------            ----------       -------------            ------------
 End of year                          $562,048              $208,527         $10,553,826              $5,406,417
                                    ==========            ==========       =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      HARTFORD           HARTFORD
                                    MIDCAP VALUE       MONEY MARKET
                                      HLS FUND           HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,451)          $4,535,684
 Net realized gain (loss) on
  security transactions                   6,537                   --
 Net realized gain on
  distributions                          63,071                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,412                   --
                                     ----------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             73,569            4,535,684
                                     ----------       --------------
UNIT TRANSACTIONS:
 Purchases                                   --           32,959,562
 Net transfers                            1,111           52,233,578
 Surrenders for benefit
  payments and fees                     (27,087)         (43,268,601)
 Net annuity transactions                    --              (20,792)
                                     ----------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (25,976)          41,903,747
                                     ----------       --------------
 Net increase (decrease) in
  net assets                             47,593           46,439,431
NET ASSETS:
 Beginning of year                      481,829          116,826,887
                                     ----------       --------------
 End of year                           $529,422         $163,266,318
                                     ==========       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD                                       HARTFORD
                                     MORTGAGE               HARTFORD                SMALLCAP          HARTFORD
                                    SECURITIES            SMALL COMPANY              GROWTH             STOCK
                                     HLS FUND               HLS FUND                HLS FUND          HLS FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $35,552                $(158,664)              $(1,969)          $(207,543)
 Net realized gain (loss) on
  security transactions                   (171)                 676,893                  (895)            460,713
 Net realized gain on
  distributions                             --                1,451,121                11,492           1,727,295
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (23,151)                (827,320)               (2,382)          1,547,962
                                    ----------            -------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,230                1,142,030                 6,246           3,528,427
                                    ----------            -------------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                  --                   50,809                11,256             224,667
 Net transfers                          10,965                 (576,933)               21,486            (604,352)
 Surrenders for benefit
  payments and fees                    (24,314)              (1,184,456)               (5,748)         (3,115,410)
 Net annuity transactions                   --                       --                    --                  --
                                    ----------            -------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (13,349)              (1,710,580)               26,994          (3,495,095)
                                    ----------            -------------            ----------       -------------
 Net increase (decrease) in
  net assets                            (1,119)                (568,550)               33,240              33,332
NET ASSETS:
 Beginning of year                     420,096               10,020,124               143,111          30,910,488
                                    ----------            -------------            ----------       -------------
 End of year                          $418,977               $9,451,574              $176,351         $30,943,820
                                    ==========            =============            ==========       =============

                                     HARTFORD                                    HARTFORD
                                 U.S. GOVERNMENT           HARTFORD               VALUE               HARTFORD
                                    SECURITIES              VALUE             OPPORTUNITIES         EQUITY INCOME
                                     HLS FUND              HLS FUND              HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $12,687               $(1,377)                 $(58)                $297
 Net realized gain (loss) on
  security transactions                   (135)                   70                    95                  395
 Net realized gain on
  distributions                             --                 6,579                32,894                   50
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,897                36,623                10,417                4,509
                                    ----------            ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            15,449                41,895                43,348                5,251
                                    ----------            ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               2,964                    --                 2,295               11,954
 Net transfers                          34,407                 4,856               119,791               29,817
 Surrenders for benefit
  payments and fees                    (21,080)                 (810)               (3,036)             (12,964)
 Net annuity transactions                   --                    --                    --                   --
                                    ----------            ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     16,291                 4,046               119,050               28,807
                                    ----------            ----------            ----------            ---------
 Net increase (decrease) in
  net assets                            31,740                45,941               162,398               34,058
NET ASSETS:
 Beginning of year                     652,610               210,053               172,482               20,848
                                    ----------            ----------            ----------            ---------
 End of year                          $684,350              $255,994              $334,880              $54,906
                                    ==========            ==========            ==========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    HUNTINGTON VA           HUNTINGTON VA
                                        INCOME                 DIVIDEND
                                     EQUITY FUND             CAPTURE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $1,732                 $63,331
 Net realized gain (loss) on
  security transactions                    17,134                   6,342
 Net realized gain on
  distributions                            45,842                  96,006
 Net unrealized appreciation
  (depreciation) of
  investments during the year              94,728                 471,318
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              159,436                 636,997
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                301,967               1,690,753
 Net transfers                            145,128                 533,847
 Surrenders for benefit
  payments and fees                      (185,132)               (293,444)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       261,963               1,931,156
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              421,399               2,568,153
NET ASSETS:
 Beginning of year                      1,377,629               3,255,398
                                     ------------            ------------
 End of year                           $1,799,028              $5,823,551
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                   HUNTINGTON VA             MID CORP              NEW ECONOMY               ROTATING
                                    GROWTH FUND            AMERICA FUND                FUND                MARKETS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(11,765)               $(42,129)               $(36,941)               $(14,419)
 Net realized gain (loss) on
  security transactions                   6,993                  15,410                   2,536                  18,059
 Net realized gain on
  distributions                           9,150                  33,799                  28,216                  38,861
 Net unrealized appreciation
  (depreciation) of
  investments during the year            43,906                 157,470                 193,307                 150,957
                                    -----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             48,284                 164,550                 187,118                 193,458
                                    -----------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              163,943               1,399,113               1,020,202                 218,977
 Net transfers                           90,591                 358,917                 276,540                  55,438
 Surrenders for benefit
  payments and fees                    (144,005)               (218,883)               (141,790)               (126,236)
 Net annuity transactions                    --                      --                      --                      --
                                    -----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     110,529               1,539,147               1,154,952                 148,179
                                    -----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            158,813               1,703,697               1,342,070                 341,637
NET ASSETS:
 Beginning of year                      797,756               2,089,189               1,573,596               1,045,427
                                    -----------            ------------            ------------            ------------
 End of year                           $956,569              $3,792,886              $2,915,666              $1,387,064
                                    ===========            ============            ============            ============

                                   HUNTINGTON VA          HUNTINGTON VA         HUNTINGTON VA          HUNTINGTON VA
                                   INTERNATIONAL            MACRO 100              MORTGAGE             SITUS SMALL
                                    EQUITY FUND                FUND            SECURITIES FUND            CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,547               $(9,815)              $(2,733)               $(37,815)
 Net realized gain (loss) on
  security transactions                      209                   742                    31                   1,181
 Net realized gain on
  distributions                            5,092                 4,944                    --                  31,681
 Net unrealized appreciation
  (depreciation) of
  investments during the year             92,300                32,813                15,631                  78,912
                                    ------------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              99,148                28,684                12,929                  73,959
                                    ------------            ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               804,942               453,776               416,906               1,569,854
 Net transfers                           200,184               149,331               198,443                 464,914
 Surrenders for benefit
  payments and fees                      (12,483)              (18,923)               (2,967)                (59,878)
 Net annuity transactions                     --                    --                    --                      --
                                    ------------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      992,643               584,184               612,382               1,974,890
                                    ------------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           1,091,791               612,868               625,311               2,048,849
NET ASSETS:
 Beginning of year                        49,198               290,672                28,870               1,059,071
                                    ------------            ----------            ----------            ------------
 End of year                          $1,140,989              $903,540              $654,181              $3,107,920
                                    ============            ==========            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      MFS CAPITAL             MFS EMERGING
                                 OPPORTUNITIES SERIES         GROWTH SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(157,298)               $(283,917)
 Net realized gain (loss) on
  security transactions                   (731,414)                (750,437)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,505,709                2,114,840
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,616,997                1,080,486
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 140,781                1,524,500
 Net transfers                          (1,027,293)                (870,432)
 Surrenders for benefit
  payments and fees                     (1,449,328)              (1,800,833)
 Net annuity transactions                   (4,180)                  (3,929)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,340,020)              (1,150,694)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                              (723,023)                 (70,208)
NET ASSETS:
 Beginning of year                      15,068,485               18,057,202
                                     -------------            -------------
 End of year                           $14,345,462              $17,986,994
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MFS GLOBAL                MFS HIGH               MFS INVESTORS       MFS INVESTORS
                               EQUITY SERIES            INCOME SERIES         GROWTH STOCK SERIES     TRUST SERIES
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(108,529)              $4,775,533                $(427,697)         $(1,487,300)
 Net realized gain (loss) on
  security transactions               98,774                  245,715                 (140,864)             237,929
 Net realized gain on
  distributions                      664,741                       --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,213,349                1,549,138                2,072,877           15,124,337
                               -------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,868,335                6,570,386                1,504,316           13,874,966
                               -------------            -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                           711,750                7,200,380                1,033,244           26,786,023
 Net transfers                       790,169               (3,924,871)              (3,126,847)           9,292,819
 Surrenders for benefit
  payments and fees                 (780,385)              (7,836,587)              (2,354,017)          (7,915,718)
 Net annuity transactions                 --                   32,324                  (27,392)               9,166
                               -------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  721,534               (4,528,754)              (4,475,012)          28,172,290
                               -------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets                       2,589,869                2,041,632               (2,970,696)          42,047,256
NET ASSETS:
 Beginning of year                 8,143,782               79,981,846               29,076,450          105,749,840
                               -------------            -------------            -------------       --------------
 End of year                     $10,733,651              $82,023,478              $26,105,754         $147,797,096
                               =============            =============            =============       ==============

                                     MFS MID CAP                MFS NEW            MFS TOTAL               MFS
                                    GROWTH SERIES          DISCOVERY SERIES      RETURN SERIES        VALUE SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(711,190)             $(1,311,505)          $2,383,222           $(273,754)
 Net realized gain (loss) on
  security transactions                   484,382                1,039,273              699,273              50,706
 Net realized gain on
  distributions                         1,447,433                1,238,573           12,092,329             765,223
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (853,065)               8,897,729           24,783,649           5,318,474
                                    -------------            -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              367,560                9,864,070           39,958,473           5,860,649
                                    -------------            -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                              2,333,202               23,227,014           89,149,365          14,857,137
 Net transfers                         (2,188,857)                (297,135)          16,029,823           9,484,662
 Surrenders for benefit
  payments and fees                    (3,782,109)              (5,993,001)         (29,480,981)         (2,498,458)
 Net annuity transactions                      --                   (7,320)             145,426                  --
                                    -------------            -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,637,764)              16,929,558           75,843,633          21,843,341
                                    -------------            -------------       --------------       -------------
 Net increase (decrease) in
  net assets                           (3,270,204)              26,793,628          115,802,106          27,703,990
NET ASSETS:
 Beginning of year                     44,827,036               69,821,663          354,282,839          23,049,531
                                    -------------            -------------       --------------       -------------
 End of year                          $41,556,832              $96,615,291         $470,084,945         $50,753,521
                                    =============            =============       ==============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                             MFS
                                     MFS                   RESEARCH
                                  RESEARCH              INTERNATIONAL
                                 BOND SERIES                SERIES
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $52,868                $(30,169)
 Net realized gain (loss) on
  security transactions                 3,751                (501,437)
 Net realized gain on
  distributions                        17,786                 154,165
 Net unrealized appreciation
  (depreciation) of
  investments during the year         166,628                 577,639
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          241,033                 200,198
                                -------------            ------------
UNIT TRANSACTIONS:
 Purchases                          4,847,891               2,448,582
 Net transfers                      3,820,184               4,161,848
 Surrenders for benefit
  payments and fees                  (363,397)               (311,713)
 Net annuity transactions                  --                      --
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 8,304,678               6,298,717
                                -------------            ------------
 Net increase (decrease) in
  net assets                        8,545,711               6,498,915
NET ASSETS:
 Beginning of year                  2,583,654                 857,274
                                -------------            ------------
 End of year                      $11,129,365              $7,356,189
                                =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            BLACKROCK              BLACKROCK
                                        MFS                   GLOBAL               LARGE CAP
                                      RESEARCH             GROWTH V.I.            GROWTH V. I.          U.S. MID CAP
                                       SERIES                  FUND                   FUND                  VALUE
                                    SUB-ACCOUNT          SUB-ACCOUNT (F)        SUB-ACCOUNT (G)        SUB-ACCOUNT (H)
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(13,877)              $(2,042)               $(17,766)               $(47)
 Net realized gain (loss) on
  security transactions                    7,602                 7,794                 151,776                   8
 Net realized gain on
  distributions                               --                    --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            110,717                36,432                 (88,135)                817
                                    ------------            ----------            ------------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             104,442                42,184                  45,875                 778
                                    ------------            ----------            ------------             -------
UNIT TRANSACTIONS:
 Purchases                               347,612                    --                  29,153               8,214
 Net transfers                           307,001                11,286                 (30,540)                567
 Surrenders for benefit
  payments and fees                      (69,041)              (20,891)               (520,325)                 --
 Net annuity transactions                     --                    --                      --                  --
                                    ------------            ----------            ------------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      585,572                (9,605)               (521,712)              8,781
                                    ------------            ----------            ------------             -------
 Net increase (decrease) in
  net assets                             690,014                32,579                (475,837)              9,559
NET ASSETS:
 Beginning of year                       805,755               212,231               1,423,571                  --
                                    ------------            ----------            ------------             -------
 End of year                          $1,495,769              $244,810                $947,734              $9,559
                                    ============            ==========            ============             =======


                                                                                                     COLUMBIA
                                     CAPITAL            DEVELOPING                               ASSET ALLOCATION
                                  OPPORTUNITIES           GROWTH           FLEXIBLE INCOME            FUND VS
                                 SUB-ACCOUNT (H)      SUB-ACCOUNT (H)      SUB-ACCOUNT (H)      SUB-ACCOUNT (E)(I)
-----------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(33)               $(19)                  $86                 $247,751
 Net realized gain (loss) on
  security transactions                     2                   1                    --                1,167,973
 Net realized gain on
  distributions                            --                  --                    --                1,101,336
 Net unrealized appreciation
  (depreciation) of
  investments during the year             655                 537                    80               (1,948,012)
                                    ---------             -------             ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              624                 519                   166                  569,048
                                    ---------             -------             ---------            -------------
UNIT TRANSACTIONS:
 Purchases                              9,087               6,000                 7,400                   82,867
 Net transfers                          6,498                  --                 7,567               (1,335,410)
 Surrenders for benefit
  payments and fees                        (5)                 (3)                   (5)              (1,486,296)
 Net annuity transactions                  --                  --                    --                       --
                                    ---------             -------             ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    15,580               5,997                14,962               (2,738,839)
                                    ---------             -------             ---------            -------------
 Net increase (decrease) in
  net assets                           16,204               6,516                15,128               (2,169,791)
NET ASSETS:
 Beginning of year                         --                  --                    --               10,686,368
                                    ---------             -------             ---------            -------------
 End of year                          $16,204              $6,516               $15,128               $8,516,577
                                    =========             =======             =========            =============

(e)  From inception, May 1, 2006 to December 31, 2006.

(f)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006.

(g)  Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
     2006.

(h) From inception, August 14, 2006 to December 31, 2006.

(i) Effective May 1, 2006, Nations Asset Allocation Portfolio merged with Columbia Asset Allocation Fund VS.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                       COLUMBIA                 COLUMBIA
                                     SMALL COMPANY              LARGE CAP
                                    GROWTH FUND VS            VALUE FUND VS
                                  SUB-ACCOUNT (E)(J)       SUB-ACCOUNT (E)(K)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(462,543)                $439,767
 Net realized gain (loss) on
  security transactions                  5,023,493                9,074,881
 Net realized gain on
  distributions                          4,653,683                3,603,938
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,837,079)              (7,330,178)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,377,554                5,788,408
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 261,719                  403,029
 Net transfers                            (987,761)              (1,174,954)
 Surrenders for benefit
  payments and fees                     (3,490,949)              (5,842,416)
 Net annuity transactions                   (1,367)                  31,487
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,218,358)              (6,582,854)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,840,804)                (794,446)
NET ASSETS:
 Beginning of year                      23,584,440               40,041,708
                                     -------------            -------------
 End of year                           $21,743,636              $39,247,262
                                     =============            =============

(e)  From inception, May 1, 2006 to December 31, 2006.

(j) Effective May 1, 2006, Nations Small Company Portfolio merged with Columbia Small Company Growth Fund VS

(k) Effective May 1, 2006, Nations Value Portfolio merged with Columbia Large Cap Value Fund VS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      COLUMBIA
                                       MARSICO                                          COLUMBIA
                                    INTERNATIONAL              COLUMBIA                  MARSICO                 COLUMBIA
                                    OPPORTUNITIES             HIGH YIELD            FOCUSED EQUITIES          MARSICO GROWTH
                                       FUND VS                  FUND VS                  FUND VS                  FUND VS
                                   SUB-ACCOUNT (L)          SUB-ACCOUNT (M)          SUB-ACCOUNT (N)          SUB-ACCOUNT (O)
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(627,392)                $182,346                $(580,454)               $(528,571)
 Net realized gain (loss) on
  security transactions                 1,813,201                  219,553                1,302,418                  785,054
 Net realized gain on
  distributions                         1,162,939                  247,279                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,130,597                1,923,234                1,058,816                  837,508
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,479,345                2,572,412                1,780,780                1,093,991
                                    -------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                522,272                  186,054                  357,686                  222,842
 Net transfers                         (1,964,943)                (271,871)                 (66,040)                (107,667)
 Surrenders for benefit
  payments and fees                    (5,004,191)              (4,459,131)              (5,574,630)              (4,121,339)
 Net annuity transactions                  (2,032)                      --                   (3,126)                      --
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (6,448,894)              (4,544,948)              (5,286,110)              (4,006,164)
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            1,030,451               (1,972,536)              (3,505,330)              (2,912,173)
NET ASSETS:
 Beginning of year                     39,277,636               30,808,949               33,886,896               30,077,529
                                    -------------            -------------            -------------            -------------
 End of year                          $40,308,087              $28,836,413              $30,381,566              $27,165,356
                                    =============            =============            =============            =============


                                      COLUMBIA                COLUMBIA                 JPMORGAN                JPMORGAN
                                      MARSICO                  MARSICO             INSURANCE TRUST          INSURANCE TRUST
                                    21ST CENTURY            MIDCAP GROWTH              BALANCED                CORE BOND
                                      FUND VS                  FUND VS              PORTFOLIO - 1            PORTFOLIO - 1
                                  SUB-ACCOUNT (P)          SUB-ACCOUNT (Q)         SUB-ACCOUNT (R)          SUB-ACCOUNT (S)
-----------------------------  ------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(128,448)               $(655,664)                $17,369                 $526,810
 Net realized gain (loss) on
  security transactions                  194,663                1,084,642                     731                    1,959
 Net realized gain on
  distributions                          253,285                1,629,903                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            949,586                3,074,652                 118,714                  411,753
                                    ------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,269,086                5,133,533                 136,814                  940,522
                                    ------------            -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               143,019                  348,582                  88,264                9,669,357
 Net transfers                           450,029               (1,720,202)                 51,970                6,149,770
 Surrenders for benefit
  payments and fees                     (851,618)              (4,838,096)               (182,345)              (2,044,211)
 Net annuity transactions                     --                       --                      --                       --
                                    ------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (258,570)              (6,209,716)                (42,111)              13,774,916
                                    ------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           1,010,516               (1,076,183)                 94,703               14,715,438
NET ASSETS:
 Beginning of year                     7,355,365               35,245,560               1,552,130               24,875,629
                                    ------------            -------------            ------------            -------------
 End of year                          $8,365,881              $34,169,377              $1,646,833              $39,591,067
                                    ============            =============            ============            =============

(l) Formerly Nations Marsico International Opportunities Portfolio. Change effective May 1, 2006.

(m) Formerly Nations High Yield Bond Portfolio. Change effective May 1, 2006.

(n) Formerly Nations Marsico Focused Equities Portfolio. Change effective May 1, 2006.

(o) Formerly Nations Marsico Growth Portfolio. Change effective May 1, 2006.

(p) Formerly Nations Marsico 21st Century Portfolio. Change effective May 1,
    2006.

(q) Formerly Nations Marsico Midcap Growth Portfolio. Change effective May 1, 2006.

(r) Formerly JPMorgan Investment Trust Balanced Portfolio. Change effective May 1, 2006.

(s) Formerly JPMorgan Investment Trust Bond Portfolio. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       JPMORGAN                JPMORGAN
                                   INSURANCE TRUST         INSURANCE TRUST
                                  DIVERSIFIED EQUITY       INTREPID MID CAP
                                    PORTFOLIO - 1           PORTFOLIO - 1
                                   SUB-ACCOUNT (T)         SUB-ACCOUNT (U)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(69,556)               $(43,800)
 Net realized gain (loss) on
  security transactions                       421                   1,632
 Net realized gain on
  distributions                                --                 289,203
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,169,346                 103,200
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,100,211                 350,235
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,385,698               3,212,678
 Net transfers                            986,529               1,649,879
 Surrenders for benefit
  payments and fees                      (428,093)                (88,071)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,944,134               4,774,486
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            4,044,345               5,124,721
NET ASSETS:
 Beginning of year                      5,827,945                 760,747
                                     ------------            ------------
 End of year                           $9,872,290              $5,885,468
                                     ============            ============

(t) Formerly JPMorgan Investment Trust Diversified Equity Portfolio. Change effective May 1, 2006.

(u) Formerly JPMorgan Investment Trust Diversified Mid Cap Portfolio. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                              JPMORGAN
                                      JPMORGAN                 JPMORGAN                JPMORGAN            INSURANCE TRUST
                                   INSURANCE TRUST          INSURANCE TRUST        INSURANCE TRUST           DIVERSIFIED
                                    EQUITY INDEX            GOVERNMENT BOND        INTREPID GROWTH         MID CAP GROWTH
                                    PORTFOLIO - 1            PORTFOLIO - 1          PORTFOLIO - 1           PORTFOLIO - 1
                                   SUB-ACCOUNT (V)          SUB-ACCOUNT (W)        SUB-ACCOUNT (X)         SUB-ACCOUNT (Y)
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(112,002)                $383,597               $(3,169)               $(167,326)
 Net realized gain (loss) on
  security transactions                     4,877                    1,907                 1,081                   16,204
 Net realized gain on
  distributions                                --                       --                    --                  256,305
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,743,712                  (79,786)               11,057                  783,195
                                    -------------            -------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,636,587                  305,718                 8,969                  888,378
                                    -------------            -------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                              8,134,324                3,904,161                65,792                3,587,111
 Net transfers                          3,268,069                2,129,213                59,919                  784,028
 Surrenders for benefit
  payments and fees                    (1,498,348)                (801,645)              (21,131)                (496,207)
 Net annuity transactions                      --                       --                    --                       --
                                    -------------            -------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     9,904,045                5,231,729               104,580                3,874,932
                                    -------------            -------------            ----------            -------------
 Net increase (decrease) in
  net assets                           13,540,632                5,537,447               113,549                4,763,310
NET ASSETS:
 Beginning of year                     20,707,928               10,230,625               138,438                7,447,832
                                    -------------            -------------            ----------            -------------
 End of year                          $34,248,560              $15,768,072              $251,987              $12,211,142
                                    =============            =============            ==========            =============

                                      JPMORGAN
                                   INSURANCE TRUST
                                     DIVERSIFIED
                                    MID CAP VALUE          JENNISON 20/20           JENNISON             PRUDENTIAL
                                    PORTFOLIO - 1         FOCUS PORTFOLIO          PORTFOLIO          VALUE PORTFOLIO
                                   SUB-ACCOUNT (Z)          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(91,271)              $(4,613)             $(10,975)              $(2,076)
 Net realized gain (loss) on
  security transactions                    16,165                13,451                (7,029)               22,789
 Net realized gain on
  distributions                           949,142                20,143                    --                 9,330
 Net unrealized appreciation
  (depreciation) of
  investments during the year             503,445                 6,895                15,493                 9,726
                                    -------------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,377,481                35,876                (2,511)               39,769
                                    -------------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,742,445                   960                   319                   590
 Net transfers                            454,660                 2,804               (14,064)              (41,358)
 Surrenders for benefit
  payments and fees                      (635,208)              (32,287)              (22,998)              (28,068)
 Net annuity transactions                      --                    --                    --                    --
                                    -------------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,561,897               (28,523)              (36,743)              (68,836)
                                    -------------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            2,939,378                 7,353               (39,254)              (29,067)
NET ASSETS:
 Beginning of year                      8,098,872               304,064               759,815               273,312
                                    -------------            ----------            ----------            ----------
 End of year                          $11,038,250              $311,417              $720,561              $244,245
                                    =============            ==========            ==========            ==========

(v) Formerly JPMorgan Investment Trust Equity Index Portfolio. Change effective May 1, 2006.

(w) Formerly JPMorgan Investment Trust Government Bond Portfolio. Change effective May 1, 2006.

(x) Formerly JPMorgan Investment Trust Large Cap Growth Portfolio. Change effective November 1, 2006.

(y) Formerly JPMorgan Investment Trust Mid Cap Growth Portfolio. Change effective May 1, 2006.

(z) Formerly JPMorgan Investment Trust Mid Cap Value Portfolio. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  SP WILLIAM BLAIR           LEGG MASON
                                    INTERNATIONAL        PARTNERS VARIABLE
                                  GROWTH PORTFOLIO       ALL CAP PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT (AA)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(21)                    $487
 Net realized gain (loss) on
  security transactions                       8                   71,949
 Net realized gain on
  distributions                           1,706                  103,609
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,843                  273,968
                                      ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              3,536                  450,013
                                      ---------             ------------
UNIT TRANSACTIONS:
 Purchases                                   --                    2,960
 Net transfers                            8,183                   10,445
 Surrenders for benefit
  payments and fees                         (31)                (390,535)
 Net annuity transactions                    --                       --
                                      ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       8,152                 (377,130)
                                      ---------             ------------
 Net increase (decrease) in
  net assets                             11,688                   72,883
NET ASSETS:
 Beginning of year                       13,256                2,902,626
                                      ---------             ------------
 End of year                            $24,944               $2,975,509
                                      =========             ============

(aa) Formerly Salomon Brothers Variable All Cap Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LEGG MASON                                    LEGG MASON
                                PARTNERS VARIABLE          LEGG MASON         PARTNERS VARIABLE
                                GLOBAL HIGH YIELD      PARTNERS VARIABLE         TOTAL RETURN          GROWTH AND
                                  BOND PORTFOLIO      INVESTORS PORTFOLIO         PORTFOLIO              INCOME
                                 SUB-ACCOUNT (BB)       SUB-ACCOUNT (CC)       SUB-ACCOUNT (DD)      SUB-ACCOUNT (H)
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $10,685                 $3,570                 $2,835                 $(94)
 Net realized gain (loss) on
  security transactions                  3,124                  5,667                  1,155                    1
 Net realized gain on
  distributions                          1,435                 21,260                  6,401                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           10,254                108,508                 26,007                1,872
                                    ----------             ----------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            25,498                139,005                 36,398                1,779
                                    ----------             ----------             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                  4,820                    660               39,191
 Net transfers                           6,355                 38,215                 12,456               12,230
 Surrenders for benefit
  payments and fees                    (77,706)               (73,726)               (15,599)                 (15)
 Net annuity transactions                   --                     --                     --                   --
                                    ----------             ----------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (71,351)               (30,691)                (2,483)              51,406
                                    ----------             ----------             ----------            ---------
 Net increase (decrease) in
  net assets                           (45,853)               108,314                 33,915               53,185
NET ASSETS:
 Beginning of year                     297,493                856,452                326,537                   --
                                    ----------             ----------             ----------            ---------
 End of year                          $251,640               $964,766               $360,452              $53,185
                                    ==========             ==========             ==========            =========

                                                          WELLS FARGO           WELLS FARGO           WELLS FARGO
                                                         ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                                       ASSET ALLOCATION        TOTAL RETURN          EQUITY INCOME
                                     COMSTOCK                FUND                BOND FUND               FUND
                                 SUB-ACCOUNT (H)       SUB-ACCOUNT (EE)      SUB-ACCOUNT (FF)      SUB-ACCOUNT (GG)
-----------------------------  ---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(581)                  $58                 $243                    $(7)
 Net realized gain (loss) on
  security transactions                     11                     3                   --                    474
 Net realized gain on
  distributions                             --                   138                   --                     69
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7,615                   997                  (47)                 4,277
                                    ----------             ---------              -------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,045                 1,196                  196                  4,813
                                    ----------             ---------              -------              ---------
UNIT TRANSACTIONS:
 Purchases                             150,649                    --                   --                     --
 Net transfers                              87                    --                   --                    279
 Surrenders for benefit
  payments and fees                        (67)                   (1)                   1                 (6,506)
 Net annuity transactions                   --                    --                   --                     --
                                    ----------             ---------              -------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    150,669                    (1)                   1                 (6,227)
                                    ----------             ---------              -------              ---------
 Net increase (decrease) in
  net assets                           157,714                 1,195                  197                 (1,414)
NET ASSETS:
 Beginning of year                          --                11,855                7,986                 32,487
                                    ----------             ---------              -------              ---------
 End of year                          $157,714               $13,050               $8,183                $31,073
                                    ==========             =========              =======              =========

(h) From inception, August 14, 2006 to December 31, 2006.

(bb) Formerly Salomon Brothers Variable High Yield Bond Fund. Change effective May 1, 2006.

(cc) Formerly Salomon Brothers Variable Investors Fund. Change effective May 1, 2006.

(dd) Formerly Salomon Brothers Variable Total Return Fund. Change effective May 1, 2006.

(ee) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(ff) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(gg) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     WELLS FARGO           WELLS FARGO
                                    ADVANTAGE VT          ADVANTAGE VT
                                    INTERNATIONAL         LARGE COMPANY
                                      CORE FUND            GROWTH FUND
                                  SUB-ACCOUNT (HH)      SUB-ACCOUNT (II)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(16)               $(139)
 Net realized gain (loss) on
  security transactions                      34                    2
 Net realized gain on
  distributions                             372                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,252                  211
                                      ---------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,642                   74
                                      ---------              -------
UNIT TRANSACTIONS:
 Purchases                                   --                   --
 Net transfers                              (91)                 953
 Surrenders for benefit
  payments and fees                          (4)                  (5)
 Net annuity transactions                    --                   --
                                      ---------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (95)                 948
                                      ---------              -------
 Net increase (decrease) in
  net assets                              1,547                1,022
NET ASSETS:
 Beginning of year                        8,793                7,132
                                      ---------              -------
 End of year                            $10,340               $8,154
                                      =========              =======

(hh) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(ii) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          STI CLASSIC VT          STI CLASSIC VT
                                  ADVANTAGE VT             CAPITAL                LARGE CAP
                                    SMALL CAP            APPRECIATION           RELATIVE VALUE
                                   GROWTH FUND               FUND                    FUND
                                SUB-ACCOUNT (JJ)         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(108)               $(106,106)               $(12,075)
 Net realized gain (loss) on
  security transactions                   68                   42,109                  87,579
 Net realized gain on
  distributions                          140                  399,262                 132,343
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,045                  226,296                  42,118
                                     -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,145                  561,561                 249,965
                                     -------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                --                1,139,814                  67,540
 Net transfers                           168                  184,510                 (61,407)
 Surrenders for benefit
  payments and fees                       (6)                (879,208)               (341,485)
 Net annuity transactions                 --                       --                      --
                                     -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      162                  445,116                (335,352)
                                     -------             ------------            ------------
 Net increase (decrease) in
  net assets                           1,307                1,006,677                 (85,387)
NET ASSETS:
 Beginning of year                     5,246                6,158,297               2,004,825
                                     -------             ------------            ------------
 End of year                          $6,553               $7,164,974              $1,919,438
                                     =======             ============            ============

                                                           STI CLASSIC VT
                                   STI CLASSIC VT            LARGE CAP
                                   MID-CAP EQUITY           VALUE EQUITY
                                        FUND                    FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(27,573)               $(14,756)
 Net realized gain (loss) on
  security transactions                   54,021                  60,263
 Net realized gain on
  distributions                          136,745                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (11,671)                623,979
                                    ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             151,522                 669,486
                                    ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               142,677               1,033,124
 Net transfers                            16,732                 133,542
 Surrenders for benefit
  payments and fees                     (212,112)               (425,500)
 Net annuity transactions                     --                      --
                                    ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (52,703)                741,166
                                    ------------            ------------
 Net increase (decrease) in
  net assets                              98,819               1,410,652
NET ASSETS:
 Beginning of year                     1,786,410               2,937,715
                                    ------------            ------------
 End of year                          $1,885,229              $4,348,367
                                    ============            ============

(jj) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                  AIM V.I.            AIM V.I.
                                 AGGRESSIVE             BASIC
                                 GROWTH FUND         VALUE FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(315,939)        $(1,476,818)
 Net realized gain (loss) on
  security transactions               169,179           1,090,959
 Net realized gain on
  distributions                            --           1,043,911
 Net unrealized appreciation
  (depreciation) of
  investments during the year         840,302           2,872,044
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          693,542           3,530,096
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          1,315,920           8,998,666
 Net transfers                       (104,760)         (6,802,498)
 Surrenders for benefit
  payments and fees                (1,036,467)         (6,594,294)
 Net annuity transactions                  --              40,316
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   174,693          (4,357,810)
                                -------------       -------------
 Net increase (decrease) in
  net assets                          868,235            (827,714)
NET ASSETS:
 Beginning of year                 17,768,356          94,443,630
                                -------------       -------------
 End of year                      $18,636,591         $93,615,916
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     AIM V.I.
                                 AIM V.I.             CAPITAL                AIM V.I.               AIM V.I.
                                   BLUE            APPRECIATION                CORE               DEMOGRAPHIC
                                 CHIP FUND             FUND                EQUITY FUND            TRENDS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (A)        SUB-ACCOUNT (B)
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(237,412)          $(284,153)               $1,611               $(151,319)
 Net realized gain (loss) on
  security transactions              235,354             198,707                    11                  83,443
 Net realized gain on
  distributions                           --                  --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        331,336           1,324,586                 3,747                 423,378
                               -------------       -------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         329,278           1,239,140                 5,369                 355,502
                               -------------       -------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                         1,471,733           1,511,693                93,019                 255,996
 Net transfers                    (1,603,480)           (391,762)              108,515                (787,833)
 Surrenders for benefit
  payments and fees               (1,753,972)         (1,450,058)              (11,441)               (436,267)
 Net annuity transactions                 --                  --                    --                      --
                               -------------       -------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,885,719)           (330,127)              190,093                (968,104)
                               -------------       -------------            ----------            ------------
 Net increase (decrease) in
  net assets                      (1,556,441)            909,013               195,462                (612,602)
NET ASSETS:
 Beginning of year                21,529,493          17,216,606                    --               9,313,145
                               -------------       -------------            ----------            ------------
 End of year                     $19,973,052         $18,125,619              $195,462              $8,700,543
                               =============       =============            ==========            ============


                                  AIM V.I.                  AIM V.I.           AIM V.I.             AIM V.I.
                                 GOVERNMENT                HIGH YIELD        INTERNATIONAL        MID CAP CORE
                               SECURITIES FUND                FUND            GROWTH FUND         EQUITY FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $3,160,047                 $125,119           $(118,239)         $(1,156,428)
 Net realized gain (loss) on
  security transactions               (12,687)                  43,938             176,916               73,959
 Net realized gain on
  distributions                            --                       --                  --            3,411,805
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (3,133,137)                (157,304)          2,715,870            3,424,511
                               --------------             ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           14,223                   11,753           2,774,547            5,753,847
                               --------------             ------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                         46,214,367                   66,392          16,320,495           12,901,656
 Net transfers                     19,076,291                   48,411          (2,305,337)           6,048,950
 Surrenders for benefit
  payments and fees               (10,148,409)                (279,125)         (1,349,000)          (5,697,339)
 Net annuity transactions              42,847                       --                  --               14,005
                               --------------             ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                55,185,096                 (164,322)         12,666,158           13,267,272
                               --------------             ------------       -------------       --------------
 Net increase (decrease) in
  net assets                       55,199,319                 (152,569)         15,440,705           19,021,119
NET ASSETS:
 Beginning of year                127,198,337                1,906,708           7,515,010           92,613,177
                               --------------             ------------       -------------       --------------
 End of year                     $182,397,656               $1,754,139         $22,955,715         $111,634,296
                               ==============             ============       =============       ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

(b) Formerly AIM V.I. Dent Demographic Trends Fund Sub-Account. Change effective July 1, 2005.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   AIM V.I.            AIM V.I.
                                   PREMIER             SMALL CAP
                                 EQUITY FUND          EQUITY FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(539,785)          $(171,338)
 Net realized gain (loss) on
  security transactions                 79,171              22,544
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        4,325,066             828,383
                                --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         3,864,452             679,589
                                --------------       -------------
UNIT TRANSACTIONS:
 Purchases                          25,041,394           2,795,891
 Net transfers                      15,030,182           2,291,908
 Surrenders for benefit
  payments and fees                 (3,819,241)           (501,337)
 Net annuity transactions               11,967                (651)
                                --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 36,264,302           4,585,811
                                --------------       -------------
 Net increase (decrease) in
  net assets                        40,128,754           5,265,400
NET ASSETS:
 Beginning of year                  60,507,591           6,585,417
                                --------------       -------------
 End of year                      $100,636,345         $11,850,817
                                ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       AMERICAN
                                     AIM V.I.                AMERICAN                 FUNDS BLUE            AMERICAN
                                    LARGE CAP              FUNDS ASSET             CHIP INCOME AND           FUNDS
                                   GROWTH FUND           ALLOCATION FUND             GROWTH FUND           BOND FUND
                                 SUB-ACCOUNT (A)           SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,062)               $2,430,115               $(1,258,676)          $5,396,941
 Net realized gain (loss) on
  security transactions                   (463)                  665,333                   417,291              296,251
 Net realized gain on
  distributions                            875                        --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           29,871                22,879,864                11,353,917           (5,728,533)
                                    ----------            --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            27,221                25,975,312                10,512,532              (35,341)
                                    ----------            --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             265,119                59,566,147                24,273,343           38,415,254
 Net transfers                         419,447                20,071,751                 6,202,341           18,113,541
 Surrenders for benefit
  payments and fees                     (1,774)              (22,451,100)               (9,783,012)         (16,438,042)
 Net annuity transactions                   --                    60,748                    21,219               21,175
                                    ----------            --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    682,792                57,247,546                20,713,891           40,111,928
                                    ----------            --------------            --------------       --------------
 Net increase (decrease) in
  net assets                           710,013                83,222,858                31,226,423           40,076,587
NET ASSETS:
 Beginning of year                          --               305,800,802               171,054,092          233,362,241
                                    ----------            --------------            --------------       --------------
 End of year                          $710,013              $389,023,660              $202,280,515         $273,438,828
                                    ==========            ==============            ==============       ==============

                                                                                                AMERICAN
                                 AMERICAN             AMERICAN             AMERICAN              FUNDS
                               FUNDS GLOBAL         FUNDS GROWTH        FUNDS GROWTH-        INTERNATIONAL
                                GROWTH FUND             FUND             INCOME FUND              FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(742,290)         $(6,754,894)         $(1,568,863)             $92,155
 Net realized gain (loss) on
  security transactions              765,915            2,656,638            2,073,929              330,729
 Net realized gain on
  distributions                           --                   --            3,000,208                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     10,092,094          110,356,452           30,307,184           31,056,761
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      10,115,719          106,258,196           33,812,458           31,479,645
                               -------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                        11,816,375          134,243,784          141,183,806           37,232,563
 Net transfers                     5,638,449           35,725,686           48,570,443           15,670,862
 Surrenders for benefit
  payments and fees               (3,728,818)         (36,549,905)         (38,857,697)          (7,658,516)
 Net annuity transactions             10,868              (16,290)             (51,264)               5,851
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               13,736,874          133,403,275          150,845,288           45,250,760
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      23,852,593          239,661,471          184,657,746           76,730,405
NET ASSETS:
 Beginning of year                70,974,127          646,946,225          662,105,516          126,975,065
                               -------------       --------------       --------------       --------------
 End of year                     $94,826,720         $886,607,696         $846,763,262         $203,705,470
                               =============       ==============       ==============       ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                       AMERICAN
                                                        FUNDS
                                  AMERICAN           GLOBAL SMALL
                                  FUNDS NEW         CAPITALIZATION
                                 WORLD FUND              FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(137,593)          $(462,383)
 Net realized gain (loss) on
  security transactions               349,855             255,665
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       6,748,258          14,970,739
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        6,960,520          14,764,021
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          8,738,814          13,172,316
 Net transfers                      3,783,919           7,415,256
 Surrenders for benefit
  payments and fees                (1,763,633)         (3,562,308)
 Net annuity transactions              (2,692)             (2,470)
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                10,756,408          17,022,794
                                -------------       -------------
 Net increase (decrease) in
  net assets                       17,716,928          31,786,815
NET ASSETS:
 Beginning of year                 30,464,224          53,743,272
                                -------------       -------------
 End of year                      $48,181,152         $85,530,087
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               EVERGREEN VA
                                   EVERGREEN VA          EVERGREEN VA         INTERNATIONAL         EVERGREEN VA
                                  BALANCED FUND          GROWTH FUND           EQUITY FUND           OMEGA FUND
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $367               $(2,385)               $4,555                 $(85)
 Net realized gain (loss) on
  security transactions                     29                   188                    76                    1
 Net realized gain on
  distributions                             --                    --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,139                15,446                27,698                  189
                                    ----------            ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,535                13,249                32,329                  105
                                    ----------            ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              71,661               374,700               329,885               36,849
 Net transfers                          46,575                55,004                12,853                   --
 Surrenders for benefit
  payments and fees                     (1,621)               (4,966)                 (228)                 (12)
 Net annuity transactions                   --                    --                    --                   --
                                    ----------            ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    116,615               424,738               342,510               36,837
                                    ----------            ----------            ----------            ---------
 Net increase (decrease) in
  net assets                           119,150               437,987               374,839               36,942
NET ASSETS:
 Beginning of year                          --                    --                    --                   --
                                    ----------            ----------            ----------            ---------
 End of year                          $119,150              $437,987              $374,839              $36,942
                                    ==========            ==========            ==========            =========

                                                                                    FRANKLIN
                                    EVERGREEN VA          EVERGREEN VA               RISING                   FRANKLIN
                                   SPECIAL VALUES          FUNDAMENTAL             DIVIDENDS                   INCOME
                                        FUND             LARGE CAP FUND         SECURITIES FUND           SECURITIES FUND
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT (A)          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $18,266                 $105               $(1,238,678)               $9,859,707
 Net realized gain (loss) on
  security transactions                      276                    5                    66,293                    93,205
 Net realized gain on
  distributions                          287,508                   --                   896,836                 1,647,556
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (187,046)                 916                 5,221,393               (11,368,941)
                                    ------------            ---------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             119,004                1,026                 4,945,844                   231,527
                                    ------------            ---------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                             3,628,803               32,197                62,155,198               218,555,166
 Net transfers                           831,537                   --                24,656,052               101,629,700
 Surrenders for benefit
  payments and fees                      (23,129)                 (24)               (7,630,027)              (34,482,098)
 Net annuity transactions                     --                   --                    11,826                    47,751
                                    ------------            ---------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    4,437,211               32,173                79,193,049               285,750,519
                                    ------------            ---------            --------------            --------------
 Net increase (decrease) in
  net assets                           4,556,215               33,199                84,138,893               285,982,046
NET ASSETS:
 Beginning of year                            --                   --               110,567,024               402,467,394
                                    ------------            ---------            --------------            --------------
 End of year                          $4,556,215              $33,199              $194,705,917              $688,449,440
                                    ============            =========            ==============            ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       FRANKLIN
                                       LARGE CAP           FRANKLIN
                                        GROWTH               REAL
                                    SECURITIES FUND       ESTATE FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(517,689)              $(397)
 Net realized gain (loss) on
  security transactions                      6,810             410,573
 Net realized gain on
  distributions                                 --             455,833
 Net unrealized appreciation
  (depreciation) of
  investments during the year              613,127             (48,479)
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               102,248             817,530
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                              13,746,644              36,389
 Net transfers                           9,639,679            (836,521)
 Surrenders for benefit
  payments and fees                     (2,269,309)           (604,417)
 Net annuity transactions                    4,642               5,681
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     21,121,656          (1,398,868)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                            21,223,904            (581,338)
NET ASSETS:
 Beginning of year                      34,670,307           8,083,795
                                     -------------       -------------
 End of year                           $55,894,211          $7,502,457
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                           FRANKLIN                FRANKLIN
                                      SMALL-MID                  FRANKLIN                 FLEX CAP               LARGE CAP
                                      CAP GROWTH             STRATEGIC INCOME              GROWTH                  VALUE
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND         SECURITIES FUND
                                   SUB-ACCOUNT (C)             SUB-ACCOUNT            SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,580,542)               $3,711,468                $(29,601)                $(1,458)
 Net realized gain (loss) on
  security transactions                    719,257                    68,971                   2,090                  (3,328)
 Net realized gain on
  distributions                                 --                   955,252                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,910,936                (4,412,724)                302,947                  47,071
                                    --------------            --------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,049,651                   322,967                 275,436                  42,285
                                    --------------            --------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              10,296,776                29,727,769               3,573,582                 914,700
 Net transfers                           1,424,213                14,996,957               2,709,119                 594,380
 Surrenders for benefit
  payments and fees                     (5,807,434)               (7,506,898)                (67,482)                (18,299)
 Net annuity transactions                   69,027                     2,960                      --                      --
                                    --------------            --------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      5,982,582                37,220,788               6,215,219               1,490,781
                                    --------------            --------------            ------------            ------------
 Net increase (decrease) in
  net assets                             9,032,233                37,543,755               6,490,655               1,533,066
NET ASSETS:
 Beginning of year                      93,126,674               106,682,734                      --                      --
                                    --------------            --------------            ------------            ------------
 End of year                          $102,158,907              $144,226,489              $6,490,655              $1,533,066
                                    ==============            ==============            ============            ============

                                                                TEMPLETON
                                        MUTUAL                 DEVELOPING                TEMPLETON                TEMPLETON
                                        SHARES                   MARKETS                  FOREIGN                GLOBAL ASSET
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND          ALLOCATION FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,035,187)                $(87,228)                $(737,119)                $87,188
 Net realized gain (loss) on
  security transactions                    533,444                  177,188                   205,754                 135,024
 Net realized gain on
  distributions                          1,343,550                       --                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           38,917,029                6,566,608                13,778,825                (159,704)
                                    --------------            -------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            37,758,836                6,656,568                13,247,460                  62,508
                                    --------------            -------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                             111,471,758                8,336,873                42,632,944                   5,628
 Net transfers                          54,093,927                8,339,641                18,528,728                (212,466)
 Surrenders for benefit
  payments and fees                    (20,203,045)                (971,733)               (6,392,312)               (515,675)
 Net annuity transactions                   52,289                       --                    11,500                   5,683
                                    --------------            -------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    145,414,929               15,704,781                54,780,860                (716,830)
                                    --------------            -------------            --------------            ------------
 Net increase (decrease) in
  net assets                           183,173,765               22,361,349                68,028,320                (654,322)
NET ASSETS:
 Beginning of year                     322,371,899               17,895,725               109,330,179               3,852,461
                                    --------------            -------------            --------------            ------------
 End of year                          $505,545,664              $40,257,074              $177,358,499              $3,198,139
                                    ==============            =============            ==============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

(c)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       TEMPLETON                  MUTUAL
                                         GROWTH                  DISCOVERY
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,448,511)               $(189,677)
 Net realized gain (loss) on
  security transactions                     170,816                  112,098
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            22,848,525                6,716,736
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             21,570,830                6,639,157
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              107,964,438               16,255,758
 Net transfers                           55,783,511               11,987,088
 Surrenders for benefit
  payments and fees                     (13,171,366)              (2,544,397)
 Net annuity transactions                   227,174                   22,036
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     150,803,757               25,720,485
                                     --------------            -------------
 Net increase (decrease) in
  net assets                            172,374,587               32,359,642
NET ASSETS:
 Beginning of year                      180,784,552               31,348,864
                                     --------------            -------------
 End of year                           $353,159,139              $63,708,506
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                  HARTFORD
                                                          HARTFORD            HARTFORD            DIVIDEND
                                 HARTFORD               TOTAL RETURN           CAPITAL               AND
                                 ADVISERS                   BOND            APPRECIATION           GROWTH
                                 HLS FUND                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT (D)       SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $460,340               $4,816,382           $(886,441)          $(127,982)
 Net realized gain (loss) on
  security transactions              434,357                   21,368           1,386,904             174,374
 Net realized gain on
  distributions                    2,378,943                  672,299          10,980,178           2,596,180
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,121,032)              (5,205,058)         (1,626,626)           (318,205)
                               -------------            -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,152,608                  304,991           9,854,015           2,324,367
                               -------------            -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         1,459,572                6,095,196             884,061           4,032,006
 Net transfers                       107,141                7,676,531             853,242           3,957,829
 Surrenders for benefit
  payments and fees               (7,255,363)              (9,485,068)         (7,500,949)         (5,219,625)
 Net annuity transactions            (19,228)                  15,715              19,350                  --
                               -------------            -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (5,707,878)               4,302,374          (5,744,296)          2,770,210
                               -------------            -------------       -------------       -------------
 Net increase (decrease) in
  net assets                      (3,555,270)               4,607,365           4,109,719           5,094,577
NET ASSETS:
 Beginning of year                44,773,797               87,793,858          77,338,438          55,137,176
                               -------------            -------------       -------------       -------------
 End of year                     $41,218,527              $92,401,223         $81,448,157         $60,231,753
                               =============            =============       =============       =============


                                                                             HARTFORD              HARTFORD
                                   HARTFORD             HARTFORD              GLOBAL                GLOBAL
                                     FOCUS          GLOBAL ADVISERS       COMMUNICATIONS      FINANCIAL SERVICES
                                   HLS FUND             HLS FUND             HLS FUND              HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(6)               $7,739                 $92                   $953
 Net realized gain (loss) on
  security transactions                   7                (3,054)                 48                    196
 Net realized gain on
  distributions                         262                    --                  11                     61
 Net unrealized appreciation
  (depreciation) of
  investments during the year           261                 2,359                 532                  4,282
                                    -------            ----------             -------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            524                 7,044                 683                  5,492
                                    -------            ----------             -------              ---------
UNIT TRANSACTIONS:
 Purchases                               --                    --                  --                     --
 Net transfers                          422                 5,929                 490                 (1,297)
 Surrenders for benefit
  payments and fees                    (801)              (79,168)               (439)                   (15)
 Net annuity transactions                --                    --                  --                     --
                                    -------            ----------             -------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (379)              (73,239)                 51                 (1,312)
                                    -------            ----------             -------              ---------
 Net increase (decrease) in
  net assets                            145               (66,195)                734                  4,180
NET ASSETS:
 Beginning of year                    7,143               403,991               3,826                 66,227
                                    -------            ----------             -------              ---------
 End of year                         $7,288              $337,796              $4,560                $70,407
                                    =======            ==========             =======              =========

(d) Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
    2005.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                      HARTFORD               HARTFORD
                                   GLOBAL HEALTH          GLOBAL LEADERS
                                      HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(10,695)               $(17,758)
 Net realized gain (loss) on
  security transactions                   7,246                 (15,178)
 Net realized gain on
  distributions                          59,322                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            31,440                  54,507
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             87,313                  21,571
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                  18,406
 Net transfers                            9,283                  49,951
 Surrenders for benefit
  payments and fees                     (63,780)               (155,584)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (54,497)                (87,227)
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             32,816                 (65,656)
NET ASSETS:
 Beginning of year                      865,159               2,378,134
                                     ----------            ------------
 End of year                           $897,975              $2,312,478
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD              HARTFORD                                  HARTFORD
                                      GLOBAL             DISCIPLINED            HARTFORD              GROWTH
                                    TECHNOLOGY              EQUITY               GROWTH            OPPORTUNITIES
                                     HLS FUND              HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(5,650)              $(3,618)               $(312)               $(576)
 Net realized gain (loss) on
  security transactions                (15,473)                3,680                   10                  272
 Net realized gain on
  distributions                             --                    --                1,001                5,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year           64,342                41,707                  131                2,788
                                    ----------            ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            43,219                41,769                  830                7,528
                                    ----------            ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                 1,684                  306               10,593
 Net transfers                          (2,364)              (71,018)                  --               52,531
 Surrenders for benefit
  payments and fees                    (22,158)              (30,408)                 (45)              (2,553)
 Net annuity transactions                   --                    --                   --                   --
                                    ----------            ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (24,522)              (99,742)                 261               60,571
                                    ----------            ----------            ---------            ---------
 Net increase (decrease) in
  net assets                            18,697               (57,973)               1,091               68,099
NET ASSETS:
 Beginning of year                     487,977               954,174               25,380               17,991
                                    ----------            ----------            ---------            ---------
 End of year                          $506,674              $896,201              $26,471              $86,090
                                    ==========            ==========            =========            =========

                                                                                   HARTFORD
                                                                                INTERNATIONAL           HARTFORD
                                     HARTFORD               HARTFORD               CAPITAL            INTERNATIONAL
                                    HIGH YIELD               INDEX               APPRECIATION         SMALL COMPANY
                                     HLS FUND               HLS FUND               HLS FUND             HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $20,925                  $4,533               $(1,567)                $905
 Net realized gain (loss) on
  security transactions                  1,227                  (6,804)                  204                  286
 Net realized gain on
  distributions                             --                  44,884                11,927                9,612
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (20,752)                 (2,765)               11,390               (1,386)
                                    ----------            ------------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,400                  39,848                21,954                9,417
                                    ----------            ------------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                 200                  24,329                   456                   --
 Net transfers                           9,691                  33,026               240,367               52,514
 Surrenders for benefit
  payments and fees                    (47,477)               (120,197)              (21,073)                  (7)
 Net annuity transactions                   --                      --                    --                   --
                                    ----------            ------------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (37,586)                (62,842)              219,750               52,507
                                    ----------            ------------            ----------            ---------
 Net increase (decrease) in
  net assets                           (36,186)                (22,994)              241,704               61,924
NET ASSETS:
 Beginning of year                     445,465               1,487,541                25,154               24,562
                                    ----------            ------------            ----------            ---------
 End of year                          $409,279              $1,464,547              $266,858              $86,486
                                    ==========            ============            ==========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                  HARTFORD
                                INTERNATIONAL              HARTFORD
                                OPPORTUNITIES               MIDCAP
                                  HLS FUND                 HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(155,285)               $(61,097)
 Net realized gain (loss) on
  security transactions                67,116                  82,312
 Net realized gain on
  distributions                            --                 745,844
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,192,318                 (48,444)
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,104,149                 718,615
                                -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            353,596                   4,625
 Net transfers                      2,514,309                (245,415)
 Surrenders for benefit
  payments and fees                  (977,699)               (358,537)
 Net annuity transactions                (454)                     --
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 1,889,752                (599,327)
                                -------------            ------------
 Net increase (decrease) in
  net assets                        2,993,901                 119,288
NET ASSETS:
 Beginning of year                  7,088,183               5,242,427
                                -------------            ------------
 End of year                      $10,082,084              $5,361,715
                                =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD                 HARTFORD
                                     HARTFORD              MONEY                  MORTGAGE                 HARTFORD
                                   MIDCAP VALUE           MARKET                 SECURITIES             SMALL COMPANY
                                     HLS FUND            HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(6,519)           $1,228,113                $11,915                 $(164,635)
 Net realized gain (loss) on
  security transactions                   5,079                     1                   (547)                  222,887
 Net realized gain on
  distributions                          46,495                    --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (8,201)                    4                 (7,911)                1,575,058
                                    -----------       ---------------            -----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             36,854             1,228,118                  3,457                 1,633,310
                                    -----------       ---------------            -----------            --------------
UNIT TRANSACTIONS:
 Purchases                                   --            35,586,118                  3,079                     2,982
 Net transfers                          (16,700)           10,497,651                (86,404)                 (376,119)
 Surrenders for benefit
  payments and fees                     (49,939)          (22,549,356)               (52,525)                 (800,221)
 Net annuity transactions                    --               (30,702)                    --                        --
                                    -----------       ---------------            -----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (66,639)           23,503,711               (135,850)               (1,173,358)
                                    -----------       ---------------            -----------            --------------
 Net increase (decrease) in
  net assets                            (29,785)           24,731,829               (132,393)                  459,952
NET ASSETS:
 Beginning of year                      511,614            92,095,058                552,489                 9,560,172
                                    -----------       ---------------            -----------            --------------
 End of year                           $481,829          $116,826,887               $420,096               $10,020,124
                                    ===========       ===============            ===========            ==============

                                     HARTFORD                                    HARTFORD
                                     SMALLCAP            HARTFORD             U.S. GOVERNMENT           HARTFORD
                                      GROWTH              STOCK                 SECURITIES                VALUE
                                     HLS FUND            HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,220)            $(43,340)                $8,769                 $1,231
 Net realized gain (loss) on
  security transactions                     159                  291                  6,088                  1,457
 Net realized gain on
  distributions                           9,656                   --                     --                  2,563
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,878            2,282,029                (16,456)                 5,037
                                    -----------       --------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             11,473            2,238,980                 (1,599)                10,288
                                    -----------       --------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                3,315            2,849,891                  1,162                  2,916
 Net transfers                           67,288              974,360               (100,424)                85,658
 Surrenders for benefit
  payments and fees                      (4,181)          (2,431,325)               (14,632)                (5,796)
 Net annuity transactions                    --                   --                     --                     --
                                    -----------       --------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      66,422            1,392,926               (113,894)                82,778
                                    -----------       --------------            -----------            -----------
 Net increase (decrease) in
  net assets                             77,895            3,631,906               (115,493)                93,066
NET ASSETS:
 Beginning of year                       65,216           27,278,582                768,103                116,987
                                    -----------       --------------            -----------            -----------
 End of year                           $143,111          $30,910,488               $652,610               $210,053
                                    ===========       ==============            ===========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                      HARTFORD
                                       VALUE               HARTFORD
                                   OPPORTUNITIES         EQUITY INCOME
                                      HLS FUND             HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (A)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $108                 $147
 Net realized gain (loss) on
  security transactions                     140                    2
 Net realized gain on
  distributions                           2,928                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             6,431                  129
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              9,607                  278
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                2,000                   --
 Net transfers                          152,502               21,739
 Surrenders for benefit
  payments and fees                      (3,653)              (1,169)
 Net annuity transactions                    --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     150,849               20,570
                                     ----------            ---------
 Net increase (decrease) in
  net assets                            160,456               20,848
NET ASSETS:
 Beginning of year                       12,026                   --
                                     ----------            ---------
 End of year                           $172,482              $20,848
                                     ==========            =========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA           HUNTINGTON VA                                 HUNTINGTON VA
                                       INCOME                 DIVIDEND            HUNTINGTON VA             MID CORP
                                    EQUITY FUND             CAPTURE FUND           GROWTH FUND            AMERICA FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,911)                $24,994              $(10,763)               $(24,974)
 Net realized gain (loss) on
  security transactions                    1,212                     193                 2,572                   2,630
 Net realized gain on
  distributions                               --                 105,601                   223                   2,008
 Net unrealized appreciation
  (depreciation) of
  investments during the year             20,609                 (76,949)                3,234                 175,635
                                    ------------            ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              18,910                  53,839                (4,734)                155,299
                                    ------------            ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               190,769               1,334,478               185,634                 949,297
 Net transfers                           128,701                 612,710                (2,236)                273,274
 Surrenders for benefit
  payments and fees                      (60,611)               (102,264)              (34,120)                (64,642)
 Net annuity transactions                     --                      --                    --                      --
                                    ------------            ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      258,859               1,844,924               149,278               1,157,929
                                    ------------            ------------            ----------            ------------
 Net increase (decrease) in
  net assets                             277,769               1,898,763               144,544               1,313,228
NET ASSETS:
 Beginning of year                     1,099,860               1,356,635               653,212                 775,961
                                    ------------            ------------            ----------            ------------
 End of year                          $1,377,629              $3,255,398              $797,756              $2,089,189
                                    ============            ============            ==========            ============

                                   HUNTINGTON VA           HUNTINGTON VA          HUNTINGTON VA        HUNTINGTON VA
                                    NEW ECONOMY               ROTATING            INTERNATIONAL          MACRO 100
                                        FUND                MARKETS FUND           EQUITY FUND              FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (E)        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(20,708)               $(11,840)                  $3               $(3,102)
 Net realized gain (loss) on
  security transactions                      722                   2,858                   41                   301
 Net realized gain on
  distributions                              955                  19,416                   76                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            149,969                  66,284                3,068                18,331
                                    ------------            ------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             130,938                  76,718                3,188                15,530
                                    ------------            ------------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               633,779                  84,340               39,106               122,256
 Net transfers                           217,888                  12,428                7,619                73,094
 Surrenders for benefit
  payments and fees                      (39,573)                (50,253)                (715)               (8,423)
 Net annuity transactions                     --                      --                   --                    --
                                    ------------            ------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      812,094                  46,515               46,010               186,927
                                    ------------            ------------            ---------            ----------
 Net increase (decrease) in
  net assets                             943,032                 123,233               49,198               202,457
NET ASSETS:
 Beginning of year                       630,564                 922,194                   --                88,215
                                    ------------            ------------            ---------            ----------
 End of year                          $1,573,596              $1,045,427              $49,198              $290,672
                                    ============            ============            =========            ==========

(e)  From inception, July 5, 2005 to December 31, 2005.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   HUNTINGTON VA         HUNTINGTON VA
                                     MORTGAGE           SITUS SMALL CAP
                                  SECURITIES FUND             FUND
                                  SUB-ACCOUNT (E)         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(71)                $(9,602)
 Net realized gain (loss) on
  security transactions                     --                   1,012
 Net realized gain on
  distributions                             --                   5,199
 Net unrealized appreciation
  (depreciation) of
  investments during the year               44                  76,641
                                     ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (27)                 73,250
                                     ---------            ------------
UNIT TRANSACTIONS:
 Purchases                              23,006                 753,461
 Net transfers                           5,868                 222,603
 Surrenders for benefit
  payments and fees                         23                  (8,014)
 Net annuity transactions                   --                      --
                                     ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     28,897                 968,050
                                     ---------            ------------
 Net increase (decrease) in
  net assets                            28,870               1,041,300
NET ASSETS:
 Beginning of year                          --                  17,771
                                     ---------            ------------
 End of year                           $28,870              $1,059,071
                                     =========            ============

(e)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MFS CAPITAL
                               OPPORTUNITIES            MFS EMERGING         MFS GLOBAL                MFS HIGH
                                  SERIES                GROWTH SERIES       EQUITY SERIES            INCOME SERIES
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(121,726)               $(259,396)          $(106,852)              $3,473,484
 Net realized gain (loss) on
  security transactions             (748,019)              (1,304,343)            129,828                  394,942
 Net realized gain on
  distributions                           --                       --             151,729                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        848,690                2,798,787             231,490               (3,454,330)
                               -------------            -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (21,055)               1,235,048             406,195                  414,096
                               -------------            -------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                           334,052                1,021,210             726,190                8,289,179
 Net transfers                    (1,044,783)                (461,270)         (1,227,504)               4,322,885
 Surrenders for benefit
  payments and fees               (1,309,247)              (1,071,135)           (314,861)              (5,843,311)
 Net annuity transactions             (3,827)                  (3,794)                 --                       --
                               -------------            -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,023,805)                (514,989)           (816,175)               6,768,753
                               -------------            -------------       -------------            -------------
 Net increase (decrease) in
  net assets                      (2,044,860)                 720,059            (409,980)               7,182,849
NET ASSETS:
 Beginning of year                17,113,345               17,337,143           8,553,762               72,798,997
                               -------------            -------------       -------------            -------------
 End of year                     $15,068,485              $18,057,202          $8,143,782              $79,981,846
                               =============            =============       =============            =============


                                    MFS INVESTORS       MFS INVESTORS              MFS MID CAP                MFS NEW
                                 GROWTH STOCK SERIES     TRUST SERIES             GROWTH SERIES          DISCOVERY SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(370,962)           $(977,227)               $(688,302)               $(859,296)
 Net realized gain (loss) on
  security transactions                  (442,556)              72,063                  191,232                  (15,606)
 Net realized gain on
  distributions                                --                   --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,524,731            6,341,366                1,037,831                3,764,032
                                    -------------       --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              711,213            5,436,202                  540,761                2,889,130
                                    -------------       --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,181,472           25,305,972                2,887,510               13,349,358
 Net transfers                         (2,787,840)          12,316,975                  568,292               13,180,371
 Surrenders for benefit
  payments and fees                    (2,330,255)          (4,712,971)              (2,379,172)              (2,569,072)
 Net annuity transactions                   4,467               20,399                       --                     (351)
                                    -------------       --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,932,156)          32,930,375                1,076,630               23,960,306
                                    -------------       --------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (3,220,943)          38,366,577                1,617,391               26,849,436
NET ASSETS:
 Beginning of year                     32,297,393           67,383,263               43,209,645               42,972,227
                                    -------------       --------------            -------------            -------------
 End of year                          $29,076,450         $105,749,840              $44,827,036              $69,821,663
                                    =============       ==============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                  MFS TOTAL               MFS
                                RETURN SERIES        VALUE SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $917,925           $(189,624)
 Net realized gain (loss) on
  security transactions                619,090              53,676
 Net realized gain on
  distributions                     11,805,236             391,864
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (8,940,057)            691,568
                                --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         4,402,194             947,484
                                --------------       -------------
UNIT TRANSACTIONS:
 Purchases                          73,371,923           4,550,138
 Net transfers                      30,512,245           5,064,628
 Surrenders for benefit
  payments and fees                (16,692,776)         (1,146,983)
 Net annuity transactions              106,380                  --
                                --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 87,297,772           8,467,783
                                --------------       -------------
 Net increase (decrease) in
  net assets                        91,699,966           9,415,267
NET ASSETS:
 Beginning of year                 262,582,873          13,634,264
                                --------------       -------------
 End of year                      $354,282,839         $23,049,531
                                ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               MFS
                                        MFS                  RESEARCH                                     MERCURY
                                      RESEARCH            INTERNATIONAL              MFS             GLOBAL GROWTH V.I.
                                    BOND SERIES               SERIES           RESEARCH SERIES              FUND
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT (A)       SUB-ACCOUNT (A)        SUB-ACCOUNT (F)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(13,290)                 $454               $(3,817)               $(1,346)
 Net realized gain (loss) on
  security transactions                   (1,080)                  704                   424                 24,150
 Net realized gain on
  distributions                               --                11,482                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             12,617                49,628                26,755                  1,946
                                    ------------            ----------            ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (1,753)               62,268                23,362                 24,750
                                    ------------            ----------            ----------             ----------
UNIT TRANSACTIONS:
 Purchases                             1,057,568               247,686               391,742                  7,250
 Net transfers                         1,657,202               551,115               399,543                     --
 Surrenders for benefit
  payments and fees                     (129,363)               (3,795)               (8,892)               (75,986)
 Net annuity transactions                     --                    --                    --                     --
                                    ------------            ----------            ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,585,407               795,006               782,393                (68,736)
                                    ------------            ----------            ----------             ----------
 Net increase (decrease) in
  net assets                           2,583,654               857,274               805,755                (43,986)
NET ASSETS:
 Beginning of year                            --                    --                    --                256,217
                                    ------------            ----------            ----------             ----------
 End of year                          $2,583,654              $857,274              $805,755               $212,231
                                    ============            ==========            ==========             ==========

                                                          NATIONS
                                      MERCURY             MARSICO
                                     LARGE CAP         INTERNATIONAL               NATIONS                  NATIONS
                                    GROWTH V.I.        OPPORTUNITIES             HIGH YIELD              INTERNATIONAL
                                        FUND             PORTFOLIO             BOND PORTFOLIO           VALUE PORTFOLIO
                                  SUB-ACCOUNT (G)       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(20,637)          $(602,950)               $(539,837)                 $(4,541)
 Net realized gain (loss) on
  security transactions                    7,932             259,353                  (19,757)                  91,719
 Net realized gain on
  distributions                               --             688,713                   89,640                1,067,501
 Net unrealized appreciation
  (depreciation) of
  investments during the year            125,809           5,636,405                  523,770               (1,001,859)
                                    ------------       -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             113,104           5,981,521                   53,816                  152,820
                                    ------------       -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                59,991           2,750,891                1,607,283                       --
 Net transfers                           (23,125)          2,548,215                 (658,034)              (3,985,043)
 Surrenders for benefit
  payments and fees                      (23,248)         (2,280,495)              (3,065,645)                (610,634)
 Net annuity transactions                     --              17,255                       --                       --
                                    ------------       -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       13,618           3,035,866               (2,116,396)              (4,595,677)
                                    ------------       -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             126,722           9,017,387               (2,062,580)              (4,442,857)
NET ASSETS:
 Beginning of year                     1,296,849          30,260,249               32,871,529                4,442,857
                                    ------------       -------------            -------------            -------------
 End of year                          $1,423,571         $39,277,636              $30,808,949                     $ --
                                    ============       =============            =============            =============

(a)  From inception, May 2, 2005 to December 31, 2005.

(f) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

(g) Formerly Merrill Lynch Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                            NATIONS
                                        NATIONS              ASSET
                                    MARSICO FOCUSED       ALLOCATION
                                  EQUITIES PORTFOLIO       PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(584,956)          $(185,392)
 Net realized gain (loss) on
  security transactions                    339,623              66,770
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,933,353             401,839
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,688,020             283,217
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               1,717,821             248,840
 Net transfers                             476,955             394,094
 Surrenders for benefit
  payments and fees                     (2,622,898)           (947,119)
 Net annuity transactions                   30,470                  --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (397,652)           (304,185)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                             2,290,368             (20,968)
NET ASSETS:
 Beginning of year                      31,596,528          10,707,336
                                     -------------       -------------
 End of year                           $33,886,896         $10,686,368
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  NATIONS                 NATIONS
                                  MARSICO                 MARSICO                  NATIONS                  NATIONS
                                  GROWTH                21ST CENTURY            MIDCAP GROWTH            SMALL COMPANY
                                 PORTFOLIO               PORTFOLIO                PORTFOLIO                PORTFOLIO
                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(531,356)              $(118,178)               $(626,086)               $(419,757)
 Net realized gain (loss) on
  security transactions              179,066                  36,781                  127,934                  160,049
 Net realized gain on
  distributions                           --                      --                2,448,384                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,027,694                 589,185                 (651,296)               1,321,660
                               -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,675,404                 507,788                1,298,936                1,061,952
                               -------------            ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                         1,819,535               1,037,005                2,954,107                1,887,625
 Net transfers                     1,747,777               1,233,764                1,565,009                1,030,852
 Surrenders for benefit
  payments and fees               (2,348,083)               (691,298)              (2,620,872)              (1,886,632)
 Net annuity transactions                 --                      --                       --                   12,684
                               -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,219,229               1,579,471                1,898,244                1,044,529
                               -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets                       2,894,633               2,087,259                3,197,180                2,106,481
NET ASSETS:
 Beginning of year                27,182,896               5,268,106               32,048,380               21,477,959
                               -------------            ------------            -------------            -------------
 End of year                     $30,077,529              $7,355,365              $35,245,560              $23,584,440
                               =============            ============            =============            =============

                                                          JPMORGAN                JPMORGAN                 JPMORGAN
                                  NATIONS                INVESTMENT              INVESTMENT               INVESTMENT
                                   VALUE               TRUST BALANCED            TRUST BOND           TRUST DIVERSIFIED
                                 PORTFOLIO               PORTFOLIO                PORTFOLIO            EQUITY PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT (H)          SUB-ACCOUNT (I)         SUB-ACCOUNT (J)
-----------------------------  -------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(714,292)                 $8,871                 $159,581                $(36,827)
 Net realized gain (loss) on
  security transactions              173,202                    (346)                     410                    (293)
 Net realized gain on
  distributions                      366,549                      --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,926,170                   7,434                  (37,102)                163,337
                               -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,751,629                  15,959                  122,889                 126,217
                               -------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                         2,509,955                 178,723               12,298,490               2,967,294
 Net transfers                     1,894,542                 496,357                7,305,537               1,358,512
 Surrenders for benefit
  payments and fees               (3,112,618)                (77,825)                (827,458)               (160,004)
 Net annuity transactions             30,594                      --                       --                      --
                               -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,322,473                 597,255               18,776,569               4,165,802
                               -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets                       4,074,102                 613,214               18,899,458               4,292,019
NET ASSETS:
 Beginning of year                35,967,606                 938,916                5,976,171               1,535,926
                               -------------            ------------            -------------            ------------
 End of year                     $40,041,708              $1,552,130              $24,875,629              $5,827,945
                               =============            ============            =============            ============

(h) Formerly One Group Investment Trust Balanced Portfolio Sub-Account. Change effective May 1, 2005.

(i) Formerly One Group Investment Trust Bond Portfolio Sub-Account. Change effective May 1, 2005.

(j) Formerly One Group Investment Trust Diversified Equity Portfolio Sub-Account. Change effective May 1, 2005.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                      JPMORGAN               JPMORGAN
                                  INVESTMENT TRUST       INVESTMENT TRUST
                                  DIVERSIFIED MID          EQUITY INDEX
                                   CAP PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT (K)         SUB-ACCOUNT (L)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,382)                $(88,297)
 Net realized gain (loss) on
  security transactions                     377                     (991)
 Net realized gain on
  distributions                           7,349                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            54,026                  754,365
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             56,370                  665,077
                                     ----------            -------------
UNIT TRANSACTIONS:
 Purchases                              223,315               10,622,523
 Net transfers                          321,895                4,793,979
 Surrenders for benefit
  payments and fees                     (22,584)                (648,971)
 Net annuity transactions                    --                       --
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     522,626               14,767,531
                                     ----------            -------------
 Net increase (decrease) in
  net assets                            578,996               15,432,608
NET ASSETS:
 Beginning of year                      181,751                5,275,320
                                     ----------            -------------
 End of year                           $760,747              $20,707,928
                                     ==========            =============

(k) Formerly One Group Investment Trust Diversified Mid Cap Portfolio Sub-Account. Change effective May 1, 2005.

(l) Formerly One Group Investment Trust Equity Index Portfolio Sub-Account. Change effective May 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN                 JPMORGAN                JPMORGAN             JPMORGAN
                                  INVESTMENT TRUST         INVESTMENT TRUST        INVESTMENT TRUST     INVESTMENT TRUST
                                   GOVERNMENT BOND         LARGE CAP GROWTH         MID CAP GROWTH        MID CAP VALUE
                                      PORTFOLIO               PORTFOLIO               PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT (M)         SUB-ACCOUNT (N)         SUB-ACCOUNT (O)       SUB-ACCOUNT (P)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $114,806                $(1,264)                $(79,398)               $(57,812)
 Net realized gain (loss) on
  security transactions                       150                  3,875                    1,491                     254
 Net realized gain on
  distributions                                --                     --                       --                 230,560
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (45,130)                 2,978                  616,075                 229,923
                                    -------------             ----------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               69,826                  5,589                  538,168                 402,925
                                    -------------             ----------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              4,794,249                 49,938                4,216,981               4,534,407
 Net transfers                          2,922,363                 49,883                1,077,094               1,682,058
 Surrenders for benefit
  payments and fees                      (293,572)               (61,444)                (201,540)               (170,692)
 Net annuity transactions                      --                     --                       --                      --
                                    -------------             ----------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     7,423,040                 38,377                5,092,535               6,045,773
                                    -------------             ----------             ------------            ------------
 Net increase (decrease) in
  net assets                            7,492,866                 43,966                5,630,703               6,448,698
NET ASSETS:
 Beginning of year                      2,737,759                 94,472                1,817,129               1,650,174
                                    -------------             ----------             ------------            ------------
 End of year                          $10,230,625               $138,438               $7,447,832              $8,098,872
                                    =============             ==========             ============            ============

                               JPMORGAN
                               INVESTMENT TRUST                                                         SP WILLIAM BLAIR
                               MID CAP VALUE ON 20/20           JENNISON             PRUDENTIAL           INTERNATIONAL
                               PORTFOLIO US PORTFOLIO          PORTFOLIO          VALUE PORTFOLIO       GROWTH PORTFOLIO
                               SUB-ACCOUNT (P) OUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(3,915)             $(10,866)              $(2,197)                 $(89)
 Net realized gain (loss) on
  security transactions                       4,578               (11,367)                3,658                     8
 Net realized gain on
  distributions                                  --                    --                    --                   263
 Net unrealized appreciation
  (depreciation) of
  investments during the year                49,813               106,515                32,952                   775
                                         ----------            ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                 50,476                84,282                34,413                   957
                                         ----------            ----------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                    7,331                   821                 3,200                    --
 Net transfers                               20,158                (5,401)               (3,459)                6,626
 Surrenders for benefit
  payments and fees                         (25,585)              (50,383)               (7,622)                  (18)
 Net annuity transactions                        --                    --                    --                    --
                                         ----------            ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                           1,904               (54,963)               (7,881)                6,608
                                         ----------            ----------            ----------             ---------
 Net increase (decrease) in
  net assets                                 52,380                29,319                26,532                 7,565
NET ASSETS:
 Beginning of year                          251,684               730,496               246,780                 5,691
                                         ----------            ----------            ----------             ---------
 End of year                               $304,064              $759,815              $273,312               $13,256
                                         ==========            ==========            ==========             =========

(m) Formerly One Group Investment Trust Government Bond Portfolio Sub-Account. Change effective May 1, 2005.

(n) Formerly One Group Investment Trust Large Cap Growth Portfolio Sub-Account. Change effective May 1, 2005.

(o) Formerly One Group Investment Trust Mid Cap Growth Portfolio Sub-Account. Change effective May 1, 2005.

(p) Formerly One Group Investment Trust Mid Cap Value Portfolio Sub-Account. Change effective May 1, 2005.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                              SALOMON
                                       SALOMON                BROTHERS
                                       BROTHERS               VARIABLE
                                       VARIABLE              HIGH YIELD
                                     ALL CAP FUND            BOND FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(11,045)              $13,780
 Net realized gain (loss) on
  security transactions                     4,832                 2,783
 Net realized gain on
  distributions                             2,043                 4,908
 Net unrealized appreciation
  (depreciation) of
  investments during the year              75,660               (14,647)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               71,490                 6,824
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 10,201                 3,079
 Net transfers                             86,836                11,056
 Surrenders for benefit
  payments and fees                      (187,753)              (27,845)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (90,716)              (13,710)
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              (19,226)               (6,886)
NET ASSETS:
 Beginning of year                      2,921,852               304,379
                                     ------------            ----------
 End of year                           $2,902,626              $297,493
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     SALOMON               SALOMON                                  WELLS FARGO
                                     BROTHERS              BROTHERS            WELLS FARGO        ADVANTAGE TOTAL
                                     VARIABLE           VARIABLE TOTAL       ADVANTAGE ASSET        RETURN BOND
                                  INVESTORS FUND         RETURN FUND         ALLOCATION FUND           FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (Q)      SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(221)               $1,963                  $26                 $75
 Net realized gain (loss) on
  security transactions                    569                 5,217                    2                  --
 Net realized gain on
  distributions                             --                 2,099                  252                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           41,739                (6,477)                  73                 (88)
                                    ----------            ----------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            42,087                 2,802                  353                 (13)
                                    ----------            ----------            ---------             -------
UNIT TRANSACTIONS:
 Purchases                               2,545                15,695                   --               8,000
 Net transfers                          33,883               (86,200)                  --                  (1)
 Surrenders for benefit
  payments and fees                    (36,323)              (26,286)                  --                  --
 Net annuity transactions                   --                    --                   --                  --
                                    ----------            ----------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        105               (96,791)                  --               7,999
                                    ----------            ----------            ---------             -------
 Net increase (decrease) in
  net assets                            42,192               (93,989)                 353               7,986
NET ASSETS:
 Beginning of year                     814,260               420,526               11,502                  --
                                    ----------            ----------            ---------             -------
 End of year                          $856,452              $326,537              $11,855              $7,986
                                    ==========            ==========            =========             =======

                                   WELLS FARGO          WELLS FARGO          WELLS FARGO          WELLS FARGO
                                    ADVANTAGE            ADVANTAGE            ADVANTAGE            ADVANTAGE
                                  EQUITY INCOME        INTERNATIONAL        LARGE COMPANY          SMALL CAP
                                      FUND               CORE FUND           GROWTH FUND          GROWTH FUND
                                 SUB-ACCOUNT (R)      SUB-ACCOUNT (S)      SUB-ACCOUNT (T)      SUB-ACCOUNT (U)
-----------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $5                 $54                 $(70)                $(57)
 Net realized gain (loss) on
  security transactions                     2                   2                   --                    4
 Net realized gain on
  distributions                            --                 148                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,217                 378                  515                  432
                                    ---------             -------              -------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,224                 582                  445                  379
                                    ---------             -------              -------              -------
UNIT TRANSACTIONS:
 Purchases                             16,900                  --                   --                   --
 Net transfers                          7,134               6,864                5,618                4,031
 Surrenders for benefit
  payments and fees                        (4)                 (2)                  (3)                   1
 Net annuity transactions                  --                  --                   --                   --
                                    ---------             -------              -------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    24,030               6,862                5,615                4,032
                                    ---------             -------              -------              -------
 Net increase (decrease) in
  net assets                           25,254               7,444                6,060                4,411
NET ASSETS:
 Beginning of year                      7,233               1,349                1,072                  835
                                    ---------             -------              -------              -------
 End of year                          $32,487              $8,793               $7,132               $5,246
                                    =========             =======              =======              =======

(a)  From inception, May 2, 2005 to December 31, 2005.

(q) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

(r) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.

(s) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.

(t) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.

(u) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    STI CLASSIC VT          STI CLASSIC VT
                                       CAPITAL                LARGE CAP             STI CLASSIC VT          STI CLASSIC VT
                                     APPRECIATION           RELATIVE VALUE          MID-CAP EQUITY         LARGE CAP VALUE
                                         FUND                    FUND                    FUND                EQUITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (V)           SUB-ACCOUNT           SUB-ACCOUNT (W)
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(94,994)               $(19,869)               $(24,063)                $(5,523)
 Net realized gain (loss) on
  security transactions                    12,432                 111,531                  70,195                  (1,265)
 Net realized gain on
  distributions                                --                      --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (31,580)                 42,525                 135,422                  61,217
                                     ------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (114,142)                134,187                 181,554                  54,429
                                     ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,156,915                  19,050                 136,263                 643,094
 Net transfers                            648,744                (403,314)               (294,105)                606,057
 Surrenders for benefit
  payments and fees                      (228,222)               (170,380)                (52,600)                (97,924)
 Net annuity transactions                      --                      --                      --                      --
                                     ------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,577,437                (554,644)               (210,442)              1,151,227
                                     ------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            1,463,295                (420,457)                (28,888)              1,205,656
NET ASSETS:
 Beginning of year                      4,695,002               2,425,282               1,815,298               1,732,059
                                     ------------            ------------            ------------            ------------
 End of year                           $6,158,297              $2,004,825              $1,786,410              $2,937,715
                                     ============            ============            ============            ============

(v) Formerly STI Classic VT Growth & Income Fund Sub-Account. Change effective August 1, 2005.

(w) Formerly STI Classic VT Value Income Stock Fund Sub-Account. Change effective August 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "The Accounts"): the AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund, AIM V. I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Large Cap Growth Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Fundamental Large Cap Fund, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Small Mid Cap Growth Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Small Cap Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V.I. Fund, U.S. Mid Cap Value, Capital Opportunities, Developing Growth, Flexible Income, Columbia Asset Allocation Fund VS, Columbia Small Company Growth Fund VS, Columbia Large Cap Value Fund VS, Columbia Marsico International Opportunities Fund VS, Columbia High Yield Fund VS, Columbia Marsico Focused Equities Fund VS, Columbia Marsico Growth Fund VS, Columbia Marsico 21st Century Fund VS, Columbia Marisco Midcap Growth Fund, VS, JPMorgan Insurance Trust Balanced Portfolio - 1, JPMorgan Insurance Trust Core Bond Portfolio - 1, JPMorgan Insurance Trust Diversified Equity Portfolio - 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - 1, JPMorgan Insurance Trust Equity Index Portfolio - 1, JPMorgan Insurance Trust Government Bond Portfolio - 1, JPMorgan Insurance Trust Intrepid Growth Portfolio - 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio - 1, JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio - 1, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP William Blair International Growth Portfolio, Legg Mason Partners Variable All Cap Portfolio, Legg Mason Partners Variable Global High Yield Bond Portfolio, Legg Mason Partners Variable Investors Portfolio, Legg Mason Partners Variable Total Return

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

    Portfolio, Growth and Income, Comstock, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Small Cap Growth Fund, STI Classic VT Capital Appreciation Fund, STI Classic VT Large Cap Relative Value Fund, STI Classic VT Mid-Cap Equity Fund, and STI Classic VT Large Cap Value Equity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of 1.55% of the contract's value for the mortality and expense risks which the company undertakes.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       d) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charges from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                PURCHASES          PROCEEDS
SUB-ACCOUNT                                      AT COST          FROM SALES
--------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                         $10,914,141        $16,380,270
AIM V.I. Capital Appreciation Fund                 33,940,268         38,836,679
AIM V.I. Core Equity Fund                         136,370,424        128,489,995
AIM V.I. Government Securities Fund                82,599,819         32,887,816
AIM V.I. High Yield Fund                              347,028            526,468
AIM V.I. International Growth Fund                 27,853,640         13,498,981
AIM V.I. Mid Cap Core Equity Fund                  27,647,503         22,215,274
AIM V.I. Small Cap Equity Fund                     11,267,568          4,822,460
AIM V.I. Large Cap Growth Fund                     23,529,615         23,362,861
American Funds Global Bond Fund                     3,092,132            185,886
American Funds Global Growth and Income
 Fund                                              42,474,429          2,552,196
American Funds Asset Allocation Fund               81,799,950         41,120,609
American Funds Blue Chip Income and Growth
 Fund                                              43,340,302         25,982,999
American Funds Bond Fund                           77,639,960         37,374,947
American Funds Global Growth Fund                  28,149,845         15,477,941
American Funds Growth Fund                        196,709,356         74,095,430
American Funds Growth-Income Fund                 200,894,893         67,895,688
American Funds International Fund                  90,421,359         24,351,546
American Funds New World Fund                      34,045,343         13,074,708
American Funds Global Small Capitalization
 Fund                                              39,698,008         19,900,964
Evergreen VA Balanced Fund                            280,233             48,935
Evergreen VA Growth Fund                            1,117,052             93,812
Evergreen VA International Equity Fund                927,875             71,543
Evergreen VA Omega Fund                                92,652              6,335
Evergreen VA Special Values Fund                   10,733,358            671,486
Evergreen VA Fundamental Large Cap Fund               679,034             18,270
Franklin Rising Dividends Securities Fund         112,581,863         12,738,009
Franklin Income Securities Fund                   286,819,243         32,176,879
Franklin Large Cap Growth Securities Fund          19,613,005          5,520,477
Franklin Real Estate Fund                           1,218,977          1,866,896
Franklin Small-Mid Cap Growth Securities
 Fund                                              18,625,861         16,287,913
Franklin Strategic Income Securities Fund          49,726,482         14,779,146
Franklin Flex Cap Growth Securities Fund           10,361,442          1,934,109
Franklin Large Cap Value Securities Fund            5,459,518            633,222
Mutual Shares Securities Fund                     166,885,654         29,379,784
Templeton Developing Markets Securities
 Fund                                              28,827,530         16,273,768
Templeton Foreign Securities Fund                  56,567,359         16,803,507
Templeton Global Asset Allocation Fund                704,487            422,178
Templeton Growth Securities Fund                  157,504,922         32,404,875
Mutual Discovery Securities Fund                   71,986,273         19,446,014
Hartford Advisers HLS Fund                          4,579,815          7,774,001
Hartford Total Return Bond HLS Fund                 8,719,564         14,237,333
Hartford Capital Appreciation HLS Fund             11,264,424         13,449,133
Hartford Dividend and Growth HLS Fund               7,466,233         11,172,636
Hartford Focus HLS Fund                                   979                607

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                PURCHASES          PROCEEDS
SUB-ACCOUNT                                      AT COST          FROM SALES
--------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                     $27,597            $47,979
Hartford Global Communications HLS Fund                 1,338                 72
Hartford Global Financial Services HLS
 Fund                                                   4,140              1,094
Hartford Global Health HLS Fund                       144,252             28,959
Hartford Global Leaders HLS Fund                      236,086            260,244
Hartford Global Technology HLS Fund                     4,339             30,752
Hartford Disciplined Equity HLS Fund                   56,258            124,687
Hartford Growth HLS Fund                               65,019                853
Hartford Growth Opportunities HLS Fund                117,366             28,437
Hartford High Yield HLS Fund                          144,782             42,722
Hartford Index HLS Fund                               214,744            153,005
Hartford International Capital
 Appreciation HLS Fund                                267,043             21,515
Hartford International Small Company HLS
 Fund                                                 118,126              9,029
Hartford International Opportunities HLS
 Fund                                               2,440,521          3,337,255
Hartford MidCap HLS Fund                              933,606            594,037
Hartford MidCap Value HLS Fund                         66,383             33,736
Hartford Money Market HLS Fund                    205,248,011        158,822,221
Hartford Mortgage Securities HLS Fund                  52,274             30,072
Hartford Small Company HLS Fund                     1,807,889          2,226,021
Hartford SmallCap Growth HLS Fund                      56,415             19,897
Hartford Stock HLS Fund                             3,467,524          5,442,912
Hartford U.S. Government Securities HLS
 Fund                                                  59,338             30,361
Hartford Value HLS Fund                                13,148              3,899
Hartford Value Opportunities HLS Fund                 157,769              5,882
Hartford Equity Income HLS Fund                        42,678             13,522
Huntington VA Income Equity Fund                      621,213            311,673
Huntington VA Dividend Capture Fund                 2,445,479            355,018
Huntington VA Growth Fund                             281,693            173,780
Huntington VA Mid Corp America Fund                 1,829,638            298,820
Huntington VA New Economy Fund                      1,350,451            204,221
Huntington VA Rotating Markets Fund                   330,846            158,204
Huntington VA International Equity Fund             1,015,149             15,868
Huntington VA Macro 100 Fund                          606,265             26,955
Huntington VA Mortgage Securities Fund                615,835              6,187
Huntington VA Situs Small Cap Fund                  2,082,362            113,608
MFS Capital Opportunities Series                      460,361          2,957,679
MFS Emerging Growth Series                          3,121,211          4,555,808
MFS Global Equity Series                            3,370,241          2,092,489
MFS High Income Series                             21,811,702         21,564,883
MFS Investors Growth Stock Series                   2,002,566          6,905,409
MFS Investors Trust Series                         36,512,902          9,827,867
MFS Mid Cap Growth Series                           6,231,314          9,132,835
MFS New Discovery Series                           38,353,068         21,496,461
MFS Total Return Series                           124,477,051         34,158,080
MFS Value Series                                   28,134,927          5,800,069
MFS Research Bond Series                            9,889,950          1,514,617
MFS Research International Series                  18,198,068         11,775,350
MFS Research Series                                 1,379,679            807,983

-------------------------------------------------------------------------------

                                                PURCHASES          PROCEEDS
SUB-ACCOUNT                                      AT COST          FROM SALES
--------------------------------------------------------------------------------
BlackRock Global Growth V.I. Fund                     $13,959            $25,606
BlackRock Large Cap Growth V. I. Fund                  48,119            587,597
U.S. Mid Cap Value                                      8,893                159
Capital Opportunities                                  15,623                 76
Developing Growth                                       6,000                 22
Flexible Income                                        15,081                 33
Columbia Asset Allocation Fund VS                  12,948,921         14,338,628
Columbia Small Company Growth Fund VS              31,399,616         31,422,956
Columbia Large Cap Value Fund VS                   48,109,657         50,630,753
Columbia Marsico International
 Opportunities Fund VS                              3,304,417          9,217,802
Columbia High Yield Fund VS                         1,951,218          6,066,463
Columbia Marsico Focused Equities Fund VS           1,407,624          7,274,253
Columbia Marsico Growth Fund VS                     1,204,704          5,739,479
Columbia Marsico 21st Century Fund VS               1,930,174          2,063,929
Columbia Marsico Midcap Growth Fund VS              2,646,271          7,881,752
JPMorgan Insurance Trust Balanced
 Portfolio - 1                                        222,577            247,314
JPMorgan Insurance Trust Core Bond
 Portfolio - 1                                     16,044,055          1,742,341
JPMorgan Insurance Trust Diversified
 Equity Portfolio - 1                               3,353,801            479,229
JPMorgan Insurance Trust Intrepid Mid Cap
 Portfolio - 1                                      5,464,321            444,431
JPMorgan Insurance Trust Equity Index
 Portfolio - 1                                     11,469,170          1,677,154
JPMorgan Insurance Trust Government Bond
 Portfolio - 1                                      6,503,900            888,576
JPMorgan Insurance Trust Intrepid Growth
 Portfolio - 1                                        164,068             62,656
JPMorgan Insurance Trust Diversified Mid
 Cap Growth Portfolio - 1                           5,011,594          1,047,701
JPMorgan Insurance Trust Diversified Mid
 Cap Value Portfolio - 1                            3,530,031          1,110,274
Jennison 20/20 Focus Portfolio                         56,507             69,501
Jennison Portfolio                                      2,530             50,252
Prudential Value Portfolio                             38,658            100,239
SP William Blair International Growth
 Portfolio                                             10,212                375
Legg Mason Partners Variable All Cap
 Portfolio                                            263,996            537,026
Legg Mason Partners Variable Global High
 Yield Bond Portfolio                                  19,514             78,746
Legg Mason Partners Variable Investors
 Portfolio                                             75,964             81,827
Legg Mason Partners Variable Total Return
 Portfolio                                             28,778             22,024
Growth and Income                                      51,444                132
Comstock                                              150,729                641
Wells Fargo Advantage VT Asset Allocation
 Fund                                                     421                225
Wells Fargo Advantage VT Total Return Bond
 Fund                                                     351                116
Wells Fargo Advantage VT Equity Income
 Fund                                                   1,238              7,404
Wells Fargo Advantage VT International
 Core Fund                                                904                646
Wells Fargo Advantage VT Large Company
 Growth Fund                                            1,016                209
Wells Fargo Advantage VT Small Cap Growth
 Fund                                                     865                662
STI Classic VT Capital Appreciation Fund            2,221,026          1,482,756
STI Classic VT Large Cap Relative Value
 Fund                                                 241,114            456,199
STI Classic VT Mid-Cap Equity Fund                    394,266            337,796
STI Classic VT Large Cap Value Equity Fund          1,590,144            863,735
                                            -----------------  -----------------
                                               $2,908,271,506     $1,303,847,308
                                            =================  =================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                              UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                     5,221,297     11,174,883     (5,953,586)
AIM V.I. Capital Appreciation Fund           24,234,103     28,438,916     (4,204,813)
AIM V.I. Core Equity Fund                    25,482,342    108,890,346    (83,408,004)
AIM V.I. Government Securities Fund          70,892,446     29,667,496     41,224,950
AIM V.I. High Yield Fund                        174,526        398,901       (224,375)
AIM V. I. International Growth Fund          15,393,667      7,539,329      7,854,338
AIM V.I. Mid Cap Core Equity Fund            10,398,703     13,803,035     (3,404,332)
AIM V.I. Small Cap Equity Fund                  793,371        352,529        440,842
AIM V.I. Large Cap Growth Fund                3,233,574     19,428,624    (16,195,050)
American Funds Global Bond Fund                 301,061         17,801        283,260
American Funds Global Growth and Income
 Fund                                         4,234,123        249,572      3,984,551
American Funds Asset Allocation Fund          5,564,496      3,004,388      2,560,108
American Funds Blue Chip Income and
 Growth Fund                                 28,266,298     21,740,130      6,526,168
American Funds Bond Fund                      5,284,169      2,698,664      2,585,505
American Funds Global Growth Fund             2,242,680      1,159,685      1,082,995
American Funds Growth Fund                   16,817,804      5,887,235     10,930,569
American Funds Growth-Income Fund            13,164,393      4,812,182      8,352,211
American Funds International Fund             6,676,950      1,744,571      4,932,379
American Funds New World Fund                 1,808,885        695,455      1,113,430
American Funds Global Small
 Capitalization Fund                          2,149,704      1,195,521        954,183
Evergreen VA Balanced Fund                      280,080         48,661        231,419
Evergreen VA Growth Fund                      1,015,426         68,091        947,335
Evergreen VA International Equity Fund          635,720         33,954        601,766
Evergreen VA Omega Fund                         138,888          7,124        131,764
Evergreen VA Special Values Fund              5,714,046        343,888      5,370,158
Evergreen VA Fundamental Large Cap Fund         535,456          9,669        525,787
Franklin Rising Dividends Securities
 Fund                                         7,758,884        827,506      6,931,378
Franklin Income Securities Fund              18,441,483      2,083,919     16,357,564
Franklin Large Cap Growth Securities
 Fund                                         1,789,762        455,576      1,334,186
Franklin Real Estate Fund                        20,267         71,472        (51,205)
Franklin Small-Mid Cap Growth Securities
 Fund                                         2,005,053      1,570,470        434,583
Franklin Strategic Income Securities
 Fund                                         2,931,281        946,990      1,984,291
Franklin Flex Cap Growth Securities Fund        993,047        182,179        810,868
Franklin Large Cap Value Securities Fund        498,812         53,950        444,862
Mutual Shares Securities Fund                 9,164,155      1,701,218      7,462,937
Templeton Developing Markets Securities
 Fund                                         1,503,563        876,505        627,058
Templeton Foreign Securities Fund             4,627,028      1,290,612      3,336,416
Templeton Global Asset Allocation Fund           17,456         25,810         (8,354)
Templeton Growth Securities Fund              9,900,166      2,178,991      7,721,175
Mutual Discovery Securities Fund              3,813,538      1,080,821      2,732,717
Hartford Advisers HLS Fund                    1,141,645      6,929,730     (5,788,085)
Hartford Total Return Bond HLS Fund           4,503,372     10,775,541     (6,272,169)
Hartford Capital Appreciation HLS Fund          347,701      8,718,765     (8,371,064)
Hartford Dividend and Growth HLS Fund         1,989,692      8,499,359     (6,509,667)
Hartford Focus HLS Fund                             364            482           (118)

-------------------------------------------------------------------------------

                                              UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                 4,480         23,000        (18,520)
Hartford Global Communications HLS Fund             389              6            383
Hartford Global Financial Services HLS
 Fund                                                --             22            (22)
Hartford Global Health HLS Fund                   5,840          9,579         (3,739)
Hartford Global Leaders HLS Fund                 52,701        123,776        (71,075)
Hartford Global Technology HLS Fund              13,459         52,398        (38,939)
Hartford Disciplined Equity HLS Fund             42,762         91,463        (48,701)
Hartford Growth HLS Fund                         48,168             15         48,153
Hartford Growth Opportunities HLS Fund           67,171         17,302         49,869
Hartford High Yield HLS Fund                     60,298         28,847         31,451
Hartford Index HLS Fund                           7,952         28,782        (20,830)
Hartford International Capital
 Appreciation HLS Fund                          159,058         11,790        147,268
Hartford International Small Company HLS
 Fund                                            47,736          3,775         43,961
Hartford International Opportunities HLS
 Fund                                         1,233,924      2,457,291     (1,223,367)
Hartford MidCap HLS Fund                         20,810        143,173       (122,363)
Hartford MidCap Value HLS Fund                      645         17,523        (16,878)
Hartford Money Market HLS Fund              189,851,900    149,548,540     40,303,360
Hartford Mortgage Securities HLS Fund             4,009          8,694         (4,685)
Hartford Small Company HLS Fund                 275,463      1,497,265     (1,221,802)
Hartford SmallCap Growth HLS Fund                32,370         13,721         18,649
Hartford Stock HLS Fund                       1,664,925      5,327,563     (3,662,638)
Hartford U.S. Government Securities HLS
 Fund                                            35,507         20,129         15,378
Hartford Value HLS Fund                           4,039            676          3,363
Hartford Value Opportunities HLS Fund            84,607          1,891         82,716
Hartford Equity Income HLS Fund                  32,082         10,465         21,617
Huntington VA Income Equity Fund                215,639         23,280        192,359
Huntington VA Dividend Capture Fund             545,672         20,748        524,924
Huntington VA Growth Fund                       192,374         14,753        177,621
Huntington VA Mid Corp America Fund             438,291         18,002        420,289
Huntington VA New Economy Fund                  461,350         25,553        435,797
Huntington VA Rotating Markets Fund             148,642          8,716        139,926
Huntington VA International Equity Fund         334,655          5,802        328,853
Huntington VA Macro 100 Fund                    537,846         16,156        521,690
Huntington VA Mortgage Securities Fund          282,785          1,719        281,066
Huntington VA Situs Small Cap Fund            1,581,501         68,812      1,512,689
MFS Capital Opportunities Series                 57,525        347,511       (289,986)
MFS Emerging Growth Series                      488,375        591,435       (103,060)
MFS Global Equity Series                        200,437        147,080         53,357
MFS High Income Series                        1,348,649      1,729,753       (381,104)
MFS Investors Growth Stock Series               280,537        917,481       (636,944)
MFS Investors Trust Series                    4,063,205      1,003,952      3,059,253
MFS Mid Cap Growth Series                       840,289      1,426,964       (586,675)
MFS New Discovery Series                      3,494,329      1,868,925      1,625,404
MFS Total Return Series                       8,125,434      2,455,310      5,670,124
MFS Value Series                              1,707,473        343,016      1,364,457
MFS Research Bond Series                        966,245        135,467        830,778
MFS Research International Series             1,336,273        908,361        427,912
MFS Research Series                             127,255         73,100         54,155

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------
BlackRock Global Growth V.I. Fund                   973          1,830           (857)
BlackRock Large Cap Growth V. I. Fund             4,191         50,125        (45,934)
U.S. Mid Cap Value                                  845             10            835
Capital Opportunities                             3,531              9          3,522
Developing Growth                                   688             --            688
Flexible Income                                   1,300             --          1,300
Columbia Asset Allocation Fund VS            11,019,317     13,725,406     (2,706,089)
Columbia Small Company Growth Fund VS        21,249,471     24,786,364     (3,536,893)
Columbia Large Cap Value Fund VS             36,365,663     41,915,148     (5,549,485)
Columbia Marsico International
 Opportunities Fund VS                        1,379,096      5,407,076     (4,027,980)
Columbia High Yield Fund VS                     743,812      3,816,760     (3,072,948)
Columbia Marsico Focused Equities Fund
 VS                                           1,314,567      5,833,766     (4,519,199)
Columbia Marsico Growth Fund VS               1,234,194      4,838,867     (3,604,673)
Columbia Marsico 21st Century Fund VS         1,092,076      1,248,251       (156,175)
Columbia Marsico Midcap Growth Fund VS        1,337,475      8,582,835     (7,245,360)
JPMorgan Insurance Trust Balanced
 Portfolio - 1                                   16,801         20,968         (4,167)
JPMorgan Insurance Trust Core Bond
 Portfolio - 1                                1,490,850        153,362      1,337,488
JPMorgan Insurance Trust Diversified
 Equity Portfolio - 1                           294,874         38,206        256,668
JPMorgan Insurance Trust Intrepid Mid
 Cap Portfolio - 1                              396,362         50,857        345,505
JPMorgan Insurance Trust Equity Index
 Portfolio - 1                                  991,606        134,880        856,726
JPMorgan Insurance Trust Government Bond
 Portfolio - 1                                  596,951         81,543        515,408
JPMorgan Insurance Trust Intrepid Growth
 Portfolio - 1                                   12,673          5,466          7,207
JPMorgan Insurance Trust Diversified Mid
 Cap Growth Portfolio - 1                       401,782         81,633        320,149
JPMorgan Insurance Trust Diversified Mid
 Cap Value Portfolio - 1                        205,752         81,717        124,035
Jennison 20/20 Focus Portfolio                   27,414          9,098         18,316
Jennison Portfolio                                  436         18,639        (18,203)
Prudential Value Portfolio                       22,232         77,806        (55,574)
SP William Blair International Growth
 Portfolio                                        7,790             29          7,761
Legg Mason Partners Variable All Cap
 Portfolio                                       96,089        356,223       (260,134)
Legg Mason Partners Variable Global High
 yield Bond Portfolio                             3,384         48,126        (44,742)
Legg Mason Partners Variable Investors
 Portfolio                                       34,286         57,202        (22,916)
Legg Mason Partners Variable Total
 Return Portfolio                                13,723         14,849         (1,126)
Growth and Income                                 3,130              2          3,128
Comstock                                          9,426             --          9,426
Wells Fargo Advantage VT Asset
 Allocation Fund                                     --             --             --
Wells Fargo Advantage VT Total Return
 Bond Fund                                           --             --             --
Wells Fargo Advantage VT Equity Income
 Fund                                               610          5,585         (4,975)
Wells Fargo Advantage VT International
 Core Fund                                          326            388            (62)
Wells Fargo Advantage VT Large Company
 Growth Fund                                      1,036             90            946
Wells Fargo Advantage VT Small Cap
 Growth Fund                                        612            443            169
STI Classic VT Capital Appreciation Fund        343,500        118,483        225,017
STI Classic VT Large Cap Relative Value
 Fund                                            11,326         25,818        (14,492)
STI Classic VT Mid-Cap Equity Fund               24,139         18,204          5,935
STI Classic VT Large Cap Value Equity
 Fund                                           234,535         54,603        179,932

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                    UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED           (DECREASE)
------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth
 Fund                               2,924,309      2,752,980            171,329
AIM V.I. Basic Value Fund          10,203,413     13,520,090         (3,316,677)
AIM V.I. Blue Chip Fund             2,366,323      4,064,889         (1,698,566)
AIM V.I. Capital Appreciation
 Fund                               3,056,969      3,317,333           (260,364)
AIM V.I. Core Equity Fund              20,833          1,776             19,057
AIM V.I. Demographic Trends
 Fund                                 598,987      1,384,424           (785,437)
AIM V.I. Government Securities
 Fund                              73,399,323     21,611,877         51,787,446
AIM V.I. High Yield Fund              393,013        527,449           (134,436)
AIM V.I. International Growth
 Fund                              14,874,098      6,096,464          8,777,634
AIM V.I. Mid Cap Core Equity
 Fund                              19,320,444      9,977,559          9,342,885
AIM V.I. Premier Equity Fund       40,801,843      4,975,167         35,826,676
AIM V.I. Small Cap Equity Fund        487,958         91,224            396,734
AIM V.I. Large Cap Growth Fund         73,303          7,039             66,264
American Funds Asset
 Allocation Fund                    7,612,917      2,500,075          5,112,842
American Funds Blue Chip
 Income and Growth Fund            37,195,013     15,697,260         21,497,753
American Funds Bond Fund            5,125,205      1,952,043          3,173,162
American Funds Global Growth
 Fund                               2,236,745        895,726          1,341,019
American Funds Growth Fund         17,593,877      3,712,602         13,881,275
American Funds Growth-Income
 Fund                              16,045,875      3,187,749         12,858,126
American Funds International
 Fund                               5,552,674      1,162,933          4,389,741
American Funds New World Fund       1,209,764        460,622            749,142
American Funds Global Small
 Capitalization Fund                1,998,282        652,299          1,345,983
Evergreen VA Balanced Fund            129,524          1,672            127,852
Evergreen VA Growth Fund              415,721         14,167            401,554
Evergreen VA International
 Equity Fund                          335,161            127            335,034
Evergreen VA Omega Fund                56,903             --             56,903
Evergreen VA Special Values
 Fund                               2,999,541         24,775          2,974,766
Evergreen VA Fundamental Large
 Cap Fund                              27,191             --             27,191
Franklin Rising Dividends
 Securities Fund                    6,935,353        759,674          6,175,679
Franklin Income Securities
 Fund                              22,943,222      1,383,084         21,560,138
Franklin Large Cap Growth
 Securities Fund                    2,236,191        247,252          1,988,939
Franklin Real Estate Fund              22,556         87,330            (64,774)
Franklin Small-Mid Cap Growth
 Securities Fund                    2,674,917      1,877,825            797,092
Franklin Strategic Income
 Securities Fund                    3,481,758        788,720          2,693,038
Mutual Shares Securities Fund      11,743,268      1,179,496         10,563,772
Templeton Developing Markets
 Securities Fund                    1,365,207        345,746          1,019,461
Templeton Foreign Securities
 Fund                               6,585,540      1,297,393          5,288,147
Templeton Global Asset
 Allocation Fund                       13,095         67,456            (54,361)
Templeton Growth Securities
 Fund                              14,184,447      1,961,089         12,223,358
Mutual Discovery Securities
 Fund                               2,135,959        423,433          1,712,526
Franklin Flex Cap Growth
 Securities Fund                      666,761         44,923            621,838
Franklin Large Cap Value
 Securities Fund                      190,699         41,441            149,258
Hartford Advisers HLS Fund          3,241,800      8,928,931         (5,687,131)
Hartford Total Return Bond HLS
 Fund                              11,934,248      8,170,904          3,763,344
Hartford Capital Appreciation
 HLS Fund                           3,527,419      7,969,237         (4,441,818)
Hartford Dividend and Growth
 HLS Fund                           8,041,445      5,186,159          2,855,286

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED           (DECREASE)
------------------------------------------------------------------------------------
Hartford Focus HLS Fund                   428            837               (409)
Hartford Global Advisers HLS
 Fund                                   4,162         43,559            (39,397)
Hartford Global Communications
 HLS Fund                                 510            422                 88
Hartford Global Financial
 Services HLS Fund                          4          1,308             (1,304)
Hartford Global Health HLS
 Fund                                   6,745         37,348            (30,603)
Hartford Global Leaders HLS
 Fund                                  43,100         90,083            (46,983)
Hartford Global Technology HLS
 Fund                                  14,612         69,087            (54,476)
Hartford Disciplined Equity
 HLS Fund                              14,751         97,442            (82,691)
Hartford Growth HLS Fund                  272              6                266
Hartford Growth Opportunities
 HLS Fund                              51,210          5,322             45,888
Hartford High Yield HLS Fund           19,372         49,379            (30,007)
Hartford Index HLS Fund                17,915         31,880            (13,965)
Hartford International Capital
 Appreciation HLS Fund                201,189         18,744            182,445
Hartford International Small
 Company HLS Fund                      35,020          2,210             32,810
Hartford International
 Opportunities HLS Fund             3,442,215      1,592,301          1,849,914
Hartford MidCap HLS Fund                7,224        190,291           (183,067)
Hartford MidCap Value HLS Fund            785         49,111            (48,326)
Hartford Money Market HLS Fund    134,577,468    111,430,908         23,146,560
Hartford Mortgage Securities
 HLS Fund                               4,240         53,032            (48,792)
Hartford Small Company HLS
 Fund                                 172,933      1,184,696         (1,011,763)
Hartford SmallCap Growth HLS
 Fund                                  58,060          4,093             53,967
Hartford Stock HLS Fund             6,933,083      4,994,195          1,938,888
Hartford U.S. Government
 Securities HLS Fund                  104,214        209,922           (105,708)
Hartford Value HLS Fund               104,037         27,147             76,890
Hartford Value Opportunities
 HLS Fund                             118,066          2,566            115,500
Hartford Equity Income HLS
 Fund                                  18,500            994             17,506
Huntington VA Income Equity
 Fund                                  42,572          8,211             34,361
Huntington VA Dividend Capture
 Fund                                 217,583         11,087            206,496
Huntington VA Growth Fund              67,134         11,598             55,536
Huntington VA Mid Corp America
 Fund                                 152,846          7,299            145,547
Huntington VA New Economy Fund        116,647          3,187            113,460
Huntington VA Rotating Markets
 Fund                                  14,671          5,990              8,681
Huntington VA International
 Equity Fund                           22,216            568             21,648
Huntington VA Macro 100 Fund          194,865         10,305            184,560
Huntington VA Mortgage
 Securities Fund                       14,528             27             14,501
Huntington VA Situs Small Cap
 Fund                                 834,893         29,875            805,018
MFS Capital Opportunities
 Series                                97,120        356,698           (259,578)
MFS Emerging Growth Series            383,813        441,565            (57,752)
MFS Global Equity Series              190,396        261,321            (70,925)
MFS High Income Series              2,531,453      1,939,605            591,848
MFS Investors Growth Stock
 Series                               332,605        871,358           (538,753)
MFS Investors Trust Series          4,727,525        762,892          3,964,633
MFS Mid Cap Growth Series           1,379,294      1,199,893            179,401
MFS New Discovery Series            3,308,049        768,841          2,539,208
MFS Total Return Series             9,235,342      2,137,106          7,098,236
MFS Value Series                      819,168        211,478            607,690
MFS Research Bond Series Fund         303,947         45,648            258,299
MFS Research International
 Series Fund                           73,798          1,948             71,850

-------------------------------------------------------------------------------

                                    UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED           (DECREASE)
------------------------------------------------------------------------------------
MFS Research Series Fund               99,669         23,421             76,248
Mecury Global Growth V.I. Fund            704          7,083             (6,379)
Mercury Large Cap Growth V.I.
 Fund                                   6,847          5,051              1,796
Nations Marsico International
 Opportunities Portfolio            5,299,809      2,665,372          2,634,437
Nations High Yield Bond
 Portfolio                          2,177,161      3,647,660         (1,470,499)
Nations International Value
 Portfolio                                234      3,419,730         (3,419,496)
Nations Marsico Focused
 Equities Portfolio                 2,957,959      3,184,955           (226,996)
Nations Asset Allocation
 Portfolio                            922,578      1,194,720           (272,142)
Nations Marsico Growth
 Portfolio                          4,155,489      2,805,136          1,350,353
Nations Marsico 21st Century
 Portfolio                          2,011,297        775,446          1,235,851
Nations Midcap Growth
 Portfolio                          7,385,897      4,498,429          2,887,468
Nations Small Company
 Portfolio                          3,451,759      2,284,800          1,166,959
Nations Value Portfolio             4,877,489      3,489,276          1,388,213
JPMorgan Investment Trust
 Balanced Portfolio                    71,129         13,010             58,119
JPMorgan Investment Trust Bond
 Portfolio                          1,869,975         38,004          1,831,971
JPMorgan Investment Trust
 Diversified Equity Portfolio         400,760          8,818            391,942
JPMorgan Investment Trust
 Diversified Mid Cap
 Portfolio                             45,771          2,966             42,805
JPMorgan Investment Trust
 Equity Index Portfolio             1,424,176         36,640          1,387,536
JPMorgan Investment Trust
 Government Bond Portfolio            752,529         20,830            731,699
JPMorgan Investment Trust
 Large Cap Growth Portfolio             9,286          5,996              3,290
JPMorgan Investment Trust Mid
 Cap Growth Portfolio                 495,470         22,026            473,444
JPMorgan Investment Trust Mid
 Cap Value Portfolio                  541,612         18,360            523,252
Jennison 20/20 Focus Portfolio          2,525          7,595             (5,070)
Jennison Portfolio                      1,081         34,105            (33,024)
Prudential Value Portfolio              3,162         10,498             (7,336)
SP William Blair International
 Growth Portfolio                       6,781             20              6,761
Salomon Brothers Variable All
 Cap Fund                             162,060        232,606            (70,546)
Salomon Brothers Variable High
 Yield Bond Fund                       19,083         28,831             (9,748)
Salomon Brothers Variable
 Investors Fund                        31,312         30,388                924
Salomon Brothers Variable
 Total Return Fund                     21,967        107,152            (85,185)
Wells Fargo Advantage Asset
 Allocation Fund                           --             --                 --
Wells Fargo Advantage Total
 Return Bond Fund                       6,897             --              6,897
Wells Fargo Advantage Equity
 Income Fund                           20,973             36             20,937
Wells Fargo Advantage
 International Core Fund                6,359            215              6,144
Wells Fargo Advantage Large
 Company Growth Fund                    5,909            116              5,793
Wells Fargo Advantage Small
 Cap Growth Fund                        4,037            200              3,837
STI Classic VT Capital
 Appreciation Fund                    319,749         52,451            267,298
STI Classic VT Large Cap
 Relative Value Fund                    4,787         42,778            (37,991)
STI Classic VT Mid-Cap Equity
 Fund                                  16,053         31,179            (15,126)
STI Classic VT Large Cap Value
 Equity Fund                          157,852         13,597            144,255

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                           UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 2006  Lowest contract charges                 13,159      $1.529265             $20,122
    Highest contract charges                   19,533       1.430310              27,938
    Remaining contract charges             64,543,850             --          95,224,860
 2005  Lowest contract charges                  4,429       1.362431               6,034
    Highest contract charges                   15,469       1.296106              20,049
    Remaining contract charges             70,510,230             --          93,589,833
 2004  Lowest contract charges                 14,913       1.316677              19,633
    Highest contract charges                  338,958       1.258072             426,433
    Remaining contract charges             73,492,934             --          93,997,564
 2003  Lowest contract charges                  5,529       1.196762               6,617
    Highest contract charges                  422,064       1.162679             490,725
    Remaining contract charges             50,215,921             --          58,941,311
 2002  Lowest contract charges                  5,529       0.904142               4,999
    Highest contract charges                  126,999       0.890762             113,126
    Remaining contract charges             13,122,948             --          11,752,150
AIM V.I. CAPITAL APPRECIATION FUND
 2006  Lowest contract charges                  1,405       1.448235               2,040
    Highest contract charges                    8,071       1.339498              10,811
    Remaining contract charges             31,670,543             --          42,945,669
 2005  Lowest contract charges                  1,406       1.375395               1,934
    Highest contract charges                   14,540       1.293952              18,815
    Remaining contract charges             14,335,563             --          18,104,870
 2004  Lowest contract charges                  3,083       1.275804               3,933
    Highest contract charges                      545       1.218998                 665
    Remaining contract charges             14,608,245             --          17,212,008
 2003  Lowest contract charges                  2,928       1.207936               3,537
    Highest contract charges                   46,484       0.807595              37,540
    Remaining contract charges             11,269,817             --          12,746,616
 2002  Lowest contract charges                  1,902       0.941523               1,791
    Highest contract charges                   10,036       0.638670               6,410
    Remaining contract charges              3,042,360             --           2,639,549
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges                    271      11.972479               3,230
    Highest contract charges                      891      11.604187              10,340
    Remaining contract charges             12,693,990             --         123,078,967
 2005  Lowest contract charges                     94      10.346561                 972
    Highest contract charges                      297      10.204436               3,027
    Remaining contract charges                 18,666             --             191,463

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AIM V.I. BASIC VALUE FUND
 2006  Lowest contract charges                0.85%              0.42%             12.25%
    Highest contract charges                  2.55%              0.41%             10.35%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.83%              0.32%              9.20%
    Highest contract charges                  2.52%              0.17%              3.08%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.94%                --              10.02%
    Highest contract charges                  2.46%                --               8.33%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.95%              0.04%             32.36%
    Highest contract charges                  2.33%              0.06%             30.53%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.95%                --              22.88%
    Highest contract charges                  0.93%                --               4.57%
    Remaining contract charges                  --                 --                 --
AIM V.I. CAPITAL APPRECIATION FUND
 2006  Lowest contract charges                0.94%              0.06%              5.30%
    Highest contract charges                  2.54%              0.10%              3.62%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.97%              0.33%              7.81%
    Highest contract charges                  2.47%              0.06%              6.15%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.94%                --               5.62%
    Highest contract charges                  2.41%                --               3.99%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.94%                --              28.30%
    Highest contract charges                  2.38%                --              26.45%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.90%                --              25.07%
    Highest contract charges                  1.00%                --               3.98%
    Remaining contract charges                  --                 --                 --
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges                0.86%              0.64%             15.72%
    Highest contract charges                  2.53%              0.85%             13.77%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.91%             13.82%              7.33%
    Highest contract charges                  2.44%              4.86%              6.16%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
 2006  Lowest contract charges                  5,947      $1.129202              $6,715
    Highest contract charges                   32,415       1.056100              34,234
    Remaining contract charges            211,441,876             --         230,543,331
 2005  Lowest contract charges                  6,162       1.113189               6,859
    Highest contract charges                1,605,015       1.047274           1,680,890
    Remaining contract charges            168,644,111             --         180,709,907
 2004  Lowest contract charges                 19,935       1.105472              22,035
    Highest contract charges                  348,325       1.056247             367,917
    Remaining contract charges            118,099,582             --         126,808,385
 2003  Lowest contract charges                  4,974       1.088130               5,412
    Highest contract charges                   57,555       1.055918              60,773
    Remaining contract charges             79,779,626             --          85,143,304
 2002  Lowest contract charges              5,888,813       1.080652           6,363,757
    Highest contract charges                   11,876       1.070119              12,709
    Remaining contract charges             25,568,627             --          27,493,195
AIM V.I. HIGH YIELD FUND
 2006  Lowest contract charges                249,291       1.320408             329,164
    Highest contract charges                  131,068       1.270812             166,563
    Remaining contract charges                863,769             --           1,115,302
 2005  Lowest contract charges                288,284       1.212824             349,637
    Highest contract charges                  106,920       1.176633             125,805
    Remaining contract charges              1,073,299             --           1,278,697
 2004  Lowest contract charges                422,299       1.201005             507,185
    Highest contract charges                    5,724       1.174516               6,722
    Remaining contract charges              1,174,916             --           1,392,801
 2003  Lowest contract charges                358,849       1.098081             394,046
    Highest contract charges                   16,888       1.082839              18,287
    Remaining contract charges                889,498             --             968,166
 2002  Lowest contract charges                341,019       0.872296             297,470
    Highest contract charges                    9,079       0.866662               7,868
    Remaining contract charges                436,970             --             379,187

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
 2006  Lowest contract charges                0.84%             10.24%              2.67%
    Highest contract charges                  2.53%              5.88%              0.94%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.96%              1.72%              0.70%
    Highest contract charges                  2.47%              5.14%              0.85%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.95%              4.23%              1.59%
    Highest contract charges                  2.45%              8.85%              0.03%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.94%              5.26%              0.11%
    Highest contract charges                  2.37%              5.38%              1.33%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.38%              4.44%              8.07%
    Highest contract charges                  0.88%             10.66%              3.30%
    Remaining contract charges                  --                 --                 --
AIM V.I. HIGH YIELD FUND
 2006  Lowest contract charges                1.70%              7.84%              8.87%
    Highest contract charges                  2.50%              9.48%              8.00%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.70%              7.79%              0.98%
    Highest contract charges                  2.46%             17.65%              0.18%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.70%              3.27%              9.37%
    Highest contract charges                  2.49%              3.75%              8.50%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.70%              7.65%             25.88%
    Highest contract charges                  1.57%             15.96%             13.34%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.69%                --               7.43%
    Highest contract charges                  0.91%                --               4.08%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 2006  Lowest contract charges                  8,403      $2.121749             $17,832
    Highest contract charges                  312,363       1.987459             620,810
    Remaining contract charges             21,663,673             --          44,398,595
 2005  Lowest contract charges                629,932       1.661728           1,046,775
    Highest contract charges                  207,228       1.589077             329,301
    Remaining contract charges             13,292,941             --          21,579,639
 2004  Lowest contract charges                257,992       1.428246             368,476
    Highest contract charges                    2,706       1.381589               3,739
    Remaining contract charges              5,091,769             --           7,142,795
 2003  Lowest contract charges                 84,301       1.167399              98,413
    Highest contract charges                    4,636       1.143632               5,302
    Remaining contract charges              2,135,884             --           2,462,812
 2002  Lowest contract charges                 99,391       0.915485              90,991
    Highest contract charges                    3,783       0.907150               3,431
    Remaining contract charges                624,487             --             569,172
AIM V.I. MID CAP CORE EQUITY FUND
 2006  Lowest contract charges                 21,069       1.678202              35,359
    Highest contract charges                    5,855       1.569599               9,190
    Remaining contract charges             71,919,884             --         116,362,714
 2005  Lowest contract charges                  7,853       1.521487              11,948
    Highest contract charges                   15,209       1.447415              22,014
    Remaining contract charges             75,328,078             --         111,600,334
 2004  Lowest contract charges                 32,304       1.444712              46,667
    Highest contract charges                  184,485       1.380406             254,664
    Remaining contract charges             65,791,466             --          92,311,846
 2003  Lowest contract charges                 20,184       1.281424              25,865
    Highest contract charges                   10,043       1.243511              12,489
    Remaining contract charges             44,574,170             --          56,002,913
 2002  Lowest contract charges                 19,189       1.016105              19,498
    Highest contract charges                    1,723       1.000434               1,724
    Remaining contract charges              8,730,140             --           8,782,822
AIM V.I. SMALL CAP EQUITY FUND
 2006  Lowest contract charges                  5,270      14.579513              76,824
    Highest contract charges                    1,084      13.854438              15,024
    Remaining contract charges              1,400,494             --          19,800,925
 2005  Lowest contract charges                    114      12.450323               1,423
    Highest contract charges                   19,967      12.113955             241,875
    Remaining contract charges                945,925             --          11,607,519
 2004  Lowest contract charges                 34,537      11.646808             402,239
    Highest contract charges                    3,738      11.488515              42,941
    Remaining contract charges                530,997             --           6,140,237
 2003  Lowest contract charges                  1,583      10.790046              17,080
    Highest contract charges                    4,460      10.773220              48,053
    Remaining contract charges                 30,643             --             330,315

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 2006  Lowest contract charges                0.87%              7.34%             27.15%
    Highest contract charges                  2.50%              1.25%             25.07%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.34%              0.86%             16.35%
    Highest contract charges                  2.45%              1.39%             15.02%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.34%              1.09%             22.34%
    Highest contract charges                  2.47%              0.94%             20.95%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.89%              1.25%             28.41%
    Highest contract charges                  2.34%              0.68%             26.07%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.37%              1.71%             16.85%
    Highest contract charges                  0.95%              0.99%              7.64%
    Remaining contract charges                  --                 --                 --
AIM V.I. MID CAP CORE EQUITY FUND
 2006  Lowest contract charges                0.85%              1.56%             10.30%
    Highest contract charges                  2.55%              0.43%              8.44%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.84%              3.07%              9.01%
    Highest contract charges                  2.43%              1.03%              4.91%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.95%              0.17%             12.74%
    Highest contract charges                  2.47%              0.29%             11.01%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.95%                --              26.11%
    Highest contract charges                  2.38%                --              24.30%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.93%                --              11.94%
    Highest contract charges                  0.78%                --               1.31%
    Remaining contract charges                  --                 --                 --
AIM V.I. SMALL CAP EQUITY FUND
 2006  Lowest contract charges                0.95%                --              16.33%
    Highest contract charges                  2.55%                --              14.48%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.27%                --               6.77%
    Highest contract charges                  2.47%                --               5.44%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.34%              0.01%              7.94%
    Highest contract charges                  2.42%              0.01%              6.71%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.21%              0.07%              7.90%
    Highest contract charges                  0.43%              0.15%              7.73%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 2006  Lowest contract charges                 94,375     $11.474082          $1,082,856
    Highest contract charges                    1,711      11.223754              19,203
    Remaining contract charges              1,876,606             --          21,306,731
 2005  Lowest contract charges                  2,138      10.763925              23,012
    Highest contract charges                    3,646      10.674076              38,919
    Remaining contract charges                 60,480             --             648,082
AMERICAN FUNDS GLOBAL BOND FUND
 2006  Lowest contract charges                 79,113      10.206665             807,470
    Highest contract charges                      127      10.179637               1,294
    Remaining contract charges                204,020             --           2,079,237
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2006  Lowest contract charges                 15,747      10.961310             172,585
    Highest contract charges                   19,621      10.828350             212,465
    Remaining contract charges              3,949,183             --          42,995,032
AMERICAN FUNDS ASSET ALLOCATION FUND
 2006  Lowest contract charges                  9,093      14.742829             134,058
    Highest contract charges                   10,842      12.941607             140,311
    Remaining contract charges             35,430,207             --         472,725,601
 2005  Lowest contract charges                  3,416      12.967584              44,295
    Highest contract charges                   11,106      11.578387             128,589
    Remaining contract charges             32,875,512             --         388,850,776
 2004  Lowest contract charges                 31,500      12.192260             384,068
    Highest contract charges                  140,955      10.888180           1,534,739
    Remaining contract charges             27,604,737             --         303,881,995
 2003  Lowest contract charges                 25,058      11.361024             284,681
    Highest contract charges                  104,344      10.056939           1,049,378
    Remaining contract charges             16,517,574             --         170,141,584
 2002  Lowest contract charges                 11,558       9.421141             108,886
    Highest contract charges                   11,606       8.457210              98,158
    Remaining contract charges              5,930,973             --          51,011,360

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 2006  Lowest contract charges                1.35%              0.36%              6.60%
    Highest contract charges                  2.53%              0.28%              5.33%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.32%                --              13.83%
    Highest contract charges                  2.27%                --              13.08%
    Remaining contract charges                  --                 --                 --
AMERICAN FUNDS GLOBAL BOND FUND
 2006  Lowest contract charges                0.33%              1.99%              1.78%
    Highest contract charges                  0.61%              2.04%              1.62%
    Remaining contract charges                  --                 --                 --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2006  Lowest contract charges                0.63%              1.31%              9.68%
    Highest contract charges                  1.85%              1.07%              8.48%
    Remaining contract charges                  --                 --                 --
AMERICAN FUNDS ASSET ALLOCATION FUND
 2006  Lowest contract charges                0.85%              2.93%             13.69%
    Highest contract charges                  2.55%              2.20%             11.77%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.83%              5.75%             10.09%
    Highest contract charges                  2.50%              5.87%              6.39%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.95%              2.06%              7.32%
    Highest contract charges                  2.48%              4.16%              5.67%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.95%              2.79%             20.59%
    Highest contract charges                  2.33%              3.60%             18.92%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.94%              6.80%             13.21%
    Highest contract charges                  0.95%              7.15%              4.01%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2006  Lowest contract charges                 91,280      $1.233362            $112,581
    Highest contract charges                   41,115       1.151721              47,353
    Remaining contract charges            202,397,116             --         240,929,680
 2005  Lowest contract charges                 20,649       1.059379              21,875
    Highest contract charges                   23,959       1.006214              24,108
    Remaining contract charges            195,958,735             --         202,234,532
 2004  Lowest contract charges                246,118       1.010226             248,636
    Highest contract charges                  848,687       0.963014             817,298
    Remaining contract charges            173,410,785             --         169,988,158
 2003  Lowest contract charges                172,227       0.929316             160,053
    Highest contract charges                   67,552       0.899720              60,778
    Remaining contract charges            118,903,937             --         108,175,918
 2002  Lowest contract charges                 69,862       0.717667              50,138
    Highest contract charges                    3,233       0.704939               2,279
    Remaining contract charges             35,378,981             --          25,106,764
AMERICAN FUNDS BOND FUND
 2006  Lowest contract charges                 14,443      14.412511             208,210
    Highest contract charges                    7,791      12.735633              99,228
    Remaining contract charges             23,817,715             --         322,290,202
 2005  Lowest contract charges                  1,240      13.586510              16,852
    Highest contract charges                    3,804      12.211532              46,457
    Remaining contract charges             21,249,400             --         273,375,519
 2004  Lowest contract charges                 17,553      13.723684             240,877
    Highest contract charges                   51,011      12.337271             629,330
    Remaining contract charges             18,012,718             --         232,492,034
 2003  Lowest contract charges                 13,293      13.105524             174,215
    Highest contract charges                   10,910      11.965616             130,544
    Remaining contract charges             12,943,734             --         161,271,597
 2002  Lowest contract charges                 12,134      11.729397             142,328
    Highest contract charges                    1,469      10.865552              15,967
    Remaining contract charges              5,607,900             --          63,480,647

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2006  Lowest contract charges                0.85%              0.94%             16.42%
    Highest contract charges                  2.55%              1.10%             14.46%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.83%                --              10.76%
    Highest contract charges                  2.52%              1.77%              4.54%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.95%              0.67%              8.71%
    Highest contract charges                  2.48%              0.76%              7.04%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.95%                --              29.49%
    Highest contract charges                  2.38%                --              27.63%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.94%              4.45%             23.80%
    Highest contract charges                  0.93%                --               6.71%
    Remaining contract charges                  --                 --                 --
AMERICAN FUNDS BOND FUND
 2006  Lowest contract charges                0.85%              4.20%              6.08%
    Highest contract charges                  2.55%              3.91%              4.29%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.83%                --               1.99%
    Highest contract charges                  2.51%              2.31%              0.97%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.95%              3.86%              4.72%
    Highest contract charges                  2.48%              3.61%              3.11%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.95%              3.91%             11.73%
    Highest contract charges                  2.38%              3.36%             10.12%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.94%              0.69%              3.06%
    Highest contract charges                  0.92%                --               6.62%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                            UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2006  Lowest contract charges                   5,571     $15.860019             $88,303
    Highest contract charges                   158,950      10.690350           1,699,231
    Remaining contract charges               8,845,154             --         125,201,855
 2005  Lowest contract charges                   1,628      13.282208              21,622
    Highest contract charges                   134,658       9.101673           1,225,609
    Remaining contract charges               7,790,394             --          93,579,489
 2004  Lowest contract charges                   7,631      11.947825              91,171
    Highest contract charges                    44,539       8.180564             364,354
    Remaining contract charges               6,533,491             --          70,518,602
 2003  Lowest contract charges                   2,922      10.628399              31,055
    Highest contract charges                        94       8.056988                 759
    Remaining contract charges               4,535,277             --          44,669,760
 2002  Lowest contract charges                   2,390       7.931821              18,956
    Highest contract charges                     1,199       7.813756               9,369
    Remaining contract charges               2,925,178             --          22,477,863
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges                  28,337      15.093084             427,690
    Highest contract charges                    23,101       9.520749             219,938
    Remaining contract charges              90,320,629             --       1,090,579,756
 2005  Lowest contract charges                   4,752      13.810812              65,627
    Highest contract charges                    11,673       8.861284             103,435
    Remaining contract charges              79,425,073             --         886,438,634
 2004  Lowest contract charges                  42,471      12.197135             518,021
    Highest contract charges                   468,853       7.827248           3,669,828
    Remaining contract charges              65,048,899             --         642,758,376
 2003  Lowest contract charges                  35,224      10.945673             385,546
    Highest contract charges                    33,403       7.107056             237,400
    Remaining contract charges              42,361,291             --         389,719,430
 2002  Lowest contract charges                  17,733       8.077122             143,228
    Highest contract charges                     3,087       5.320989              16,426
    Remaining contract charges              15,553,643             --         114,499,384

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2006  Lowest contract charges                0.85%              0.96%             19.41%
    Highest contract charges                  2.50%              0.87%             17.46%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.83%              0.42%             17.60%
    Highest contract charges                  2.48%              0.60%             11.26%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.94%              0.39%             12.41%
    Highest contract charges                  2.46%              0.46%             10.69%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.95%              0.40%             34.00%
    Highest contract charges                  2.26%              0.51%             32.07%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.94%              0.63%             15.45%
    Highest contract charges                  0.93%                --               0.98%
    Remaining contract charges                  --                 --                 --
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges                0.85%              1.31%              9.29%
    Highest contract charges                  2.55%              0.89%              7.44%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.84%              1.64%             19.29%
    Highest contract charges                  2.48%              1.84%             13.27%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.95%              0.18%             11.43%
    Highest contract charges                  2.47%              0.31%              9.72%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.95%              0.13%             35.52%
    Highest contract charges                  2.38%              0.17%             33.57%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.95%              0.05%             25.17%
    Highest contract charges                  0.88%              0.20%              0.10%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 2006  Lowest contract charges                  30,992     $15.836641            $491,741
    Highest contract charges                    11,471      13.560686             155,556
    Remaining contract charges              77,645,787             --       1,077,756,144
 2005  Lowest contract charges                   5,878      13.864101              81,500
    Highest contract charges                     5,016      12.075123              60,575
    Remaining contract charges              69,325,145             --         846,621,187
 2004  Lowest contract charges                  66,034      13.442572             887,665
    Highest contract charges                   318,876      11.710192           3,734,103
    Remaining contract charges              56,093,003             --         657,483,748
 2003  Lowest contract charges                  60,328      12.295297             741,752
    Highest contract charges                    47,320      10.721995             507,366
    Remaining contract charges              37,412,217             --         403,029,042
 2002  Lowest contract charges                  30,679       9.373211             287,564
    Highest contract charges                     3,390       8.293041              28,113
    Remaining contract charges              17,009,511             --         140,736,557
AMERICAN FUNDS INTERNATIONAL FUND
 2006  Lowest contract charges                   6,037      15.726302              94,926
    Highest contract charges                   365,767      10.833523           3,962,545
    Remaining contract charges              21,168,172             --         303,228,279
 2005  Lowest contract charges                     304      13.330608               4,054
    Highest contract charges                   204,547       9.335922           1,909,635
    Remaining contract charges              16,402,746             --         201,791,781
 2004  Lowest contract charges                  11,445      11.258248             128,862
    Highest contract charges                    65,212       7.878061             513,741
    Remaining contract charges              12,141,199             --         126,332,462
 2003  Lowest contract charges                   3,048       9.525521              29,031
    Highest contract charges                       949       7.405010               7,025
    Remaining contract charges               6,069,692             --          56,421,063
 2002  Lowest contract charges                   3,437       7.131052              24,506
    Highest contract charges                       307       5.624453               1,725
    Remaining contract charges               3,565,986             --          26,142,026

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 2006  Lowest contract charges                0.85%              2.37%             14.23%
    Highest contract charges                  2.55%              1.69%             12.30%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.84%              3.07%              9.51%
    Highest contract charges                  2.52%              2.29%              3.17%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.95%              0.88%              9.33%
    Highest contract charges                  2.47%              1.62%              7.65%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.95%              1.21%             31.18%
    Highest contract charges                  2.38%              1.52%             29.29%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.94%              2.72%             19.12%
    Highest contract charges                  0.89%              6.90%              3.56%
    Remaining contract charges                  --                 --                 --
AMERICAN FUNDS INTERNATIONAL FUND
 2006  Lowest contract charges                0.85%              3.11%             17.97%
    Highest contract charges                  2.50%              1.95%             16.04%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.84%              3.44%             23.72%
    Highest contract charges                  2.48%              2.10%             18.51%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.94%              2.98%             18.19%
    Highest contract charges                  2.47%              2.34%             16.37%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.95%              1.24%             33.58%
    Highest contract charges                  2.39%              1.57%             31.66%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.94%              2.85%             15.65%
    Highest contract charges                  0.92%                --               3.00%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                            UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2006  Lowest contract charges                   2,255     $23.530316             $53,065
    Highest contract charges                    86,947      19.667749           1,710,049
    Remaining contract charges               3,978,305             --          84,459,785
 2005  Lowest contract charges                     181      18.191741               3,284
    Highest contract charges                    47,782      15.208322             726,678
    Remaining contract charges               2,906,114             --          47,451,190
 2004  Lowest contract charges                     589      15.210970               8,943
    Highest contract charges                    16,540      12.914857             213,606
    Remaining contract charges               2,187,806             --          30,241,675
 2003  Lowest contract charges                  40,899      12.765628             522,103
    Highest contract charges                     2,107      11.765582              24,792
    Remaining contract charges               1,224,594             --          14,478,687
 2002  Lowest contract charges                 246,870       8.820144           2,177,433
    Highest contract charges                       604       8.654552               5,227
    Remaining contract charges                 303,130             --           2,630,450
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2006  Lowest contract charges                   3,305      20.144150              66,605
    Highest contract charges                   141,109      14.633974           2,064,983
    Remaining contract charges               6,543,184             --         119,065,915
 2005  Lowest contract charges                     766      16.376893              12,548
    Highest contract charges                    88,832      12.095083           1,074,428
    Remaining contract charges               5,643,817             --          84,443,111
 2004  Lowest contract charges                  10,996      13.406321             147,425
    Highest contract charges                    33,221       9.893043             328,654
    Remaining contract charges               4,343,215             --          53,267,193
 2003  Lowest contract charges                   2,012      11.196332              22,528
    Highest contract charges                       882       8.501150               7,499
    Remaining contract charges               2,541,581             --          27,196,578
 2002  Lowest contract charges                 466,524       7.782819           3,630,872
    Highest contract charges                       644       5.671489               3,653
    Remaining contract charges                 632,927             --           4,752,760
EVERGREEN VA BALANCED FUND
 2006  Lowest contract charges                  29,320       1.049553              30,773
    Highest contract charges                     3,330       0.986711               3,286
    Remaining contract charges                 326,621             --             331,911
 2005  Lowest contract charges                   5,024       0.968453               4,865
    Highest contract charges                    29,762       0.920995              27,411
    Remaining contract charges                  93,066             --              86,874
EVERGREEN VA GROWTH FUND
 2006  Lowest contract charges                 152,313       1.435554             218,653
    Highest contract charges                    18,026       0.986828              17,789
    Remaining contract charges               1,178,550             --           1,284,639
 2005  Lowest contract charges                  38,637       1.310456              50,633
    Highest contract charges                     6,964       0.911255               6,346
    Remaining contract charges                 355,953             --             381,008

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2006  Lowest contract charges                0.85%              1.20%             31.47%
    Highest contract charges                  2.50%              1.56%             29.32%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%                --              19.60%
    Highest contract charges                  2.48%              1.22%             17.76%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.94%              2.29%             17.68%
    Highest contract charges                  2.47%              2.52%             15.87%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.88%                --              33.34%
    Highest contract charges                  2.32%              1.00%             35.95%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.40%              1.73%              6.98%
    Highest contract charges                  0.98%                --               0.30%
    Remaining contract charges                  --                 --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2006  Lowest contract charges                0.85%              0.52%             23.00%
    Highest contract charges                  2.50%              0.48%             20.99%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.84%              0.25%             24.21%
    Highest contract charges                  2.48%              0.92%             22.26%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.94%                --              19.74%
    Highest contract charges                  2.46%                --              17.90%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.94%              0.33%             52.08%
    Highest contract charges                  2.39%              0.60%             49.89%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.40%              0.73%             20.18%
    Highest contract charges                  0.84%                --               5.41%
    Remaining contract charges                  --                 --                 --
EVERGREEN VA BALANCED FUND
 2006  Lowest contract charges                1.36%              3.92%              8.37%
    Highest contract charges                  2.50%              3.01%              7.14%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.35%              2.48%              6.62%
    Highest contract charges                  2.48%              1.90%              5.81%
    Remaining contract charges                  --                 --                 --
EVERGREEN VA GROWTH FUND
 2006  Lowest contract charges                1.35%                --               9.55%
    Highest contract charges                  2.50%                --               8.29%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.31%                --              16.46%
    Highest contract charges                  2.44%                --              15.57%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2006  Lowest contract charges                 116,173      $2.003304            $232,729
    Highest contract charges                    47,763       1.181155              56,415
    Remaining contract charges                 772,864             --           1,015,664
 2005  Lowest contract charges                  15,966       1.648684              26,324
    Highest contract charges                    48,849       0.983301              48,033
    Remaining contract charges                 270,219             --             300,482
EVERGREEN VA OMEGA FUND
 2006  Lowest contract charges                  26,854       0.850503              22,840
    Highest contract charges                     2,857       0.842721               2,407
    Remaining contract charges                 158,956             --             107,682
 2005  Lowest contract charges                   7,362       0.811784               5,977
    Highest contract charges                    49,541       0.625043              30,965
    Remaining contract charges                      --             --                  --
EVERGREEN VA SPECIAL VALUES FUND
 2006  Lowest contract charges               1,124,999       2.140076           2,407,587
    Highest contract charges                   147,871       1.585609             234,465
    Remaining contract charges               7,072,054             --          12,258,325
 2005  Lowest contract charges                 259,683       1.784602             463,431
    Highest contract charges                    72,143       1.337525              96,493
    Remaining contract charges               2,642,940             --           3,996,291
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2006  Lowest contract charges                  32,304       1.363805              44,057
    Highest contract charges                    39,424       1.257282              49,567
    Remaining contract charges                 481,250             --             646,078
 2005  Lowest contract charges                   2,628       1.224825               3,219
    Highest contract charges                    18,328       1.221742              22,391
    Remaining contract charges                   6,235             --               7,589
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 2006  Lowest contract charges                   8,997      15.772306             141,877
    Highest contract charges                     2,203      14.969769              32,978
    Remaining contract charges              21,506,548             --         330,674,817
 2005  Lowest contract charges                     871      13.581424              11,827
    Highest contract charges                     1,698      13.111329              22,258
    Remaining contract charges              14,583,801             --         194,671,832
 2004  Lowest contract charges                   5,943      13.343129              79,254
    Highest contract charges                   111,923      13.010868           1,456,211
    Remaining contract charges               8,292,825             --         109,031,559
 2003  Lowest contract charges                     859      12.107290              10,399
    Highest contract charges                    29,933      12.022402             359,862
    Remaining contract charges               1,863,893             --          22,491,772

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2006  Lowest contract charges                1.35%              4.69%             21.51%
    Highest contract charges                  2.50%              3.76%             20.12%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.28%             14.32%             16.57%
    Highest contract charges                  2.44%              4.43%             15.69%
    Remaining contract charges                  --                 --                 --
EVERGREEN VA OMEGA FUND
 2006  Lowest contract charges                1.35%                --               4.59%
    Highest contract charges                  1.85%                --               4.07%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.52%                --              12.59%
    Highest contract charges                  1.59%                --              12.51%
    Remaining contract charges                  --                 --                 --
EVERGREEN VA SPECIAL VALUES FUND
 2006  Lowest contract charges                1.35%              1.21%             19.92%
    Highest contract charges                  2.49%              0.89%             18.55%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.31%              4.60%             14.80%
    Highest contract charges                  2.44%              2.82%             13.93%
    Remaining contract charges                  --                 --                 --
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2006  Lowest contract charges                1.34%              2.34%             11.16%
    Highest contract charges                  2.20%              2.60%             10.22%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.49%              3.52%              9.52%
    Highest contract charges                  1.83%              1.91%              9.30%
    Remaining contract charges                  --                 --                 --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 2006  Lowest contract charges                0.85%              1.18%             16.13%
    Highest contract charges                  2.55%              1.00%             14.17%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.83%                --               5.93%
    Highest contract charges                  2.53%              1.61%              0.82%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.94%              0.71%              9.95%
    Highest contract charges                  2.47%              0.49%              8.26%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.86%                --              21.07%
    Highest contract charges                  1.56%                --              20.22%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                            UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2006  Lowest contract charges                  33,408     $15.937182            $532,424
    Highest contract charges                    11,079      14.974072             165,894
    Remaining contract charges              68,055,726             --       1,052,893,588
 2005  Lowest contract charges                   6,361      13.593697              86,464
    Highest contract charges                     7,475      12.991094              97,111
    Remaining contract charges              51,728,813             --         688,265,865
 2004  Lowest contract charges                   7,534      13.642332             102,782
    Highest contract charges                   225,859      13.122761           2,963,897
    Remaining contract charges              29,949,118             --         399,400,715
 2003  Lowest contract charges                   2,306      12.026069              27,731
    Highest contract charges                     5,136      11.817583              60,698
    Remaining contract charges              11,758,660             --         140,259,254
 2002  Lowest contract charges                  89,571       9.243280             827,934
    Highest contract charges                     2,347       9.189550              21,571
    Remaining contract charges                 546,212             --           5,032,998
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 2006  Lowest contract charges                      37      12.177757                 461
    Highest contract charges                        68      11.441566                 781
    Remaining contract charges               6,502,337             --          76,642,060
 2005  Lowest contract charges                 541,016      11.028606           5,966,657
    Highest contract charges                    60,857      10.594401             644,746
    Remaining contract charges               4,566,383             --          49,282,808
 2004  Lowest contract charges                     217      11.174616               2,439
    Highest contract charges                    14,152      10.748796             152,115
    Remaining contract charges               3,164,948             --          34,515,753
 2003  Lowest contract charges                     338      10.452055               3,532
    Highest contract charges                     4,138      10.219357              42,289
    Remaining contract charges                 950,299             --           9,786,694
 2002  Lowest contract charges                     219       8.312007               1,823
    Highest contract charges                     3,381       8.241398              27,865
    Remaining contract charges                  64,826             --             535,712

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2006  Lowest contract charges                0.85%              3.65%             17.24%
    Highest contract charges                  2.55%              4.00%             15.26%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.83%              2.03%              4.02%
    Highest contract charges                  2.51%              0.98%              0.95%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.94%              3.03%             12.78%
    Highest contract charges                  2.47%              2.82%             11.05%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.28%              0.96%             30.02%
    Highest contract charges                  2.39%              5.09%             28.60%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.93%              1.48%              7.57%
    Highest contract charges                  0.91%                --               4.80%
    Remaining contract charges                  --                 --                 --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 2006  Lowest contract charges                0.95%                --               9.96%
    Highest contract charges                  2.51%              0.93%              8.11%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.34%              0.58%              0.30%
    Highest contract charges                  2.47%              0.48%              1.44%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.94%              0.69%              6.91%
    Highest contract charges                  2.47%              0.39%              5.27%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.93%              0.78%             25.75%
    Highest contract charges                  2.34%              0.67%             24.00%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.63%                --              16.88%
    Highest contract charges                  0.97%                --               4.29%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
 2006  Lowest contract charges                 114,766     $28.439936          $3,263,902
    Highest contract charges                       692      26.866489              18,585
    Remaining contract charges                 153,759             --           4,202,538
 2005  Lowest contract charges                 135,819      23.916634           3,248,336
    Highest contract charges                       692      22.809046              15,783
    Remaining contract charges                 183,911             --           4,238,338
 2004  Lowest contract charges                 163,732      21.373611           3,499,540
    Highest contract charges                       703      20.578259              14,465
    Remaining contract charges                 220,761             --           4,569,790
 2003  Lowest contract charges                 176,907      16.445011           2,909,231
    Highest contract charges                       717      15.984121              11,458
    Remaining contract charges                 245,153             --           3,915,877
 2002  Lowest contract charges                 192,809      12.284965           2,368,652
    Highest contract charges                       449      12.054495               5,415
    Remaining contract charges                 257,307             --           3,074,728
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2006  Lowest contract charges                   6,948      13.062801              90,794
    Highest contract charges                     4,625       7.373627              34,103
    Remaining contract charges              11,016,113             --         113,349,235
 2005  Lowest contract charges                     780      12.120647               9,455
    Highest contract charges                     3,530       6.959172              24,568
    Remaining contract charges              10,588,793             --         102,124,884
 2004  Lowest contract charges                   1,897      11.869463              22,508
    Highest contract charges                    71,934       6.816177             490,318
    Remaining contract charges               9,722,180             --          92,613,848
 2003  Lowest contract charges                   1,267      10.749301              13,621
    Highest contract charges                       184       6.297494               1,157
    Remaining contract charges               7,051,187             --          63,312,433
 2002  Lowest contract charges                   1,139       7.906886               9,005
    Highest contract charges                     5,259       8.073574              42,458
    Remaining contract charges               1,950,845             --          14,988,683

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
FRANKLIN REAL ESTATE FUND
 2006  Lowest contract charges                1.40%              2.05%             18.91%
    Highest contract charges                  2.35%              1.98%             17.79%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.40%              1.42%             11.90%
    Highest contract charges                  2.34%              1.39%             10.84%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.40%              1.87%             29.97%
    Highest contract charges                  2.35%              1.89%             28.74%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.40%              2.51%             33.86%
    Highest contract charges                  2.34%              2.57%             32.60%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.40%              2.77%              0.65%
    Highest contract charges                  0.91%                --               5.17%
    Remaining contract charges                  --                 --                 --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2006  Lowest contract charges                0.85%                --               7.77%
    Highest contract charges                  2.55%                --               5.96%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.83%                --              15.29%
    Highest contract charges                  2.43%                --               2.15%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.95%                --              10.42%
    Highest contract charges                  2.48%                --               8.72%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.97%                --              35.95%
    Highest contract charges                  2.45%                --              34.00%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.94%              0.22%             29.36%
    Highest contract charges                  0.96%                --               1.45%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                            UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2006  Lowest contract charges                   6,276     $16.108811            $101,072
    Highest contract charges                     2,043      14.176524              28,968
    Remaining contract charges              12,268,338             --         183,518,260
 2005  Lowest contract charges                     559      14.972815               8,372
    Highest contract charges                     1,100      13.402661              14,737
    Remaining contract charges              10,290,707             --         144,203,380
 2004  Lowest contract charges                   3,038      15.102795              45,897
    Highest contract charges                    47,514      13.521731             642,473
    Remaining contract charges               7,548,776             --         105,994,364
 2003  Lowest contract charges                   2,279      13.859065              31,587
    Highest contract charges                     3,808      12.519934              47,672
    Remaining contract charges               4,538,082             --          59,109,751
 2002  Lowest contract charges                   2,280      11.624901              26,501
    Highest contract charges                       351      10.654942               3,736
    Remaining contract charges               1,068,471             --          11,905,547
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 2006  Lowest contract charges                     678      10.978096               7,429
    Highest contract charges                     1,270      10.640852              13,512
    Remaining contract charges               1,430,758             --          15,443,047
 2005  Lowest contract charges                      46      10.524182                 484
    Highest contract charges                    15,384      10.380183             159,686
    Remaining contract charges                 606,408             --           6,330,485
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 2006  Lowest contract charges                  92,929      11.823520           1,098,765
    Highest contract charges                    13,874      11.576666             160,617
    Remaining contract charges                 487,317             --           5,710,113
 2005  Lowest contract charges                   8,796      10.314563              90,723
    Highest contract charges                     8,117      10.215971              82,925
    Remaining contract charges                 132,345             --           1,359,418

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2006  Lowest contract charges                0.85%              3.67%              7.59%
    Highest contract charges                  2.54%              5.61%              5.77%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.83%              0.87%              2.59%
    Highest contract charges                  2.49%                --               0.83%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.93%              2.30%              8.97%
    Highest contract charges                  2.47%              2.21%              7.30%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.95%              2.65%             19.22%
    Highest contract charges                  2.33%              0.90%             17.50%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.95%              0.01%              4.12%
    Highest contract charges                  0.84%                --               7.84%
    Remaining contract charges                  --                 --                 --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 2006  Lowest contract charges                0.85%              0.01%              4.31%
    Highest contract charges                  2.54%              0.01%              2.55%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.86%              0.71%             11.76%
    Highest contract charges                  2.45%              0.25%             10.55%
    Remaining contract charges                  --                 --                 --
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 2006  Lowest contract charges                1.35%              2.73%             14.63%
    Highest contract charges                  2.50%              1.59%             13.32%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.34%              1.16%              6.25%
    Highest contract charges                  2.44%              2.93%              5.44%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2006  Lowest contract charges                  20,877     $19.664073            $410,501
    Highest contract charges                     9,334      16.453485             153,584
    Remaining contract charges              42,025,519             --         718,384,455
 2005  Lowest contract charges                   3,463      16.752733              58,007
    Highest contract charges                     3,478      14.257743              49,590
    Remaining contract charges              34,585,852             --         505,438,067
 2004  Lowest contract charges                   8,663      15.549701             134,691
    Highest contract charges                   149,130      13.236404           1,973,943
    Remaining contract charges              23,871,228             --         320,263,265
 2003  Lowest contract charges                   8,671      13.937527             120,849
    Highest contract charges                    12,664      11.592760             146,815
    Remaining contract charges              12,835,342             --         155,151,274
 2002  Lowest contract charges                   7,555      11.243085              84,947
    Highest contract charges                     1,086       9.488086              10,303
    Remaining contract charges               3,893,205             --          38,606,090
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2006  Lowest contract charges                   1,278      23.955722              30,574
    Highest contract charges                    61,613      20.726343           1,277,019
    Remaining contract charges               2,896,128             --          63,387,906
 2005  Lowest contract charges                     295      19.120676               5,636
    Highest contract charges                    39,021      16.546237             645,650
    Remaining contract charges               2,292,645             --          39,605,788
 2004  Lowest contract charges                     250      15.109178               3,807
    Highest contract charges                     8,288      13.278865             110,059
    Remaining contract charges               1,303,962             --          17,781,859
 2003  Lowest contract charges                   5,703      12.067090              68,814
    Highest contract charges                       555      10.186685               5,654
    Remaining contract charges                 602,040             --           6,612,760
 2002  Lowest contract charges                  90,575       6.913177             626,163
    Highest contract charges                       501       6.783293               3,402
    Remaining contract charges                 115,733             --             803,199

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2006  Lowest contract charges                0.85%              1.17%             17.38%
    Highest contract charges                  2.55%              1.45%             15.40%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.83%                --              10.46%
    Highest contract charges                  2.49%                --               7.77%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.95%              0.78%             11.57%
    Highest contract charges                  2.47%              0.71%              9.85%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.95%              1.05%             23.97%
    Highest contract charges                  2.38%              0.90%             22.18%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.94%              1.20%             12.65%
    Highest contract charges                  0.93%                --               2.94%
    Remaining contract charges                  --                 --                 --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2006  Lowest contract charges                0.85%              0.82%             27.35%
    Highest contract charges                  2.50%              1.31%             25.26%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              1.43%             26.55%
    Highest contract charges                  2.47%              1.33%             24.61%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.94%                --              23.65%
    Highest contract charges                  2.47%              2.14%             21.75%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.88%                --              45.26%
    Highest contract charges                  2.34%              1.35%             50.17%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.40%              1.65%              1.35%
    Highest contract charges                  0.97%                --               0.77%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                            UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 2006  Lowest contract charges                   2,250     $14.636053             $32,941
    Highest contract charges                   255,931      12.571975           3,217,555
    Remaining contract charges              18,959,703             --         253,659,532
 2005  Lowest contract charges                     865      12.154452              10,515
    Highest contract charges                   170,418      10.613973           1,808,809
    Remaining contract charges              15,710,185             --         175,539,175
 2004  Lowest contract charges                   1,390      11.321045              15,764
    Highest contract charges                    43,672       9.878123             431,401
    Remaining contract charges              10,548,259             --         108,883,014
 2003  Lowest contract charges                     907       9.642470               8,748
    Highest contract charges                     4,696       8.544872              40,124
    Remaining contract charges               3,532,828             --          31,460,030
 2002  Lowest contract charges                      68       7.362715                 498
    Highest contract charges                       820       6.886804               5,644
    Remaining contract charges               1,355,333             --           9,412,485
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 2006  Lowest contract charges                   1,519      17.281807              26,228
    Highest contract charges                     3,755      15.491752              58,169
    Remaining contract charges                 223,690             --           3,592,879
 2005  Lowest contract charges                   1,518      14.405588              21,871
    Highest contract charges                     3,755      13.069300              49,073
    Remaining contract charges                 232,045             --           3,127,195
 2004  Lowest contract charges                   1,519      14.043980              21,331
    Highest contract charges                     2,286      12.251426              28,004
    Remaining contract charges                 287,874             --           3,803,126
 2003  Lowest contract charges                   2,581      12.252158              31,623
    Highest contract charges                     1,799      10.806476              19,443
    Remaining contract charges                 285,042             --           3,303,766
 2002  Lowest contract charges                   2,583       9.373724              24,209
    Highest contract charges                     3,069       8.821303              27,077
    Remaining contract charges                 288,113             --           2,570,687

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 2006  Lowest contract charges                0.85%              1.16%             20.42%
    Highest contract charges                  2.50%              1.24%             18.45%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.84%              0.13%             12.21%
    Highest contract charges                  2.48%              0.97%              7.45%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.95%              1.33%             17.41%
    Highest contract charges                  2.47%              1.00%             15.60%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.94%              1.80%             30.96%
    Highest contract charges                  2.37%              1.44%             29.08%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.73%                --              19.33%
    Highest contract charges                  0.96%                --               9.09%
    Remaining contract charges                  --                 --                 --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 2006  Lowest contract charges                0.95%              7.05%             19.97%
    Highest contract charges                  2.15%              7.06%             18.54%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              3.70%              2.58%
    Highest contract charges                  2.14%              3.75%              1.35%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.95%              3.28%             14.63%
    Highest contract charges                  2.05%              2.87%             13.37%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.95%              2.58%             30.71%
    Highest contract charges                  2.03%                --              29.28%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.95%              2.19%              5.29%
    Highest contract charges                  2.00%              1.74%              6.28%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2006  Lowest contract charges                  19,335     $17.225283            $333,017
    Highest contract charges                    11,465      14.528955             166,569
    Remaining contract charges              34,740,528             --         545,011,757
 2005  Lowest contract charges                   6,054      14.262017              86,335
    Highest contract charges                     4,841      12.235707              59,229
    Remaining contract charges              27,039,258             --         353,013,575
 2004  Lowest contract charges                   2,658      13.443331              35,739
    Highest contract charges                   313,025      11.535531           3,610,905
    Remaining contract charges              14,511,112             --         177,137,908
 2003  Lowest contract charges                   2,921      11.555589              33,757
    Highest contract charges                    21,412      10.525852             225,385
    Remaining contract charges               5,047,917             --          53,817,909
 2002  Lowest contract charges                 375,559       8.311222           3,121,354
    Highest contract charges                     4,136       8.155183              33,733
    Remaining contract charges                 721,916             --           5,927,470
MUTUAL DISCOVERY SECURITIES FUND
 2006  Lowest contract charges                  16,775      20.321572             340,880
    Highest contract charges                     1,762      19.287666              33,987
    Remaining contract charges               6,607,536             --         130,798,836
 2005  Lowest contract charges                   1,558      16.655119              25,945
    Highest contract charges                     2,176      16.078683              34,984
    Remaining contract charges               3,889,622             --          63,647,577
 2004  Lowest contract charges                     296      14.593317               4,317
    Highest contract charges                    26,457      14.229936             376,479
    Remaining contract charges               2,154,077             --          30,968,068
 2003  Lowest contract charges                   2,586      12.435649              32,160
    Highest contract charges                     6,500      12.348414              80,267
    Remaining contract charges                 543,750             --           6,738,736
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges               5,165,865       1.283584           6,630,820
    Highest contract charges                    24,470       1.043392              25,532
    Remaining contract charges              29,623,827             --          31,651,899
 2005  Lowest contract charges               5,862,533       1.178754           6,910,484
    Highest contract charges                    24,470       0.969260              23,718
    Remaining contract charges              34,715,244             --          34,284,325
 2004  Lowest contract charges               6,377,220       1.117498           7,126,531
    Highest contract charges                 1,252,341       0.929969           1,164,638
    Remaining contract charges              38,659,817             --          36,482,628
 2003  Lowest contract charges               7,147,982       1.095089           7,827,676
    Highest contract charges                   178,360       0.921407             164,342
    Remaining contract charges              30,409,308             --          28,341,446
 2002  Lowest contract charges               7,695,775       0.939556           7,230,611
    Highest contract charges                     8,294       0.798483               6,623
    Remaining contract charges              19,788,410             --          15,938,469

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2006  Lowest contract charges                0.85%              1.20%             20.78%
    Highest contract charges                  2.55%              1.47%             18.74%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.83%              0.67%              9.79%
    Highest contract charges                  2.52%                --               6.12%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.94%              1.31%             14.93%
    Highest contract charges                  2.47%              0.62%             13.16%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.27%                --              30.43%
    Highest contract charges                  2.33%              1.23%             29.07%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.40%              2.29%             19.62%
    Highest contract charges                  0.96%                --               8.93%
    Remaining contract charges                  --                 --                 --
MUTUAL DISCOVERY SECURITIES FUND
 2006  Lowest contract charges                0.85%              1.11%             22.01%
    Highest contract charges                  2.55%              1.20%             19.96%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.82%                --              13.98%
    Highest contract charges                  2.34%                --              13.05%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.62%                --              17.08%
    Highest contract charges                  2.48%              1.19%             15.28%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.86%                --              24.36%
    Highest contract charges                  1.54%                --              23.48%
    Remaining contract charges                  --                 --                 --
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges                1.40%              2.03%              8.89%
    Highest contract charges                  2.55%              2.15%              7.65%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.40%              2.85%              5.48%
    Highest contract charges                  2.52%              4.40%              4.28%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.40%              1.82%              2.05%
    Highest contract charges                  2.45%              2.95%              0.93%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.40%              2.52%             16.55%
    Highest contract charges                  2.38%              3.11%             15.40%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.40%              2.81%             15.18%
    Highest contract charges                  1.00%              3.06%              2.01%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges              1,192,897      $1.466249          $1,749,082
    Highest contract charges                   56,895       1.208958              68,784
    Remaining contract charges             68,898,704             --          85,021,424
 2005  Lowest contract charges              1,335,796       1.422302           1,899,906
    Highest contract charges                   56,895       1.186291              67,494
    Remaining contract charges             75,027,974             --          90,433,823
 2004  Lowest contract charges              1,277,261       1.411419           1,802,750
    Highest contract charges                1,540,308       1.191419           1,835,153
    Remaining contract charges             69,839,752             --          84,155,955
 2003  Lowest contract charges              1,311,057       1.371476           1,798,083
    Highest contract charges                  526,592       1.170513             616,383
    Remaining contract charges             49,630,276             --          58,564,571
 2002  Lowest contract charges              1,492,806       1.292850           1,929,974
    Highest contract charges                  166,880       1.114483             185,985
    Remaining contract charges             25,410,762             --          28,484,190
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges              5,371,565       2.357117          12,661,408
    Highest contract charges                1,763,707       1.413662           2,493,286
    Remaining contract charges             44,933,400             --          65,368,231
 2005  Lowest contract charges              5,697,035       2.054889          11,706,774
    Highest contract charges                1,817,152       1.246038           2,264,240
    Remaining contract charges             52,925,549             --          67,477,143
 2004  Lowest contract charges              6,012,800       1.807982          10,871,033
    Highest contract charges                1,656,954       1.108442           1,836,638
    Remaining contract charges             57,211,800             --          64,630,767
 2003  Lowest contract charges              6,277,189       1.539851           9,665,936
    Highest contract charges                  397,700       0.954495             379,602
    Remaining contract charges             38,129,265             --          37,065,515
 2002  Lowest contract charges              6,347,688       1.099491           6,979,226
    Highest contract charges                  152,261       0.688373             104,812
    Remaining contract charges             20,442,571             --          14,353,216

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges                1.40%              4.39%              3.09%
    Highest contract charges                  2.55%              4.58%              1.91%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.40%              7.07%              0.77%
    Highest contract charges                  2.52%             10.33%              0.38%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.40%              4.55%              2.91%
    Highest contract charges                  2.47%              4.52%              1.79%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.40%              4.01%              6.08%
    Highest contract charges                  2.39%              4.19%              5.03%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.40%              4.05%              8.30%
    Highest contract charges                  0.97%                --               5.97%
    Remaining contract charges                  --                 --                 --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges                1.40%              1.10%             14.71%
    Highest contract charges                  2.50%              1.11%             13.45%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.40%              0.61%             13.66%
    Highest contract charges                  2.49%              0.61%             12.41%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.40%              0.22%             17.41%
    Highest contract charges                  2.46%              0.44%             16.13%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.40%              0.42%             40.05%
    Highest contract charges                  2.38%              0.51%             38.66%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.40%              0.45%             21.00%
    Highest contract charges                  0.97%              1.55%              1.63%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges              1,882,130      $1.578268          $2,970,507
    Highest contract charges                   21,628       1.285670              27,807
    Remaining contract charges             45,112,330             --          59,288,193
 2005  Lowest contract charges              2,027,107       1.333084           2,702,304
    Highest contract charges                   21,628       1.098498              23,759
    Remaining contract charges             51,477,020             --          57,505,690
 2004  Lowest contract charges              2,179,542       1.279022           2,787,681
    Highest contract charges                1,101,916       1.066670           1,175,381
    Remaining contract charges             47,389,011             --          51,174,113
 2003  Lowest contract charges              2,256,078       1.156620           2,609,425
    Highest contract charges                  738,736       0.975265             720,463
    Remaining contract charges             30,216,290             --          29,730,833
 2002  Lowest contract charges              2,073,201       0.927337           1,922,556
    Highest contract charges                  548,354       0.789791             433,085
    Remaining contract charges             13,018,390             --          10,344,767
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges                  6,780       1.140237               7,731
    Highest contract charges                       --             --                  --
    Remaining contract charges                     --             --                  --
 2005  Lowest contract charges                  6,898       1.056464               7,288
    Highest contract charges                       --             --                  --
    Remaining contract charges                     --             --                  --
 2004  Lowest contract charges                  7,307       0.977503               7,143
    Highest contract charges                       --             --                  --
    Remaining contract charges                     --             --                  --
 2003  Lowest contract charges                  1,490       0.963308               1,435
    Highest contract charges                       --             --                  --
    Remaining contract charges                     --             --                  --
 2002  Lowest contract charges                    755       0.762917                 576
    Highest contract charges                       --             --                  --
    Remaining contract charges                     --             --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges                1.40%              1.44%             18.39%
    Highest contract charges                  2.55%              1.50%             17.04%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.40%              1.58%              4.23%
    Highest contract charges                  2.52%              2.72%              3.04%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.40%              1.19%             10.58%
    Highest contract charges                  2.48%              2.51%              9.37%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.40%              1.37%             24.73%
    Highest contract charges                  2.39%              1.52%             23.48%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.40%              1.41%             15.61%
    Highest contract charges                  0.85%             10.84%              3.79%
    Remaining contract charges                  --                 --                 --
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges                1.40%              0.52%              7.93%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.40%              1.31%              8.08%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.39%              0.14%              1.47%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.38%              0.18%             26.27%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.38%                --              25.81%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges                142,160      $1.980819            $281,593
    Highest contract charges                   22,128       1.960059              43,372
    Remaining contract charges                     --             --                  --
 2005  Lowest contract charges                155,595       1.850300             287,897
    Highest contract charges                   27,213       1.833652              49,899
    Remaining contract charges                     --             --                  --
 2004  Lowest contract charges                194,988       1.819776             354,834
    Highest contract charges                   27,217       1.806109              49,157
    Remaining contract charges                     --             --                  --
 2003  Lowest contract charges                188,842       1.640868             309,865
    Highest contract charges                   27,222       1.630988              44,398
    Remaining contract charges                     --             --                  --
 2002  Lowest contract charges                203,341       1.364277             277,413
    Highest contract charges                   11,689       1.358095              15,874
    Remaining contract charges                     --             --                  --
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 2006  Lowest contract charges                  4,532       1.319404               5,979
    Highest contract charges                       --             --                  --
    Remaining contract charges                     --             --                  --
 2005  Lowest contract charges                  4,149       1.099231               4,560
    Highest contract charges                       --             --                  --
    Remaining contract charges                     --             --                  --
 2004  Lowest contract charges                  4,061       0.942122               3,826
    Highest contract charges                       --             --                  --
    Remaining contract charges                     --             --                  --
 2003  Lowest contract charges                  2,037       0.777330               1,584
    Highest contract charges                       --             --                  --
    Remaining contract charges                     --             --                  --
 2002  Lowest contract charges                    993       0.492758                 489
    Highest contract charges                       --             --                  --
    Remaining contract charges                     --             --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges                1.40%              2.40%              7.05%
    Highest contract charges                  1.55%              2.44%              6.89%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.40%              3.26%              1.68%
    Highest contract charges                  1.55%              3.31%              1.53%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.40%                --              10.90%
    Highest contract charges                  1.55%                --              10.74%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.40%              0.68%             20.27%
    Highest contract charges                  1.53%              1.54%             20.09%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.40%                --              10.41%
    Highest contract charges                  1.55%                --              10.55%
    Remaining contract charges                  --                 --                 --
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 2006  Lowest contract charges                1.40%              1.79%             20.03%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.40%              3.66%             16.68%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.40%                --              21.20%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.39%                --              57.85%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.44%              0.44%             30.48%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 2006  Lowest contract charges                 60,363      $1.385583             $83,637
    Highest contract charges                       --             --                  --
    Remaining contract charges                     --             --                  --
 2005  Lowest contract charges                 60,385       1.165979              70,407
    Highest contract charges                       --             --                  --
    Remaining contract charges                     --             --                  --
 2004  Lowest contract charges                 61,689       1.073564              66,227
    Highest contract charges                       --             --                  --
    Remaining contract charges                     --             --                  --
 2003  Lowest contract charges                 60,414       0.971460              58,690
    Highest contract charges                       --             --                  --
    Remaining contract charges                     --             --                  --
 2002  Lowest contract charges                 51,683       0.758027              39,177
    Highest contract charges                       --             --                  --
    Remaining contract charges                     --             --                  --
HARTFORD GLOBAL HEALTH HLS FUND
 2006  Lowest contract charges                417,758       2.101222             877,801
    Highest contract charges                      342       2.055824                 703
    Remaining contract charges                 45,946             --              95,577
 2005  Lowest contract charges                421,501       1.921259             809,812
    Highest contract charges                      322       1.886344                 608
    Remaining contract charges                 45,962             --              87,555
 2004  Lowest contract charges                441,436       1.737313             766,912
    Highest contract charges                      294       1.711710                 503
    Remaining contract charges                 56,658             --              97,744
 2003  Lowest contract charges                442,299       1.565738             692,524
    Highest contract charges                      257       1.548076                 398
    Remaining contract charges                 74,370             --             115,803
 2002  Lowest contract charges                441,415       1.203047             531,044
    Highest contract charges                    3,192       1.198431               3,826
    Remaining contract charges                 73,402             --              87,953

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 2006  Lowest contract charges                1.40%              1.44%             18.83%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.40%              2.86%              8.61%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.40%                --              10.51%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.40%              1.42%             28.16%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.40%              1.03%             20.17%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
HARTFORD GLOBAL HEALTH HLS FUND
 2006  Lowest contract charges                1.40%                --               9.37%
    Highest contract charges                  1.70%                --               8.99%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.40%                --              10.59%
    Highest contract charges                  1.70%                --              10.20%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.40%                --              10.96%
    Highest contract charges                  1.74%                --              10.57%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.40%                --              30.15%
    Highest contract charges                  1.69%                --              29.69%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.40%                --              18.31%
    Highest contract charges                  1.59%                --              18.48%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges              1,052,674      $2.057130          $2,165,485
    Highest contract charges                   32,456       1.998303              64,857
    Remaining contract charges                108,106             --             219,150
 2005  Lowest contract charges              1,109,958       1.832185           2,033,649
    Highest contract charges                   27,431       1.788716              49,067
    Remaining contract charges                126,922             --             229,762
 2004  Lowest contract charges              1,169,200       1.815622           2,122,825
    Highest contract charges                   27,431       1.781427              48,867
    Remaining contract charges                114,663             --             206,442
 2003  Lowest contract charges              1,198,560       1.548670           1,856,174
    Highest contract charges                    8,586       1.530376              13,139
    Remaining contract charges                101,705             --             156,559
 2002  Lowest contract charges              1,309,655       1.161281           1,520,877
    Highest contract charges                      954       1.156831               1,103
    Remaining contract charges                120,586             --             139,401
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2006  Lowest contract charges                983,079       0.534995             525,942
    Highest contract charges                    1,220       0.523382                 639
    Remaining contract charges                  4,829             --               2,558
 2005  Lowest contract charges              1,022,098       0.492870             503,763
    Highest contract charges                    1,137       0.483866                 550
    Remaining contract charges                  4,832             --               2,361
 2004  Lowest contract charges              1,076,689       0.450790             485,360
    Highest contract charges                    1,018       0.444122                 452
    Remaining contract charges                  4,836             --               2,165
 2003  Lowest contract charges              1,153,481       0.452186             521,588
    Highest contract charges                      877       0.447058                 392
    Remaining contract charges                  4,839             --               2,176
 2002  Lowest contract charges              1,164,451       0.284643             331,453
    Highest contract charges                    6,393       0.283547               1,813
    Remaining contract charges                 27,164             --               7,700

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges                1.40%              0.45%             12.28%
    Highest contract charges                  1.90%              0.42%             11.72%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.40%              0.47%              0.91%
    Highest contract charges                  1.89%              0.48%              0.41%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.40%              0.39%             17.24%
    Highest contract charges                  1.84%              2.89%             16.65%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.40%              0.52%             33.36%
    Highest contract charges                  1.75%              0.51%             32.89%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.40%              0.65%             20.82%
    Highest contract charges                  1.53%              0.98%             20.98%
    Remaining contract charges                  --                 --                 --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2006  Lowest contract charges                1.40%                --               8.55%
    Highest contract charges                  1.74%                --               8.17%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.40%              0.03%              9.34%
    Highest contract charges                  1.66%              0.03%              8.95%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.40%                --               0.31%
    Highest contract charges                  1.75%                --               0.66%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.40%                --              58.86%
    Highest contract charges                  1.67%                --              58.31%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.41%                --              39.55%
    Highest contract charges                  1.62%                --              39.67%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2006  Lowest contract charges                  551,685       $1.388298          $765,903
    Highest contract charges                        388        1.348591               524
    Remaining contract charges                  114,910              --           156,929
 2005  Lowest contract charges                  601,321        1.255097           754,715
    Highest contract charges                      4,261        1.225316             5,222
    Remaining contract charges                  110,102              --           136,264
 2004  Lowest contract charges                  679,473        1.197237           813,490
    Highest contract charges                     64,584        1.178956            76,142
    Remaining contract charges                   54,318              --            64,542
 2003  Lowest contract charges                  675,787        1.122715           758,716
    Highest contract charges                     84,848        1.109457            94,136
    Remaining contract charges                   38,142              --            42,563
 2002  Lowest contract charges                  728,305        0.886037           645,305
    Highest contract charges                     66,247        0.882013            58,431
    Remaining contract charges                       --              --                --
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges                   64,590        1.311312            84,697
    Highest contract charges                      4,335        1.281511             5,556
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   20,772        1.274338            26,471
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   20,506        1.237646            25,380
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                    8,967        1.118468            10,029
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                   89,417        1.575584           140,884
    Highest contract charges                     16,379        1.539813            25,221
    Remaining contract charges                    4,363              --             6,764
 2005  Lowest contract charges                   55,927        1.429248            79,933
    Highest contract charges                      4,363        1.411014             6,157
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   14,402        1.249263            17,991
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                   12,932        1.083781            14,016
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                    9,680        0.766231             7,417
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2006  Lowest contract charges                1.40%              0.73%              10.61%
    Highest contract charges                  1.90%              0.03%              10.06%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.88%               4.83%
    Highest contract charges                  1.86%              1.33%               4.31%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.99%               6.64%
    Highest contract charges                  1.75%              0.82%               6.26%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              0.97%              26.71%
    Highest contract charges                  1.73%              1.47%              26.27%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              0.30%              25.89%
    Highest contract charges                  1.55%              0.28%              26.00%
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges                1.40%                --                2.90%
    Highest contract charges                  1.89%                --                2.39%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%                --                2.97%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%                --               10.66%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.23%                --                  --
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                1.40%              0.55%              10.24%
    Highest contract charges                  1.91%              1.27%               9.69%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.39%                --               14.41%
    Highest contract charges                  1.62%                --               14.01%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%                --               15.27%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.24%                --               41.45%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.93%                --               23.38%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges                  304,898       $1.385264          $422,366
    Highest contract charges                     16,621        1.345629            22,365
    Remaining contract charges                   33,606              --            46,044
 2005  Lowest contract charges                  276,005        1.266816           349,648
    Highest contract charges                      4,425        1.236741             5,472
    Remaining contract charges                   43,244              --            54,159
 2004  Lowest contract charges                  302,110        1.261345           381,064
    Highest contract charges                     16,133        1.242075            20,038
    Remaining contract charges                   35,438              --            44,363
 2003  Lowest contract charges                  314,036        1.193923           374,935
    Highest contract charges                      3,784        1.179809             4,464
    Remaining contract charges                   37,395              --            44,377
 2002  Lowest contract charges                  302,201        0.985301           297,759
    Highest contract charges                     12,284        0.980818            12,048
    Remaining contract charges                       --              --                --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges                  254,344        5.255117         1,336,605
    Highest contract charges                        472        5.104819             2,409
    Remaining contract charges                   41,224              --           214,333
 2005  Lowest contract charges                  276,112        4.627286         1,277,651
    Highest contract charges                      1,594        4.581945             7,306
    Remaining contract charges                   39,164              --           179,590
 2004  Lowest contract charges                  280,634        4.501460         1,263,261
    Highest contract charges                      1,594        4.466279             7,121
    Remaining contract charges                   48,607              --           217,159
 2003  Lowest contract charges                  302,268        4.145460         1,253,039
    Highest contract charges                      1,594        4.121300             6,571
    Remaining contract charges                   33,413              --           137,677
 2002  Lowest contract charges                  312,278        3.289057         1,027,100
    Highest contract charges                      1,594        3.276427             5,224
    Remaining contract charges                   20,634              --            67,559
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges                  300,778        1.612967           485,146
    Highest contract charges                     27,022        1.570859            42,448
    Remaining contract charges                   21,789              --            34,454
 2005  Lowest contract charges                  178,475        1.321537           235,862
    Highest contract charges                        646        1.293488               835
    Remaining contract charges                   23,200              --            30,161
 2004  Lowest contract charges                   19,876        1.265573            25,154
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                    3,798        1.031630             3,918
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                      509        0.694417               353
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges                1.40%             15.32%               9.35%
    Highest contract charges                  1.90%             23.35%               8.80%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              6.24%               0.43%
    Highest contract charges                  1.87%              9.82%               0.07%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              4.73%               5.65%
    Highest contract charges                  1.74%              4.54%               5.28%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              3.86%              21.17%
    Highest contract charges                  1.68%              3.54%              20.75%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.39%              3.32%               8.43%
    Highest contract charges                  1.55%              5.47%               8.57%
    Remaining contract charges                  --                 --                  --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges                1.40%              1.43%              13.57%
    Highest contract charges                  1.91%              6.21%              13.00%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              1.59%               2.80%
    Highest contract charges                  1.60%              1.61%               2.59%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              1.07%               8.59%
    Highest contract charges                  1.61%              1.12%               8.37%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              1.15%              26.04%
    Highest contract charges                  1.60%              1.17%              25.79%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.41%              0.71%              23.71%
    Highest contract charges                  1.60%              0.96%              23.86%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges                1.40%              0.52%              22.05%
    Highest contract charges                  1.90%              1.19%              21.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.39%              0.63%               4.42%
    Highest contract charges                  0.93%                --                3.90%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.39%                --               22.68%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.39%                --               48.75%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.38%              0.13%              18.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2006  Lowest contract charges                   91,651       $2.242458          $205,523
    Highest contract charges                      1,375        2.183990             3,004
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   49,065        1.762674            86,486
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   16,255        1.510987            24,562
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                   14,045        1.313316            18,446
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges                1,020,222        1.492426         1,522,605
    Highest contract charges                    414,109        1.385228           573,636
    Remaining contract charges                5,984,889              --         8,457,585
 2005  Lowest contract charges                1,036,986        1.219069         1,264,158
    Highest contract charges                    679,901        1.144025           777,824
    Remaining contract charges                6,925,700              --         8,040,102
 2004  Lowest contract charges                  993,897        1.081252         1,074,653
    Highest contract charges                    224,490        1.025909           230,306
    Remaining contract charges                5,574,286              --         5,783,224
 2003  Lowest contract charges                1,080,502        0.930899         1,005,838
    Highest contract charges                    102,923        0.893007            91,911
    Remaining contract charges                4,164,769              --         3,746,341
 2002  Lowest contract charges                1,117,042        0.711036           794,257
    Highest contract charges                     13,197        0.688939             9,092
    Remaining contract charges                2,431,833              --         1,682,703
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges                1,287,144        3.978508         5,120,913
    Highest contract charges                     72,522        3.936774           285,504
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,396,539        3.619701         5,055,053
    Highest contract charges                     85,490        3.587107           306,662
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                1,516,966        3.151045         4,780,030
    Highest contract charges                     35,052        3.102928           108,763
    Remaining contract charges                  113,078              --           353,634
 2003  Lowest contract charges                1,645,679        2.751199         4,527,591
    Highest contract charges                     40,690        2.718683           110,622
    Remaining contract charges                  133,183              --           364,205
 2002  Lowest contract charges                1,768,122        2.031603         3,592,123
    Highest contract charges                    151,382        2.022393           306,155
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2006  Lowest contract charges                1.40%              1.87%              27.22%
    Highest contract charges                  1.90%              2.47%              26.59%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.39%              2.75%              16.66%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%                --               15.05%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.39%              1.02%              51.23%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges                1.40%              1.21%              22.42%
    Highest contract charges                  2.50%              1.10%              21.08%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%                --               12.75%
    Highest contract charges                  2.48%                --               11.51%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.57%              16.15%
    Highest contract charges                  2.38%              2.29%              14.88%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              1.16%              30.92%
    Highest contract charges                  2.37%              1.51%              29.62%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              1.55%              19.26%
    Highest contract charges                  0.91%              5.02%               7.28%
    Remaining contract charges                  --                 --                  --
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges                1.40%              0.84%               9.91%
    Highest contract charges                  1.55%              0.80%               9.75%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.07%              14.87%
    Highest contract charges                  1.55%              0.06%              14.70%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.11%              14.53%
    Highest contract charges                  1.75%              0.10%              14.13%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%                --               35.42%
    Highest contract charges                  1.73%                --               34.95%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%                --               15.61%
    Highest contract charges                  1.56%                --               15.74%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2006  Lowest contract charges                  198,287       $1.712649          $339,596
    Highest contract charges                     22,315        1.679024            37,468
    Remaining contract charges                   89,720              --           152,358
 2005  Lowest contract charges                  214,820        1.477045           317,298
    Highest contract charges                     22,119        1.453117            32,142
    Remaining contract charges                   90,261              --           132,389
 2004  Lowest contract charges                  261,848        1.365266           357,491
    Highest contract charges                     22,813        1.347852            30,749
    Remaining contract charges                   90,865              --           123,374
 2003  Lowest contract charges                  244,551        1.193452           291,860
    Highest contract charges                     22,700        1.182356            26,840
    Remaining contract charges                   89,881              --           106,839
 2002  Lowest contract charges                  173,855        0.846730           147,209
    Highest contract charges                     90,906        0.844609            76,780
    Remaining contract charges                       --              --                --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges                  162,505        1.139019           185,099
    Highest contract charges                      1,953        1.011338             1,975
    Remaining contract charges              153,025,744              --       163,079,244
 2005  Lowest contract charges                  143,674        1.115170           160,191
    Highest contract charges                    698,834        0.959978           670,865
    Remaining contract charges              112,044,334              --       115,995,826
 2004  Lowest contract charges                   39,819        1.094675            43,588
    Highest contract charges                  1,071,892        0.959450         1,028,427
    Remaining contract charges               88,628,571              --        91,023,043
 2003  Lowest contract charges                  144,071        1.094789           157,728
    Highest contract charges                    160,485        0.976982           156,791
    Remaining contract charges               74,310,318              --        77,507,087
 2002  Lowest contract charges                  137,967        1.097024           151,354
    Highest contract charges                     95,941        0.995768            95,535
    Remaining contract charges              114,098,761              --       122,217,282

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2006  Lowest contract charges                1.40%              0.57%              15.95%
    Highest contract charges                  1.75%              0.58%              15.55%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.10%               8.19%
    Highest contract charges                  1.74%              0.10%               7.81%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.01%              14.40%
    Highest contract charges                  1.75%              0.01%              14.00%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.39%                --               40.95%
    Highest contract charges                  1.72%                --               40.46%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              0.15%              14.42%
    Highest contract charges                  1.53%              0.23%              14.55%
    Remaining contract charges                  --                 --                  --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges                0.60%              4.90%               3.82%
    Highest contract charges                  2.56%              4.71%               2.07%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.94%              2.71%               1.87%
    Highest contract charges                  2.50%              2.54%               0.06%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.90%               0.01%
    Highest contract charges                  2.46%              1.00%               1.79%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.94%              0.77%               0.20%
    Highest contract charges                  2.39%              0.47%               1.89%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.94%              1.37%               0.51%
    Highest contract charges                  0.97%              0.36%               0.60%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
 2006  Lowest contract charges                  137,554       $2.893710          $398,042
    Highest contract charges                      7,311        2.863385            20,935
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  141,161        2.810495           396,731
    Highest contract charges                      8,389        2.785224            23,365
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  167,976        2.791291           468,870
    Highest contract charges                     16,036        2.738765            43,919
    Remaining contract charges                   14,330              --            39,700
 2003  Lowest contract charges                  188,691        2.725422           514,263
    Highest contract charges                      5,888        2.693264            15,858
    Remaining contract charges                   15,501              --            41,992
 2002  Lowest contract charges                  249,482        2.708749           675,785
    Highest contract charges                     24,396        2.696501            65,783
    Remaining contract charges                       --              --                --
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges                1,034,849        1.779188         1,841,188
    Highest contract charges                    332,633        1.384540           460,544
    Remaining contract charges                5,039,557              --         7,149,842
 2005  Lowest contract charges                1,117,590        1.580822         1,766,710
    Highest contract charges                    331,040        1.243780           411,741
    Remaining contract charges                6,180,211              --         7,841,673
 2004  Lowest contract charges                1,159,866        1.328086         1,540,401
    Highest contract charges                    372,636        1.056494           393,687
    Remaining contract charges                7,108,102              --         7,626,084
 2003  Lowest contract charges                1,223,671        1.203552         1,472,751
    Highest contract charges                    284,870        0.968020           275,760
    Remaining contract charges                5,299,336              --         5,211,393
 2002  Lowest contract charges                1,253,820        0.784994           984,241
    Highest contract charges                     65,170        0.637706            41,559
    Remaining contract charges                2,683,107              --         1,742,814

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
 2006  Lowest contract charges                1.40%              9.98%               2.96%
    Highest contract charges                  1.55%              9.80%               2.81%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              3.71%               0.69%
    Highest contract charges                  1.55%              3.35%               0.54%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              4.68%               2.42%
    Highest contract charges                  1.67%                --                1.91%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              3.25%               0.62%
    Highest contract charges                  1.75%              6.15%               0.26%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              3.09%               6.40%
    Highest contract charges                  1.55%              3.92%               6.24%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges                1.40%              0.10%              12.55%
    Highest contract charges                  2.50%              0.11%              11.32%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%                --               19.03%
    Highest contract charges                  2.49%                --               17.73%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%                --               10.35%
    Highest contract charges                  2.49%                --                9.14%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%                --               53.32%
    Highest contract charges                  2.39%                --               51.80%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%                --               31.36%
    Highest contract charges                  0.90%                --                6.61%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest contract charges                   98,923       $1.406553          $139,141
    Highest contract charges                      5,754        1.374628             7,909
    Remaining contract charges                   21,175              --            29,301
 2005  Lowest contract charges                   87,090        1.338187           116,544
    Highest contract charges                        631        1.314363               829
    Remaining contract charges                   19,482              --            25,738
 2004  Lowest contract charges                   53,236        1.225032            65,216
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                   38,393        1.078920            41,423
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                   11,364        0.730884             8,306
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges                5,155,251        1.226336         6,322,070
    Highest contract charges                  1,118,721        0.980820         1,097,264
    Remaining contract charges               23,415,993              --        23,524,486
 2005  Lowest contract charges                5,450,383        1.087385         5,926,665
    Highest contract charges                  1,136,270        0.879295           999,117
    Remaining contract charges               26,765,950              --        23,984,706
 2004  Lowest contract charges                5,842,903        1.008454         5,892,298
    Highest contract charges                    715,689        0.824491           590,079
    Remaining contract charges               24,855,123              --        20,796,205
 2003  Lowest contract charges                6,255,434        0.984211         6,156,667
    Highest contract charges                     57,774        0.813561            47,002
    Remaining contract charges               15,925,269              --        13,127,032
 2002  Lowest contract charges                6,416,206        0.791128         5,076,040
    Highest contract charges                     10,000        0.660530             6,605
    Remaining contract charges                7,876,082              --         5,285,970

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest contract charges                1.40%              0.13%               5.11%
    Highest contract charges                  1.89%              0.16%               4.59%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.39%              0.16%               9.24%
    Highest contract charges                  0.93%                --                8.69%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%                --               13.54%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.23%                --               47.61%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.93%                --               26.91%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges                1.40%              1.09%              12.78%
    Highest contract charges                  2.50%              1.09%              11.55%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              1.56%               7.83%
    Highest contract charges                  2.49%              1.71%               6.65%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.93%               2.46%
    Highest contract charges                  2.48%              1.64%               1.34%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              0.99%              24.41%
    Highest contract charges                  2.38%              1.22%              23.17%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              0.79%              25.47%
    Highest contract charges                  1.00%              2.64%               4.29%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2006  Lowest contract charges                  547,866       $1.102881          $604,233
    Highest contract charges                      2,931        1.077824             3,159
    Remaining contract charges                   70,756              --            76,958
 2005  Lowest contract charges                  535,185        1.077947           576,901
    Highest contract charges                        783        1.058738               829
    Remaining contract charges                   70,207              --            74,880
 2004  Lowest contract charges                  683,975        1.079155           738,114
    Highest contract charges                      1,498        1.069109             1,602
    Remaining contract charges                   26,410              --            28,387
 2003  Lowest contract charges                  691,324        1.074837           743,061
    Highest contract charges                     15,587        1.068567            16,656
    Remaining contract charges                   27,096              --            29,051
 2002  Lowest contract charges                  775,536        1.069762           829,639
    Highest contract charges                     12,468        1.068674            13,325
    Remaining contract charges                       --              --                --
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges                  104,647        1.333769           139,575
    Highest contract charges                      3,452        1.318772             4,553
    Remaining contract charges                   84,589              --           111,866
 2005  Lowest contract charges                  104,208        1.113029           115,986
    Highest contract charges                      3,457        1.102708             3,812
    Remaining contract charges                   81,660              --            90,255
 2004  Lowest contract charges                   13,289        1.046429            13,906
    Highest contract charges                     12,082        1.033088            12,482
    Remaining contract charges                   87,064              --            90,599
 2003  Lowest contract charges                   12,553        0.960952            12,063
    Highest contract charges                      3,467        0.955846             3,314
    Remaining contract charges                   35,343              --            33,826
 2002  Lowest contract charges                    9,725        0.759629             7,387
    Highest contract charges                      3,473        0.757103             2,630
    Remaining contract charges                   28,363              --            21,491

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2006  Lowest contract charges                1.40%              3.23%               2.31%
    Highest contract charges                  1.86%              2.01%               1.80%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              2.50%               0.11%
    Highest contract charges                  0.94%                --                0.61%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              3.36%               0.40%
    Highest contract charges                  1.78%              0.86%               0.05%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              1.55%               0.47%
    Highest contract charges                  1.75%              2.82%               0.12%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.94%                --                6.98%
    Highest contract charges                  1.01%                --                6.87%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges                1.40%              0.87%              19.83%
    Highest contract charges                  1.60%              0.87%              19.59%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.39%              2.37%               6.37%
    Highest contract charges                  1.59%              2.01%               6.15%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.27%               8.90%
    Highest contract charges                  1.68%                --                8.52%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              0.74%              26.50%
    Highest contract charges                  1.60%              0.66%              26.25%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              0.89%              23.89%
    Highest contract charges                  1.60%              0.85%              24.04%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                  181,366       $1.618630          $293,564
    Highest contract charges                     26,119        1.581867            41,316
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  124,158        1.382540           171,652
    Highest contract charges                        611        1.357902               830
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    9,269        1.297525            12,026
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                    9,275        1.109648            10,292
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                    9,283        0.795107             7,381
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD EQUITY INCOME HLS FUND
 2006  Lowest contract charges                   17,507        1.415573            24,782
    Highest contract charges                     21,333        1.393396            29,726
    Remaining contract charges                      283              --               398
 2005  Lowest contract charges                   16,805        1.191368            20,022
    Highest contract charges                        701        1.178576               826
    Remaining contract charges                       --              --                --
HUNTINGTON VA INCOME EQUITY FUND
 2006  Lowest contract charges                  172,442        1.377826           237,595
    Highest contract charges                      5,262       14.359121            75,558
    Remaining contract charges                  132,822              --         1,485,875
 2005  Lowest contract charges                   15,565        1.240399            19,306
    Highest contract charges                      5,238       13.076432            68,489
    Remaining contract charges                   97,364              --         1,289,834
 2004  Lowest contract charges                    5,594       13.241853            74,085
    Highest contract charges                      3,918       13.019064            51,015
    Remaining contract charges                   74,294              --           974,760
 2003  Lowest contract charges                    2,206       11.850404            26,138
    Highest contract charges                      3,306       11.748526            38,845
    Remaining contract charges                   29,850              --           352,062
 2002  Lowest contract charges                       45       10.173480               460
    Highest contract charges                         95       10.163435               962
    Remaining contract charges                    1,638              --            16,650

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                1.40%              1.20%              17.08%
    Highest contract charges                  1.90%              2.10%              16.49%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.39%              1.33%               6.55%
    Highest contract charges                  0.93%                --                6.02%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.39%              0.23%              16.93%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              0.52%              39.56%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.93%                --               20.49%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD EQUITY INCOME HLS FUND
 2006  Lowest contract charges                1.40%              1.60%              18.82%
    Highest contract charges                  1.89%              6.07%              18.23%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.38%              2.91%               3.10%
    Highest contract charges                  0.94%                --                2.59%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA INCOME EQUITY FUND
 2006  Lowest contract charges                1.34%              1.60%              11.08%
    Highest contract charges                  2.50%              1.92%               9.81%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.32%              1.25%               3.40%
    Highest contract charges                  2.49%              1.71%               0.44%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.69%                --               11.74%
    Highest contract charges                  2.46%                --               10.85%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.68%              3.90%              16.43%
    Highest contract charges                  1.55%              4.65%              16.45%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.45%              6.46%               1.74%
    Highest contract charges                  0.58%              5.06%               1.63%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2006  Lowest contract charges                  397,917       $1.595687          $634,953
    Highest contract charges                      7,096       15.409957           109,346
    Remaining contract charges                  426,795              --         5,079,252
 2005  Lowest contract charges                   76,430        1.387277           106,030
    Highest contract charges                      6,302       13.552210            85,409
    Remaining contract charges                  224,152              --         3,063,959
 2004  Lowest contract charges                    8,898       13.641047           121,388
    Highest contract charges                      3,765       13.411543            50,491
    Remaining contract charges                   87,725              --         1,184,756
 2003  Lowest contract charges                    4,086       12.197239            49,836
    Highest contract charges                      3,304       12.092405            39,955
    Remaining contract charges                   33,099              --           401,765
 2002  Lowest contract charges                      245       10.222816             2,509
    Highest contract charges                        140       10.208413             1,432
    Remaining contract charges                    1,027              --            10,488
HUNTINGTON VA GROWTH FUND
 2006  Lowest contract charges                  134,031        0.905081           121,308
    Highest contract charges                      3,709       12.340854            45,773
    Remaining contract charges                  149,642              --           789,488
 2005  Lowest contract charges                   45,909        0.849930            39,020
    Highest contract charges                      3,679       11.742513            43,202
    Remaining contract charges                   60,173              --           715,534
 2004  Lowest contract charges                    4,549       12.158550            55,307
    Highest contract charges                      2,710       11.953918            32,393
    Remaining contract charges                   46,966              --           565,512
 2003  Lowest contract charges                    3,533       11.702990            41,343
    Highest contract charges                      1,783       11.602372            20,693
    Remaining contract charges                   19,790              --           230,463
 2002  Lowest contract charges                      236       10.266306             2,424
    Highest contract charges                         68       10.251839               693
    Remaining contract charges                       70              --               715

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2006  Lowest contract charges                1.35%              2.60%              15.02%
    Highest contract charges                  2.50%              3.32%              13.71%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              2.16%               4.20%
    Highest contract charges                  2.48%              3.20%               1.05%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.69%              0.05%              11.84%
    Highest contract charges                  2.46%                --               10.95%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.68%              5.71%              19.31%
    Highest contract charges                  1.55%              7.18%              16.38%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.45%              9.11%               2.23%
    Highest contract charges                  0.56%              6.21%               2.08%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA GROWTH FUND
 2006  Lowest contract charges                1.35%              0.09%               6.31%
    Highest contract charges                  2.50%              0.42%               5.10%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.47%                --                3.50%
    Highest contract charges                  2.49%              0.49%               1.77%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%              0.01%               3.89%
    Highest contract charges                  2.45%                --                3.07%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.68%              0.37%              13.99%
    Highest contract charges                  1.56%              0.47%              13.21%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.45%              0.30%               2.66%
    Highest contract charges                  0.54%              0.18%               2.52%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
 2006  Lowest contract charges                  301,645       $1.660206          $500,791
    Highest contract charges                      2,796       16.786040            46,928
    Remaining contract charges                  314,083              --         3,245,167
 2005  Lowest contract charges                   54,155        1.569226            84,982
    Highest contract charges                      2,287       16.049710            36,703
    Remaining contract charges                  141,793              --         1,967,504
 2004  Lowest contract charges                    6,408       14.854866            95,191
    Highest contract charges                        922       14.604930            13,462
    Remaining contract charges                   45,358              --           667,308
 2003  Lowest contract charges                    2,791       12.923624            36,072
    Highest contract charges                        862       12.812513            11,049
    Remaining contract charges                   21,331              --           274,309
 2002  Lowest contract charges                      243       10.140318             2,462
    Highest contract charges                        121       10.126027             1,224
    Remaining contract charges                    1,155              --            11,703
HUNTINGTON VA NEW ECONOMY FUND
 2006  Lowest contract charges                  370,392        1.716058           635,614
    Highest contract charges                      2,267       17.627960            39,958
    Remaining contract charges                  218,784              --         2,240,094
 2005  Lowest contract charges                   57,877        1.577247            91,287
    Highest contract charges                      2,334       16.389399            38,247
    Remaining contract charges                   95,435              --         1,444,062
 2004  Lowest contract charges                    3,932       15.093436            59,356
    Highest contract charges                      1,750       14.839470            25,963
    Remaining contract charges                   36,504              --           545,245
 2003  Lowest contract charges                    1,004       12.927692            12,985
    Highest contract charges                      1,438       12.816543            18,436
    Remaining contract charges                   11,942              --           153,586
 2002  Lowest contract charges                       46        9.990391               456
    Highest contract charges                        107        9.980527             1,064
    Remaining contract charges                       27              --               269

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
 2006  Lowest contract charges                1.35%              0.31%               5.80%
    Highest contract charges                  2.50%              0.37%               4.59%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.07%              14.24%
    Highest contract charges                  2.48%              0.11%               9.89%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.69%              0.02%              14.94%
    Highest contract charges                  2.46%              0.01%              14.03%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.68%              0.18%              27.45%
    Highest contract charges                  1.55%              0.27%              26.82%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.45%                --                1.40%
    Highest contract charges                  0.57%                --                1.26%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA NEW ECONOMY FUND
 2006  Lowest contract charges                1.35%              0.08%               8.80%
    Highest contract charges                  2.50%              0.12%               7.56%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.26%                --               15.94%
    Highest contract charges                  2.49%                --               10.45%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.69%                --               16.75%
    Highest contract charges                  2.44%                --               15.82%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.67%                --               29.35%
    Highest contract charges                  1.56%                --               23.60%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.45%                --                0.10%
    Highest contract charges                  0.58%                --                0.20%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA ROTATING MARKETS FUND
 2006  Lowest contract charges                   84,660       $1.509664          $127,806
    Highest contract charges                      2,094       17.034600            35,678
    Remaining contract charges                  128,819              --         1,223,580
 2005  Lowest contract charges                    5,423        1.279296             6,938
    Highest contract charges                      1,626       14.602090            23,750
    Remaining contract charges                   68,598              --         1,014,739
 2004  Lowest contract charges                    4,823       13.886007            66,966
    Highest contract charges                        970       13.652372            13,237
    Remaining contract charges                   61,173              --           841,991
 2003  Lowest contract charges                    2,907       12.652208            36,780
    Highest contract charges                      1,310       12.543441            16,435
    Remaining contract charges                   16,970              --           213,650
 2002  Lowest contract charges                      235       10.348845             2,432
    Highest contract charges                        102       10.334263             1,059
    Remaining contract charges                      866              --             8,950
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2006  Lowest contract charges                   37,900       14.430333           546,914
    Highest contract charges                     82,936        1.553815           128,868
    Remaining contract charges                  229,665              --           465,207
 2005  Lowest contract charges                      685       11.630368             7,971
    Highest contract charges                     15,596        1.263000            19,697
    Remaining contract charges                    5,367              --            21,530
HUNTINGTON VA MACRO 100 FUND
 2006  Lowest contract charges                  267,069        1.155831           308,687
    Highest contract charges                     17,754        1.122950            19,937
    Remaining contract charges                  505,524              --           574,916
 2005  Lowest contract charges                   37,620        1.092207            41,089
    Highest contract charges                      8,916        1.073412             9,570
    Remaining contract charges                  222,121              --           240,013
 2004  Lowest contract charges                   13,580        1.050977            14,273
    Highest contract charges                     49,494        1.048339            51,886
    Remaining contract charges                   21,023              --            22,056
HUNTINGTON VA MORTGAGE SECURITIES FUND
 2006  Lowest contract charges                   27,961       10.454920           292,340
    Highest contract charges                     46,821        1.065020            49,865
    Remaining contract charges                  220,785              --           311,976
 2005  Lowest contract charges                    1,548       10.007438            15,493
    Highest contract charges                      7,302        1.030448             7,525
    Remaining contract charges                    5,651              --             5,852

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA ROTATING MARKETS FUND
 2006  Lowest contract charges                1.34%              0.56%              18.01%
    Highest contract charges                  2.50%              0.58%              16.66%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.22%                --               13.36%
    Highest contract charges                  2.48%              0.64%               6.96%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.69%              0.48%               9.75%
    Highest contract charges                  2.44%              0.16%               8.88%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.68%                --               22.26%
    Highest contract charges                  1.55%                --               21.04%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.45%                --                3.49%
    Highest contract charges                  0.57%                --                3.34%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2006  Lowest contract charges                1.34%              2.48%              24.08%
    Highest contract charges                  2.19%              1.80%              23.03%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.22%             14.70%              15.18%
    Highest contract charges                  2.15%              1.08%              14.71%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA MACRO 100 FUND
 2006  Lowest contract charges                1.35%              0.07%               5.83%
    Highest contract charges                  2.50%              0.13%               4.62%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.31%              0.16%              14.04%
    Highest contract charges                  2.45%              0.19%               2.55%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.83%                --                5.10%
    Highest contract charges                  1.06%                --                4.83%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA MORTGAGE SECURITIES FUND
 2006  Lowest contract charges                1.35%              0.26%               4.47%
    Highest contract charges                  2.18%                --                3.59%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.08%                --                0.27%
    Highest contract charges                  2.02%                --                0.61%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA SITUS SMALL CAP FUND
 2006  Lowest contract charges                  426,891       $1.348911          $575,837
    Highest contract charges                      7,995        1.310568            10,478
    Remaining contract charges                1,898,640              --         2,521,605
 2005  Lowest contract charges                   40,251        1.304158            52,493
    Highest contract charges                      2,500        1.281741             3,204
    Remaining contract charges                  778,086              --         1,003,374
 2004  Lowest contract charges                    3,979        1.124039             4,472
    Highest contract charges                     11,840        1.123192            13,299
    Remaining contract charges                       --              --                --
MFS CAPITAL OPPORTUNITIES SERIES
 2006  Lowest contract charges                      232       10.390804             2,404
    Highest contract charges                      2,005        6.768617            13,569
    Remaining contract charges                1,670,080              --        14,329,489
 2005  Lowest contract charges                      232        9.217904             2,138
    Highest contract charges                      3,157        6.098386            19,251
    Remaining contract charges                1,958,914              --        15,047,096
 2004  Lowest contract charges                      230        9.151640             2,130
    Highest contract charges                      3,043        6.149111            18,712
    Remaining contract charges                2,218,608              --        17,092,503
 2003  Lowest contract charges                      233        8.215084             1,918
    Highest contract charges                     10,532        7.414145            78,088
    Remaining contract charges                2,190,633              --        15,579,712
 2002  Lowest contract charges                      234        6.510383             1,527
    Highest contract charges                      3,485        5.958392            20,767
    Remaining contract charges                1,746,261              --        10,235,971
MFS EMERGING GROWTH SERIES
 2006  Lowest contract charges                   98,320        8.678651           853,284
    Highest contract charges                      5,111        5.433347            27,768
    Remaining contract charges                2,290,946              --        17,105,942
 2005  Lowest contract charges                   77,507        8.153094           631,920
    Highest contract charges                      3,879        5.165968            20,039
    Remaining contract charges                2,416,051              --        17,405,243
 2004  Lowest contract charges                   62,174        7.568372           470,548
    Highest contract charges                     11,808        4.855786            57,337
    Remaining contract charges                2,481,207              --        16,809,258
 2003  Lowest contract charges                   28,019        6.791141           190,278
    Highest contract charges                      1,509        4.367772             6,589
    Remaining contract charges                2,334,638              --        14,688,617
 2002  Lowest contract charges                  992,785        5.237359         5,199,570
    Highest contract charges                      1,046        3.435336             3,594
    Remaining contract charges                  991,707              --         5,029,013

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA SITUS SMALL CAP FUND
 2006  Lowest contract charges                1.34%              0.12%               3.43%
    Highest contract charges                  2.50%              0.09%               2.25%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.26%                --               20.04%
    Highest contract charges                  2.45%              0.01%              14.29%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.01%                --               12.40%
    Highest contract charges                  1.07%                --               12.32%
    Remaining contract charges                  --                 --                  --
MFS CAPITAL OPPORTUNITIES SERIES
 2006  Lowest contract charges                0.98%              0.44%              12.72%
    Highest contract charges                  2.50%              0.51%              10.99%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.98%              0.74%               0.72%
    Highest contract charges                  2.49%              0.74%               0.83%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.36%              11.40%
    Highest contract charges                  2.46%              0.40%               9.69%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.99%              0.23%              26.18%
    Highest contract charges                  2.33%              0.19%              24.43%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.97%              0.08%              30.36%
    Highest contract charges                  0.95%                --                4.10%
    Remaining contract charges                  --                 --                  --
MFS EMERGING GROWTH SERIES
 2006  Lowest contract charges                1.35%                --                6.45%
    Highest contract charges                  2.55%                --                5.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%                --                7.73%
    Highest contract charges                  2.52%                --                6.44%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.35%                --               11.45%
    Highest contract charges                  2.46%                --               10.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.90%                --               19.89%
    Highest contract charges                  2.39%                --               27.14%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.41%                --               34.68%
    Highest contract charges                  0.84%                --                5.22%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
 2006  Lowest contract charges                   34,570      $16.420004          $567,659
    Highest contract charges                      4,954       13.415376            66,463
    Remaining contract charges                  687,118              --        10,099,529
 2005  Lowest contract charges                   18,887       13.377978           252,672
    Highest contract charges                      4,223       11.056369            46,694
    Remaining contract charges                  650,175              --         7,844,416
 2004  Lowest contract charges                    7,781       12.593096            97,993
    Highest contract charges                      1,477       10.528057            15,547
    Remaining contract charges                  734,952              --         8,440,222
 2003  Lowest contract charges                    3,165       10.791504            34,155
    Highest contract charges                      1,424       10.046478            14,304
    Remaining contract charges                  377,586              --         3,774,010
 2002  Lowest contract charges                   78,489        8.199128           643,542
    Highest contract charges                        424        8.045196             3,414
    Remaining contract charges                  116,596              --           940,087
MFS HIGH INCOME SERIES
 2006  Lowest contract charges                      507       13.404996             6,793
    Highest contract charges                        349       12.303290             4,295
    Remaining contract charges                6,477,357              --        82,012,390
 2005  Lowest contract charges                    1,790       12.450166            22,292
    Highest contract charges                        349       11.434854             3,993
    Remaining contract charges                6,857,178              --        79,955,561
 2004  Lowest contract charges                    3,098       12.303541            38,111
    Highest contract charges                     30,723       11.488203           352,956
    Remaining contract charges                6,233,648              --        72,407,930
 2003  Lowest contract charges                    1,791       11.379739            20,381
    Highest contract charges                     38,364       10.647511           408,484
    Remaining contract charges                4,842,418              --        52,484,124
 2002  Lowest contract charges                    1,675        9.739361            16,310
    Highest contract charges                      4,821        9.241069            44,548
    Remaining contract charges                1,313,786              --        12,298,894

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS GLOBAL EQUITY SERIES
 2006  Lowest contract charges                1.35%              0.51%              22.74%
    Highest contract charges                  2.50%              0.49%              21.34%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.22%               6.23%
    Highest contract charges                  2.48%              0.28%               5.02%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.34%              0.26%              16.70%
    Highest contract charges                  2.46%                --               15.36%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.90%                --               23.42%
    Highest contract charges                  2.34%              0.07%              24.88%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              0.49%              13.12%
    Highest contract charges                  0.97%              0.64%               1.60%
    Remaining contract charges                  --                 --                  --
MFS HIGH INCOME SERIES
 2006  Lowest contract charges                0.85%                --                9.44%
    Highest contract charges                  2.55%              7.79%               7.60%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              9.04%               1.19%
    Highest contract charges                  2.45%                --                0.42%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              4.96%               8.12%
    Highest contract charges                  2.47%              2.81%               6.46%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              3.96%              16.84%
    Highest contract charges                  2.34%              2.93%              15.22%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.94%                --                1.59%
    Highest contract charges                  0.98%                --                4.10%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
 2006  Lowest contract charges                       54       $8.992777              $492
    Highest contract charges                        799        6.449766             5,150
    Remaining contract charges                3,406,699              --        26,100,112
 2005  Lowest contract charges                       55        8.451965               468
    Highest contract charges                     28,943        6.156607           178,189
    Remaining contract charges                4,015,498              --        28,897,793
 2004  Lowest contract charges                       57        8.178342               459
    Highest contract charges                     19,597        6.041268           118,388
    Remaining contract charges                4,563,595              --        32,178,546
 2003  Lowest contract charges                       57        7.573204               433
    Highest contract charges                     20,361        7.007495           142,679
    Remaining contract charges                4,166,965              --        27,761,019
 2002  Lowest contract charges                       58        6.223959               362
    Highest contract charges                      4,500        5.831401            26,242
    Remaining contract charges                2,203,553              --        12,696,198
MFS INVESTORS TRUST SERIES
 2006  Lowest contract charges                1,872,392       11.127182        20,834,429
    Highest contract charges                        221        9.403315             2,080
    Remaining contract charges               13,321,398              --       126,960,587
 2005  Lowest contract charges                1,019,422        9.981433        10,175,294
    Highest contract charges                    114,688        8.545435           980,060
    Remaining contract charges               11,000,648              --        94,594,486
 2004  Lowest contract charges                  446,808        9.427597         4,212,333
    Highest contract charges                     31,576        8.164604           257,806
    Remaining contract charges                7,691,741              --        62,913,124
 2003  Lowest contract charges                   46,911        8.581266           402,557
    Highest contract charges                     31,845        7.418037           236,228
    Remaining contract charges                3,896,405              --        29,280,938
 2002  Lowest contract charges                  920,811        6.336303         5,834,537
    Highest contract charges                      3,674        6.217311            22,843
    Remaining contract charges                1,026,028              --         6,428,927

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
 2006  Lowest contract charges                0.99%                --                6.40%
    Highest contract charges                  2.54%                --                4.87%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.00%              0.35%               3.35%
    Highest contract charges                  2.49%              0.31%               1.91%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.99%                --                7.99%
    Highest contract charges                  2.47%                --                6.49%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.01%                --               21.68%
    Highest contract charges                  2.33%                --               20.17%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.01%                --               28.33%
    Highest contract charges                  0.95%                --                6.03%
    Remaining contract charges                  --                 --                  --
MFS INVESTORS TRUST SERIES
 2006  Lowest contract charges                1.35%              0.43%              11.48%
    Highest contract charges                  2.55%              0.60%              10.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.47%               5.88%
    Highest contract charges                  2.48%              0.36%               4.66%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.34%              0.37%               9.86%
    Highest contract charges                  2.46%              0.25%               8.61%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.88%                --               17.00%
    Highest contract charges                  2.31%              0.23%              19.31%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              0.57%              22.06%
    Highest contract charges                  0.97%                --                3.98%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES
 2006  Lowest contract charges                      886       $6.195864            $5,496
    Highest contract charges                      1,293        6.204074             8,022
    Remaining contract charges                6,816,701              --        41,543,314
 2005  Lowest contract charges                      277        6.172433             1,709
    Highest contract charges                    118,933        6.212611           738,885
    Remaining contract charges                7,286,345              --        44,086,442
 2004  Lowest contract charges                      743        6.043547             4,493
    Highest contract charges                     24,295        6.177888           150,090
    Remaining contract charges                7,201,116              --        43,055,062
 2003  Lowest contract charges                      464        5.325653             2,473
    Highest contract charges                     43,195        5.121071           221,207
    Remaining contract charges                5,448,295              --        28,870,143
 2002  Lowest contract charges                      466        3.923564             1,827
    Highest contract charges                     13,762        3.825956            52,653
    Remaining contract charges                1,802,027              --         7,029,994
MFS NEW DISCOVERY SERIES
 2006  Lowest contract charges                      184       15.374161             2,840
    Highest contract charges                        544        8.745989             4,758
    Remaining contract charges                8,454,991              --        96,607,693
 2005  Lowest contract charges                    3,567       13.920832            49,658
    Highest contract charges                        136        7.924706             1,077
    Remaining contract charges                6,826,612              --        69,770,928
 2004  Lowest contract charges                    3,564       13.353210            47,633
    Highest contract charges                     36,507        7.727987           282,123
    Remaining contract charges                4,251,036              --        42,642,471
 2003  Lowest contract charges                    3,672       12.655700            46,468
    Highest contract charges                      1,879        7.438770            13,977
    Remaining contract charges                2,283,719              --        22,981,090
 2002  Lowest contract charges                    7,134        9.554772            68,167
    Highest contract charges                      4,780        8.583722            41,032
    Remaining contract charges                  907,240              --         7,512,056

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS MID CAP GROWTH SERIES
 2006  Lowest contract charges                1.13%                --                1.37%
    Highest contract charges                  2.54%                --               (0.04)%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.98%                --                2.13%
    Highest contract charges                  2.47%                --                0.56%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%                --               13.48%
    Highest contract charges                  2.47%                --               11.73%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%                --               35.74%
    Highest contract charges                  2.33%                --               33.85%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.93%                --               43.74%
    Highest contract charges                  0.92%                --                3.55%
    Remaining contract charges                  --                 --                  --
MFS NEW DISCOVERY SERIES
 2006  Lowest contract charges                0.87%                --               12.26%
    Highest contract charges                  2.55%                --               10.36%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%                --                4.25%
    Highest contract charges                  2.54%                --                2.60%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%                --                5.51%
    Highest contract charges                  2.48%                --                3.89%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.96%                --               32.45%
    Highest contract charges                  2.39%                --               30.55%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.95%                --               32.28%
    Highest contract charges                  0.92%                --                3.93%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges                    9,242      $15.666027          $144,750
    Highest contract charges                      2,532       13.736415            34,777
    Remaining contract charges               33,818,630              --       469,905,418
 2005  Lowest contract charges                    1,925       14.120252            27,181
    Highest contract charges                    296,300       12.605897         3,735,130
    Remaining contract charges               27,862,055              --       350,520,528
 2004  Lowest contract charges                   13,307       14.092027           187,554
    Highest contract charges                     96,608       12.570577         1,214,418
    Remaining contract charges               20,952,129              --       261,180,901
 2003  Lowest contract charges                   10,037       12.779699           128,265
    Highest contract charges                      6,924       10.861973            75,212
    Remaining contract charges               13,431,756              --       153,518,378
 2002  Lowest contract charges                    8,140       11.091266            90,278
    Highest contract charges                     10,094       10.066383           101,614
    Remaining contract charges                5,052,427              --        51,024,522
MFS VALUE SERIES
 2006  Lowest contract charges                    1,146       17.614057            20,192
    Highest contract charges                        468       16.717946             7,818
    Remaining contract charges                2,959,469              --        50,725,511
 2005  Lowest contract charges                      230       14.700660             3,380
    Highest contract charges                     70,042       14.206107           995,022
    Remaining contract charges                1,526,354              --        22,051,129
 2004  Lowest contract charges                      150       14.004824             2,083
    Highest contract charges                     23,394       13.656146           319,470
    Remaining contract charges                  965,392              --        13,312,711
 2003  Lowest contract charges                   13,955       12.242356           170,842
    Highest contract charges                     20,623       12.160581           250,788
    Remaining contract charges                  285,982              --         3,488,945
MFS RESEARCH BOND SERIES
 2006  Lowest contract charges                    2,071       10.344135            21,411
    Highest contract charges                        372       10.084786             3,747
    Remaining contract charges                1,086,634              --        11,104,207
 2005  Lowest contract charges                    1,142       10.056830            11,486
    Highest contract charges                        372        9.942911             3,698
    Remaining contract charges                  256,785              --         2,568,470
MFS RESEARCH INTERNATIONAL SERIES
 2006  Lowest contract charges                   57,081       14.847352           847,466
    Highest contract charges                      7,176       14.564440           104,514
    Remaining contract charges                  435,505              --         6,404,209
 2005  Lowest contract charges                    3,179       11.985466            38,100
    Highest contract charges                      1,814       11.893036            21,579
    Remaining contract charges                   66,857              --           797,595

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges                0.84%              1.63%              10.95%
    Highest contract charges                  2.54%              0.57%               9.08%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --                3.75%
    Highest contract charges                  2.48%              1.43%               0.28%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              1.63%              10.27%
    Highest contract charges                  2.48%              1.17%               8.57%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              1.67%              15.22%
    Highest contract charges                  2.38%              0.86%              13.57%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.94%              0.21%               6.07%
    Highest contract charges                  0.96%                --                0.07%
    Remaining contract charges                  --                 --                  --
MFS VALUE SERIES
 2006  Lowest contract charges                0.85%              1.00%              19.82%
    Highest contract charges                  2.57%                --               17.80%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.85%                --                6.68%
    Highest contract charges                  2.48%              0.62%               4.03%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.93%                --               14.09%
    Highest contract charges                  2.46%              0.06%              12.34%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.89%                --               22.42%
    Highest contract charges                  1.57%                --               21.61%
    Remaining contract charges                  --                 --                  --
MFS RESEARCH BOND SERIES
 2006  Lowest contract charges                1.15%              4.16%               2.86%
    Highest contract charges                  2.55%              4.18%               1.43%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.04%                --                0.71%
    Highest contract charges                  2.47%                --                0.22%
    Remaining contract charges                  --                 --                  --
MFS RESEARCH INTERNATIONAL SERIES
 2006  Lowest contract charges                1.35%              2.08%              23.88%
    Highest contract charges                  2.50%              1.44%              22.46%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.31%              3.07%              19.63%
    Highest contract charges                  2.41%              4.40%              18.72%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS RESEARCH SERIES
 2006  Lowest contract charges                    1,347      $11.678964           $15,712
    Highest contract charges                      3,642       11.330079            41,259
    Remaining contract charges                  125,414              --         1,438,798
 2005  Lowest contract charges                    4,416       10.617084            46,890
    Highest contract charges                      2,363       10.515260            24,850
    Remaining contract charges                   69,469              --           734,015
BLACKROCK GLOBAL GROWTH V.I. FUND
 2006  Lowest contract charges                      936       14.616321            13,674
    Highest contract charges                     15,055       14.337316           215,848
    Remaining contract charges                    1,064              --            15,288
 2005  Lowest contract charges                    1,025        9.430327             9,663
    Highest contract charges                     15,823       11.994124           189,785
    Remaining contract charges                    1,064              --            12,783
 2004  Lowest contract charges                    1,025        8.340096             8,553
    Highest contract charges                     15,121       10.639336           160,881
    Remaining contract charges                    8,145              --            86,783
 2003  Lowest contract charges                    1,026        7.365984             7,559
    Highest contract charges                     14,907        9.424894           140,500
    Remaining contract charges                    8,145              --            76,839
 2002  Lowest contract charges                    1,027        5.612482             5,765
    Highest contract charges                      1,064        7.205775             7,665
    Remaining contract charges                       --              --                --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2006  Lowest contract charges                    2,283       10.024557            22,882
    Highest contract charges                     26,968       11.920245           321,464
    Remaining contract charges                   53,939              --           603,388
 2005  Lowest contract charges                    2,283        9.482120            21,644
    Highest contract charges                     52,952       11.348752           600,939
    Remaining contract charges                   73,889              --           800,988
 2004  Lowest contract charges                    3,886       10.588346            41,143
    Highest contract charges                     52,646       10.469597           551,177
    Remaining contract charges                   70,796              --           704,529
 2003  Lowest contract charges                    3,245       10.039523            32,577
    Highest contract charges                     48,309        9.966707           481,479
    Remaining contract charges                   63,912              --           600,366
 2002  Lowest contract charges                    7,901        6.133161            48,458
    Highest contract charges                      4,949        7.549633            37,363
    Remaining contract charges                    3,872              --            29,241
U.S. MID CAP VALUE
 2006  Lowest contract charges                       59       11.473975               679
    Highest contract charges                        776       11.444937             8,880
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS RESEARCH SERIES
 2006  Lowest contract charges                0.85%                --                9.54%
    Highest contract charges                  2.50%              0.52%               7.75%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.33%                --               12.08%
    Highest contract charges                  2.44%                --               11.23%
    Remaining contract charges                  --                 --                  --
BLACKROCK GLOBAL GROWTH V.I. FUND
 2006  Lowest contract charges                1.63%              1.58%              20.02%
    Highest contract charges                  2.05%              0.96%              19.54%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.74%              1.25%              13.07%
    Highest contract charges                  2.04%              1.25%              12.73%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.75%              1.66%              13.22%
    Highest contract charges                  2.05%              1.66%              12.89%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.75%              1.09%              31.24%
    Highest contract charges                  2.02%              2.05%              30.85%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.60%              1.24%              28.99%
    Highest contract charges                  1.62%              0.58%              27.94%
    Remaining contract charges                  --                 --                  --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2006  Lowest contract charges                1.40%              0.29%               5.72%
    Highest contract charges                  2.06%              0.19%               5.04%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.38%              0.35%               9.10%
    Highest contract charges                  2.04%              0.19%               8.40%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.65%              0.28%               5.47%
    Highest contract charges                  2.05%              0.25%               5.05%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.64%              0.77%              32.54%
    Highest contract charges                  2.04%              0.95%              32.02%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.54%                --               24.72%
    Highest contract charges                  1.62%                --               24.50%
    Remaining contract charges                  --                 --                  --
U.S. MID CAP VALUE
 2006  Lowest contract charges                0.62%                --               15.97%
    Highest contract charges                  1.10%                --               15.75%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES
 2006  Lowest contract charges                    2,101       $4.615129            $9,694
    Highest contract charges                      1,421        4.579776             6,510
    Remaining contract charges                       --              --                --
DEVELOPING GROWTH
 2006  Lowest contract charges                      688        9.473026             6,516
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FLEXIBLE INCOME
 2006  Lowest contract charges                    1,300       11.640579            15,128
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
COLUMBIA ASSET ALLOCATION FUND VS
 2006  Lowest contract charges                2,135,920        1.099916         2,349,334
    Highest contract charges                     25,402        1.058605            26,890
    Remaining contract charges                5,703,136              --         6,140,353
COLUMBIA SMALL COMPANY GROWTH FUND VS
 2006  Lowest contract charges                3,103,781        1.214678         3,770,094
    Highest contract charges                    443,797        1.169031           518,812
    Remaining contract charges               14,695,394              --        17,454,730
COLUMBIA LARGE CAP VALUE FUND VS
 2006  Lowest contract charges                   28,571        1.306154            37,318
    Highest contract charges                  1,052,999        1.252160         1,318,524
    Remaining contract charges               29,680,267              --        37,891,420
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2006  Lowest contract charges                3,491,387        1.797836         6,276,941
    Highest contract charges                    993,268        1.730327         1,718,678
    Remaining contract charges               18,389,737              --        32,312,468
 2005  Lowest contract charges                4,149,631        1.484030         6,158,177
    Highest contract charges                  1,049,724        1.439763         1,511,354
    Remaining contract charges               21,703,017              --        31,608,105
 2004  Lowest contract charges                3,457,927        1.262880         4,366,946
    Highest contract charges                    854,670        1.235040         1,055,552
    Remaining contract charges               19,955,338              --        24,837,751
 2003  Lowest contract charges                1,602,744        1.101687         1,765,723
    Highest contract charges                    555,440        1.086053           603,237
    Remaining contract charges               11,702,492              --        12,769,749
 2002  Lowest contract charges                  627,301        0.798974           501,197
    Highest contract charges                    474,659        0.793159           376,480
    Remaining contract charges                2,106,762              --         1,673,850

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
CAPITAL OPPORTUNITIES
 2006  Lowest contract charges                1.35%                --               13.36%
    Highest contract charges                  1.69%                --               13.21%
    Remaining contract charges                  --                 --                  --
DEVELOPING GROWTH
 2006  Lowest contract charges                1.36%                --               15.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FLEXIBLE INCOME
 2006  Lowest contract charges                1.62%              5.29%               3.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
COLUMBIA ASSET ALLOCATION FUND VS
 2006  Lowest contract charges                1.16%              2.08%               4.87%
    Highest contract charges                  1.70%              2.54%               4.31%
    Remaining contract charges                  --                 --                  --
COLUMBIA SMALL COMPANY GROWTH FUND VS
 2006  Lowest contract charges                1.16%                --               (5.42)%
    Highest contract charges                  1.70%                --               (5.93)%
    Remaining contract charges                  --                 --                  --
COLUMBIA LARGE CAP VALUE FUND VS
 2006  Lowest contract charges                1.73%              5.29%              16.60%
    Highest contract charges                  1.70%              1.37%               6.86%
    Remaining contract charges                  --                 --                  --
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2006  Lowest contract charges                1.70%              0.28%              21.15%
    Highest contract charges                  2.50%              0.29%              20.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.69%              0.09%              17.51%
    Highest contract charges                  2.49%              0.10%              16.58%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.69%              0.43%              14.63%
    Highest contract charges                  2.48%              0.56%              13.72%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.69%              0.02%              37.89%
    Highest contract charges                  2.39%              0.02%              36.93%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.68%              0.09%               8.91%
    Highest contract charges                  0.89%              0.20%               4.62%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND VS
 2006  Lowest contract charges                4,010,585       $1.573202        $6,309,462
    Highest contract charges                    545,774        1.514137           826,376
    Remaining contract charges               14,106,120              --        21,700,575
 2005  Lowest contract charges                4,503,330        1.438402         6,477,599
    Highest contract charges                    477,309        1.395509           666,089
    Remaining contract charges               16,754,788              --        23,665,261
 2004  Lowest contract charges                5,147,879        1.432207         7,372,828
    Highest contract charges                    350,579        1.400647           491,038
    Remaining contract charges               17,707,468              --        25,007,663
 2003  Lowest contract charges                4,603,496        1.307637         6,019,702
    Highest contract charges                    130,441        1.289080           168,149
    Remaining contract charges               12,315,796              --        15,954,250
 2002  Lowest contract charges                3,016,288        1.013719         3,057,668
    Highest contract charges                     67,340        1.006346            67,767
    Remaining contract charges                3,063,424              --         3,088,859
COLUMBIA MARSICO FOCUSED EQUITIES FUND
 VS
 2006  Lowest contract charges                5,334,158        1.253960         6,688,822
    Highest contract charges                    408,968        1.206847           493,562
    Remaining contract charges               18,913,557              --        23,199,182
 2005  Lowest contract charges                6,477,361        1.178027         7,630,506
    Highest contract charges                    419,957        1.142878           479,959
    Remaining contract charges               22,278,564              --        25,776,431
 2004  Lowest contract charges                6,613,404        1.086242         7,183,756
    Highest contract charges                    373,554        1.062295           396,824
    Remaining contract charges               22,415,920              --        24,015,948
 2003  Lowest contract charges                5,613,869        0.992283         5,570,547
    Highest contract charges                    545,976        0.978202           534,075
    Remaining contract charges               16,934,011              --        16,647,023
 2002  Lowest contract charges                4,379,461        0.758289         3,320,897
    Highest contract charges                    188,003        0.752774           141,524
    Remaining contract charges                4,734,146              --         3,570,545

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA HIGH YIELD FUND VS
 2006  Lowest contract charges                1.70%              2.50%               9.37%
    Highest contract charges                  2.50%              2.68%               8.50%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%              0.16%               0.43%
    Highest contract charges                  2.49%              0.18%               0.37%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%              6.57%               9.53%
    Highest contract charges                  2.47%             12.71%               8.66%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.69%              7.56%              28.99%
    Highest contract charges                  2.39%              7.62%              28.10%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.69%             10.63%               0.46%
    Highest contract charges                  0.95%             24.81%               6.32%
    Remaining contract charges                  --                 --                  --
COLUMBIA MARSICO FOCUSED EQUITIES FUND
 VS
 2006  Lowest contract charges                1.70%                --                6.45%
    Highest contract charges                  2.50%                --                5.60%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.69%                --                8.45%
    Highest contract charges                  2.49%                --                7.59%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%                --                9.47%
    Highest contract charges                  2.48%                --                8.60%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.69%                --               30.86%
    Highest contract charges                  2.38%                --               29.95%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.69%                --               16.50%
    Highest contract charges                  0.97%                --                6.66%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND VS
 2006  Lowest contract charges                3,807,635       $1.157582        $4,407,652
    Highest contract charges                    840,103        1.114060           935,925
    Remaining contract charges               19,282,089              --        21,821,779
 2005  Lowest contract charges                4,255,572        1.109812         4,722,885
    Highest contract charges                    833,330        1.076669           897,221
    Remaining contract charges               22,445,598              --        24,457,423
 2004  Lowest contract charges                4,462,849        1.050589         4,688,621
    Highest contract charges                    408,188        1.027402           419,373
    Remaining contract charges               21,313,110              --        22,074,902
 2003  Lowest contract charges                2,992,263        0.945372         2,828,801
    Highest contract charges                    438,428        0.931930           408,584
    Remaining contract charges                9,225,261              --         8,640,642
 2002  Lowest contract charges                2,991,864        0.736355         2,203,074
    Highest contract charges                    223,715        0.730984           163,532
    Remaining contract charges                3,019,768              --         2,212,293
COLUMBIA MARSICO 21ST CENTURY FUND VS
 2006  Lowest contract charges                1,096,576        1.733100         1,900,474
    Highest contract charges                    223,075        1.668003           372,090
    Remaining contract charges                3,593,601              --         6,093,317
 2005  Lowest contract charges                1,184,692        1.472145         1,744,039
    Highest contract charges                    217,214        1.428223           310,230
    Remaining contract charges                3,667,521              --         5,301,096
 2004  Lowest contract charges                1,203,123        1.387941         1,669,862
    Highest contract charges                     89,641        1.357351           121,675
    Remaining contract charges                2,540,812              --         3,476,569
 2003  Lowest contract charges                  839,001        1.153813           968,050
    Highest contract charges                    192,940        1.137441           219,458
    Remaining contract charges                1,228,319              --         1,405,518
 2002  Lowest contract charges                1,059,329        0.788365           835,138
    Highest contract charges                     18,189        0.783119            14,244
    Remaining contract charges                  823,217              --           646,134

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND VS
 2006  Lowest contract charges                1.70%                --                4.30%
    Highest contract charges                  2.50%                --                3.47%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%                --                5.64%
    Highest contract charges                  2.48%                --                4.80%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%                --               11.13%
    Highest contract charges                  2.48%                --               10.25%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.70%                --               28.39%
    Highest contract charges                  2.40%                --               27.49%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.70%                --               17.55%
    Highest contract charges                  0.87%                --                5.68%
    Remaining contract charges                  --                 --                  --
COLUMBIA MARSICO 21ST CENTURY FUND VS
 2006  Lowest contract charges                1.70%              0.18%              17.73%
    Highest contract charges                  2.50%              0.18%              16.79%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%                --                6.07%
    Highest contract charges                  2.48%                --                5.22%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%                --               20.29%
    Highest contract charges                  2.43%                --               19.33%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.70%                --               46.36%
    Highest contract charges                  2.38%                --               45.34%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.69%                --                9.75%
    Highest contract charges                  0.93%                --                2.14%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH FUND VS
 2006  Lowest contract charges                5,996,410       $0.910638        $5,460,558
    Highest contract charges                  1,594,421        0.876416         1,397,376
    Remaining contract charges               30,680,599              --        27,311,443
 2005  Lowest contract charges                6,959,737        0.787041         5,477,598
    Highest contract charges                  1,679,899        0.763540         1,282,670
    Remaining contract charges               36,877,154              --        28,485,292
 2004  Lowest contract charges                7,035,039        0.761027         5,353,852
    Highest contract charges                  1,196,727        0.744232           890,643
    Remaining contract charges               34,397,556              --        25,803,885
 2003  Lowest contract charges                5,009,832        0.678494         3,399,141
    Highest contract charges                    894,178        0.668854           598,075
    Remaining contract charges               21,339,664              --        14,341,642
 2002  Lowest contract charges                3,155,634        0.541405         1,708,476
    Highest contract charges                    548,277        0.537457           294,676
    Remaining contract charges                5,690,121              --         3,063,883
JPMORGAN INSURANCE TRUST BALANCED
 PORTFOLIO -- 1
 2006  Lowest contract charges                   28,417       11.497963           326,732
    Highest contract charges                     93,311       11.340863         1,058,230
    Remaining contract charges                   22,887              --           261,871
 2005  Lowest contract charges                   27,233       10.501235           285,976
    Highest contract charges                    107,199       10.409670         1,115,902
    Remaining contract charges                   14,350              --           150,252
 2004  Lowest contract charges                   24,275       10.384343           252,078
    Highest contract charges                     65,371       10.345397           676,286
    Remaining contract charges                    1,017              --            10,552
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO -- 1
 2006  Lowest contract charges                1,524,302       10.409823        15,867,716
    Highest contract charges                    169,434       10.183203         1,725,377
    Remaining contract charges                2,066,303              --        21,997,974
 2005  Lowest contract charges                  823,980       10.132437         8,348,927
    Highest contract charges                     99,284        9.991450           991,991
    Remaining contract charges                1,499,287              --        15,534,711
 2004  Lowest contract charges                  187,591       10.030484         1,881,624
    Highest contract charges                     27,585        9.970362           275,031
    Remaining contract charges                  375,404              --         3,819,516

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH FUND VS
 2006  Lowest contract charges                1.70%                --               15.70%
    Highest contract charges                  2.50%                --               14.78%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%                --                3.42%
    Highest contract charges                  2.49%                --                2.59%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%                --               12.16%
    Highest contract charges                  2.48%                --               11.27%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.69%                --               25.32%
    Highest contract charges                  2.39%                --               24.45%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.69%                --               35.12%
    Highest contract charges                  0.89%                --                2.75%
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST BALANCED
 PORTFOLIO -- 1
 2006  Lowest contract charges                1.35%              2.53%               9.49%
    Highest contract charges                  1.85%              2.96%               8.95%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.35%              2.71%               1.13%
    Highest contract charges                  1.84%              2.38%               0.62%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.99%                --                3.84%
    Highest contract charges                  1.36%                --                3.45%
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO -- 1
 2006  Lowest contract charges                1.35%              3.09%               2.74%
    Highest contract charges                  2.15%              3.19%               1.92%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              2.81%               1.02%
    Highest contract charges                  2.13%              2.21%               0.21%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.99%                --                0.31%
    Highest contract charges                  1.58%                --                0.30%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST DIVERSIFIED
 EQUITY PORTFOLIO -- 1
 2006  Lowest contract charges                  317,213      $12.300087        $3,901,748
    Highest contract charges                     42,667       12.032363           513,382
    Remaining contract charges                  431,447              --         5,457,160
 2005  Lowest contract charges                  186,991       10.733991         2,007,163
    Highest contract charges                     24,185       10.584669           255,986
    Remaining contract charges                  323,483              --         3,564,796
 2004  Lowest contract charges                   48,950       10.632360           520,459
    Highest contract charges                      8,746       10.568653            92,432
    Remaining contract charges                   85,021              --           923,035
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO -- 1
 2006  Lowest contract charges                  143,463       14.360212         2,060,153
    Highest contract charges                     14,187       14.047695           199,294
    Remaining contract charges                  247,142              --         3,626,021
 2005  Lowest contract charges                   20,859       12.754866           266,058
    Highest contract charges                      3,465       12.577499            43,586
    Remaining contract charges                   34,963              --           451,103
 2004  Lowest contract charges                   11,242       11.040622           124,120
    Highest contract charges                        120       10.974483             1,316
    Remaining contract charges                    5,120              --            56,315
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO -- 1
 2006  Lowest contract charges                1,079,426       12.615484        13,617,496
    Highest contract charges                    140,112       12.340879         1,729,109
    Remaining contract charges                1,516,653              --        18,901,955
 2005  Lowest contract charges                  634,662       11.078689         7,031,221
    Highest contract charges                     80,918       10.924560           883,992
    Remaining contract charges                1,163,885              --        12,792,715
 2004  Lowest contract charges                  160,426       10.750194        17,246,030
    Highest contract charges                     28,387       10.685771           303,333
    Remaining contract charges                  303,116              --         3,247,384
JPMORGAN INSURANCE TRUST GOVERNMENT
 BOND PORTFOLIO -- 1
 2006  Lowest contract charges                  609,811       10.457261         6,376,951
    Highest contract charges                     54,126       10.229605           553,690
    Remaining contract charges                  855,647              --         8,837,431
 2005  Lowest contract charges                  336,907       10.243778         3,451,197
    Highest contract charges                     30,740       10.101247           310,511
    Remaining contract charges                  636,529              --         6,468,917
 2004  Lowest contract charges                   90,724       10.072294           913,811
    Highest contract charges                      7,463       10.011926            74,717
    Remaining contract charges                  174,290              --         1,749,231

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JPMORGAN INSURANCE TRUST DIVERSIFIED
 EQUITY PORTFOLIO -- 1
 2006  Lowest contract charges                1.35%              0.72%              14.59%
    Highest contract charges                  2.15%              0.69%              13.68%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.71%               0.96%
    Highest contract charges                  2.13%              0.64%               0.15%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.99%                --                6.32%
    Highest contract charges                  1.57%                --                5.69%
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO -- 1
 2006  Lowest contract charges                1.34%              0.17%              12.59%
    Highest contract charges                  2.14%              0.21%              11.69%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.12%              15.53%
    Highest contract charges                  2.12%              0.02%              14.61%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.98%                --               10.41%
    Highest contract charges                  1.52%                --                9.75%
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO -- 1
 2006  Lowest contract charges                1.35%              1.19%              13.87%
    Highest contract charges                  2.15%              1.18%              12.97%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              1.03%               3.06%
    Highest contract charges                  2.13%              0.92%               2.24%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.99%                --                7.50%
    Highest contract charges                  1.57%                --                6.86%
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST GOVERNMENT
 BOND PORTFOLIO -- 1
 2006  Lowest contract charges                1.35%              4.27%               2.08%
    Highest contract charges                  2.15%              4.29%               1.27%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              3.54%               1.70%
    Highest contract charges                  2.12%              2.33%               0.89%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.99%                --                0.72%
    Highest contract charges                  1.58%                --                0.12%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH PORTFOLIO -- 1
 2006  Lowest contract charges                    4,520      $11.345689           $51,280
    Highest contract charges                      9,047       11.190639           101,238
    Remaining contract charges                    5,929              --            99,469
 2005  Lowest contract charges                    7,343       10.913451            80,141
    Highest contract charges                      4,051       10.818288            43,820
    Remaining contract charges                      895              --            14,477
 2004  Lowest contract charges                    1,852       10.529602            19,502
    Highest contract charges                      7,147       10.490110            74,970
    Remaining contract charges                       --              --                --
JPMORGAN INSURANCE TRUST DIVERSIFIED
 MID CAP GROWTH PORTFOLIO -- 1
 2006  Lowest contract charges                  347,835       12.753368         4,436,049
    Highest contract charges                     36,793       12.475767           459,020
    Remaining contract charges                  580,988              --         7,316,073
 2005  Lowest contract charges                  212,798       11.604997         2,469,519
    Highest contract charges                     24,255       11.443567           277,564
    Remaining contract charges                  408,414              --         4,700,749
 2004  Lowest contract charges                   62,277       10.588191           659,405
    Highest contract charges                      6,699       10.524737            70,500
    Remaining contract charges                  103,047              --         1,087,224
JPMORGAN INSURANCE TRUST DIVERSIFIED
 MID CAP VALUE PORTFOLIO -- 1
 2006  Lowest contract charges                  290,672       13.665218         3,972,101
    Highest contract charges                     32,728       13.367802           437,506
    Remaining contract charges                  473,057              --         6,628,643
 2005  Lowest contract charges                  237,454       11.866729         2,817,808
    Highest contract charges                     31,840       11.701685           372,585
    Remaining contract charges                  403,128              --         4,908,479
 2004  Lowest contract charges                   62,019       10.959001           679,670
    Highest contract charges                      6,759       10.893345            73,631
    Remaining contract charges                   80,392              --           896,873

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH PORTFOLIO -- 1
 2006  Lowest contract charges                1.35%              0.08%               3.96%
    Highest contract charges                  1.85%              0.05%               3.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.33%              0.24%               3.65%
    Highest contract charges                  1.85%              0.61%               3.13%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.01%                --                5.30%
    Highest contract charges                  1.33%                --                4.90%
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST DIVERSIFIED
 MID CAP GROWTH PORTFOLIO -- 1
 2006  Lowest contract charges                1.35%                --                9.90%
    Highest contract charges                  2.15%                --                9.02%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%                --                9.60%
    Highest contract charges                  2.12%                --                8.73%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.99%                --                5.88%
    Highest contract charges                  1.57%                --                5.25%
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST DIVERSIFIED
 MID CAP VALUE PORTFOLIO -- 1
 2006  Lowest contract charges                1.35%              0.75%              15.16%
    Highest contract charges                  2.15%              0.76%              14.24%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.49%               8.28%
    Highest contract charges                  2.12%              0.32%               7.42%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.99%                --                9.59%
    Highest contract charges                  1.57%                --                8.93%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2006  Lowest contract charges                    4,677      $14.113382           $66,009
    Highest contract charges                     10,055        1.382824            13,905
    Remaining contract charges                   88,898              --           231,503
 2005  Lowest contract charges                    8,468       12.597739           106,673
    Highest contract charges                     37,495        1.249990            46,869
    Remaining contract charges                   39,351              --           150,522
 2004  Lowest contract charges                    6,762       10.535427            71,240
    Highest contract charges                     37,505        1.051640            39,442
    Remaining contract charges                   46,117              --           141,002
 2003  Lowest contract charges                    7,524        9.259937            69,670
    Highest contract charges                     64,737        0.929884            60,198
    Remaining contract charges                   62,197              --           140,203
 2002  Lowest contract charges                    6,314        7.290810            46,034
    Highest contract charges                     48,265        0.736550            35,550
    Remaining contract charges                   69,144              --           109,030
JENNISON PORTFOLIO
 2006  Lowest contract charges                   31,922        6.596442           210,568
    Highest contract charges                     23,017        0.895571            20,613
    Remaining contract charges                  327,322              --           489,380
 2005  Lowest contract charges                   32,822        6.599289           216,602
    Highest contract charges                     24,037        0.904505            21,741
    Remaining contract charges                  343,605              --           521,472
 2004  Lowest contract charges                   35,011        5.869216           205,483
    Highest contract charges                     25,090        0.812119            20,376
    Remaining contract charges                  373,387              --           504,637
 2003  Lowest contract charges                   36,291        5.449584           197,771
    Highest contract charges                     26,405        0.761248            20,101
    Remaining contract charges                  483,061              --           572,304
 2002  Lowest contract charges                   40,144        4.263949           171,173
    Highest contract charges                    155,075        0.602189            93,385
    Remaining contract charges                  295,704              --           277,216

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2006  Lowest contract charges                1.40%                --               12.03%
    Highest contract charges                  2.12%                --               11.19%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.39%                --               19.58%
    Highest contract charges                  1.99%                --               18.86%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%                --               13.77%
    Highest contract charges                  2.00%                --               13.09%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%                --               27.01%
    Highest contract charges                  2.00%                --               26.25%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%                --               23.66%
    Highest contract charges                  2.00%                --               24.11%
    Remaining contract charges                  --                 --                  --
JENNISON PORTFOLIO
 2006  Lowest contract charges                1.40%                --               (0.04)%
    Highest contract charges                  2.35%                --               (0.99)%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%                --               12.44%
    Highest contract charges                  2.34%                --               11.38%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.04%               7.70%
    Highest contract charges                  2.35%              0.04%               6.68%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%                --               27.81%
    Highest contract charges                  2.32%                --               26.60%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.41%                --               32.12%
    Highest contract charges                  2.00%                --               32.53%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2006  Lowest contract charges                   32,999       $1.399343           $46,175
    Highest contract charges                     10,690        1.343621            14,363
    Remaining contract charges                  134,247              --           183,707
 2005  Lowest contract charges                   48,722        1.188242            57,893
    Highest contract charges                      6,461        1.149511             7,426
    Remaining contract charges                  178,327              --           207,993
 2004  Lowest contract charges                   47,799        1.036859            49,561
    Highest contract charges                      6,461        1.010609             6,529
    Remaining contract charges                  186,586              --           190,690
 2003  Lowest contract charges                   35,362        0.907749            32,100
    Highest contract charges                      6,461        0.891419             5,759
    Remaining contract charges                  200,740              --           180,331
 2002  Lowest contract charges                   26,974        0.721253            19,455
    Highest contract charges                     73,481        0.714049            52,469
    Remaining contract charges                  111,243              --            79,893
SP WILLIAM BLAIR INTERNATIONAL GROWTH
 PORTFOLIO
 2006  Lowest contract charges                    2,040        1.198770             2,446
    Highest contract charges                      4,418        1.175236             5,192
    Remaining contract charges                   14,560              --            17,306
 2005  Lowest contract charges                    2,055        1.008958             2,073
    Highest contract charges                      4,421        0.992620             4,389
    Remaining contract charges                    6,781              --             6,794
 2004  Lowest contract charges                    2,071        0.883610             1,831
    Highest contract charges                      4,425        0.872343             3,860
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                    2,090        0.771651             1,613
    Highest contract charges                      4,429        0.764467             3,386
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                    2,112        0.562385             1,188
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2006  Lowest contract charges                1.41%              0.97%              17.77%
    Highest contract charges                  2.14%              1.14%              16.89%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.39%              0.87%              14.60%
    Highest contract charges                  2.14%              0.86%              13.74%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.95%              14.22%
    Highest contract charges                  2.15%              0.96%              13.37%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              1.18%              25.86%
    Highest contract charges                  2.13%              3.25%              24.92%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.39%              1.19%              23.43%
    Highest contract charges                  2.00%              1.21%              23.89%
    Remaining contract charges                  --                 --                  --
SP WILLIAM BLAIR INTERNATIONAL GROWTH
 PORTFOLIO
 2006  Lowest contract charges                1.40%              1.45%              18.81%
    Highest contract charges                  1.75%              1.45%              18.40%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.39%              0.22%              14.19%
    Highest contract charges                  1.75%              0.22%              13.79%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.38%                --               14.51%
    Highest contract charges                  1.75%                --               14.11%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.39%                --               37.21%
    Highest contract charges                  1.73%                --               36.73%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.42%                --               23.91%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE ALL CAP
 PORTFOLIO
 2006  Lowest contract charges                1,743,672       $1.553472        $2,708,746
    Highest contract charges                     53,339        1.509106            80,495
    Remaining contract charges                  121,845              --           186,268
 2005  Lowest contract charges                1,999,252        1.333798         2,666,598
    Highest contract charges                     38,404        1.302192            50,010
    Remaining contract charges                  141,334              --           186,018
 2004  Lowest contract charges                2,054,471        1.300004         2,670,819
    Highest contract charges                     63,160        1.280175            80,856
    Remaining contract charges                  131,905              --           170,177
 2003  Lowest contract charges                2,208,053        1.217162         2,687,558
    Highest contract charges                     27,102        1.202804            32,599
    Remaining contract charges                  139,868              --           169,228
 2002  Lowest contract charges                2,287,881        0.887778         2,031,131
    Highest contract charges                     48,885        0.884377            43,232
    Remaining contract charges                   98,442              --            86,999
LEGG MASON PARTNERS VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO
 2006  Lowest contract charges                  149,388        1.629638           243,449
    Highest contract charges                      5,140        1.593576             8,191
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  194,126        1.493640           289,954
    Highest contract charges                      5,144        1.465714             7,539
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  182,558        1.459055           266,361
    Highest contract charges                     26,460        1.436801            38,018
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  158,461        1.331938           211,060
    Highest contract charges                     34,320        1.316219            45,172
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                  164,895        1.087528           179,328
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
LEGG MASON PARTNERS VARIABLE ALL CAP
 PORTFOLIO
 2006  Lowest contract charges                1.40%              1.29%              16.47%
    Highest contract charges                  1.90%              1.30%              15.89%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.87%               2.60%
    Highest contract charges                  1.79%              5.81%               2.09%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.54%               6.81%
    Highest contract charges                  1.74%              0.56%               6.43%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              0.26%              37.10%
    Highest contract charges                  1.73%              0.27%              36.63%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              0.41%              26.10%
    Highest contract charges                  1.60%              0.48%              26.25%
    Remaining contract charges                  --                 --                  --
LEGG MASON PARTNERS VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO
 2006  Lowest contract charges                1.40%              4.90%               9.11%
    Highest contract charges                  1.75%              6.00%               8.72%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              6.13%               2.37%
    Highest contract charges                  1.76%              2.08%               2.01%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              6.86%               9.54%
    Highest contract charges                  1.75%              6.52%               9.16%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              6.47%              22.47%
    Highest contract charges                  1.74%              9.32%              22.05%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              6.88%               5.82%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INVESTORS
 PORTFOLIO
 2006  Lowest contract charges                  614,137       $1.449498          $890,191
    Highest contract charges                     17,129        1.408038            24,118
    Remaining contract charges                   35,180              --            50,457
 2005  Lowest contract charges                  653,183        1.242971           811,888
    Highest contract charges                     36,179        1.231762            44,564
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  650,321        1.183257           769,497
    Highest contract charges                     38,117        1.174341            44,763
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  686,965        1.087128           746,819
    Highest contract charges                     39,881        1.080564            43,094
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                  724,225        0.833097           603,349
    Highest contract charges                     44,214        0.829316            36,667
    Remaining contract charges                       --              --                --
LEGG MASON PARTNERS VARIABLE TOTAL
 RETURN PORTFOLIO
 2006  Lowest contract charges                  217,607        1.334751           290,452
    Highest contract charges                      9,473        1.296582            12,282
    Remaining contract charges                   44,221              --            57,718
 2005  Lowest contract charges                  225,603        1.202497           271,288
    Highest contract charges                        703        1.173958               826
    Remaining contract charges                   46,121              --            54,425
 2004  Lowest contract charges                  240,282        1.180317           283,609
    Highest contract charges                     57,913        1.162314            67,313
    Remaining contract charges                   59,417              --            69,604
 2003  Lowest contract charges                  254,571        1.100760           280,222
    Highest contract charges                     53,793        1.087777            58,515
    Remaining contract charges                   59,417              --            65,011
 2002  Lowest contract charges                  243,618        0.963002           234,605
    Highest contract charges                     42,634        0.954972            40,715
    Remaining contract charges                   57,300              --            54,930
COMSTOCK
 2006  Lowest contract charges                    1,914       16.982646            32,506
    Highest contract charges                      2,522       16.521234            41,673
    Remaining contract charges                    4,989              --            83,535
GROWTH AND INCOME
 2006  Lowest contract charges                    2,394       17.033843            40,772
    Highest contract charges                        734       16.903161            12,413
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INVESTORS
 PORTFOLIO
 2006  Lowest contract charges                1.40%              1.65%              16.62%
    Highest contract charges                  1.90%              4.40%              16.03%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              1.23%               5.05%
    Highest contract charges                  1.55%              1.20%               4.89%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              1.47%               8.84%
    Highest contract charges                  1.55%              1.48%               8.68%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              1.45%              30.49%
    Highest contract charges                  1.55%              1.36%              30.30%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              1.19%              24.12%
    Highest contract charges                  1.54%              1.90%              24.23%
    Remaining contract charges                  --                 --                  --
LEGG MASON PARTNERS VARIABLE TOTAL
 RETURN PORTFOLIO
 2006  Lowest contract charges                1.40%              2.12%              11.00%
    Highest contract charges                  1.90%              3.39%              10.45%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              1.95%               1.88%
    Highest contract charges                  0.94%             89.76%               1.37%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              1.80%               7.23%
    Highest contract charges                  1.75%              2.00%               6.85%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              1.69%              14.31%
    Highest contract charges                  1.75%              1.82%              13.91%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              1.38%               8.16%
    Highest contract charges                  1.75%              1.25%               8.48%
    Remaining contract charges                  --                 --                  --
COMSTOCK
 2006  Lowest contract charges                1.35%                --               11.38%
    Highest contract charges                  2.47%                --               10.90%
    Remaining contract charges                  --                 --                  --
GROWTH AND INCOME
 2006  Lowest contract charges                1.34%                --               11.24%
    Highest contract charges                  1.68%                --               11.09%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2006  Lowest contract charges                   10,126       $1.288809           $13,050
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   10,126        1.170742            11,855
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   10,126        1.135949            11,502
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2006  Lowest contract charges                    6,897        1.186333             8,183
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    6,897        1.157855             7,986
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2006  Lowest contract charges                   14,341        1.404613            20,143
    Highest contract charges                      7,970        1.371494            10,930
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   14,752        1.200923            17,715
    Highest contract charges                     12,534        1.178478            14,772
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    6,349        1.139247             7,233
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2006  Lowest contract charges                    7,298        1.416803            10,340
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    7,360        1.194669             8,793
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    1,216        1.109528             1,349
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2006  Lowest contract charges                1.85%              2.32%              10.09%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.84%              2.07%               3.06%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.82%              3.48%               7.34%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2006  Lowest contract charges                1.35%              4.39%               2.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.33%              3.78%               0.56%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2006  Lowest contract charges                1.35%              1.56%              16.96%
    Highest contract charges                  1.85%              1.47%              16.38%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              1.70%               3.96%
    Highest contract charges                  1.84%              1.57%               3.44%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.79%              2.36%               9.05%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2006  Lowest contract charges                1.85%              1.69%              18.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.83%              2.85%               7.67%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.72%                --                7.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2006  Lowest contract charges                    7,809       $1.044218            $8,154
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    6,863        1.039324             7,132
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    1,070        1.001632             1,072
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2006  Lowest contract charges                    4,770        1.373834             6,553
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    4,601        1.140072             5,246
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                      764        1.093116               835
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
STI CLASSIC VT CAPITAL APPRECIATION
 FUND
 2006  Lowest contract charges                  275,418        1.319453           363,402
    Highest contract charges                     24,120       12.669242           305,586
    Remaining contract charges                  577,086              --         6,495,986
 2005  Lowest contract charges                  106,832        1.206733           128,918
    Highest contract charges                     16,411       11.720910           192,352
    Remaining contract charges                  528,364              --         5,837,027
 2004  Lowest contract charges                   22,239       12.334257           274,306
    Highest contract charges                      2,721       12.126652            32,994
    Remaining contract charges                  359,349              --         4,387,702
 2003  Lowest contract charges                    9,331       11.752110           109,660
    Highest contract charges                     39,742       11.651033           463,034
    Remaining contract charges                  179,231              --         2,095,591
 2002  Lowest contract charges                    1,827       10.091783            18,436
    Highest contract charges                      1,655       10.077549            16,676
    Remaining contract charges                    7,373              --            74,336

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2006  Lowest contract charges                1.85%                --                0.47%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.83%              0.18%               3.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.81%                --                1.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2006  Lowest contract charges                1.85%                --               20.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.82%                --                4.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.71%                --               11.68%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
STI CLASSIC VT CAPITAL APPRECIATION
 FUND
 2006  Lowest contract charges                1.35%              0.31%               9.34%
    Highest contract charges                  2.50%              0.30%               8.09%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.32%              0.27%               4.42%
    Highest contract charges                  2.47%              0.17%               3.35%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%              0.27%               4.95%
    Highest contract charges                  2.36%              1.51%               4.12%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.68%                --               16.45%
    Highest contract charges                  1.55%                --               13.54%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.44%                --                0.92%
    Highest contract charges                  0.55%                --                0.78%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
STI CLASSIC VT LARGE CAP RELATIVE
 VALUE FUND
 2006  Lowest contract charges                    6,798       $1.801290           $12,244
    Highest contract charges                      8,918       17.379730           154,987
    Remaining contract charges                   99,476              --         1,752,207
 2005  Lowest contract charges                   14,729       15.647881           230,482
    Highest contract charges                      9,192       15.313092           140,753
    Remaining contract charges                  105,763              --         1,633,590
 2004  Lowest contract charges                   14,754       14.598347           215,383
    Highest contract charges                     21,153       14.379145           304,157
    Remaining contract charges                  131,768              --         1,905,742
 2003  Lowest contract charges                    3,462       12.990742            44,970
    Highest contract charges                     25,693       12.879095           330,904
    Remaining contract charges                  128,363              --         1,658,578
 2002  Lowest contract charges                      686       10.441755             7,165
    Highest contract charges                        753       10.431451             7,859
    Remaining contract charges                    2,701              --            28,188
STI CLASSIC VT MID-CAP EQUITY FUND
 2006  Lowest contract charges                    5,176        1.817794             9,411
    Highest contract charges                      4,764       17.454443            83,151
    Remaining contract charges                  105,207              --         1,792,667
 2005  Lowest contract charges                    9,250       16.572461           153,301
    Highest contract charges                      3,658       16.163856            59,120
    Remaining contract charges                   96,304              --         1,573,989
 2004  Lowest contract charges                    8,960       14.745157           132,091
    Highest contract charges                      7,001       14.497064           101,495
    Remaining contract charges                  108,377              --         1,581,712
 2003  Lowest contract charges                    4,461       12.838644            57,268
    Highest contract charges                     14,804       12.728275           188,434
    Remaining contract charges                   56,454              --           721,041
 2002  Lowest contract charges                    1,192       10.066403            12,000
    Highest contract charges                      1,245       10.056471            12,516
    Remaining contract charges                      262              --             2,629

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
STI CLASSIC VT LARGE CAP RELATIVE
 VALUE FUND
 2006  Lowest contract charges                1.34%              1.38%              14.64%
    Highest contract charges                  2.35%              1.26%              13.50%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.69%              0.93%               7.19%
    Highest contract charges                  2.36%              0.90%               6.50%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.69%              0.92%              12.38%
    Highest contract charges                  2.35%              0.78%              11.65%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.64%              1.51%              24.36%
    Highest contract charges                  1.55%              0.76%              22.28%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.49%              0.93%               4.42%
    Highest contract charges                  0.57%              1.05%               4.32%
    Remaining contract charges                  --                 --                  --
STI CLASSIC VT MID-CAP EQUITY FUND
 2006  Lowest contract charges                1.34%              0.40%               9.23%
    Highest contract charges                  2.50%              0.38%               7.98%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.69%              0.45%              12.39%
    Highest contract charges                  2.51%              0.43%              11.50%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%              0.71%              14.85%
    Highest contract charges                  2.48%              0.78%              13.94%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.68%              1.03%              27.54%
    Highest contract charges                  1.55%              0.89%              27.22%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                  --                 --                0.66%
    Highest contract charges                  0.56%                --                0.57%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 2006  Lowest contract charges                  174,843       $1.822311          $318,618
    Highest contract charges                     11,921       17.497735           208,585
    Remaining contract charges                  256,175              --         3,821,164
 2005  Lowest contract charges                   53,603        1.508288            80,849
    Highest contract charges                      8,136       14.649853           119,189
    Remaining contract charges                  201,268              --         2,737,677
 2004  Lowest contract charges                    6,486       14.725680            95,514
    Highest contract charges                      1,842       14.477953            26,667
    Remaining contract charges                  110,424              --         1,609,878
 2003  Lowest contract charges                    3,287       12.991193            42,704
    Highest contract charges                        583       12.879554             7,509
    Remaining contract charges                   40,914              --           528,930
 2002  Lowest contract charges                    2,081       10.721896            22,317
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 2006  Lowest contract charges                1.35%              1.55%              20.82%
    Highest contract charges                  2.50%              1.50%              19.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.31%              2.07%               4.97%
    Highest contract charges                  2.47%              1.77%               1.19%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.69%              1.62%              13.35%
    Highest contract charges                  2.45%              2.23%              12.45%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.67%              1.69%              21.05%
    Highest contract charges                  1.48%              1.82%              20.78%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.43%              0.15%               7.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's Manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense, ranging from 0.40% to 1.55% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense, ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV70 Death Benefit Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These charges range from 0.15% to 0.75%.

    These charges are a reduction in unit values.

    The Company will charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, and The Hartford's Lifetime Income Builder II. The Company initially charges 0.30%, 0.40%, and 0.40%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75%.

    This charge is a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be charged to the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWELVE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Twelve (the "Account") as of December 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life Insurance Company Separate Account Twelve as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                   LIFEPATH 2020        LIFEPATH 2030        LIFEPATH 2040
                                     PORTFOLIO            PORTFOLIO            PORTFOLIO
                                  SUB-ACCOUNT (A)      SUB-ACCOUNT (B)      SUB-ACCOUNT (B)
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        302                  41                  3,481
                                      =======               =====              =========
  Cost                                 $4,971                $683                $67,748
                                      =======               =====              =========
  Market Value                         $5,070                $686                $69,829
 Due from Hartford Life
  Insurance Company                        --                  --                     --
 Receivable from fund shares
  sold                                      8                   2                  5,319
 Other assets                              --                  --                     --
                                      -------               -----              ---------
 Total Assets                           5,078                 688                 75,148
                                      -------               -----              ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         8                   2                  5,319
 Payable for fund shares
  purchased                                --                  --                     --
 Other liabilities                         --                  --                     --
                                      -------               -----              ---------
 Total Liabilities                          8                   2                  5,319
                                      -------               -----              ---------
NET ASSETS:
 For Group Variable Contract
  Liabilities                          $5,070                $686                $69,829
                                      =======               =====              =========

(a)  From Inception July 24, 2006 to December 31, 2006.

(b) From Inception April 30, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           THE HARTFORD
                                   THE HARTFORD           INTERNATIONAL           THE HARTFORD
                                   DIVIDEND AND           OPPORTUNITIES           SMALL COMPANY
                                    GROWTH FUND                FUND                   FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (B)           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       12,030                   314                    7,322
                                    ===========              ========              ===========
  Cost                                 $234,730                $5,133                 $136,020
                                    ===========              ========              ===========
  Market Value                         $252,154                $5,289                 $152,883
 Due from Hartford Life
  Insurance Company                         651                 1,762                      435
 Receivable from fund shares
  sold                                       --                    --                       --
 Other assets                                --                    --                       --
                                    -----------              --------              -----------
 Total Assets                           252,805                 7,051                  153,318
                                    -----------              --------              -----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                    --                       --
 Payable for fund shares
  purchased                                 651                 1,762                      435
 Other liabilities                           --                    --                        1
                                    -----------              --------              -----------
 Total Liabilities                          651                 1,762                      436
                                    -----------              --------              -----------
NET ASSETS:
 For Group Variable Contract
  Liabilities                          $252,154                $5,289                 $152,882
                                    ===========              ========              ===========

                                                           THE HARTFORD           THE HARTFORD
                                   THE HARTFORD               GROWTH                 CAPITAL
                                   GLOBAL HEALTH          OPPORTUNITIES           APPRECIATION
                                       FUND                    FUND                   FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (B)           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        7,978                   157                    7,869
                                    ===========              ========              ===========
  Cost                                 $131,705                $4,488                 $285,634
                                    ===========              ========              ===========
  Market Value                         $139,613                $4,502                 $299,254
 Due from Hartford Life
  Insurance Company                         457                    --                    2,767
 Receivable from fund shares
  sold                                       --                     8                       --
 Other assets                                --                    --                       --
                                    -----------              --------              -----------
 Total Assets                           140,070                 4,510                  302,021
                                    -----------              --------              -----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                     8                       --
 Payable for fund shares
  purchased                                 457                    --                    2,767
 Other liabilities                            1                    --                        2
                                    -----------              --------              -----------
 Total Liabilities                          458                     8                    2,769
                                    -----------              --------              -----------
NET ASSETS:
 For Group Variable Contract
  Liabilities                          $139,612                $4,502                 $299,252
                                    ===========              ========              ===========

(b) From Inception April 30, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    THE HARTFORD                               THE HARTFORD
                                       GLOBAL             THE HARTFORD         MONEY MARKET
                                  TECHNOLOGY FUND        ADVISERS FUND             FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       17,042                39,265               32,228
                                     ==========            ==========            =========
  Cost                                  $88,821              $617,586              $32,228
                                     ==========            ==========            =========
  Market Value                         $100,037              $669,864              $32,228
 Due from Hartford Life
  Insurance Company                         262                 2,800                   --
 Receivable from fund shares
  sold                                       --                    --                   73
 Other assets                                --                    --                    1
                                     ----------            ----------            ---------
 Total Assets                           100,299               672,664               32,302
                                     ----------            ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                    --                   73
 Payable for fund shares
  purchased                                 262                 2,800                   --
 Other liabilities                           --                    --                    2
                                     ----------            ----------            ---------
 Total Liabilities                          262                 2,800                   75
                                     ----------            ----------            ---------
NET ASSETS:
 For Group Variable Contract
  Liabilties                           $100,037              $669,864              $32,227
                                     ==========            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         LORD ABBETT          VICTORY
                                    THE HARTFORD          SMALL-CAP      DIVERSIFIED STOCK
                                     STOCK FUND          BLEND FUND            FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (B)    SUB-ACCOUNT (B)
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        7,790                 89                187
                                     ==========            =======            =======
  Cost                                 $148,637             $1,579             $3,406
                                     ==========            =======            =======
  Market Value                         $170,132             $1,513             $3,368
 Due from Hartford Life
  Insurance Company                         477                 --                 --
 Receivable from fund shares
  sold                                       --                  2                  6
 Other assets                                --                 --                 --
                                     ----------            -------            -------
 Total Assets                           170,609              1,515              3,374
                                     ----------            -------            -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                  2                  6
 Payable for fund shares
  purchased                                 477                 --                 --
 Other liabilities                           --                 --                 --
                                     ----------            -------            -------
 Total Liabilities                          477                  2                  6
                                     ----------            -------            -------
NET ASSETS:
 For Group Variable Contract
  Liabilties                           $170,132             $1,513             $3,368
                                     ==========            =======            =======

                                                      VAN KAMPEN
                                   VAN KAMPEN         EQUITY AND
                                  COMSTOCK FUND       INCOME FUND
                                 SUB-ACCOUNT (B)    SUB-ACCOUNT (B)
------------------------------  ------------------------------------
ASSETS:
 Investments:
  Number of Shares                       238                135
                                     =======            =======
  Cost                                $4,558             $1,237
                                     =======            =======
  Market Value                        $4,581             $1,232
 Due from Hartford Life
  Insurance Company                    1,712                 --
 Receivable from fund shares
  sold                                    --                  3
 Other assets                             --                 --
                                     -------            -------
 Total Assets                          6,293              1,235
                                     -------            -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                  3
 Payable for fund shares
  purchased                            1,712                 --
 Other liabilities                        --                 --
                                     -------            -------
 Total Liabilities                     1,712                  3
                                     -------            -------
NET ASSETS:
 For Group Variable Contract
  Liabilties                          $4,581             $1,232
                                     =======            =======

(b) From Inception April 30, 2006 to December 31, 2006.

-------------------------------------------------------------------------------

                                                                                         MINIMUM            MAXIMUM
                                                                       UNITS OWNED         UNIT               UNIT      CONTRACT
                                                                     BY PARTICIPANTS   FAIR VALUE #       FAIR VALUE #  LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY SUB-
 ACCOUNT):
LifePath 2020 Portfolio -- Class R                                           475         $10.678724   to    $10.678724     $5,070
LifePath 2030 Portfolio -- Class R                                            64          10.739723   to     10.739723        686
LifePath 2040 Portfolio -- Class R                                         6,467          10.797981   to     10.797981     69,829
The Hartford Dividend and Growth Fund -- Class A                          16,990          13.834615   to     20.960000    252,154
The Hartford International Opportunites Fund -- Class A                      490          10.805332   to     10.805332      5,289
The Hartford Small Company Fund -- Class A                                10,188          14.397683   to     20.880000    152,882
The Hartford Global Health Fund -- Class A                                10,587          12.894913   to     17.500000    139,612
The Hartford Growth Opportunities Fund -- Class A                            441          10.219167   to     10.219167      4,502
The Hartford Capital Appreciation Fund -- Class A                         18,090          14.888563   to     38.030000    299,252
The Hartford Global Technology Fund -- Class A                             8,711           5.870000   to     12.245294    100,037
The Hartford Advisers Fund -- Class A                                     54,951          12.091795   to     17.060000    669,864
The Hartford Money Market Fund -- Class A                                 15,210           1.000000   to     10.568531     32,227
The Hartford Stock Fund -- Class A                                        13,223          12.729803   to     21.830000    170,132
Lord Abbett Small-Cap Blend Fund -- Class A                                  157           9.624211   to      9.624211      1,513
Victory Diversified Stock Fund -- Class A                                    314          10.721008   to     10.721008      3,368
Van Kampen Comstock Fund -- Class A                                          416          11.018010   to     11.018010      4,581
Van Kampen Equity and Income Fund -- Class A                                 113          10.869076   to     10.869076      1,232

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                   LIFEPATH 2020        LIFEPATH 2030         LIFEPATH 2040
                                     PORTFOLIO            PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT (A)      SUB-ACCOUNT (B)       SUB-ACCOUNT (B)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $47                   $6                   $609
                                       -----                 ----                -------
EXPENSE:
 Program and administrative
  charges                                 (5)                  (1)                   (67)
                                       -----                 ----                -------
  Net investment income (loss)            42                    5                    542
                                       -----                 ----                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                   --                    (42)
 Net realized gain on
  distributions                           --                   15                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             99                    3                  2,081
                                       -----                 ----                -------
  Net gain (loss) on
   investments                            99                   18                  2,039
                                       -----                 ----                -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $141                  $23                 $2,581
                                       =====                 ====                =======

(a)  From Inception July 24, 2006 to December 31, 2006.

(b) From Inception April 30, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          THE HARTFORD
                                   THE HARTFORD          INTERNATIONAL           THE HARTFORD
                                   DIVIDEND AND          OPPORTUNITIES          SMALL COMPANY
                                   GROWTH FUND                FUND                   FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (B)          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,626                  $11                     $ --
                                    ----------               ------               ----------
EXPENSE:
 Program and administrative
  charges                                 (726)                  (3)                    (530)
                                    ----------               ------               ----------
  Net investment income
   (loss)                                1,900                    8                     (530)
                                    ----------               ------               ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     13                   --                       25
 Net realized gain on
  distributions                         14,461                   64                   11,994
 Net unrealized appreciation
  (depreciation) of
  investments during the year           17,751                  156                    3,837
                                    ----------               ------               ----------
  Net gain (loss) on
   investments                          32,225                  220                   15,856
                                    ----------               ------               ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $34,125                 $228                  $15,326
                                    ==========               ======               ==========

                                                          THE HARTFORD           THE HARTFORD
                                   THE HARTFORD              GROWTH                CAPITAL
                                  GLOBAL HEALTH          OPPORTUNITIES           APPRECIATION
                                       FUND                   FUND                   FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (B)          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $ --                     $999
                                    ----------               ------               ----------
EXPENSE:
 Program and administrative
  charges                                 (447)                  (3)                    (839)
                                    ----------               ------               ----------
  Net investment income
   (loss)                                 (447)                  (3)                     160
                                    ----------               ------               ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     16                   --                     (126)
 Net realized gain on
  distributions                          4,916                  104                   20,397
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,777                   14                   10,317
                                    ----------               ------               ----------
  Net gain (loss) on
   investments                          10,709                  118                   30,588
                                    ----------               ------               ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $10,262                 $115                  $30,748
                                    ==========               ======               ==========

(b) From Inception April 30, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  THE HARTFORD                            THE HARTFORD
                                     GLOBAL           THE HARTFORD        MONEY MARKET
                                 TECHNOLOGY FUND      ADVISERS FUND           FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --              $10,717             $1,057
                                     -------            ---------            -------
EXPENSE:
 Program and administrative
  charges                               (345)              (2,603)               (60)
                                     -------            ---------            -------
  Net investment income (loss)          (345)               8,114                997
                                     -------            ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   12                  539                 --
 Net realized gain on
  distributions                           --                3,575                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          7,217               40,107                 --
                                     -------            ---------            -------
  Net gain (loss) on
   investments                         7,229               44,221                 --
                                     -------            ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $6,884              $52,335               $997
                                     =======            =========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          LORD ABBETT
                                  THE HARTFORD             SMALL-CAP          VICTORY DIVERSIFIED
                                   STOCK FUND             BLEND FUND               STOCK FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (B)         SUB-ACCOUNT (B)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $746                 $ --                       $4
                                    ---------                -----                   ------
EXPENSE:
 Program and administrative
  charges                                (628)                  (1)                      (3)
                                    ---------                -----                   ------
  Net investment income
   (loss)                                 118                   (1)                       1
                                    ---------                -----                   ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    35                   --                       --
 Net realized gain on
  distributions                            --                   73                      201
 Net unrealized appreciation
  (depreciation) of
  investments during the year          16,914                  (66)                     (38)
                                    ---------                -----                   ------
  Net gain (loss) on
   investments                         16,949                    7                      163
                                    ---------                -----                   ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $17,067                   $6                     $164
                                    =========                =====                   ======

                                                          VAN KAMPEN
                                    VAN KAMPEN            EQUITY AND
                                  COMSTOCK FUND           INCOME FUND
                                 SUB-ACCOUNT (B)        SUB-ACCOUNT (B)
-----------------------------  -------------------------------------------
INVESTMENT INCOME:
 Dividends                               $14                    $7
                                      ------                 -----
EXPENSE:
 Program and administrative
  charges                                 (3)                   (1)
                                      ------                 -----
  Net investment income
   (loss)                                 11                     6
                                      ------                 -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                    --
 Net realized gain on
  distributions                           68                    37
 Net unrealized appreciation
  (depreciation) of
  investments during the year             23                    (5)
                                      ------                 -----
  Net gain (loss) on
   investments                            91                    32
                                      ------                 -----
  Net increase (decrease) in
   net assets resulting from
   operations                           $102                   $38
                                      ======                 =====

(b) From Inception April 30, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                   LIFEPATH 2020        LIFEPATH 2030        LIFEPATH 2040
                                     PORTFOLIO            PORTFOLIO            PORTFOLIO
                                  SUB-ACCOUNT (A)      SUB-ACCOUNT (B)      SUB-ACCOUNT (B)
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $42                  $5                   $542
 Net realized gain (loss) on
  security transactions                    --                  --                    (42)
 Net realized gain on
  distributions                            --                  15                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              99                   3                  2,081
                                      -------               -----              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              141                  23                  2,581
                                      -------               -----              ---------
UNIT TRANSACTIONS:
 Purchases                                 --                  --                     --
 Net transfers                          4,936                 665                 67,357
 Surrenders for benefit
  payments and fees                        (7)                 (2)                  (109)
                                      -------               -----              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,929                 663                 67,248
                                      -------               -----              ---------
 Net increase (decrease) in
  net assets                            5,070                 686                 69,829
NET ASSETS:
 Beginning of year                         --                  --                     --
                                      -------               -----              ---------
 End of year                           $5,070                $686                $69,829
                                      =======               =====              =========

(a)  From Inception July 24, 2006 to December 31, 2006.

(b) From Inception April 30, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            THE HARTFORD
                                    THE HARTFORD            INTERNATIONAL            THE HARTFORD
                                    DIVIDEND AND            OPPORTUNITES            SMALL COMPANY
                                    GROWTH FUND                 FUND                     FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (B)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,900                     $8                     $(530)
 Net realized gain (loss) on
  security transactions                       13                     --                        25
 Net realized gain on
  distributions                           14,461                     64                    11,994
 Net unrealized appreciation
  (depreciation) of
  investments during the year             17,751                    156                     3,837
                                    ------------              ---------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              34,125                    228                    15,326
                                    ------------              ---------              ------------
UNIT TRANSACTIONS:
 Purchases                               107,186                     --                    41,595
 Net transfers                              (965)                 5,069                     2,043
 Surrenders for benefit
  payments and fees                       (3,948)                    (8)                   (2,732)
                                    ------------              ---------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      102,273                  5,061                    40,906
                                    ------------              ---------              ------------
 Net increase (decrease) in
  net assets                             136,398                  5,289                    56,232
NET ASSETS:
 Beginning of year                       115,756                     --                    96,650
                                    ------------              ---------              ------------
 End of year                            $252,154                 $5,289                  $152,882
                                    ============              =========              ============

                                                            THE HARTFORD             THE HARTFORD
                                    THE HARTFORD               GROWTH                  CAPITAL
                                   GLOBAL HEALTH            OPPORTUNITIES            APPRECIATION
                                        FUND                    FUND                     FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (B)           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(447)                   $(3)                     $160
 Net realized gain (loss) on
  security transactions                       16                     --                      (126)
 Net realized gain on
  distributions                            4,916                    104                    20,397
 Net unrealized appreciation
  (depreciation) of
  investments during the year              5,777                     14                    10,317
                                    ------------              ---------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              10,262                    115                    30,748
                                    ------------              ---------              ------------
UNIT TRANSACTIONS:
 Purchases                                75,027                     --                   133,679
 Net transfers                               617                  4,394                    16,134
 Surrenders for benefit
  payments and fees                       (2,140)                    (7)                   (4,202)
                                    ------------              ---------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       73,504                  4,387                   145,611
                                    ------------              ---------              ------------
 Net increase (decrease) in
  net assets                              83,766                  4,502                   176,359
NET ASSETS:
 Beginning of year                        55,846                     --                   122,893
                                    ------------              ---------              ------------
 End of year                            $139,612                 $4,502                  $299,252
                                    ============              =========              ============

(b) From Inception April 30, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    THE HARTFORD                               THE HARTFORD
                                       GLOBAL             THE HARTFORD         MONEY MARKET
                                  TECHNOLOGY FUND        ADVISERS FUND             FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(345)               $8,114                 $997
 Net realized gain (loss) on                 12                   539                   --
  security transactions
 Net realized gain on                        --                 3,575                   --
  distributions
 Net unrealized appreciation              7,217                40,107                   --
  (depreciation) of
  investments during the year
                                     ----------            ----------            ---------
 Net increase (decrease) in               6,884                52,335                  997
  net assets resulting from
  operations
                                     ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               50,733               306,860               12,012
 Net transfers                              364                (8,626)               2,285
 Surrenders for benefit                  (1,767)              (14,773)                (717)
  payments and fees
                                     ----------            ----------            ---------
 Net increase (decrease) in              49,330               283,461               13,580
  net assets resulting from
  unit transactions
                                     ----------            ----------            ---------
 Net increase (decrease) in              56,214               335,796               14,577
  net assets
NET ASSETS:
 Beginning of year                       43,823               334,068               17,650
                                     ----------            ----------            ---------
 End of year                           $100,037              $669,864              $32,227
                                     ==========            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            LORD ABBETT                VICTORY
                                   THE HARTFORD              SMALL-CAP            DIVERSIFIED STOCK
                                    STOCK FUND               BLEND FUND                  FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (B)          SUB-ACCOUNT (B)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $118                    $(1)                      $1
 Net realized gain (loss) on
  security transactions                      35                     --                       --
 Net realized gain on
  distributions                              --                     73                      201
 Net unrealized appreciation
  (depreciation) of
  investments during the year            16,914                    (66)                     (38)
                                    -----------               --------                 --------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,067                      6                      164
                                    -----------               --------                 --------
UNIT TRANSACTIONS:
 Purchases                               78,367                     --                       --
 Net transfers                            2,525                  1,510                    3,210
 Surrenders for benefit
  payments and fees                      (3,307)                    (3)                      (6)
                                    -----------               --------                 --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      77,585                  1,507                    3,204
                                    -----------               --------                 --------
 Net increase (decrease) in
  net assets                             94,652                  1,513                    3,368
NET ASSETS:
 Beginning of year                       75,480                     --                       --
                                    -----------               --------                 --------
 End of year                           $170,132                 $1,513                   $3,368
                                    ===========               ========                 ========

                                                          VAN KAMPEN
                                    VAN KAMPEN            EQUITY AND
                                  COMSTOCK FUND          INCOME FUND
                                 SUB-ACCOUNT (B)       SUB-ACCOUNT (B)
-----------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)             $11                    $6
 Net realized gain (loss) on
  security transactions                    --                    --
 Net realized gain on
  distributions                            68                    37
 Net unrealized appreciation
  (depreciation) of
  investments during the year              23                    (5)
                                     --------              --------
 Net increase (decrease) in
  net assets resulting from
  operations                              102                    38
                                     --------              --------
UNIT TRANSACTIONS:
 Purchases                                 --                    --
 Net transfers                          4,485                 1,197
 Surrenders for benefit
  payments and fees                        (6)                   (3)
                                     --------              --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,479                 1,194
                                     --------              --------
 Net increase (decrease) in
  net assets                            4,581                 1,232
NET ASSETS:
 Beginning of year                         --                    --
                                     --------              --------
 End of year                           $4,581                $1,232
                                     ========              ========

(b) From Inception April 30, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    THE HARTFORD         THE HARTFORD         THE HARTFORD
                                    DIVIDEND AND         SMALL COMPANY        GLOBAL HEALTH
                                    GROWTH FUND              FUND                 FUND
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $566                $(188)               $(101)
 Net realized gain (loss) on
  security transactions                      --                   --                   --
 Net realized gain on
  distributions                           4,126                   --                2,827
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (327)              13,026                2,131
                                     ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,365               12,838                4,857
                                     ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                               63,563               36,140               26,273
 Net transfers                           48,016               47,607               24,836
 Surrenders for benefit
  payments and fees                        (188)                  65                 (120)
                                     ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     111,391               83,812               50,989
                                     ----------            ---------            ---------
 Net increase (decrease) in
  net assets                            115,756               96,650               55,846
NET ASSETS:
 Beginning of period                         --                   --                   --
                                     ----------            ---------            ---------
 End of period                         $115,756              $96,650              $55,846
                                     ==========            =========            =========

(a)  Funded as of May 17, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   THE HARTFORD         THE HARTFORD
                                     CAPITAL               GLOBAL
                                   APPRECIATION          TECHNOLOGY           THE HARTFORD
                                       FUND                 FUND             ADVISERS FUND
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(193)                $(91)               $2,480
 Net realized gain (loss) on
  security transactions                     --                   --                     1
 Net realized gain on
  distributions                          9,880                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,303                3,999                12,170
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,990                3,908                14,651
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              55,547               15,562                85,291
 Net transfers                          54,382               24,399               234,301
 Surrenders for benefit
  payments and fees                        (26)                 (46)                 (175)
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    109,903               39,915               319,417
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                           122,893               43,823               334,068
NET ASSETS:
 Beginning of period                        --                   --                    --
                                    ----------            ---------            ----------
 End of period                        $122,893              $43,823              $334,068
                                    ==========            =========            ==========


                                  THE HARTFORD
                                  MONEY MARKET         THE HARTFORD
                                      FUND              STOCK FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)            $159                 $(19)
 Net realized gain (loss) on
  security transactions                    --                  (14)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                4,581
                                    ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              159                4,548
                                    ---------            ---------
UNIT TRANSACTIONS:
 Purchases                             17,038               22,716
 Net transfers                            525               48,224
 Surrenders for benefit
  payments and fees                       (72)                  (8)
                                    ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    17,491               70,932
                                    ---------            ---------
 Net increase (decrease) in
  net assets                           17,650               75,480
NET ASSETS:
 Beginning of period                       --                   --
                                    ---------            ---------
 End of period                        $17,650              $75,480
                                    =========            =========

(a)  Funded as of May 17, 2005.

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Twelve (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Separate Account Twelve was established on September 15, 2003, with the first contract owner entering into the Account on May 17, 2005. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by group variable funding agreement contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio, The Hartford Dividend and Growth Fund,, The Hartford International Opportunities Fund, The Hartford Small Company Fund, The Hartford Global Health Fund, The Hartford Growth Opportunities Fund, The Hartford Capital Appreciation Fund, The Hartford Global Technology Fund, The Hartford Advisers Fund, The Hartford Money Market Fund, and The Hartford Stock Fund, Lord Abbett Small-Cap Blend Fund, Victory Diversified Stock Fund, Van Kampen Comstock Fund, and Van Kampen Equity and Income Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) PROGRAM AND ADMINISTRATIVE CHARGES -- The Company will make deductions at a maximum annual rate of 0.50% of the contract's value for the administrative services that the Company provides. These expenses are included in program and administrative charges in the accompanying statements of operation.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount up to $30 may be deducted from the contract's value each contract year. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                PURCHASES         PROCEEDS
SUB-ACCOUNT                                      AT COST         FROM SALES
--------------------------------------------------------------------------------
LifePath 2020 Portfolio                              $4,983             $12
LifePath 2030 Portfolio                                 686               3
LifePath 2040 Portfolio                              77,033           9,243
The Hartford Dividend and Growth Fund               123,780           5,146
The Hartford International Opportunites Fund          5,136               3
The Hartford Small Company Fund                      54,340           1,970
The Hartford Global Health Fund                      80,292           2,319
The Hartford Growth Opportunities Fund                4,498              10
The Hartford Capital Appreciation Fund              174,084           7,916
The Hartford Global Technology Fund                  50,563           1,578
The Hartford Advisers Fund                          359,804          64,655
The Hartford Money Market Fund                       15,354             776
The Hartford Stock Fund                              82,786           5,083
Lord Abbett Small-Cap Blend Fund                      1,583               4
Victory Diversified Stock Fund                        3,415               9
Van Kampen Comstock Fund                              4,561               3
Van Kampen Equity and Income Fund                     1,241               4
                                               ------------       ---------
                                                 $1,044,139         $98,734
                                               ============       =========

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                     UNITS        UNITS          NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
LifePath 2020 Portfolio                 476            1                475
LifePath 2030 Portfolio                  64           --                 64
LifePath 2040 Portfolio               7,802        1,335              6,467
The Hartford Dividend and Growth
 Fund                                 8,799          562              8,237
The Hartford International
 Opportunites Fund                      491            1                490
The Hartford Small Company Fund       3,241          227              3,014
The Hartford Global Health Fund       6,318          267              6,051
The Hartford Growth Opportunities
 Fund                                   442            1                441
The Hartford Capital Appreciation
 Fund                                11,076          724             10,352
The Hartford Global Technology
 Fund                                 4,582          211              4,371
The Hartford Advisers Fund           30,711        5,889             24,822
The Hartford Money Market Fund        1,997           99              1,898
The Hartford Stock Fund               7,057          541              6,516
Lord Abbett Small-Cap Blend Fund        157           --                157
Victory Diversified Stock Fund          315            1                314
Van Kampen Comstock Fund                417            1                416
Van Kampen Equity and Income Fund       113           --                113

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                      UNITS        UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED      REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
The Hartford Dividend and Growth
 Fund                                  8,781         29               8,752
The Hartford Small Company Fund        7,193         19               7,174
The Hartford Global Health Fund        4,566         29               4,537
The Hartford Capital Appreciation
 Fund                                  7,766         28               7,738
The Hartford Global Technology Fund    4,355         15               4,340
The Hartford Advisers Fund            30,164         34              30,130
The Hartford Money Market Fund        13,321          9              13,312
The Hartford Stock Fund Fund           6,785         78               6,707

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
------------------------------------------------------------------------------------------
LIFEPATH 2020 PORTFOLIO
 2006  Lowest contract charges                   475    $10.678724             $5,070
    Highest contract charges                      --            --                 --
    Remaining contract charges                    --            --                 --
LIFEPATH 2030 PORTFOLIO
 2006  Lowest contract charges                    64     10.739723                686
    Highest contract charges
    Remaining contract charges
LIFEPATH 2040 PORTFOLIO
 2006  Lowest contract charges                 6,467     10.797981             69,829
    Highest contract charges
    Remaining contract charges
THE HARTFORD DIVIDEND AND GROWTH FUND
 2006  Lowest contract charges                 2,400     20.960000             50,301
    Highest contract charges                  14,590     13.834615            201,853
    Remaining contract charges
 2005  Lowest contract charges                 1,912     18.940000             36,207
    Highest contract charges                   6,841     11.629004             79,549
    Remaining contract charges                    --            --                 --
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 2006  Lowest contract charges                   490     10.805332              5,289
    Highest contract charges
    Remaining contract charges
THE HARTFORD SMALL COMPANY FUND
 2006  Lowest contract charges                   958     20.880000             19,993
    Highest contract charges                   9,230     14.397683            132,889
    Remaining contract charges
 2005  Lowest contract charges                   730     20.070000             14,649
    Highest contract charges                   6,444     12.725513             82,001
    Remaining contract charges                    --            --                 --
THE HARTFORD GLOBAL HEALTH FUND
 2006  Lowest contract charges                   673     17.500000             11,774
    Highest contract charges                   9,914     12.894913            127,838
    Remaining contract charges
 2005  Lowest contract charges                   529     16.520000              8,738
    Highest contract charges                   4,007     11.755575             47,108
    Remaining contract charges                    --            --                 --
THE HARTFORD GROWTH OPPORTUNITIES FUND
 2006  Lowest contract charges                   441     10.219167              4,502
    Highest contract charges
    Remaining contract charges

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
LIFEPATH 2020 PORTFOLIO
 2006  Lowest contract charges                0.34%             3.28%              9.80%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
LIFEPATH 2030 PORTFOLIO
 2006  Lowest contract charges                0.37%             3.01%              7.40%
    Highest contract charges
    Remaining contract charges
LIFEPATH 2040 PORTFOLIO
 2006  Lowest contract charges                0.34%             3.10%              7.98%
    Highest contract charges
    Remaining contract charges
THE HARTFORD DIVIDEND AND GROWTH FUND
 2006  Lowest contract charges                  --              1.34%             10.67%
    Highest contract charges                  0.50%             1.41%             18.97%
    Remaining contract charges
 2005  Lowest contract charges                  --              1.68%              0.11%
    Highest contract charges                  0.49%             1.51%              4.89%
    Remaining contract charges                  --                --                 --
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 2006  Lowest contract charges                0.35%             1.35%              8.05%
    Highest contract charges
    Remaining contract charges
THE HARTFORD SMALL COMPANY FUND
 2006  Lowest contract charges                  --                --               4.04%
    Highest contract charges                  0.50%               --              13.14%
    Remaining contract charges
 2005  Lowest contract charges                  --                --              20.54%
    Highest contract charges                  0.49%               --              19.94%
    Remaining contract charges                  --                --                 --
THE HARTFORD GLOBAL HEALTH FUND
 2006  Lowest contract charges                  --                --               5.93%
    Highest contract charges                  0.50%               --               9.69%
    Remaining contract charges
 2005  Lowest contract charges                  --                --               5.22%
    Highest contract charges                  0.49%               --              11.32%
    Remaining contract charges                  --                --                 --
THE HARTFORD GROWTH OPPORTUNITIES FUND
 2006  Lowest contract charges                0.35%               --               2.19%
    Highest contract charges
    Remaining contract charges

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
------------------------------------------------------------------------------------------
THE HARTFORD CAPITAL APPRECIATION FUND
 2006  Lowest contract charges                 1,292    $38.030000            $49,150
    Highest contract charges                  16,798     14.888563            250,102
    Remaining contract charges
 2005  Lowest contract charges                 1,001     35.710000             35,739
    Highest contract charges                   6,737     12.937486             87,154
    Remaining contract charges                    --            --                 --
THE HARTFORD GLOBAL TECHNOLOGY FUND
 2006  Lowest contract charges                 1,040      5.870000              6,108
    Highest contract charges                   7,671     12.245294             93,929
    Remaining contract charges
 2005  Lowest contract charges                   814      5.340000              4,349
    Highest contract charges                   3,526     11.195516             39,474
    Remaining contract charges                    --            --                 --
THE HARTFORD ADVISERS FUND
 2006  Lowest contract charges                 1,088     17.060000             18,561
    Highest contract charges                  53,863     12.091795            651,303
    Remaining contract charges
 2005  Lowest contract charges                   352     15.870000              5,590
    Highest contract charges                  29,777     11.031171            328,478
    Remaining contract charges                    --            --                 --
THE HARTFORD MONEY MARKET FUND
 2006  Lowest contract charges                13,431      1.000000             13,431
    Highest contract charges                   1,779     10.568531             18,796
    Remaining contract charges
 2005  Lowest contract charges                12,840      1.000000             12,841
    Highest contract charges                     472     10.190758              4,809
    Remaining contract charges                    --            --                 --
THE HARTFORD STOCK FUND
 2006  Lowest contract charges                   199     21.830000              4,341
    Highest contract charges                  13,024     12.729803            165,791
    Remaining contract charges
 2005  Lowest contract charges                     3     19.280000                 67
    Highest contract charges                   6,704     11.249262             75,413
    Remaining contract charges                    --            --                 --
LORD ABBETT SMALL-CAP BLEND FUND
 2006  Lowest contract charges                   157      9.624211              1,513
    Highest contract charges
    Remaining contract charges
VICTORY DIVERSIFIED STOCK FUND
 2006  Lowest contract charges                   314     10.721008              3,368
    Highest contract charges
    Remaining contract charges
VAN KAMPEN COMSTOCK FUND
 2006  Lowest contract charges                   416     11.018010              4,581
    Highest contract charges
    Remaining contract charges

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
THE HARTFORD CAPITAL APPRECIATION FUND
 2006  Lowest contract charges                  --              0.39%              6.50%
    Highest contract charges                  0.50%             0.50%             15.08%
    Remaining contract charges
 2005  Lowest contract charges                  --                --               4.60%
    Highest contract charges                  0.49%               --              14.53%
    Remaining contract charges                  --                --                 --
THE HARTFORD GLOBAL TECHNOLOGY FUND
 2006  Lowest contract charges                  --                --               9.93%
    Highest contract charges                  0.50%               --               9.38%
    Remaining contract charges
 2005  Lowest contract charges                  --                --              10.56%
    Highest contract charges                  0.49%               --              10.01%
    Remaining contract charges                  --                --                 --
THE HARTFORD ADVISERS FUND
 2006  Lowest contract charges                  --              2.02%              7.50%
    Highest contract charges                  0.50%             2.00%              9.62%
    Remaining contract charges
 2005  Lowest contract charges                  --              2.29%              5.17%
    Highest contract charges                  0.50%             1.96%              6.21%
    Remaining contract charges                  --                --                 --
THE HARTFORD MONEY MARKET FUND
 2006  Lowest contract charges                  --              4.15%              4.23%
    Highest contract charges                  0.50%             4.26%              3.71%
    Remaining contract charges
 2005  Lowest contract charges                  --              3.04%              1.80%
    Highest contract charges                  0.48%             2.99%              1.87%
    Remaining contract charges                  --                --                 --
THE HARTFORD STOCK FUND
 2006  Lowest contract charges                  --              0.68%             13.23%
    Highest contract charges                  0.50%             0.58%             13.16%
    Remaining contract charges
 2005  Lowest contract charges                  --              0.06%              8.62%
    Highest contract charges                  0.49%             0.44%              8.30%
    Remaining contract charges                  --                --                 --
LORD ABBETT SMALL-CAP BLEND FUND
 2006  Lowest contract charges                0.32%               --              (3.76)%
    Highest contract charges
    Remaining contract charges
VICTORY DIVERSIFIED STOCK FUND
 2006  Lowest contract charges                0.35%             0.44%              7.21%
    Highest contract charges
    Remaining contract charges
VAN KAMPEN COMSTOCK FUND
 2006  Lowest contract charges                0.35%             1.73%             10.18%
    Highest contract charges
    Remaining contract charges

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
------------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME FUND
 2006  Lowest contract charges                   113    $10.869076             $1,233
    Highest contract charges
    Remaining contract charges

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
VAN KAMPEN EQUITY AND INCOME FUND
 2006  Lowest contract charges                0.22%             1.14%              8.69%
    Highest contract charges
    Remaining contract charges

* This represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as Program and Administrative Charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of Account expense charges, including Program and Administrative charges and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through redemption of units for all contracts contained within the Account.

-->PROGRAM AND ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.00% to 0.50% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee, ranging from $0 to $30, may be deducted from the contract's value each contract year. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are redemption of units.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(3)
       (5)    Form of Application.(4)
       (6)    (a) Articles of Incorporation of Hartford.(5)
       (6)    (b) Bylaws of Hartford.(6)
       (7)    Form of Reinsurance Agreement.(7)
       (8)    Form of Fund Participation Agreement.(8)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-91927, dated December 3, 1999.

(4) Incorporated by reference to Pre-Effective Amendment No. 2, to the Registration Statement File No. 333-91927, dated February 22, 2000.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 8, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement, File No. 333-69485, filed on April 9, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement, File No. 33-73570, filed on April 12, 1999.

(8) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, dated August 25, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
Lynn R. Banziruk                    Assistant Vice President
David G. Bedard                     Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Chris Chaia                         Assistant Vice President
Kathleen C. Ciullo                  Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Joseph G. Eck                       Vice President
Stephen J. Ellis                    Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
John F. Kennedy                     Assistant Vice President
Paula Knake                         Assistant Vice President
Diane Krajewski                     Assistant Vice President
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Jamie Ohl                           Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Roberts                      Vice President
Stephen Roche                       Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Executive Vice President, Director*
Richard J. Wirth                    Assistant Vice President
Neal S. Wolin                       Executive Vice President and General Counsel
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115

* Denotes Board of Directors

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-119414, filed on April 9, 2007.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2007, there were 85,119 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

     Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Tamara L. Fagely                Chief Financial Officer
Stephen T. Joyce                Senior Vice President
Thomas M. Marra                 Director
Martin A. Swanson               Vice President
John C. Walters                 Chief Executive Officer, Director
William Wilcox                  Chief Legal Officer, Chief Compliance Officer and Secretary

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 9th day of April, 2007.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Richard J. Wirth
       Chief Executive Officer and                 Attorney-in-Fact
       Chairman of the Board, President*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

*By:   Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       Chief Executive Officer, President,
       and Chairman of the Board,
       President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Stephen T. Joyce, Senior Vice President, Director*
Glenn D. Lammey, Chief Financial Officer, Executive Vice           *By:   /s/ Richard J. Wirth
 President, Director*
                                                                          Richard J. Wirth
                                                                          -----------------------------------
                                                                          Attorney-in-Fact
                                                                   Date:  April 9, 2007

333-91927

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.